1933 Act File No. 33-11905
                                                      1940 Act File No. 811-5010


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933...........

Pre-Effective Amendment No.       ................................      _____

Post-Effective Amendment No.  50  ................................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 51  ................................................        X

                              THE HUNTINGTON FUNDS
               (Exact name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                           Pittsburgh, PA 15237-7010
                    (Address of Principal Executive Offices)

                                 1-800-544-8347
                        (Registrant's Telephone Number)

                              Ronald J. Corn, Esq.
                          The Huntington National Bank
                              41 South High Street
                               Columbus, OH 43287
                    (Name and address of agent for service)
               (Notices should be sent to the Agent for Service)

                                   Copies to:
                            David C. Mahaffey, Esq.
                            Sullivan & Worcester LLP
                               1666 K Street, NW
                              Washington, DC 20006

It is proposed that this filing will become effective:

_   immediately upon filing pursuant to paragraph (b)
_   on _________________ pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i)
X   on April 30, 2007      pursuant to paragraph (a)(i)
    on 75 days after filing pursuant to paragraph (a)(ii)
___ on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.




Investor Guide
MAY 1, 2007

INVESTMENT A SHARES
INVESTMENT B SHARES

INVESTMENT A SHARES PROSPECTUS
INVESTMENT B SHARES PROSPECTUS

MONEY MARKET FUNDS
Huntington Florida Tax-Free Money Fund
Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington U.S. Treasury Money Market Fund

EQUITY FUNDS
Huntington Dividend Capture Fund
Huntington Growth Fund
Huntington Income Equity Fund
Huntington International Equity Fund
Huntington Macro 100 Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund
Huntington Real Asset Fund
Huntington Rotating Markets Fund
Huntington Situs Small Cap Fund

INCOME FUNDS
Huntington Fixed Income Securities Fund
Huntington Intermediate Government Income Fund
Huntington Michigan Tax-Free Fund
Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Short/Intermediate Fixed Income Securities Fund

MAY 1, 2007

The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is unlawful.
THE HUNTINGTON FUNDS


TABLE OF CONTENTS




HOW TO READ THIS PROSPECTUS
The Huntington Funds ("Trust") is a mutual fund family that offers different classes of shares in separate investment portfolios ("Funds").

The Trust was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the "Original Trusts"). The Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds on June 23, 2006. The Trust operates 30 separate series, or mutual funds: 20 retail portfolios and 10 variable annuity portfolios. This Prospectus relates only to the Investment A Shares and Investment B Shares of retail portfolios. Separate prospectuses offer Trust Shares of the retail portfolios, Interfund Shares of the Money Market Fund, and the variable annuity portfolios.

The Funds have various investment goals and strategies and are advised by professional portfolio managers at Huntington Asset Advisors, Inc. ("Advisor"), a subsidiary of The Huntington National Bank. This Prospectus gives you important information about the Investment A Shares and Investment B Shares ("Shares") of the Funds that you should know before investing. Of the Funds in this Prospectus, all offer Investment A Shares. However, only the Equity Funds, Income Funds (other than Short/Intermediate Fixed Income Securities Fund) and the Money Market Fund offer Investment B Shares.

Please read this Prospectus and keep it for future reference. The Prospectus is arranged into different sections so that you can easily review the important information you should know about investing in the Funds.

                               INTRODUCTION
                                 3
                               FUND SUMMARY, INVESTMENT STRATEGY AND RISKS
                                     MONEY MARKET FUNDS
                                 4   Florida Tax-Free Money Fund
                                 8   Money Market Fund
                                13   Ohio Municipal Money Market Fund
                                17   U.S. Treasury Money Market Fund
                                     EQUITY FUNDS
                                21   Dividend Capture Fund
                                26   Growth Fund
                                31   Income Equity Fund
                                36   International Equity Fund
                                42   Macro 100 Fund
                                47   Mid Corp America Fund
                                53   New Economy Fund
                                   58Real Asset Fund
                                59   Rotating Markets Fund
                                67   Situs Small Cap Fund
                                     INCOME FUNDS
                                74   Fixed Income Securities Fund
                                80   Intermediate Government Income Fund
                                87   Michigan Tax-Free Fund
                                93   Mortgage Securities Fund
                                99   Ohio Tax-Free Fund
                               105   Short/Intermediate Fixed Income Securities
                               Fund
                               SHAREHOLDER INFORMATION
                               111   Distribution of the Funds
                               112   Distribution Plan (Rule 12b-1 Fees)
                               113   Sales Charges
                               115   Contingent Deferred Sales Charges
                               116   Pricing Shares
                               118   Purchasing Shares
                               121   Exchanging Shares
                               123   Redeeming Shares
                               126   Portfolio Holdings Information
                               MORE ABOUT THE HUNTINGTON FUNDS
                               127   Management of the Trust
                               130   Fees Paid To Advisor and Affiliates
                               132   Dividends and Distributions
                               132   Tax Consequences
                               134   Financial Information
                               150   Additional Investment Strategies
                               151   Investment Practices
                               160   Glossary of Investment Risks
 For more information about The Huntington Funds, please see the back cover of this Prospectus
This Prospectus does not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.


INTRODUCTION
Each Fund is a mutual fund that issues Shares. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own. Unless otherwise noted, each Fund's investment objective is fundamental and may be changed only by a vote of a majority of the Fund's outstanding Shares. Unless otherwise noted, each Fund's investment strategies are not fundamental and may be changed by the Trust's Board of Trustees ("Trustees").

The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.


FUND SUMMARY, INVESTMENT STRATEGY AND RISKS
FLORIDA TAX-FREE MONEY FUND FUND SUMMARY
Investment Goal
To seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal
Investment Focus
Florida tax-free money market securities
Principal Investment Strategy
Invests in high-quality, short-term Florida tax-free securities
Share Price Volatility
Low
INVESTMENT STRATEGY
The Fund's investment objective is to seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal.
The Advisor strives to maintain a $1.00 net asset value ("NAV") per share for the Florida Tax-Free Money Fund by investing substantially all of the Fund's assets in short-term FLORIDA TAX-EXEMPT SECURITIES which are either rated in the highest rating category by a nationally recognized statistical rating organization ("NRSRO") or unrated and deemed to be of comparable quality by the Advisor. No more than 20% of the Fund's annual income will be subject to the alternative minimum tax ("AMT").
In managing the portfolio, the Advisor determines an appropriate dollar-weighted average maturity range for the Fund (currently between 35 and 80 days), and endeavors to diversify the portfolio's holdings within Florida as much as possible. (Like all money market funds, the Fund's dollar-weighted average maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.
For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax.
FLORIDA TAX-EXEMPT SECURITIES are debt obligations which are issued by or on behalf of the state of Florida or its respective authorities, agencies, instrumentalities and political subdivisions.
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."
Investor Profile
Florida residents seeking income exempt from federal personal income tax
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   State Specific Risk: By concentrating its investments in Florida, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Florida is largely concentrated in agriculture, tourism and construction and is adversely affected by severe weather conditions. It is also impacted by changes in the economies of Central and South America.
   Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, and therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.
   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
   For more information about risks, please see the "Glossary of Investments Risks."
An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Investment A Shares for each full calendar year that the Fund was in existence.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                   1 YEAR  5 YEARS  SINCE CLASS
                                                                    INCEPTION*

 FLORIDA TAX-FREE MONEY FUND INVESTMENT A SHARES
 Returns before taxes

* Since January 28, 1999.
YIELD
The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.
The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest rate exposure as well as the type and credit quality of its portfolio holdings.
To obtain current yield information for the Fund, please call 1-800-253-0412. FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.
| SHAREHOLDER FEES*                               NONE
| (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
*----------------------------------------------------------

| ANNUAL FUND OPERATING EXPENSES              INVESTMENT A
| (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)     SHARES
*-                                          ---------------
| Investment Advisory Fees{dagger}               0.30%
*----------------------------------------------------------
| Distribution (12b-1) Fees                      0.25%
*----------------------------------------------------------
| Shareholder Servicing Fees                     0.25%
*----------------------------------------------------------
| Other Expenses                                 0.41%
*----------------------------------------------------------
| Total Annual Fund Operating Expenses           1.21%
*----------------------------------------------------------
* Does not include any wire transfer fees, if applicable.
{dagger} The Advisor is entitled to receive a maximum fee of 0.30% of the Fund's average daily net assets. This fee is subject to breakpoints as the Fund's assets increase. See section entitled "Fees Paid to Advisor and Affiliates."

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
                    ------------------------------------
 Investment A Shares






                            MONEY MARKET FUND
FUND SUMMARY
Investment Goal
To seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high-quality money market instruments Investment Focus
High-quality, short-term debt securities
Principal Investment Strategy
Maximize current income while preserving capital
Share Price Volatility
Low
INVESTMENT STRATEGY
The Fund's investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high-quality money market instruments.
The Advisor strives to maintain a $1.00 NAV per share for the Fund by investing in commercial paper and U.S. government agency notes, and other short-term money market instruments, which may include municipal securities that are either rated in the highest rating category by a NRSRO or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate dollar-weighted average maturity range for the Fund (currently between 25 and 60 days) and endeavors to diversify the portfolio across market sectors. (Like all money market funds, the Fund's dollar-weighted average maturity range may extend up to 90 days when the Advisor deems it necessary.) The Advisor employs a top-down analysis of economic and market factors to select Fund investments. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.
The Fund intends to invest in the securities of U.S. government-sponsored entities ("GSEs"). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation. For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
Investor Profile
Short-term or risk-averse investors seeking our typically highest-yielding money market fund
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
   For more information about risks, please see the "Glossary of Investment Risks."
An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Investment A Shares for each of the last 10 calendar years.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                              1 YEAR  5 YEARS  10 YEARS  SINCE CLASS INCEPTION*
 MONEY MARKET FUND  INVESTMENT A SHARES Returns before taxes

 MONEY MARKET FUND  INVESTMENT B SHARES**
 (with applicable Contingent Deferred Sales Charge)
 Returns before taxes

* Since May 1, 1991.
**Prior to May 1, 2000 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and contingent deferred sales charge.
YIELD
The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.




 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           INVESTMENT A  INVESTMENT B
                                                                                         SHARES        SHARES
 Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)       0%            0%
 Maximum Deferred Sales Charge (Load) (as a percentage of NAV)                             0%          5.00%
 Redemption Fee (as a percentage of amount redeemed, if applicable)*                       0%            0%

 ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)            INVESTMENT A  INVESTMENT B
                                                                                         SHARES        SHARES
 Investment Advisory Fees{dagger}                                                        0.29%         0.29%
 Distribution (12b-1) Fees                                                               0.25%         0.75%
 Shareholder Servicing Fees                                                              0.25%         0.25%
 Other Expenses                                                                          0.28%         0.27%
 Total Annual Fund Operating Expenses                                                    1.07%         1.56%

*Does not include any wire transfer fees, if applicable.
{dagger} The Advisor is entitled to receive a maximum fee of 0.30% of the Fund's average daily net assets. This fee is subject to breakpoints as the Fund's assets increase. See section entitled "Fees Paid to Advisor and Affiliates."
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                              1 YEAR  3 YEARS  5 YEARS  10 YEARS
Investment A Shares
Investment B Shares
If you do not sell your Shares:
If you sell your Shares at the end of the period:










                            OHIO MUNICIPAL MONEY MARKET FUND
FUND SUMMARY
Investment Goal
To seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity Investment Focus
Ohio tax-free money market securities
Principal Investment Strategy
Invests in high-quality, short-term Ohio tax-free securities
Share Price Volatility
Low
INVESTMENT STRATEGY
The Fund's investment objective is to seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity.
The Advisor strives to maintain a $1.00 NAV per share for the Fund by investing substantially all of the Fund's assets in short-term OHIO TAX-EXEMPT SECURITIES which are either rated in the highest rating category by a NRSRO or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate dollar-weighted average maturity range for the Fund (currently between 35 and 80 days), and endeavors to diversify the portfolio's holdings within Ohio as much as possible. (Like all money market funds, the Fund's dollar-weighted average maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality, and monitors new issue calendars for potential purchases.
For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.
OHIO TAX-EXEMPT SECURITIES are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."
Investor Profile
Ohio residents seeking income exempt from federal and Ohio state personal income taxes
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.
   Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, and therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.
   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
   For more information about risks, please see the "Glossary of Investments Risks."
An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Investment A Shares for each of the last 10 calendar years.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                        1 YEAR  5 YEARS  10 YEARS  SINCE CLASS INCEPTION*
 OHIO MUNICIPAL MONEY MARKET FUND  INVESTMENT A SHARES
 Returns before taxes

* Since May 1, 1991.
YIELD
The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.
The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest rate exposure as well as the type and credit quality of its portfolio holdings.
To obtain current yield information for the Fund, please call 1-800-253-0412. FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.
| SHAREHOLDER FEES*                               NONE
| (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
*----------------------------------------------------------

| ANNUAL FUND OPERATING EXPENSES              INVESTMENT A
| (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)     SHARES
*-                                          ---------------
| Investment Advisory Fees{dagger}               0.30%
*----------------------------------------------------------
| Distribution (12b-1) Fees                      0.25%
*----------------------------------------------------------
| Shareholder Servicing Fees                     0.25%
*----------------------------------------------------------
| Other Expenses                                 0.30%
*----------------------------------------------------------
| Total Annual Fund Operating Expenses           1.10%
*----------------------------------------------------------
* Does not include any wire transfer fees, if applicable.
{dagger} The Advisor is entitled to receive a maximum fee of 0.30% of the Fund's average daily net assets. This fee is subject to breakpoints as the Fund's assets increase. See section entitled "Fees Paid to Advisor and Affiliates."

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
                    -------------------------------------
 Investment A Shares






                            U.S. TREASURY MONEY MARKET FUND
FUND SUMMARY
Investment Goal
To seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations
Investment Focus
U.S. Treasury obligations
Principal Investment Strategy
Invests exclusively in U.S. government obligations and repurchase agreements on such obligations
Share Price Volatility
Low
INVESTMENT STRATEGY
The Fund's investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations. The Advisor strives to maintain a $1.00 NAV per share for the Fund by investing substantially all of the Fund's assets in short-term obligations of the U.S. government. In managing the portfolio, the Advisor determines an appropriate dollar-weighted average maturity range for the Fund. Because the Fund seeks a rating by an independent rating agency, it will seek to limit its dollar-weighted average maturity to 60 days or less. However, like all money market funds, this maturity range may extend up to 90 days if the Advisor deems it necessary. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments and yields and opposite direction; and monitors new issue calendars for potential purchases.
Because the Fund refers to U.S. Treasury obligations in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. Treasury obligations.
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
Investor Profile
Highly risk adverse investors seeking current income from a money market fund that invests primarily in U.S. Treasury obligations

WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risk:
   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. For more information about risks, please see the "Glossary of Investments Risks."
An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Investment A Shares for each of the last 10 calendar years.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                       1 YEAR  5 YEARS  10 YEARS  SINCE CLASS INCEPTION*
 U.S. TREASURY MONEY MARKET FUND  INVESTMENT A SHARES
 Returns before taxes

* Since October 19, 1993.

YIELD
The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.
The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest rate exposure as well as the type and credit quality of its portfolio holdings.
To obtain current yield information for the Fund, please call 1-800-253-0412. FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

 SHAREHOLDER FEES*                                                              NONE
 (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

 ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)  INVESTMENT A
                                                                               SHARES
 Investment Advisory Fees                                                      0.20%
 Distribution Fees                                                             0.25%
 Shareholder Servicing Fees                                                    0.25%
 Other Expenses                                                                0.29%
 Total Annual Fund Operating Expenses                                          0.99%

* Does not include any wire transfer fees, if applicable.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:
                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
                    -------------------------------------
 Investment A Shares







                            DIVIDEND CAPTURE FUND
FUND SUMMARY
Investment Goal
To seek total return on investment, with dividend income as an important component of that return
Investment Focus
U.S. common stocks and covered option positions relative to those stocks Principal Investment Strategy
Attempts to identify stocks that pay dividends and hedge against adverse market swings
Share Price Volatility
Moderate
INVESTMENT STRATEGY
The Fund's investment objective is to seek total return on investment, with dividend income as an important component of that return.
To pursue its investment objective, the Fund invests at least 65% of its assets in dividend-paying stocks that the Advisor believes are undervalued or out-of-favor. The Advisor intends to invest in common stock, preferred stock, and REITs (real estate investment trusts) which pay high dividends. The Fund may invest in convertible bonds and other types of hybrid securities (securities that contain aspects of both stocks and bonds). As an additional income source, the Advisor will frequently purchase stocks in a short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend). As a result, these dividends may not qualify for lower rates that apply to certain other "qualified investment income."
The companies in which the Fund invests are generally mature, middle and large-capitalization U.S. corporations. In-depth fundamental research (both quantitative and qualitative) confirms the value characteristics of individual stocks and evaluates the issuer's future prospects.
Quantitative analysis is used to identify stocks that the Advisor believes are undervalued relative to the market and to the security's historic valuations. The Advisor considers fundamental factors such as earnings growth, cash flow, and credit quality to identify the best companies. It then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive. The Advisor may, under varying market conditions, employ various strategies for the Fund which involve put and/or call option contracts.
The Advisor typically begins to pare down a position when the stock has declared an ex-dividend date or is at a valuation level that, in the Advisor's opinion, leaves little room for investor gain. The Advisor may eliminate a stock from the Fund's portfolio if its long-term fundamentals become unfavorable.
The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.
For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
Investor Profile
Investors seeking capital appreciation with the potential for higher current income than the average stock fund
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
   Investment Style Risk: The possibility that the securities on which this Fund focuses - the stocks of undervalued, dividend-paying companies - may underperform other kinds of investments or market averages.
   Basis Risk: Financial instruments such as options or futures contracts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.
   Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
   For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund's returns would be less than those shown below.


-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                                           1 YEAR  SINCE CLASS INCEPTION*
 DIVIDEND CAPTURE FUND  INVESTMENT A SHARES
 (with 5.75% sales charge)
 Returns before taxes
 Returns after taxes on distributions(1)
 Returns after taxes on distributions and sales of Investment A Shares(1)

 DIVIDEND CAPTURE FUND  INVESTMENT B SHARES
 (with applicable Contingent Deferred Sales Charge)
 Returns before taxes
 Returns after taxes on distributions(1)
 Returns after taxes on distributions and sales of Investment B Shares(1)
 S&P 500 (reflects no deduction for fees, expenses or taxes)(2)
 DCIB (reflects no deduction for fees, expenses or taxes)(3)

(1)After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
(2)The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
(3)The unmanaged DCIB is a custom, blended index comprised of the S&P 500/ Citigroup Value Index (40%), Merrill Lynch Fixed Rate Preferred Index (40%) and
  NAREIT Index (20%).
* Since March 1, 2001.




FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                            INVESTMENT A  INVESTMENT B
                                                                                          SHARES        SHARES
 Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*     5.75%           0%
 Maximum Deferred Sales Charge (Load) (as a percentage of NAV)**                            0%          5.00%
 Redemption Fee (as a percentage of amount redeemed, if applicable)***                      0%            0%

 ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)             INVESTMENT A  INVESTMENT B
                                                                                          SHARES        SHARES
 Investment Advisory Fees                                                                 0.75%         0.75%
 Distribution (12b-1) Fees                                                                0.25%         0.75%
 Shareholder Servicing Fees                                                               0.25%         0.25%
 Other Expenses                                                                           0.33%         0.33%
 Total Annual Fund Operating Expenses                                                     1.58%         2.08%

* This sales charge varies depending upon how much you invest. See "Sales Charges."
**A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
***Does not include any wire transfer fees, if applicable.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
Investment A Shares
Investment B Shares
If you do not sell your Shares:
If you sell your Shares at the end of the period:






                                     GROWTH FUND
FUND SUMMARY
Investment Goal
To seek to achieve long-term capital appreciation primarily through investing in equity securities
Investment Focus
Common stocks of medium to large companies
Principal Investment Strategy
Invests in companies offering above-average growth potential
Share Price Volatility
Moderate to High
INVESTMENT STRATEGY
The Fund's investment objective is to seek to achieve long-term capital appreciation primarily through investing in equity securities.
The Advisor intends to invest in common stock and other equity securities, such as preferred stock, of medium or large companies which it believes offer opportunities for growth. The Advisor occasionally invests in established companies which it believes have temporarily depressed prices and present growth opportunities.
In selecting investments, the Advisor reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. The Advisor may also select companies based on a relative price to earnings growth methodology. The Advisor uses both qualitative and quantitative analysis in implementing these strategies. On an ongoing basis, the Advisor also monitors the Fund's existing positions to determine the benefits of retention.
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."
Investor Profile
Long-term investors seeking capital appreciation
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Market Risk: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
   Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses - those of medium to large U.S. growth companies - may underperform other types of stock investments or the market as a whole.
   Mid Cap Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.
   Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
   For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, the Fund's returns would be less than those shown below.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                                                  1 YEAR  5 YEARS  10 YEARS
 GROWTH FUND  INVESTMENT A SHARES
 (with 5.75% sales charge)
 Returns before taxes
 Returns after taxes on distributions(1)
 Returns after taxes on distributions and sales of Investment A Shares(1)

 GROWTH FUND  INVESTMENT B SHARES**
 (with applicable Contingent Deferred Sales Charge)
 Returns before taxes
 Returns after taxes on distributions(1)
 Returns after taxes on distributions and sales of Investment B Shares(1)
 S&P 500/BARRA GROWTH (reflects no deduction for fees, expenses or taxes)(2)
 S&P 500/CITIGROUP GROWTH (reflects no deduction for fees, expenses or taxes)(3)
 S&P 500 (reflects no deduction for fees, expenses or taxes)(4)

(1)After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
(2)TheS&P 500/Barra Growth is a capitalization-weighted index of stocks in the S&P 500 having the highest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.
(3)The S&P 500/Citigroup Growth is comprised of approximately half the market capitalization of the S&P 500 that has been identified as being on the growth end of the growth-value spectrum. The Advisor has changed the benchmark index from S&P 500/Barra Growth to S&P 500/ Citigroup Growth because the S&P 500/Barra Growth will be discontinued in 2006, and Standard & Poor's will replace this growth style index with the S&P 500/Citigroup Growth.
 (4) TheS&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
**Prior to May 1, 2000 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and contingent deferred sales charge.
FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                            INVESTMENT A  INVESTMENT B
                                                                                          SHARES        SHARES
 Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*     5.75%           0%
 Maximum Deferred Sales Charge (Load) (as a percentage of NAV)**                            0%          5.00%
 Redemption Fee (as a percentage of amount redeemed, if applicable)***                      0%            0%

 ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)             INVESTMENT A  INVESTMENT B
                                                                                          SHARES        SHARES
 Investment Advisory Fees                                                                 0.60%         0.60%
 Distribution (12b-1) Fees                                                                0.25%         0.75%
 Shareholder Servicing Fees                                                               0.25%         0.25%
 Other Expenses                                                                           0.30%         0.30%
 Total Annual Fund Operating Expenses                                                     1.40%         1.90%

* This sales charge varies depending upon how much you invest. See "Sales Charges."
**A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
***Does not include any wire transfer fees, if applicable.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
Investment A Shares
Investment B Shares
If you do not sell your Shares:
If you sell your Shares at the end of the period:







                            INCOME EQUITY FUND
FUND SUMMARY
Investment Goal
To seek to achieve current income and moderate appreciation of capital primarily through investment in income-producing equity securities
Investment Focus
Common and preferred stocks
Principal Investment Strategy
Attempts to identify stocks that pay high dividends
Share Price Volatility
Moderate
INVESTMENT STRATEGY
The Fund's investment objective is to seek to achieve current income and moderate appreciation of capital primarily through investment in income-producing equity securities.
The Advisor focuses primarily on equity securities and under normal circumstances invests at least 80% of its assets in equity securities, such as common stock and preferred stock. At least 65% of the Fund's total assets will be invested in income-producing equity securities. As an additional income source, the Advisor also may invest in investment-grade corporate debt obligations, such as bonds, notes and debentures. The Fund may also invest up to 10% of its total assets in debt obligations rated below investment-grade (securities rated below BBB by Standard & Poor's or Baa by Moody's).
The Advisor selects securities which it believes will maintain or increase the Fund's current income while maintaining a price/earnings ratio below the market. In addition to evaluating the current yield of a security, the Advisor considers dividend growth to be an important factor in selecting investments for the Fund. The Advisor actively monitors market activity which impacts dividend decisions. In general, the Fund will sell a security when dividends are no longer expected to increase. The Advisor may seek to purchase a security that will generate dividends that are eligible for taxation at lower rates than other types of income at the shareholder level, but this will not be an investment strategy of the Fund.
Because the Fund contains "equity" in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes to this policy.
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
Investor Profile
Investors seeking capital appreciation potential with higher current income and lower volatility than the average stock fund
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
   Investment Style Risk: The possibility that the securities on which this Fund focuses - the stocks of undervalued, dividend-paying companies - may underperform other kinds of investments or market averages.
   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
   For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Investment A Shares for each of the last 10 calendar years. Prior to May 14, 1997 ( the inception date for investment A Shares), performance for Investment A Shares is based on the performance of Trust Shares, adjusted for sales charges, fees and expenses imposed on Investment A Shares. If sales charges had been reflected, the Fund's returns would be less than those shown below.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                                                 1 YEAR  5 YEARS  10 YEARS
 INCOME EQUITY FUND  INVESTMENT A SHARES**
 (with 5.75% sales charge)
 Returns before taxes
 Returns after taxes on distributions(1)
 Returns after taxes on distributions and sales of Investment A Shares(1)

 INCOME EQUITY FUND  INVESTMENT B SHARES***
 (with applicable Contingent Deferred Sales Charge)
 Returns before taxes
 Returns after taxes on distributions(1)
 Returns after taxes on distributions and sales of Investment B Shares(1)
 S&P 500/BARRA VALUE (reflects no deduction for fees, expenses or taxes(2)
 S&P 500/CITIGROUP VALUE (reflects no deduction for fees, expenses or taxes)(3)
 S&P 500 (reflects no deduction for fees, expenses or taxes)(4)

(1)After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
(2)TheS&P 500/Barra Value is a market capitalization-weighted index of the stocks in the S&P 500 having the lowest price to book ratios.
(3)The S&P 500/Citigroup Value is comprised of approximately half the market capitalization of the S&P 500 that has been identified as being on the value end of the growth-value spectrum. The Advisor has changed the benchmark index from S&P 500/Barra Value to S&P 500/Citigroup Value because the S&P 500/Barra Value will be discontinued in 2006, and Standard & Poor's will replace this value style index with the S&P 500/Citigroup Value.
(4)TheS&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
**Prior to May 14, 1997 (the inception date for Investment A Shares), performance for Investment A Shares is based on the performance of Trust Shares, adjusted for the Investment A Shares sales charge and 12b-1 fees.
***Prior to May 1, 2000 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares (and Trust Shares), adjusted for the Investment B Shares 12b-1 fees and contingent deferred sales charge.
FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                            INVESTMENT A  INVESTMENT B
                                                                                          SHARES        SHARES
 Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*     5.75%           0%
 Maximum Deferred Sales Charge (Load) (as a percentage of NAV)**                            0%          5.00%
 Redemption Fee (as a percentage of amount redeemed, if applicable)***                      0%            0%

 ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)             INVESTMENT A  INVESTMENT B
                                                                                          SHARES        SHARES
 Investment Advisory Fees                                                                 0.60%         0.60%
 Distribution (12b-1) Fees                                                                0.25%         0.75%
 Shareholder Servicing Fees                                                               0.25%         0.25%
 Other Expenses                                                                           0.30%         0.30%
 Total Annual Fund Operating Expenses                                                     1.40%         1.90%

* This sales charge varies depending upon how much you invest. See "Sales Charges."
**A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
***Does not include any wire transfer fees, if applicable.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
Investment A Shares
Investment B Shares
If you do not sell your Shares:
If you sell your Shares at the end of the period:










                            INTERNATIONAL EQUITY FUND
FUND SUMMARY
Investment Goal
To seek total return
Investment Focus
Equity securities of companies based outside the United States
Principal Investment Strategy
Attempts to identify equity securities of companies based outside the United States with the best potential for superior long-term investment returns
Share Price Volatility
Moderate to High
INVESTMENT STRATEGY
The Fund's investment objective is to seek total return. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return. This investment objective may be changed by the Fund's Trustees without shareholder approval. The Fund pursues its investment objective by investing at least 80% of its assets in equity securities, 65% of which will be invested in companies based outside the United States. The Advisor manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. The Advisor uses a "bottom-up" approach to stock selection (searching for outstanding performance of individual stocks before considering the impact of economic trends) and evaluates industry and country exposure to be consistent with a top-down approach. The Advisor attempts to purchase securities with value characteristics consistent with an overall assessment of the economic environment in which the underlying company operates.
The Advisor ranks the relative valuation and recent price performance of a universe of companies. The Advisor then evaluates the most attractively valued portion of this universe using such factors as a company's price/earnings ratio, enterprise value, organic growth rates versus growth through acquisition, product niche and management quality. The Advisor also reviews the company's financial statements and forecasts of earnings. Based on this information, the Advisor evaluates the sustainability of the company's current growth trends and potential catalysts for increased valuation, based on the company's potential to add economic value to the enterprise.
The Advisor frequently identifies benchmarks for certain securities such as return on invested capital, market implied growth rates, price/earnings ratios, and/or stock prices. When those benchmarks are achieved, the Advisor will often consider selling all or a portion of the Fund's holdings to lock in profit. Holdings will also be sold if they fail to meet performance expectations or better investment opportunities are identified.
With respect to the Fund's investments in developed markets, companies may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund will not invest more than 20% of its assets in companies located in emerging markets. In selecting emerging markets countries in which to invest, the Advisor reviews the country's economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.
Because the Fund contains equity in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes in this investment policy.
For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
Investor Profile
Investors who want total return, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
   Investment Style Risk: The possibility that the securities on which this Fund focuses - the stocks of foreign companies - may underperform other kinds of investments or the market as a whole.
   Currency Risks: Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.
   Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.
   Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.
   For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund's returns would be less than those shown below.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                                           1 YEAR  SINCE CLASS INCEPTION*
 INTERNATIONAL EQUITY FUND  INVESTMENT A SHARES
 (with 5.75% sales charge)
 Returns before taxes
 Returns after taxes on distributions(1)
 Returns after taxes on distributions and sales of Investment A Shares(1)

 INTERNATIONAL EQUITY FUND  INVESTMENT B SHARES
 (with applicable Contingent Deferred Sales Charge)
 Returns before taxes
 Returns after taxes on distributions(1)
 Returns after taxes on distributions and sales of Investment B Shares(1)
 MSCI-EAFE (reflects no deduction for fees, expenses or taxes)(2)

(1)After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
(2)The MSCI-EAFE is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America.
* Since March 1, 2001.
FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                            INVESTMENT A  INVESTMENT B
                                                                                          SHARES        SHARES
 Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*     5.75%           0%
 Maximum Deferred Sales Charge (Load) (as a percentage of NAV)**                            0%          5.00%
 Redemption Fee (as a percentage of amount redeemed, if applicable)***                      0%            0%

 ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)             INVESTMENT A  INVESTMENT B
                                                                                          SHARES        SHARES
 Investment Advisory Fees                                                                 1.00%         1.00%
 Distribution (12b-1) Fees                                                                0.25%         0.75%
 Shareholder Servicing Fees                                                               0.25%         0.25%
 Other Expenses                                                                           0.33%         0.33%
 Total Annual Fund Operating Expenses                                                     1.83%         2.33%

* This sales charge varies depending upon how much you invest. See "Sales Charges."
**A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
***Does not include any wire transfer fees, if applicable.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
Investment A Shares
Investment B Shares
If you do not sell your Shares:
If you sell your Shares at the end of the period:






                            MACRO 100 FUND
FUND SUMMARY
Investment Goal
To seek total return which consists of capital appreciation and income Investment Focus
Common stocks of companies within the Standard & Poor's 500 Index ("S&P 500") Principal Investment Strategy
Attempts to identify common stocks within the S&P 500 with the best potential for superior investment returns
Share Price Volatility
Moderate to High
INVESTMENT STRATEGY
The Fund's investment objective is to seek total return. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return.
The Fund's Sub-Advisor (Laffer Investments, Inc.) pursues its investment objective by investing at least 80% of its assets in equity securities. Further, the Sub-Advisor pursues this objective by applying a "top down" approach to stock selection (analyzing the impact of economic trends before considering the performance of individual stocks). The Sub-Advisor evaluates broad macroeconomic trends, attempts to anticipate shifts in the business cycle, and determines which sectors, industries, companies or markets may provide relatively higher performance. Macroeconomic information can include, but is not limited to, such factors as monetary, fiscal, incomes and trade policies. The strategy is based upon the quantitative and qualitative analysis of seven or more core economic models that, when combined, produce rankings of the S&P 500 companies. The Sub-Advisor uses these rankings to determine its top 100 stocks for inclusion in the Fund's portfolio. The models analyze and evaluate, among others, company size, domestic company location, industry earnings forecasts, fiscal policy changes, global company location, interest rates changes and trade issues. The Fund will typically hold 100 securities. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. As of [ ], 2007, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $23.1 billion and the median market capitalization was approximately $11.6 billion. The smallest company in the S&P 500 had a market capitalization of $423 million and the largest company had a market capitalization of $409 billion. The S&P 500 has a total market capitalization value of approximately $11.6 trillion. These capitalization values will change due to changes in the companies included in the S&P 500 and changes in their valuations.
As a result of the Fund's focus on macroeconomic strategy, it is not inherently biased towards any particular investment style (i.e., value or growth), but can be characterized from time to time as either, or a blend.
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective. On an ongoing basis, the Sub-Advisor also monitors the Fund's existing positions to determine the benefits of retention.
For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
Investor Profile
Long-term investors seeking to achieve total return
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Market Risk: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
   Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses - those of large capitalization companies within the S&P 500 - may underperform other types of stock investments or the market as a whole. Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.
   Value Stock Risk: Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
   Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
   Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms and the prices of small company stocks may be more volatile than the prices of stocks of larger companies.
   For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Investment A Shares for the first full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund's return would be less than shown below.
This table compares the Fund's average annual total returns for periods ended December 31, 2006, to those of the S&P 500. These returns reflect applicable sales charges and assume that Investment B Shareholders redeem all of their Shares at the end of the period indicated.


-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                                           1 YEAR  SINCE CLASS INCEPTION*
 MACRO 100 FUND  INVESTMENT A SHARES
 (with 5.75% sales charge)
 Returns before taxes
 Returns after taxes on distributions(1)
 Returns after taxes on distributions and sales of Investment A Shares(1)

 MACRO 100 FUND  INVESTMENT B SHARES
 (with applicable Contingent Deferred Sales Charge)
 Returns before taxes
 Returns after taxes on distributions(1)
 Returns after taxes on distributions and sales of Investment B Shares(1)
 S&P 500 (reflects no deduction for fees, expenses or taxes)(2)

(1)After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
(2)The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
* Since April 30, 2004
FEES AND EXPENSES
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                            INVESTMENT A  INVESTMENT B
                                                                                          SHARES        SHARES
 Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*     5.75%           0%
 Maximum Deferred Sales Charge (Load) (as a percentage of NAV)**                            0%          5.00%
 Redemption Fee (as a percentage of amount redeemed, if applicable)***                      0%            0%

 ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)             INVESTMENT A  INVESTMENT B
                                                                                          SHARES        SHARES
 Investment Advisory Fees                                                                 0.75%         0.75%
 Distribution (12b-1) Fees                                                                0.25%         0.75%
 Shareholder Service Fees                                                                 0.25%         0.25%
 Other Expenses                                                                           0.51%         0.51%
 Total Annual Fund Operating Expenses                                                     1.76%         2.26%

* This sales charge varies depending upon how much you invest. See "Sales Charges."
**A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
***Does not include any wire transfer fees, if applicable.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                   1 YEAR  3 YEARS  5 YEARS  10 YEARS
Investment A Shares
Investment B Shares
If you do not sell your Shares:
If you sell your Shares at the end of the period:







                            MID CORP AMERICA FUND
FUND SUMMARY
Investment Goal
To seek long-term capital appreciation by investing primarily in equity securities of mid cap companies
Investment Focus
Common stocks
Principal Investment Strategy
Attempts to identify companies with outstanding growth characteristics
Share Price Volatility
Moderate to High
INVESTMENT STRATEGY
The Fund's investment objective is to seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.
To pursue this objective, the Fund will invest at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are those companies with market capitalizations at the time of purchase in the range of companies in the Russell Midcap Index ("RMCI") or the Standard & Poor's 400 Index ("S&P 400"). The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index. The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. As of [ ], 2007, the RMCI statistics were as follows: the average market capitalization of companies in the index was approximately $8.1 billion and the median market capitalization was approximately $4.1 billion. The companies in the RMCI had a total market capitalization range of approximately $264 million to $22.5 billion. As of [ ], 2007, the S&P 400 statistics were as follows: the average market capitalization of companies in the index was approximately $2.8 billion and the median market capitalization was approximately $2.6 billion. The companies in the S&P 400 had a total market capitalization range from approximately $417 million to $15.9 billion.
In managing the Fund's portfolio, the Advisor emphasizes both growth and value in seeking mid cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund will invest in a blend of both "growth" and "value" stocks. Factors the Advisor typically considers in selecting individual securities include fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company's product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process will be utilized to identify the most attractive companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund's existing positions to determine benefits of retaining a particular security. The Advisor will apply a "top down" strategy (analyzing the impact of economic trends before considering the performance of individual stocks), with industries weighted relative to the benchmark and the market outlook. Portfolio optimization programs will be deployed to enhance risk/return potential. These programs analyze the industry exposure of multi-industry companies and then use this information to balance the industry diversification of the portfolio to achieve certain risk/ return models.
The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Advisor seeks to add value.
The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.
The Fund may also invest in certain other equity securities in addition to those described above.
Because the Fund refers to the terms "America" and "Mid Corp" in its name, the Fund will invest normally at least 80% of its assets in investments in the United States of America and at least 80% of its investments in common stocks of mid cap companies. The Fund will notify shareholders at least 60 days in advance of any changes to these policies.
For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
Investor Profile
Long-term investors seeking capital appreciation
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
   Investment Style Risk: The possibility that the market segment on which this Fund focuses - value and growth stocks of primarily small to mid cap companies - may underperform other kinds of investments or market averages. Mid Cap Stock Risk:
   Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.
   Basis Risk: Financial instruments such as options or futures contracts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.
   Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
   For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund's returns would be less than those shown below.


-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                                           1 YEAR  SINCE CLASS INCEPTION*
 MID CORP AMERICA FUND  INVESTMENT A SHARES
 (with 5.75% sales charge)
 Returns before taxes
 Returns after taxes on distributions(1)
 Returns after taxes on distributions and sales of Investment A Shares(1)

 MID CORP AMERICA FUND  INVESTMENT B SHARES
 (with applicable Contingent Deferred Sales Charge)
 Returns before taxes
 Returns after taxes on distributions(1)
 Returns after taxes on distributions and sales of Investment B Shares(1)
 S&P 400 (reflects no deduction for fees, expenses or taxes)(2)
 RMCI (reflects no deduction for fees, expenses or taxes)(3)
 LMCCA (reflects no deduction for fees, expenses or taxes)(4)

(1)After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
(2)The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing the mid-range sector of the U.S. stock market.

(3) The unmanaged RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.
(4) Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.
* Since March 1, 2001.
FEES AND EXPENSES
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                            INVESTMENT A  INVESTMENT B
                                                                                          SHARES        SHARES
 Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*     5.75%           0%
 Maximum Deferred Sales Charge (Load) (as a percentage of NAV)**                            0%          5.00%
 Redemption Fee (as a percentage of amount redeemed, if applicable)***                      0%            0%

 ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)             INVESTMENT A  INVESTMENT B
                                                                                          SHARES        SHARES
 Investment Advisory Fees                                                                 0.75%         0.75%
 Distribution (12b-1) Fees                                                                0.25%         0.75%
 Shareholder Servicing Fees                                                               0.25%         0.25%
 Other Expenses                                                                           0.32%         0.32%
 Total Annual Fund Operating Expenses                                                     1.57%         2.07%

* This sales charge varies depending upon how much you invest. See "Sales Charges."
**A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
***Does not include any wire transfer fees, if applicable.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
Investment A Shares
Investment B Shares
If you do not sell your Shares:
If you sell your Shares at the end of the period:




                                    NEW ECONOMY FUND
FUND SUMMARY
Investment Goal
To seek capital appreciation by investing significantly in equity securities of companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies
Investment Focus
Common stocks of companies engaged in advancing innovations in products, services or processes, frequently of a scientific or technological nature
Principal Investment Strategy
Long-term capital appreciation
Share Price Volatility
High
INVESTMENT STRATEGY
The Fund's investment objective is to seek capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund attempts to invest in companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies. Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign companies.
"New economy" companies include those that are engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media information services companies, biotechnology, robotics, and energy replacement. They also include companies in more traditional industries, such as certain consumer products retailers, that have extensively used technological or scientific advances to develop new or to improve products or processes and make them more efficient.
The Fund generally takes a growth approach to selecting stocks, looking for companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate.
Screens based upon quantitative multifactor models are used in the security identification and selection process. Models rely upon price and earnings momentum variables, as well as valuation, liquidity and risk variables.
Sector weights reflect the ongoing sector weights of the Russell 3000 Growth Index benchmark, input from the Investment Policy Committee of The Huntington National Bank, and expectations of sector out-performance or underperformance derived from quantitative and other sources.
The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.
The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.
For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
Investor Profile
Long-term investors seeking capital appreciation
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
   Investment Style Risk: The possibility that the securities on which this Fund focuses - the stocks of companies focusing on technological and scientific advancements - may underperform other kinds of investments or market averages. The securities in which the Fund invests may be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants and may fluctuate in price more widely and rapidly than the market as a whole. These securities may underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology or scientific stocks are out of favor.
   Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.
   Mid/Small Cap Stock Risk:
   Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.
   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
   Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.
   Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
   For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION  - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund's returns would be less than those shown below.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------






AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                                                 1 YEAR  SINCE CLASS INCEPTION*

    NEW ECONOMY FUND  INVESTMENT A SHARES
    (with 5.75% sales charge)
    Returns before taxes
    Returns after taxes on distributions(1)
    Returns after taxes on distributions and sales of Investment A Shares(1)

    NEW ECONOMY FUND  INVESTMENT B SHARES
    (with applicable Contingent Deferred Sales Charge)
    Returns before taxes
    Returns after taxes on distributions(1)
    Returns after taxes on distributions and sales of Investment B Shares(1)
    RUS3G (reflects no deduction for fees, expenses or taxes)(2)
    S&P 500 (reflects no deduction for fees, expenses or taxes)(3)

(1)After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
(2)The RUS3G measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.
(3)The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
* Since March 1, 2001.
FEES AND EXPENSES
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

    SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR  INVESTMENT)                           INVESTMENT A  INVESTMENT B
                                                                                             SHARES        SHARES
    Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*     5.75%           0%
    Maximum Deferred Sales Charge (Load) (as a percentage of NAV)**                            0%          5.00%
    Redemption Fee (as a percentage of amount redeemed, if applicable)***                      0%            0%

    ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)             INVESTMENT A  INVESTMENT B
                                                                                             SHARES        SHARES
    Investment Advisory Fees                                                                 0.85%         0.85%
    Distribution (12b-1) Fees                                                                0.25%         0.75%
    Shareholder Servicing Fees                                                               0.25%         0.25%
    Other Expenses                                                                           0.36%         0.36%
    Total Annual Fund Operating Expenses                                                     1.71%         2.21%

* This sales charge varies depending upon how much you invest. See "Sales Charges."
**A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
***Does not include any wire transfer fees, if applicable.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
Investment A Shares
Investment B Shares
If you do not sell your Shares:
If you sell your Shares at the end of the period:




                                        REAL ASSET FUND
FUND SUMMARY
Investment Goal
To seek total return consisting of capital appreciation and income
Investment Focus
Real estate investment trusts ("REITs"); publicly traded real estate or commodities partnerships; equity securities of real estate-related or commodities-related companies; and inflation-protected fixed income securities ("IPS")
Principal Investment Strategy
Seeks to invest in real estate-related, commodities-related and inflation-protected investments based on global market and economic conditions
Share Price Volatility
High
INVESTMENT STRATEGY

The Fund's objective is to seek total return consisting of capital appreciation and income. The Fund pursues this objective by making investments that have performed well relative to general U.S. stocks and bonds during periods of increased inflation. The Fund implements its strategy by investing in a combination of the following securities and related derivative contracts:


   {circle}REITs that own commercial or residential properties, timberlands and other real estate or that provide real estate financing;


   {circle}Publicly traded partnerships and trusts, including exchange traded commodity funds ("ETCFs") and master limited partnerships ("MLPs"), that
      (1) invest in real estate or commodities, or in derivative contracts for real estate, commodities or related indices, or (2) conduct real estate-related or commodities-related businesses;


   {circle}Equity securities issued by corporations engaged in real estate-related or commodities-related businesses, index-based securities and investment companies that invest in such equity securities, and other securities representing interests in cash flows or returns from real estate or commodities; and


   {circle}IPS issued by U.S. and non*U.S. governments, their agencies or instrumentalities and corporations that are structured to provide protection against inflation, and other fixed income securities that historically have provided protection against inflation.

For purposes of this investment strategy, commodities include any physical good used principally in the manufacture or production of products, or the construction of facilities, including without limitation, agricultural products, minerals and energy. The Fund will treat a good as a commodity after it has been harvested or extracted, and after it has been processed or manufactured into another form. For example, the Fund will treat iron ore deposits, extracted iron ore, iron, and steel manufactured from iron as commodities, but will not treat cars, airplanes, buildings or other finished goods constructed with steel as commodities.
In addition, an issuer is "real estate-related" if it engages primarily in the business of (1) acquiring, developing, managing or financing real estate or (2) providing goods, equipment or services to companies engaged in such businesses. For example, a company that builds and manages commercial properties would be engaged in a real estate-related business, as would a company that manufactures equipment used primarily in building construction. An issuer is "commodities-related" if it engages primarily in the business of (1) growing, harvesting, transporting, processing or selling crops (including timber) or livestock,
(2) finding, extracting, transporting, refining, manufacturing or selling minerals, (3) generating, transporting or selling electricity, or (4) providing goods, equipment or services to companies engaged in any of the foregoing businesses. For example, a company that mines and processes ore would be engaged in a commodities-related business, as would a company that manufactures mining equipment. Companies that engage primarily in a combination of the foregoing businesses will also be treated as real estate-related or commodities-related.
The Adviser bases the Fund's investment strategy on its evaluation of the current and expected market conditions for real estate and commodities, and its outlook for inflation in the United States. For example, when the Adviser believes there may be a favorable increase in demand for real estate in a particular market, the Fund may seek to invest in REITs and MLPs that hold real estate related investments in that market, and in other companies engaged in real estate-related businesses in that market. The Fund will generally sell such investments when the Adviser concludes that demand for real estate in the related market will probably decline. However, there is no assurance that a particular market will perform as expected or that the Adviser's analysis will incorporate all relevant information.
The Adviser also will analyze the current and expected global supply and demand for commodities. When the Adviser believes that global market conditions favor higher prices for a commodity, the Fund may seek to hold equity securities issued by ETCFs and MLPs that invest in the commodity, either directly or through derivative contracts for the commodity or an index that includes the commodity. The Fund also may seek to invest in equity securities issued by other companies engaged in businesses related to the commodity. The Fund will generally sell such investments when the Adviser concludes that market conditions no longer favor higher prices for the commodity.
Under ordinary market conditions, the Fund will hold IPS to the extent that the Adviser cannot find more favorable real estate-related and commodities-related investment opportunities. IPS will include U.S. Treasury Inflation-Protected Securities ("TIPS"), as well as other U.S. dollar denominated fixed income securities issued by U.S. government agencies and instrumentalities or corporations, and derivatives contracts, with inflation protection provisions (including adjustable interest rates).
The fixed income securities selected by the Advisor are: (i) rated investment grade or better by a NRSRO; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. In addition, these fixed income securities will have remaining maturities of no more than 10 years.
The Fund is not limited as to the minimum or maximum amount of its assets it may invest in real estate-related, commodities-related or inflation-protected investments. In addition, the Fund's investment strategy may result in investment of more than 25% of its portfolio in certain business sectors (such as energy or mining) or in certain geographic regions or countries (such as the Middle East or Australia).
The Fund may invest in securities issued by U.S. and foreign governments and companies, and in securities denominated in foreign currencies. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.
The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.
The Fund may, from time-to-time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.
For a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices." Investor Profile
Long-term investors seeking to reduce the effects of inflation on their investments or increase diversification with investments that historically are less correlated with U.S. stocks and bonds
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
Investment Style Risk: The possibility that the securities on which this Fund focuses - real estate-related, commodities-related and inflation-protected securities - may underperform other kinds of investments or market averages. Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
Agriculture Risks: The Fund's investments in agriculture-related companies are subject to the same risks as direct investments in agricultural commodities. Agricultural commodity prices rise and fall in response to many factors, including: drought, floods, weather, diseases, embargoes, tariffs and international economic, political and regulatory developments. These factors could lead to significant and rapid fluctuations in the value of ETCFs investing in agricultural commodities or in derivative contracts for agricultural commodities. Fluctuations in prices for agricultural commodities also may affect indirectly the value of companies whose businesses depend upon or otherwise relate to such agricultural commodities.
Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
Currency Risks: Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds. Therefore, Fund performance can be affected significantly by the performance of one or a small number of issuers. When a Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on these Funds.
Energy Risks: To the extent that the Fund invests in energy-related companies, it takes on additional risks. The Fund faces the risk that the earnings, dividends, and stock prices of energy companies may be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries ("OPEC"); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; government tax policies; development of alternative sources of energy; and the economic growth and stability of the key energy-consuming countries. These factors could lead to substantial fluctuations in the value of the Fund's energy-related investments, particularly ETCFs that invest in derivative contracts for fossil fuels and electricity and MLPs engaged in their production or generation, including significant and rapid increases and decreases in value from time to time.

Fee Layering: The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund may invest some or all of its assets in index-based securities that separately have their own management and other fees (such as ETCFs and investment companies), and would be borne by the Fund as an investor. This could cause the Fund's performance to be lower than if it were to invest directly in the securities underlying such index-based securities.
Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets. Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.
Inflation-Protected Securities Risks: While IPS adjust in response to inflation as measured by a specific price index, the value of these securities generally may still decline in response to an increase in real interest rates. Real interest rates are measured by subtracting the expected rate of inflation from the nominal interest rate of fixed income securities. The value of IPS may also fall if there is a decline in the price index (deflation), which generally will reduce any previous adjustments made to the IPS. IPS may also underperform other fixed income securities if inflationary expectations exceed the rate of inflation measured by the price index.
In addition, any increase in principal value of an IPS caused by an increase in the price index is taxable in the year the increase occurs, even though the Fund generally will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company under the Internal Revenue Code. Also, to the extent that the Fund invests in IPS, income distributions are more likely to fluctuate. There is no assurance that the rate of inflation measured by the relevant price index will correspond to the inflation experienced by an investor.
Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
Mid/Small Cap Stock Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.
Mineral and Mining Risks: The Fund's investments in mineral or mining-related companies are subject to the same risks as direct investments in minerals. Mineral prices rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals and minerals. These factors could lead to significant and rapid fluctuations in the value of mining companies and ETCFs investing in mineral commodities or in derivative contracts for mineral commodities. Fluctuations in prices for mineral commodities also may affect indirectly the value of other companies whose businesses depend upon or otherwise relate to such mineral commodities.
Real Estate/REIT Risk: The Fund's investments in REITs, MLPs and other companies that invest in or manage real estate are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer's management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee any made incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs and MLPs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities. For more information about risks, please see the "Glossary of Investment Risks."For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION
A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.



FEES AND EXPENSES
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

             SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR  INVESTMENT)                                  INVESTMENT      INVESTMENT
                                                                                                              A               B
                                                                                                           SHARES          SHARES
             Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*           5.75%            0%
             Maximum Deferred Sales Charge (Load) (as a percentage of NAV)                                   0%             5.00%
             Redemption Fee (as a percentage of amount redeemed, if applicable)**                            0%              0%

             ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)                    INVESTMENT      INVESTMENT
                                                                                                              A               B
                                                                                                           SHARES          SHARES
             Investment Advisory Fees                                                                       0.75%           0.75%
             Distribution (12b-1) Fees                                                                      0.25%           0.75%
             Shareholder Servicing Fees                                                                     0.25%           0.25%
             Other Expenses                                                                                 0.44%           0.44%
             Total Direct Annual Fund Operating Expenses                                                    1.69%           2.19%
Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating                                         0.16%             0.16%
Expenses***
Total Direct and Aquired Fund Annual Operating Expenses                                                 1.85%             2.35%

* This sales charge varies depending upon how much you invest. See "Sales Charges."
** Does not include any wire transfer fees, if applicable.
*** Because the Fund invests in other Funds, it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the above expenses of the Fund and Aquired (Underlying) Funds are estimates based on anticipated asset levels of the Fund and its intended allocation of assets in Aquired (Underlying) Funds using their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Funds, the availability of Aquired (Underlying) Funds, the amount of Fund assets invested in Aquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Aquired (Underlying) Funds.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                   1 YEAR  3 YEARS
                                                  -----------------
 INVESTMENT A SHARES:                               $752   $1,123
 INVESTMENT B SHARES:
 If you do not sell your Shares:                    $238    $733
 If you sell your Shares at the end of the period:  $738   $1,033




                            ROTATING MARKETS FUND

FUND SUMMARY
Investment Goal
To seek capital appreciation
Investment Focus
Common stocks and index-based securities
Principal Investment Strategy
Attempts to rotate investments to the equity market segment that offers the greatest potential for capital appreciation given current economic conditions Share Price Volatility
Moderate to High



INVESTMENT STRATEGY
The Fund's investment objective is to seek capital appreciation. The Fund will pursue its investment objective by rotating investments among equity market segments (small-cap, mid-cap, large-cap and global) as determined by the Fund's Advisor to offer the greatest potential for capital appreciation in a given market environment.
Under normal market conditions the Fund will invest (either directly or through the ownership of index-based securities, as described below) at least 80% of its assets in equity stocks comprising the equity market segment selected by the Advisor. The Fund will provide shareholders 60 days advance notice before changing its 80% investment policy. The Advisor will rotate among the small-cap, mid-cap, large-cap and global equity market segments. To determine which equity market segment offers the greatest potential for capital appreciation, the Advisor will use "top down" analysis (analyzing the impact of economic trends before considering the performance of individual stocks) to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Advisor will continuously monitor the market environment and may rotate the equity market segment when the Advisor determines that another equity market segment is more favorable given the current market environment.
INDEX-BASED SECURITIES are exchange-traded funds that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000 Index, S&P 500, or the NASDAQ-100 Index.
The following is information about the equity market segments among which the Advisor will rotate investments. Investment in any segment could consist of stocks of companies whose capitalization falls within the specified range and/or index-based securities that hold stocks of companies whose capitalization falls within the specified range at the time of purchase. The small-cap, mid-cap and large-cap market segments are comprised predominantly of U.S. companies, although due to the diverse nature of companies and the globalization of the economy, many companies have international operations or international exposure to varying degrees.
The SMALL-CAP MARKET SEGMENT includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent small-cap index such as the Russell 2000 Index. As of [ ], 2007, the Russell 2000 Index statistics were as follows: the average market capitalization of companies in the index was approximately $1.23 billion and the median market capitalization was approximately $640 million. The companies in the index had a total market capitalization range of approximately $27 million to $4.8 billion.
The MID-CAP MARKET SEGMENT includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent mid-cap index such as the Russell Midcap Index. As of [ ], 2007, the Russell Midcap Index statistics were as follows: the average market capitalization of companies in the index was approximately $8.1 billion and the median market capitalization was approximately $4.1 billion. The companies in the index had a total market capitalization range of approximately $264 million to $22.5 billion.
The LARGE-CAP MARKET SEGMENT includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500. As of [ ], 2007, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $23.1 billion and the median market capitalization was approximately $11.3 billion. The S&P 500 has a total market capitalization value of approximately $11.6 trillion.
The GLOBAL MARKET SEGMENT comprises companies that are based throughout the world, including the United States. The global market segment could include small-cap, mid-cap, or large-cap companies, or any combination of the three, although there is no generally accepted and recognized market capitalization ranges in the global market due to the diverse array of foreign countries and economies.
For a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices." Investor Profile
Long-term investors seeking capital appreciation
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
   Investment Style Risk: The possibility that the securities on which this Fund focuses - the stocks of the market segment selected by the Advisor - may underperform other kinds of investments or market averages.
   Mid/Small Cap Stock Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.
   Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.
   Energy Risks: To the extent that the Fund invests in energy-related companies, it takes on additional risks. The Fund faces the risk that the earnings, dividends, and stock prices of energy companies may be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries ("OPEC"); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; government tax policies; development of alternative sources of energy; and the economic growth and stability of the key energy-consuming countries. These factors could lead to substantial fluctuations in the value of the Fund's energy-related investments, particularly ETCFs that invest in derivative contracts for fossil fuels and electricity and MLPs engaged in their production or generation, including significant and rapid increases and decreases in value from time to time.
   Foreign Custodial Services and Related Investment Costs: Custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.
   Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.
   Fee Layering: The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund may invest some or all of its assets in index-based securities that separately have their own management and other fees (such as investment companies), and would be borne by the Fund as an investor. This could cause the Fund's performance to be lower than if it were to invest directly in the securities underlying such index-based securities.
   For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE PROVIDED
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The total returns for Investment A Shares are disclosed here because Investment B Shares have only been offered since April 30, 2007. These total returns would be substantially similar to the annual returns for Investment B Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Investment B Shares will not exceed those of the Investment A Shares.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------





AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                                                   1 YEAR    SINCE CLASS INCEPTION

     ROTATING MARKETS FUND  INVESTMENT A SHARES
     (with 1.50% sales charge)
 Returns before taxes
 Returns after taxes on distributions(1)
 Returns after taxes on distributions and sales of Investment A Shares(1)
 S&P 500 (reflects no deduction for fees, expenses or taxes)(2)
ROTATING MARKETS FUND  INVESTMENT B SHARES(3)
(with applicable Contingent Deferred Sales Charge)
Returns before taxes
Returns after taxes on distributions(1)
Returns after taxes on distributions and sales of Investment B Shares(1)
INDEX  (reflects no deduction for fees, expenses or taxes)(2)
INDEX  (reflects no deduction for fees, expenses or taxes)(3)

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
(2)The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
(3) The Fund's Investment AShares' total returns have been adjusted to reflect the CDSC and expenses applicable to Investment B Shares. This adjustment shows the total returns you would have received if Investment B Shares had existed over the calculation period.

* Since May 1, 2001.
**Since April 30, 2001.




FEES AND EXPENSES
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

             SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR  INVESTMENT)                                  INVESTMENT      INVESTMENT
                                                                                                              A               B
                                                                                                           SHARES          SHARES
             Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*           5.75%            0%
             Maximum Deferred Sales Charge (Load) (as a percentage of NAV)                                   0%             5.00%
             Redemption Fee (as a percentage of amount redeemed, if applicable)**                            0%              0%

             ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)                    INVESTMENT      INVESTMENT
                                                                                                              A               B
                                                                                                           SHARES          SHARES
             Investment Advisory Fees                                                                       0.50%           0.50%
             Distribution (12b-1) Fees                                                                      0.25%           0.75%
             Shareholder Servicing Fees                                                                     0.25%           0.25%
             Other Expenses                                                                                 0.42%           0.42%
             Total Direct Annual Fund Operating Expenses                                                    1.42%           1.92%
Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating                                         0.48%             0.48%
Expenses***
Total Direct and Aquired Fund Annual Operating Expenses                                                 1.90%             2.40%

* This sales charge varies depending upon how much you invest. See "Sales Charges."
** Does not include any wire transfer fees, if applicable.
*** Because the Fund invests in other Funds, it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the above expenses of the Fund and Aquired (Underlying) Funds are estimates based on anticipated asset levels of the Fund and its intended allocation of assets in Aquired (Underlying) Funds using their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Funds, the availability of Aquired (Underlying) Funds, the amount of Fund assets invested in Aquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Aquired (Underlying) Funds.
EXAMPLE - TO BE FILED BY AMENDMENT
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
INVESTMENT A SHARES:                               $757   $1,138   $1,542    $2,669
INVESTMENT B SHARES:
If you do not sell your Shares:                    $243    $748    $1,280    $2,608
If you sell your Shares at the end of the period:  $743   $1,048   $1,480    $2,608







                            SITUS SMALL CAP FUND
FUND SUMMARY
Investment Goal
To seek long-term capital appreciation
Investment Focus
Diversified portfolio of equity securities of small capitalization companies Principal Investment Strategy
Attempts to identify domestic and foreign companies whose geographic, political, and/or demographic situs positions them to outperform other companies
Share Price Volatility
Moderate to High
INVESTMENT STRATEGY
The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues this objective by investing primarily in equity securities of small capitalization companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated, will be investment-grade at the time of investment.
Under normal market conditions, the Advisor invests at least 80% of the Fund's assets in equity securities of small capitalization companies. Small capitalization companies are defined as those companies with a market capitalization, at the time of investment, that is included in the S&P Small Cap 600 Index (as of [ ], 2007, the smallest company in the index had a market capitalization of $48 million, the largest company had a market capitalization of $4.2 billion and the weighted average market capitalization was $1.4 billion). Up to 20% of the Fund's assets may be invested in equity securities of mid- to large-capitalization companies. The Fund may also invest up to 20% of its assets in foreign securities, including ADRs, GDRs and EDRs, as defined in the "Investment Practices" section.
In managing the Fund's portfolio, the Advisor emphasizes both growth and value in seeking small cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund invests in a blend of both "growth" and "value" stocks. The Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics, such as a state or country that is reducing taxes or experiencing beneficial demographic changes. For instance, the Fund may invest in a certain type of company located in a state that is reducing its business tax because the tax reduction may result in lower costs for the company and allow it to sell products more competitively at lower prices or realize a higher profit on sales. Similarly, if a state is experiencing a growing population, then certain types of financial services companies or real estate-related investments may benefit from the service needs and housing demands of this population growth.
The Advisor also employs fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company's product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process is utilized to identify the most attractive companies and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund's existing positions to determine benefits of retaining a particular security.
The Advisor applies a "top down" strategy in stock selection (analyzing the impact of economic trends before considering the performance of individual stocks) to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors, industries or markets may provide relatively higher performance. The Advisor also uses portfolio optimization programs to enhance risk/return potential. These programs analyze and characterize the industry exposure of multi-industry companies in an attempt to balance the industry diversification of the portfolio to achieve certain risk/return models. The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Advisor seeks to add value. The Fund's foreign investments are generally in developed countries. Companies in developed countries may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund may choose to invest up to 20% of its assets in companies located in emerging markets. In selecting emerging market countries, the Advisor reviews the country's economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries. The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.
Because the Fund refers to equity securities of small capitalization companies in its name, the Fund will normally invest at least 80% of its assets in equity securities of small capitalization companies and will notify shareholders at least 60 days in advance of any changes in this investment policy.
The Fund may also invest in certain other equity securities in addition to those described above, although none are anticipated to be principal investments.
For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
Investor Profile
Long-term investors seeking capital appreciation
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms and the prices of small company stocks may be more volatile than the prices of stocks of larger companies.
   Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
   Investment Style Risk: The possibility that the market segment on which this Fund focuses - value and growth stocks of primarily smaller companies in both domestic and foreign markets - may underperform other kinds of investments or market averages.
   Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.
   Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.
   Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
   For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION  - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund's returns would be less than those shown below.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                                              1 YEAR  SINCE CLASS INCEPTION*
    SITUS SMALL CAP FUND  INVESTMENT A SHARES
    (with 5.75% sales charge)
    Returns before taxes
    Returns after taxes on distributions(1)
    Returns after taxes on distributions and sales of Investment A Shares(1)

    SITUS SMALL CAP FUND  INVESTMENT B SHARES
    (with applicable Contingent Deferred Sales Charge)
    Returns before taxes
    Returns after taxes on distributions(1)
    Returns after taxes on distributions and sales of Investment B Shares(1)
    S&P 600 (reflects no deduction for fees, expenses or taxes)(2)
    S&P 500 (reflects no deduction for fees, expenses or taxes)(3)

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
(2)The unmanaged S&P 600 generally represents all major industries in the small-cap range of the U.S. stock market.
(3)The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
* Since September 30, 2002.
FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

    SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 INVESTMENT A  INVESTMENT B
                                                                                  SHARES        SHARES
    Maximum Sales Charge (Load) Imposed on Purchase                               5.75%           0%
    (as a percentage of offering price)*
    Maximum Deferred Sales Charge (Load)                                            0%          5.00%
    (as a percentage of NAV)**
    Redemption Fee                                                                  0%            0%
    (as a percentage of amount redeemed, if applicable)***

    ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)  INVESTMENT A  INVESTMENT B
                                                                                  SHARES        SHARES
    Investment Advisory Fees                                                      0.75%         0.75%
    Distribution (12b-1) Fees                                                     0.25%         0.75%
    Shareholder Servicing Fees                                                    0.25%         0.25%
    Other Expenses                                                                0.36%         0.36%
    Total Annual Fund Operating Expenses                                          1.61%         2.11%

* This sales charge varies depending upon how much you invest. See "Sales Charges."
**A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
***Does not include any wire transfer fees, if applicable.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
Investment A Shares
Investment B Shares
If you do not sell your Shares:
If you sell your Shares at the end of the period:







                                        FIXED INCOME SECURITIES FUND
FUND SUMMARY
Investment Goal
To seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years Investment Focus
U.S. government obligations, corporate debt securities, mortgage-backed securities
Principal Investment Strategy
Focuses on investment-grade fixed income securities that produce a high level of income
Share Price Volatility
Moderate
INVESTMENT STRATEGY
The Fund's investment objective is to seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years.
The Advisor, under normal circumstances, invests at least 80% of the Fund's assets in fixed income securities, principally by investing in a combination of corporate debt, such as bonds, notes and debentures, and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a NRSRO or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. Within these parameters, the Advisor focuses on securities which offer the highest level of income. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.
The Fund intends to invest in the securities of U.S. government-sponsored entities ("GSEs"). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.
In managing the portfolio, the Advisor monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.
Because the Fund refers to fixed income securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income securities.
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
Investor Profile
Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
   Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
   Prepayment Risk: Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.
   Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
   If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
   Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.
   For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION  - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, the Fund's returns would be less than those shown below.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                                              1 YEAR  5 YEARS  10 YEARS  SINCE CLASS INCEPTION
    FIXED INCOME SECURITIES FUND  INVESTMENT A SHARES
    (with 4.75% sales charge)
    Returns before taxes
    Returns after taxes on distributions(1)
    Returns after taxes on distributions and sales of Investment A Shares(1)

    FIXED INCOME SECURITIES FUND  INVESTMENT B SHARES**
    (with applicable Contingent Deferred Sales Charge)
    Returns before taxes
    Returns after taxes on distributions(1)
    Returns after taxes on distributions and sales of Investment B Shares(1)
    LBGCBI (reflects no deduction for fees, expenses or taxes)(2)

(1)After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
(2)The unmanaged LBGCBI is comprised of all bonds that are investment-grade Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's. Issues must have at least one year to maturity.
* Since May 1, 1991.
**Prior to May 1, 2000 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares (and Trust Shares), adjusted for the Investment B Shares 12b-1 fees and contingent deferred sales charge.
***Since June 30, 1989.
FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

    SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 INVESTMENT A  INVESTMENT B
                                                                                  SHARES        SHARES
    Maximum Sales Charge (Load) Imposed on Purchase                               4.75%           0%
    (as a percentage of offering price)*
    Maximum Deferred Sales Charge (Load)                                            0%          5.00%
    (as a percentage of NAV)**
    Redemption Fee                                                                  0%            0%
    (as a percentage of amount redeemed, if applicable)***

    ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)  INVESTMENT A  INVESTMENT B
                                                                                  SHARES        SHARES
    Investment Advisory Fees                                                      0.50%         0.50%
    Distribution (12b-1) Fees                                                     0.25%         0.75%
    Shareholder Servicing Fees                                                    0.25%         0.25%
    Other Expenses                                                                0.32%         0.32%
    Total Annual Fund Operating Expenses                                          1.32%         1.82%

* This sales charge varies depending upon how much you invest. See "Sales Charges."
**A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
***Does not include any wire transfer fees, if applicable.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
Investment A Shares
Investment B Shares
If you do not sell your Shares:
If you sell your Shares at the end of the period:







                          INTERMEDIATE GOVERNMENT INCOME FUND
FUND SUMMARY
Investment Goal
To seek to provide investors with a high level of current income
Investment Focus
U.S. government obligations, mortgage-backed securities
Principal Investment Strategy
Focuses on U.S. government obligations and mortgage-related securities with maturities between three and ten years that produce a high level of income
Share Price Volatility
Low to Moderate
INVESTMENT STRATEGY
The Fund's investment objective is to seek to provide investors with a high level of current income.
The Advisor invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities including mortgage-related securities. The Advisor, under normal circumstances, invests at least 80% of the Fund's assets in U.S. government securities. The Fund will maintain a dollar-weighted average maturity of not less than three nor more than 10 years. Within this range, the Advisor focuses on securities which offer the highest level of income. In general, in order to reduce volatility during periods of interest rate fluctuation, the Advisor invests in securities with a wide range of intermediate maturities. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.
The Fund intends to invest in the securities of GSEs. Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.
In managing the portfolio, the Advisor monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics.
Mortgage-related securities are securities, including derivative mortgage securities such as collateralized mortgage obligations ("CMOs"), whose income is generated by payments of principal and interest on pools of mortgage loans. Because the Fund refers to U.S. government securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government securities.
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
Investor Profile
Investors willing to accept the risk of a low to moderate amount of fluctuation in the value of their investment for the benefit of a higher total return
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
   Prepayment Risk:
   Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.
   Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
   If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
   Reinvestment Risk: As prepayment increases as a result of lower interest rates, the proceeds from maturing mortgage-related securities will be reinvested at lower interest rates, thus reducing income.
   Extension Risk: Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.
   Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.
   For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION  - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, the Fund's returns would be less than those shown below.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                                              1 YEAR  5 YEARS  10 YEARS  SINCE CLASS INCEPTION
    INTERMEDIATE GOVERNMENT INCOME FUND  INVESTMENT A SHARES(1)
    (with a 4.75% sales charge)
    Returns before taxes
    Returns after taxes on distributions(2)
    Returns after taxes on distributions and sales of Investment A Shares(2)

    INTERMEDIATE GOVERNMENT INCOME FUND  INVESTMENT B SHARES**
    (with applicable Contingent Deferred Sales Charge)
    Returns before taxes
    Returns after taxes on distributions(2)
    Returns after taxes on distributions and sales of Investment B Shares(2)
    LBIGC (reflects no deduction for fees, expenses or taxes)(3)
    MLTA 1-10 (reflects no deduction for fees, expenses or taxes)(4)

(1)Performance data includes the performance of the FMB Intermediate Government Income Fund for the period prior to its consolidation with the Huntington Intermediate Government Income Fund on April 13, 1998.
(2)After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
(3)The unmanaged LBIGC is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years.
(4)The unmanaged MLTA 1-10 tracks the current 10-year Treasury securities.
* Since December 2, 1991.
**Prior to May
12, 2003 (the inception date for Investment B Shares), performance for
  Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and contingent deferred sales charge.
***Since November 30, 1991.
FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

    SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 INVESTMENT A  INVESTMENT B
                                                                                  SHARES        SHARES
    Maximum Sales Charge (Load) Imposed on Purchase                               4.75%           0%
    (as a percentage of offering price)*
    Maximum Deferred Sales Charge (Load)                                            0%          5.00%
    (as a percentage of NAV)**
    Redemption Fee                                                                  0%            0%
    (as a percentage of amount redeemed, if applicable)***

    ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)  INVESTMENT A  INVESTMENT B
                                                                                  SHARES        SHARES
    Investment Advisory Fees                                                      0.50%         0.50%
    Distribution (12b-1) Fees                                                     0.25%         0.75%
    Shareholder Servicing Fees                                                    0.25%         0.25%
    Other Expenses                                                                0.35%         0.35%
    Total Annual Fund Operating Expenses                                          1.35%         1.85%

* This sales charge varies depending upon how much you invest. See "Sales Charges."
**A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
***Does not include any wire transfer fees, if applicable.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
Investment A Shares
Investment B Shares
If you do not sell your Shares:
If you sell your Shares at the end of the period:






                                     MICHIGAN TAX-FREE FUND
FUND SUMMARY
Investment Goal
To seek to provide investors with current income exempt from both federal and Michigan personal income taxes
Investment Focus
Michigan municipal securities
Principal Investment Strategy
Invests primarily in investment-grade Michigan municipal securities
Share Price Volatility
Low to Moderate
INVESTMENT STRATEGY
The Fund's investment objective is to seek to provide investors with current income exempt from both federal and Michigan personal income taxes.
As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Michigan state income tax. In addition, at least 80% of the Fund's annual income will be exempt from the AMT. The securities selected by the Advisor are:
(i) rated investment-grade or better by a NRSRO; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. The securities selected by the Advisor for investment will have remaining maturities of no more than 15 years and the Fund's anticipated duration will be between two and 10 years. The Advisor also establishes a desired yield level for new issues relative to U.S. Treasury securities.
In managing the portfolio, the Advisor attempts to diversify the Fund's holdings within Michigan as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues. For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Michigan personal income taxes.
MICHIGAN TAX-EXEMPT SECURITIES are debt obligations which (i) are issued by or on behalf of the state of Michigan or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Michigan personal income taxes.
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."
Investor Profile
Michigan residents seeking income exempt from federal and state income taxes. WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   State Specific Risk: By concentrating its investments in Michigan, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Michigan is principally dependent upon three sectors: manufacturing (particularly durable goods, automotive products and office equipment), tourism and agriculture. It, therefore, tends to be more cyclical than some other states and the nation as a whole.
   Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.
   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
   Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
   Prepayment Risk: Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.
   Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
   If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
   Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.
   For more information about risks, please see the "Glossary of Investment Risks."




PERFORMANCE INFORMATION  - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, the Fund's returns would be less than those shown below.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                                                 1 YEAR  5 YEARS  10 YEARS  SINCE CLASS INCEPTION
    MICHIGAN TAX-FREE FUND  INVESTMENT A SHARES(1)
    (with a 4.75% sales charge)
    Returns before taxes
    Returns after taxes on distributions(2)
    Returns after taxes on distributions and sales of Investment A Shares(2)

    MICHIGAN TAX-FREE FUND  INVESTMENT B SHARES**
    (with applicable Contingent Deferred Sales Charge)
    Returns before taxes
    Returns after taxes on distributions(2)
    Returns after taxes on distributions and sales of Investment B Shares(2)
    LB7MBI (reflects no deduction for fees, expenses or taxes)(3)

 (1) Performance data includes the performance of the FMB Michigan Tax-Free Bond Fund for the period prior to its consolidation with the Huntington Michigan Tax-Free Fund on April 13, 1998.
(2)After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
(3)The unmanaged LB7MBI is comprised of intermediate-term, investment-grade tax-exempt bonds with maturities between six and eight years.
* Since December 2, 1991.
**Prior to May 19, 2003 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and contingent deferred sales charge.
***Since November 30, 1991.
FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

    SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 INVESTMENT A  INVESTMENT B
                                                                                  SHARES        SHARES
    Maximum Sales Charge (Load) Imposed on Purchase                               4.75%           0%
    (as a percentage of offering price)*
    Maximum Deferred Sales Charge (Load)                                            0%          5.00%
    (as a percentage of NAV)**
    Redemption Fee                                                                  0%            0%
    (as a percentage of amount redeemed, if applicable)***

    ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)  INVESTMENT A  INVESTMENT B
                                                                                  SHARES        SHARES
    Investment Advisory Fees                                                      0.50%         0.50%
    Distribution (12b-1) Fees                                                     0.25%         0.75%
    Shareholder Servicing Fees                                                    0.25%         0.25%
    Other Expenses                                                                0.51%         0.51%
    Total Annual Fund Operating Expenses                                          1.51%         2.01%

* This sales charge varies depending upon how much you invest. See "Sales Charges."
**A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
***Does not include any wire transfer fees, if applicable.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
Investment A Shares
Investment B Shares
If you do not sell your Shares:
If you sell your Shares at the end of the period:












                                          MORTGAGE SECURITIES FUND
FUND SUMMARY
Investment Goal
To seek to achieve current income
Investment Focus
Mortgage-related securities, including mortgage Real Estate Investment Trusts ("REITs")
Principal Investment Strategy
Invests in mortgage-related securities, including mortgage REITs
Share Price Volatility
Moderate
INVESTMENT STRATEGY
The Fund's investment objective is to seek to achieve current income. The Advisor invests, under normal circumstances, at least 80% of the Fund's assets in mortgage-related securities, including mortgage REITs. The Advisor especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Advisor endeavors to maintain a dollar-weighted average portfolio life for the Fund of between two and ten years. The Fund may also invest up to 20% of its assets in equity REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.
In making its investment decisions, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities. In managing the portfolio, the Advisor monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. Mortgage-related securities are securities, including derivative mortgage securities such as CMOs, whose income is generated by payments of principal and interest on pools of mortgage loans and mortgage REITs.
REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate-related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code. The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).
The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.
Because the Fund refers to mortgage in its name, the Fund will normally invest at least 80% of its assets in mortgage-related securities, and the Fund will notify shareholders at least 60 days in advance of any changes in this policy. For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
Investor Profile
Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
   Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
    Prepayment Risk: Many types of fixed income securities are subject to
   prepayment risk, including    mortgage-backed securities. Prepayment risk
   occurs when the issuer of a security can repay principal prior to the security's maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.
   Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
   If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
   Extension Risk: Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities. Prepayment Risk, Call Risk and Extension Risk are more pronounced with respect to derivative mortgage securities and can result in reduced liquidity. The principal derivative mortgage securities in which the Fund invests are CMOs.
   Real Estate/REIT Risk: The Fund's investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer's management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee any made incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.
   Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.
   For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION  - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, the Fund's returns would be less than those shown below.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                                                 1 YEAR  5 YEARS  10 YEARS  SINCE CLASS INCEPTION
    MORTGAGE SECURITIES FUND  INVESTMENT A SHARES
    (with a 4.75% sales charge)
    Returns before taxes
    Returns after taxes on distributions(1)
    Returns after taxes on distributions and sales of Investment A Shares(1)

    MORTGAGE SECURITIES FUND  INVESTMENT B SHARES**
    (with applicable Contingent Deferred Sales Charge)
    Returns before taxes
    Returns after taxes on distributions(1)
    Returns after taxes on distributions and sales of Investment B Shares(1)
    LBMBSI (reflects no deduction for fees, expenses or taxes)(2)

 (1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
(2)The unmanaged LBMBSI is generally representative of the mortgage-backed securities market as a whole.
* Since June 2, 1992.
  **   Prior to May 13, 2003 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and contingent deferred sales charge.
***Since May 31, 1992.
FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

    SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 INVESTMENT A  INVESTMENT B
                                                                                  SHARES        SHARES
    Maximum Sales Charge (Load) Imposed on Purchase                               4.75%           0%
    (as a percentage of offering price)*
    Maximum Deferred Sales Charge (Load)                                            0%          5.00%
    (as a percentage of NAV)**
    Redemption Fee                                                                  0%            0%
    (as a percentage of amount redeemed, if applicable)***

    ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)  INVESTMENT A  INVESTMENT B
                                                                                  SHARES        SHARES
    Investment Advisory Fees                                                      0.50%         0.50%
    Distribution (12b-1) Fees                                                     0.25%         0.75%
    Shareholder Servicing Fees                                                    0.25%         0.25%
    Other Expenses                                                                0.36%         0.36%
    Total Annual Fund Operating Expenses                                          1.36%         1.86%

* This sales charge varies depending upon how much you invest. See "Sales Charges."
**A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
***Does not include any wire transfer fees, if applicable.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
Investment A Shares
Investment B Shares
If you do not sell your Shares:
If you sell your Shares at the end of the period:







                                                    OHIO TAX-FREE FUND
FUND SUMMARY
Investment Goal
To seek to provide current income exempt from federal income tax and Ohio personal income taxes.
Investment Focus
Ohio municipal securities
Principal Investment Strategy
Invests primarily in investment-grade Ohio municipal securities
Share Price Volatility
Low to Moderate
INVESTMENT STRATEGY
The Fund's investment objective is to seek to provide current income exempt from federal income tax and Ohio personal income taxes.
The Advisor invests substantially all of the assets of the Fund in Ohio tax-exempt securities. As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax. Additionally, the Fund will not invest in securities which generate income treated as a preference item for federal AMT purposes. The securities selected by the Advisor are: (i) rated investment-grade or better by a NRSRO; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. In addition, these securities will have remaining maturities of no more than 15 years and the Fund's anticipated duration will be between two and 10 years. The Advisor also establishes a desired yield level for new issues relative to U.S. Treasury securities.
In managing the portfolio, the Advisor attempts to diversify the Fund's holdings within Ohio as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.
For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.
OHIO TAX-EXEMPT SECURITIES are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."
Investor Profile
Ohio residents seeking income exempt from federal and state income taxes
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.
   Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.
   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
   Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
   Prepayment Risk: Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.
   Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
   If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
   Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.
   For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION  - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, the Fund's returns would be less than those shown below.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                                                 1 YEAR  5 YEARS  10 YEARS  SINCE CLASS INCEPTION*
    OHIO TAX-FREE FUND  INVESTMENT A SHARES
    (with a 4.75% sales charge)
    Returns before taxes
    Returns after taxes on distributions(1)
    Returns after taxes on distributions and sales of Investment A Shares(1)

    OHIO TAX-FREE FUND  INVESTMENT B SHARES**
    (with applicable Contingent Deferred Sales Charge)
    Returns before taxes
    Returns after taxes on distributions(1)
    Returns after taxes on distributions and sales of Investment B Shares(1)
    LB7MBI (reflects no deduction for fees, expenses or taxes)(2)

(1)After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
(2)The unmanaged LB7MBI comprises intermediate-term, investment-grade bonds with maturities between six and eight years.
* Since May 1, 1991.
**Prior to May 2, 2003 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares (and Trust Shares), adjusted for the Investment B Shares 12b-1 fees and contingent deferred sales charge.
FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

    SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 INVESTMENT A  INVESTMENT B
                                                                                  SHARES        SHARES
    Maximum Sales Charge (Load) Imposed on Purchase                               4.75%           0%
    (as a percentage of offering price)*
    Maximum Deferred Sales Charge (Load)                                            0%          5.00%
    (as a percentage of NAV)**
    Redemption Fee                                                                  0%            0%
    (as a percentage of amount redeemed, if applicable)***

    ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)  INVESTMENT A  INVESTMENT B
                                                                                  SHARES        SHARES
    Investment Advisory Fees                                                      0.50%         0.50%
    Distribution (12b-1) Fees                                                     0.25%         0.75%
    Shareholder Servicing Fees                                                    0.25%         0.25%
    Other Expenses                                                                0.42%         0.42%
    Total Annual Fund Operating Expenses                                          1.42%         1.92%

* This sales charge varies depending upon how much you invest. See "Sales Charges."
**A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
***Does not include any wire transfer fees, if applicable.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
Investment A Shares
Investment B Shares
If you do not sell your Shares:
If you sell your Shares at the end of the period:












                                        SHORT/INTERMEDIATE FIXED
                                        INCOME SECURITIES FUND
FUND SUMMARY
Investment Goal
To seek to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years
Investment Focus
U.S. government obligations and investment-grade corporate debt securities Principal Investment Strategy
Focuses on fixed income securities with maturities of less than 5 years that produce a high level of income.
Share Price Volatility
Low to Moderate
INVESTMENT STRATEGY
The Fund's investment objective is to seek to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years.
The Advisor invests primarily in corporate debt and U.S. government securities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a NRSRO or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings. In managing the portfolio, the Advisor monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.
The Fund intends to invest in the securities of GSEs. Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."
Investor Profile
Investors willing to accept the risk of a low to moderate amount of fluctuation of their investment for the benefit of a higher total return
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
   Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
   Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.
   For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Investment A Shares for each of the last 10 calendar years. Prior to May 9, 2003 (the inception date for Investment A Shares), performance for Investment A Shares is based on the performance of Trust Shares, adjusted for sales charges, fees and expenses imposed on Investment A Shares. If sales charges had been reflected, the Fund's returns would be less than those shown below.


-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                                                 1 YEAR  5 YEARS  10 YEARS  SINCE CLASS INCEPTION
    SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND  INVESTMENT A SHARES(1)
    (with a 1.50% sales charge)
    Returns before taxes
    Returns after taxes on distributions(2)
    Returns after taxes on distributions and sales of Investment A Shares(2)
    ML1-5YGC (reflects no deduction for fees, expenses or taxes)(3)

   (1)Prior to May 9, 2003 performance for Investment A Shares is based on the performance of Trust Shares, adjusted for the sales charges, fees and expenses imposed on Investment A Shares.
(2)After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(K) plans.
  (3) The unmanaged ML1-5YGC is an index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 4.99 years.
* Since July 3, 1989.
**Since June 30, 1989.
FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

    SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 INVESTMENT A
                                                                                  SHARES
    Maximum Sales Charge (Load) Imposed on Purchase                               1.50%
    (as a percentage of offering price)*
    Maximum Deferred Sales Charge (Load)                                            0%
    (as a percentage of NAV)
    Redemption Fee                                                                  0%
    (as a percentage of amount redeemed, if applicable)**

    ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)  INVESTMENT A
                                                                                  SHARES
    Investment Advisory Fees                                                      0.50%
    Distribution (12b-1) Fees                                                     0.25%
    Shareholder Servicing Fees                                                    0.25%
    Other Expenses                                                                0.31%
    Total Annual Fund Operating Expenses                                          1.31%

* This sales charge varies depending upon how much you invest. See "Sales Charges."
**Does not include any wire transfer fees, if applicable.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
                    -------------------------------------
 Investment A Shares













                            SHAREHOLDER INFORMATION
Before you invest, we encourage you to carefully read the Fund profiles included in this Prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

CHOOSING A SHARE CLASS
The Funds listed in this Prospectus offer different classes of Shares, each of which has different expenses and other characteristics. Two classes of Fund Shares - Investment A and Investment B - are offered in this Prospectus. Two other classes of Fund Shares - Trust Shares of the Funds and Interfund Shares of the Money Market Fund are offered in separate Prospectuses.

As shown below, each class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses ("expense ratios"), as well as the compensation payable to investment professionals, also vary among the classes. Before you decide which class to purchase, you should review the different charges and expenses of each class carefully, in light of your personal circumstances, and consult with your investment professional.

To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Investment A Shares. Among other ways, Investment A Shares have a series of "breakpoints," which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under "Sales Charges.") On the other hand, Investment B Shares do not have front-end sales charges, but the deferred sales charges imposed on redemptions of Investment B Shares do not vary at all in relation to the amounts invested. Rather, these charges decrease with the passage of time (ultimately going to zero after owning the Shares for six years).

You should also consider that the expense ratio for Investment A Shares will be lower than that for Investment B Shares. Thus, the fact that no front-end charges are ever imposed on purchases of Investment B Shares does not always make them preferable to Investment A Shares.

The following are some of the main differences between Investment A and Investment B Shares:

INVESTMENT A
*Front-end sales charges (except Money Market Funds), as described below under
 "Sales Charges."
*Distribution (Rule 12b-1) fees of 0.25% of a Fund's average daily net assets. *A non-Rule 12b-1 shareholder servicing fee of 0.25% of a Fund's average daily net assets.





INVESTMENT B
*No front-end sales charge.
*Distribution (Rule 12b-1) fees of 0.75% of a Fund's average daily net assets. *A non-Rule 12b-1 shareholder servicing fee of 0.25% of a Fund's average daily net assets.
*A contingent deferred sales charge, as described below.
*Automatic conversion to Investment A Shares at the end of eight years, thus reducing future annual expenses. (See "Purchasing Shares - Investment B Shares Conversion Feature" below.)
For the actual past expenses of each share class, see the individual Fund profiles earlier in this Prospectus.

Because Rule 12b-1 fees are paid on an ongoing basis, Investment B shareholders could end up paying more expenses over the long term than if they had paid a sales charge on their initial investment.

All of the Funds in this Prospectus also offer Trust Shares and the Money Market Fund offers Interfund Shares, which have their own expense structures. Trust Shares are available to fiduciary, advisory, agency and other similar clients of The Huntington National Bank ("Huntington Bank") and its affiliates or correspondent banks as well as similar customers of third party financial institutions. Interfund Shares are available only for purchase by the Funds.

For purchases of $100,000 or more on the Short/Intermediate Fixed Income Securities Fund and $1 million or more on the Equity Funds and all the other Income Funds, the sales charge for Investment A Shares is waived. As a result, if you are making an initial investment of these larger amounts, the lower operating expenses of Investment A Shares may make them a better choice for you than Investment B Shares. Even investments of lower amounts may make Investment A Shares a better choice over time.





                            DISTRIBUTION OF THE FUNDS
Edgewood Services, Inc. (Distributor), whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Funds offered by this Prospectus. The Distributor is a subsidiary of Federated Investors, Inc.

In connection with the sale of Investment A Shares, the Distributor collects the applicable sales charge and, if the sale is made through a registered broker-dealer, generally pays the selling broker-dealer up to 90% (and as much as 100%) of that amount. The Distributor retains any portion not paid to a broker-dealer. The Distributor is responsible for collecting applicable contingent deferred sales charges in connection with the redemption of Investment A and Investment B Shares. The Distributor will cause these charges to be paid to a designated agent, which may include the Advisor and its affiliates, and other investment professionals for advancing any sales commissions on the sale of Investment A Shares or Investment B Shares.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it, including amounts made available by the Distributor, Advisor and their affiliates out of their reasonable resources and profits. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

SHAREHOLDER SERVICES
The Trust has entered into an agreement with Huntington Bank pursuant to which Huntington Bank under which it is entitled to receive a shareholder services fee of up to 0.25% of the average daily NAV of Investment A Shares and Investment B Shares of each Fund for acting as shareholder servicing agent for the Funds, including providing shareholder assistance, and communicating or facilitating purchases and redemptions of Shares.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor, the Advisor and their affiliates may pay out of their own profits and reasonable resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds' Prospectus because they are not paid by the Funds.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fees arrangement. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the Funds and any services the financial intermediary provides. The Funds' Statement of Additional Information ("SAI") contains additional information on the types of additional payments that may be paid.





                            DISTRIBUTION PLAN (RULE 12B-1 FEES)
The Funds have adopted a Rule 12b-1 Plan on behalf of Investment A Shares and Investment B Shares, which allows them to pay fees to financial intermediaries (which may be paid through the Distributor) for the sale and distribution of these Shares. These fees may be paid to the Distributor, the Advisor and their affiliates. The Funds may waive or reduce the maximum amount of Rule 12b-1 fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including the Distributor, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other Shares with different sales charges and marketing fees. From time to time, the Distributor may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Funds.

For each of the Funds offered by this Prospectus, the maximum Rule 12b-1 fee is 0.25% of the applicable Fund's Investment A Shares average daily net assets and 0.75% of the applicable Fund's Investment B Shares average daily net assets. Financial institutions who receive advanced commissions on the sale of Investment A Shares will not be paid a rule 12b-1 fee since those fees are collected by the Distributor to pay for financing the advanced commission.




SALES CHARGES
Purchases of Investment A Shares of any of the Funds except the Money Market Funds are subject to front-end sales charges.

 EQUITY FUNDS
 AMOUNT OF TRANSACTION*       SALES CHARGE AS A     SALES CHARGE AS A
                                PERCENTAGE OF         PERCENTAGE OF
                            PUBLIC OFFERING PRICE  NET AMOUNT INVESTED
 $0-$49,999                         5.75%                 6.10%
 $50,000-$99,999                    4.75%                 4.99%
 $100,000-$249,999                  4.00%                 4.17%
 $250,000-$499,999                  3.50%                 3.63%
 $500,000-$749,999                  2.95%                 3.04%
 $750,000-$999,999                  2.20%                 2.25%
 $1,000,000 and Over               0.00%**               0.00%**

 INCOME FUNDS (EXCEPT SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND)
 AMOUNT OF TRANSACTION*    SALES CHARGE AS A     SALES CHARGE AS A
                             PERCENTAGE OF         PERCENTAGE OF
                         PUBLIC OFFERING PRICE  NET AMOUNT INVESTED
 $0-$49,999                      4.75%                 4.99%
 $50,000-$99,999                 3.75%                 3.90%
 $100,000-$249,999               3.00%                 3.09%
 $250,000-$499,999               2.50%                 2.56%
 $500,000-$749,999               2.00%                 2.04%
 $750,000-$999,999               1.75%                 1.78%
 $1,000,000 and Over            0.00%**               0.00%**

 SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
 AMOUNT OF TRANSACTION*    SALES CHARGE AS A     SALES CHARGE AS A
                             PERCENTAGE OF         PERCENTAGE OF
                         PUBLIC OFFERING PRICE  NET AMOUNT INVESTED
--------------------------------------------------------------------
 $0-$99,999                      1.50%                 1.52%
 $100,000 and Over               0.00%                 0.00%
*As noted below, for purposes of calculating the "Amount of Transaction," you may include the current value of Investment B Shares of Equity and Income Funds owned provided you notify the Distributor or the financial intermediary through whom you are making the purchase.
*A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
OTHER QUANTITY DISCOUNTS, REDUCTIONS AND WAIVERS
Other quantity discounts, reductions and waivers may also apply in certain special situations described below. In order to verify your eligibility for these discounts, reductions and waivers, you may need to provide the Trust or your investment professional with certain information, including account statements and records that reflect any investments by you, your spouse, or your children under 21 in the Funds. If you or your investment professional think you qualify, please notify the Trust by calling (800) 253-0412. If the Distributor is notified of your eligibility, it will reduce or eliminate the sales charge, as applicable, once it confirms your qualification. If the Distributor is not notified, you will receive the discount or waivers only on subsequent purchases for which the Distributor is notified, and not retroactively on past purchases. The sales charges applicable to the Shares offered in this Prospectus, and the break point discounts offered with respect to such Shares, are described in full in this Prospectus. Because the Prospectus is available on The Huntington Funds' website free of charge, Huntington does not disclose this information separately on the website.

No sales charges will apply to purchases of Investment A Shares made:

   * Through an investment professional that does not accept a sales commission from the Distributor
   * Through the automatic reinvestment of dividends and capital gains distributions
   * By current and former/retired Trustees and officers of the Trust, their spouses and immediate family members
   * By current officers, directors and employees of Huntington Bancshares Incorporated (HBI) or its subsidiaries, their spouses and immediate family members and by current employees of other financial institutions with which HBI or its subsidiary has entered into definitive merger agreements ("Current Employees")
   * By retired officers and employees of HBI or its subsidiaries and their spouses
   * By participants in certain financial services programs offered by HBI subsidiaries
   * By members of certain affinity groups which have entered into arrangements with the Advisor or the Distributor
   * By investors who have sold an equal or greater amount of Shares of an Equity or Income Fund within the last 60 days (not available more than once)
Reduced sales charges on Investment A Shares (based on the quantity discounts noted above) will apply to purchases made:

   * By investors whose multiple investments over time in Investment A Shares and/or Investment B Shares of any Equity or Income Fund have a total current market value subject to a quantity discount
   * By investors whose investments over time in Investment A Shares and/or Investment B Shares of any Equity or Income Fund plus investments by their spouse and children under 21 made over time in Investment A Shares and/or Investment B Shares of any Equity or Income Fund at the same time, have a total current market value subject to a quantity discount
   * By investors who sign a letter of intent to invest at least $100,000 in the Short/Intermediate Fixed Income Securities Fund, or $50,000 in the Equity Funds or other Fixed Income Funds within a 13-month period*
   * By investors whose investments in Investment A Shares and/or Investment B Shares of multiple Equity and/or Income Funds at the same time have a total current market value subject to a quantity discount
   * By trustees or fiduciaries whose investments in Investment A Shares and/or Investment B Shares of Equity and/or Income Funds on behalf of a single trust estate or fiduciary account have a total current market value subject to a quantity discount
With respect to reduced sales charges which apply to aggregated purchases as noted above, purchases through multiple intermediaries or Individual Retirement Accounts (which do not include employer- sponsored retirement plans) may be aggregated to achieve a sales charge discount or waiver.

*Letter of Intent. An investor may sign a letter of intent to purchase within a 13-month period the minimum amount of Investment A Shares in any Equity or Income Fund required to be eligible for the applicable sales charge reduction on each purchase over the 13-month period. Until the investor reaches the necessary threshold, the Trust will hold up to 5% of the Shares in escrow. Reinvested dividends will not be included in calculating an investor's fulfillment of his/her letter of intent.

The Shares held in escrow will be released to the investor's account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased.

A Letter of Intent will not obligate the investor to purchase Investment A Shares, but if he does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.

More information about the other sales charge reductions is provided in the SAI.




                            CONTINGENT DEFERRED SALES CHARGES
Purchases of Investment B Shares are not subject to any front-end sales charges; however, you will be assessed a contingent deferred sales charge (CDSC) when you redeem Investment B Shares, based on the amount of time you have held those Shares as follows:

 YEAR OF REDEMPTION       ALL FUNDS
 (BASED ON PURCHASE DATE)
 Year 1                       5.00%
 Year 2                       4.00%
 Year 3                       3.00%
 Year 4                       3.00%
 Year 5                       2.00%
 Year 6                       1.00%
 Year 7 or later              0.00%
For each redemption, we will first redeem Shares which are not subject to CDSCs, if any, and then Shares which you have held for the longest period of time. The applicable CDSC will then be charged on the lesser of current market value or the original cost of the Investment B Shares being redeemed.

No CDSC will apply to redemptions of Shares:

   * Acquired through dividend or capital gains reinvestments.
   * Redeemed in order to meet Internal Revenue Code minimum required distributions from Individual Retirement Accounts (IRAs) redeemed following the death of the shareholder in whose name such Shares are held.
   * Upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.
   * Withdrawn under the Fund's systematic withdrawal plan but limited to 10% or less of your account value in a single year, so long as the Distributor is given prior notice of the applicability of this CDSC waiver. In measuring this redemption percentage, your account is valued when you establish the systematic withdrawal plan and then annually at calendar year end.

PRICING SHARES
The price at which the Funds will offer or redeem Shares is the NAV per Share next determined after the order is considered received, subject to any applicable front end or CDSCs. Consult your investment professional to determine if there are additional fees or charges that are separately assessed when purchasing, exchanging or redeeming Shares. The Trust calculates NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method.

In computing NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange.

Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events, as described below. U.S. government obligations held by the Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service.

Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE (generally 4:00 p.m., Eastern Time) on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security's market price is readily available. In such situations, the Trust's sub-financial administrator may request that the Trust's Pricing Committee, as described herein, make its own fair value determination.

Securities for which market quotations are not readily available are valued at their "fair value." In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund ("good faith fair valuation"). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee's procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate its NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds' Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the New York Stock Exchange ("NYSE"), which is when each Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds' Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since the International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since the Situs Small Cap Fund and the Real Asset Fund may invest some of their assets in foreign securities, they also may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

The Trust calculates the NAV per share for each of the Funds (other than the Money Market Funds) as of the close of regular trading of the NYSE (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The Trust calculates the NAV per share for each Money Market Fund twice a day, as follows: at 10:30 a.m. Eastern Time for the Ohio Municipal Money Market Fund and the Florida Tax- Free Money Fund; at 1:00 p.m. Eastern Time for the Money Market Fund and the U.S. Treasury Money Market Fund; and as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern Time) for each Money Market Fund, on each day that the NYSE is open.

In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing. Please call the Trust at (800) 253-0412, if you have any questions about purchasing Shares.

The Funds are open for business on any day the NYSE is open, except for Columbus Day and Veterans' Day. The Funds are closed on the following NYSE holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.





                            PURCHASING SHARES
You may purchase Shares of the Money Market Funds on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets (as recommended by the Bond Market Association) are open, and as discussed under "Pricing Shares" above. You may purchase Shares of all the Income Funds and Equity Funds on any business day when both the Federal Reserve Bank and the NYSE are open. In connection with the sale of a Fund's Shares, the Distributor or its affiliates may from time to time offer certain items of nominal value to any shareholder.

WHAT SHARES COST
 MONEY MARKET FUNDS
Your purchase order is priced at the next NAV calculated after your order is received by the Trust or its designated agent. With regard to investments in the Money Market Fund or the U.S. Treasury Money Market Fund, if your order is received by the Trust or its designated agent before 1:00 p.m. (Eastern Time) and the Trust receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. With regard to investments in the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund, if your order is received by the Trust or its designated agent before 10:30 a.m. (Eastern Time) and the Trust receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. Investments in the money market funds made by check, Automated Clearing House (ACH) or Systematic Investment Program (SIP) will begin earning dividends when the payment is converted to federal funds (normally the next business day).

 ALL OTHER FUNDS
Your purchase order for Investment A Shares is priced at the next NAV calculated after your order is received by the Trust or its designated agent, plus any applicable sales charge. Your purchase order for Investment B Shares is priced simply at its next NAV calculated after your order is received by the Trust or its designated agent.

In order to purchase Investment A Shares or Investment B Shares of a Fund (other than the Money Market Funds) on a particular day, the Trust must receive payment in good federal funds within three (3) business days.

NOTES ABOUT PURCHASES
The Trust reserves the right to suspend the sale of Shares of any of the Funds temporarily and the right to refuse any order to purchase Shares of any of the Funds.

If the Trust receives insufficient payment for a purchase, or the Trust does not receive payment within three (3) business days, or your check does not clear, it may cancel the purchase and you may be liable for any losses to the Funds. In addition, you will be liable for any losses or fees incurred by the Trust or its transfer agent in connection with the transaction.

The Funds may limit the amount of purchases and refuse to sell Shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds. Checks must be made payable to the Funds in U.S. dollars and drawn on a U.S. bank. The Funds and their servicing agent reserve the right to refuse any specific purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler's checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier's checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.

INVESTMENT B SHARES CONVERSION FEATURE
Once you hold Investment B Shares for eight years, they will automatically convert tax-free into Investment A Shares of the same Fund at the end-of-the-month-processing, in the 12th month of the eighth year. After the conversion, you will have the same dollar value investment, although you may have more or less Shares due to differences in the NAVs of Investment A Shares and Investment B Shares.

Investment A Shares carry lower distribution (Rule 12b-1) fees than Investment B Shares. Although Investment A Shares also carry a front-end sales charge, you will not incur any sales charges upon conversion.

HOW TO BUY INVESTMENT A SHARES OR INVESTMENT B SHARES
1.Minimum investment requirements:
   * $1,000 for initial investments outside the SIP ($100 for Current Employees)
   * $50 for initial investments through the SIP ($25 for Current Employees)
   * $50 for subsequent investments
2.Call
   * The Huntington Funds at (800) 253-0412
   * The Huntington Investment Company at (800) 322-4600
   * Your Huntington Personal Banker
   * Your Investment Professional
3.Make payment
   * By check payable to the applicable Fund and Share class (e.g., Huntington Dividend Capture Fund - Investment B Shares) to:
      The Huntington Funds
             P.O. Box 6110
             Indianapolis, IN 46206-6110
Note: Checks must be made payable to The Huntington Funds. Third party checks will not be accepted.
     (The Trust will treat your order as having been received once the Trust receives your check.)
     OR
   * By Federal funds wire to:
Huntington National Bank NA
     ABA #044000024
     Huntington Fund
     Account #01892228947
     Shareholder Name
     Shareholder Account Number
     (The Trust will treat your order as having been received immediately upon receipt by its transfer agent)
     OR
   * By check or Federal funds wire, through your Huntington Investment Representative, which is processed by National Financial Services LLC according to its policies and procedures
   * Through the SIP
   * (Once you become a participant in the SIP, your investments will be made automatically at your requested intervals)
Other methods of acceptable payment are discussed in the SAI.

SYSTEMATIC INVESTMENT PROGRAM (SIP)
You may invest on a regular basis in Investment A Shares or Investment B Shares of one or more Funds through the SIP. To participate, you must open an account with the Trust by calling (800) 253-0412, The Huntington Investment Company, or your Personal Banker, request and complete an application, and invest at least $50 at periodic intervals ($25 for Current Employees). Minimum initial and subsequent investment requirements may be different for Huntington Investment Company accounts.

Once you have signed up for the SIP, the Trust will automatically withdraw money from your bank account and invest it, subject to any applicable sales charges, in Investment A Shares or Investment B Shares of the Fund or Funds you specify. Purchases of Investment A Shares through the SIP will be assessed the applicable sales charge. Your participation in the SIP may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.




                            EXCHANGING SHARES
 MONEY MARKET FUNDS
On any business day when the Federal Reserve Bank, the NYSE, and the principal bond markets are open, you may exchange Shares of any Fund for the same class of Shares of any other Fund offering such Shares and as discussed under "Pricing Shares."

 ALL OTHER FUNDS
On any business day when both the Federal Reserve Bank and the NYSE are open, you may exchange Shares of all other Funds for the same class of Shares of any other Huntington Fund offering such Shares.

 ADDITIONAL INFORMATION
In order to exchange Shares of a Fund on a particular day, the Trust or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) that day.

The Trust may terminate or modify the exchange privilege at any time. In the case of termination or material changes other than the elimination of applicable sales charges, you will be given 60 days prior notice. However, the Fund's management or Advisor may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds. ("See Frequent Trading Policies")

An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss. In addition, if you exchange Shares of a Fund that imposes a sales charge into another Fund that imposes such a charge, there may be special tax consequences.

The SAI contains more information about exchanges.

EXCHANGING INVESTMENT A SHARES
For Investment A Shares, the Trust makes exchanges at NAV (determined after the order is considered received), plus any applicable sales charges.

EXCHANGE                               EXCHANGE INTO                   SALES CHARGE
OUT OF
Any Money Market Fund     Any Money Market Fund                   NO
Any Money Market Fund     Any Equity or Income Fund               YES-See "Sales Charges"
Any Equity or Income Fund Any Money Market, Equity or Income Fund NO

EXCHANGING INVESTMENT B SHARES
For Investment B Shares, the Trust makes exchanges at NAV (determined after the order is considered received) without assessing any CDSC at the time of exchange.

Once you make an exchange, the Trust carries over the holding period of your exchanged Investment B Shares to your new Investment B Shares for purposes of calculating any CDSC upon redemption.

HOW TO EXCHANGE SHARES
1.Satisfy the minimum account balance requirements
   * You must maintain the required minimum account balance in the Fund out of which you are exchanging Shares.
2.Call (You must have completed the appropriate section on your account application)
   * The Huntington Funds at (800) 253-0412
   * The Huntington Investment Company at (800) 322-4600
   * Your Huntington Personal Banker
   * Your Investment Professional
     OR
  Write
     *The Huntington Funds
     P.O. Box 6110
     Indianapolis, IN 46206-6110
3.Provide the required information
   * Name of the Fund from which you wish to make the exchange (exchange OUT OF)
   * Specify the Investment A Shares or Investment B Shares class
   * Your account number
   * The name and address on your account (account registrations must be identical)
   * The dollar amount or number of Shares to be exchanged
   * Name of the Fund into which you wish to make the exchange (exchange INTO) - (Make sure this Fund offers the applicable class of Shares)
   * Your signature (for written requests)
(For corporations, executors, administrators, trustees and guardians, and in certain other special circumstances, telephone exchanges will not be available and you will need a New Technology Medallion Signature Guarantee in order to make an exchange.)

                            REDEEMING SHARES
 MONEY MARKET FUNDS
You may redeem Shares of the Money Market Funds on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets are open, and as discussed under "Pricing Shares" above.

 ALL OTHER FUNDS
You may redeem Shares of all other Funds on any business day when both the Federal Reserve Bank and the NYSE are open.

HOW TO REDEEM INVESTMENT A SHARES OR INVESTMENT B SHARES
1.Call (You must have completed the appropriate section on your account application)
   * The Huntington Funds at (800) 253-0412;
   * The Huntington Investment Company at (800) 322-4600; or
   * Your Huntington Personal Banker
   * Your Investment Professional
     OR
  Write
   * The Huntington Funds
   P.O. Box 6110
   Indianapolis, IN 46206-6110
     OR
  Write a Check (Investment A Shares of the Money Market Funds Only)
   * In an amount of at least $250 from your applicable Money Market Fund's account (You may not use a check to close an account.) See "Checkwriting" below for more information.
2.Provide the required information
   * The name of the Fund from which you wish to redeem Shares
   * Specify the Investment A Shares or Investment B Shares class
   * Your account number
   * The name and address on your account
   * Your bank's wire transfer information (for wire transfers)
   * The dollar amount or number of Shares you wish to redeem
   * Your signature (for written requests)
(If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Trust, or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a New Technology Medallion Signature Guarantee in order to redeem.)

Note: Proceeds from the redemption of Shares purchased by check, ACH, or SIP will be delayed until the purchase has cleared, which may take up to ten business days.

ADDITIONAL INFORMATION
In order to redeem Shares of the Income Funds or Equity Funds on a particular day, the Trust or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).

For shareholders who request redemptions prior to 1:00 p.m. (Eastern Time) for the Money Market Fund and the U.S. Treasury Money Market Fund and prior to 10:30 a.m. (Eastern Time) for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund, usually the proceeds will be wired on the same day or a check will be mailed on the following business day. In addition, you will not receive dividends declared on the day of the redemption. For Money Market Fund shareholders who request redemptions after the cut-off times mentioned above and for shareholders of the Income Funds or Equity Funds, usually proceeds will be wired or a check will be mailed the following business day after NAV is next determined, in which case you will be entitled to receive dividends declared on the day of redemption. Redemption requests made through The Huntington Investment Company or a Huntington Personal Banker will be promptly submitted to the Trust. Proceeds are wired to an account previously designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder's address of record.


REDEMPTION IN KIND
Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive periodic payments from redemptions of Investment A Shares or Investment B Shares, subject to any applicable CDSCs, of one or more Funds you hold through the Systematic Withdrawal Program. To participate, you must have an account balance with the Trust of at least $10,000. Once you have signed up for the Systematic Withdrawal Program by calling the Trust, The Huntington Investment Company or your Personal Banker, the Trust will automatically redeem Shares from your account and electronically send the proceeds to the bank account you specify.

Generally, it is not advisable to continue to purchase Investment A Shares subject to a sales charge while redeeming Investment A Shares using this program.


TELEPHONE TRANSACTIONS
If you authorized telephone transactions by completing the appropriate paperwork with the Funds and your investment professional, you are eligible to call to redeem or exchange Shares. Your telephone instructions may be recorded to verify that the Fund, its transfer agent and/or your investment professional follows reasonable procedures. Otherwise, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

CHECKWRITING (INVESTMENT A SHARES OF THE MONEY MARKET FUNDS ONLY)
You may request checks to redeem your Fund Shares. Please request and complete an application for checkwriting. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.


REDEMPTION OF ACCOUNTS WITH BALANCES UNDER $1,000
Due to the high cost of maintaining accounts with low balances, if your account balance in any one Fund falls below $1,000, the Trust may choose to redeem those Shares, subject to any applicable CDSCs, and close that account without your consent. The Trust will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in a Fund's NAV. If the Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.

OTHER INFORMATION
To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of Shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC. The Trust also reserves the right to postpone payment for more than seven days where payment for Shares to be redeemed has not yet cleared.

FREQUENT TRADING POLICIES
Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs, and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in a Fund's NAV in advance of the time as of which NAV is calculated or through an overall strategy to buy and sell Shares in response to incremental changes in a Fund's NAV.

The Funds' Trustees have approved policies and procedures intended to discourage excessive, frequent or short-term trading of the Funds' Shares. The Funds' fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See "Pricing Shares." The Funds also monitor trading in Shares in an effort to identify disruptive trading activity. The Funds monitor trades where there is a purchase and redemption or exchange in excess of a certain amount into and out of the Funds within a period of 45 days. The Funds may also monitor trades into and out of the Funds over periods longer than 45 days. Whether or not the specific monitoring limits are exceeded, the Funds' management or Advisor may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Funds and other shareholders and may preclude the shareholder from making further purchases or exchanges of Shares. The Funds' management and Advisor may also take action to limit or suspend further trading by a financial intermediary if it is deemed to be engaged in excessive trading and/or does not cooperate satisfactorily with requests for details about trading activity. No matter how the Funds define their limits on frequent trading of Shares, other purchases and sales of Shares may have adverse effects on the management of a Fund's portfolio and its performance. Also, it is possible that frequent trading may occur in the Funds without being identified because certain investors may seek to hide their identity or trading activity, or there may be operational or technical limitations that limit the Funds' ability to monitor and restrict frequent trading.

The Funds' objective is that their restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Funds anticipate that limitations on their ability to identify trading activity to specific shareholders, including where Shares are held through financial intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases. For example, while the Funds will seek the cooperation of financial intermediaries to enforce the Funds' policies on frequent trading, certain intermediaries may be unwilling or unable to implement such policies. Therefore, the Funds may be unable to uniformly monitor and restrict trading activity through such intermediaries. Also, because certain of the Funds are sold to participant-directed employee benefit plans, and there may be regulatory constraints on the plans' ability to limit trading by the individual participants, the Funds may not be able to effectively monitor or restricting trading by these participants.

The Advisor will provide to the Funds' Trustees a quarterly report of all potential occurrences which were detected during the preceding quarter, and a description of any action taken with respect thereto.

MONEY MARKET FUNDS
Given the short-term nature of the Money Market Funds' investments and their use of the amortized cost method for calculating the NAV of Money Market Fund Shares, the Funds do not anticipate that, in the normal case, frequent or short-term trading into and out of the Money Market Funds will have significant adverse consequences for the Money Market Funds and their shareholders. For this reason and because the Money Market Funds are intended to be used as liquid short-term investments, the Funds' policies or procedures to discourage frequent or short-term trading do not apply to the Money Market Funds' Shares. However, the Money Market Funds may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing or exchanging Shares of the Money Market Funds and other non-Money Market Funds if the Funds' management or Advisor determines from the amount, frequency or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the non-Money Market Funds and their shareholders.




                            PORTFOLIO HOLDINGS INFORMATION
You can access summary portfolio composition information concerning each Fund's portfolio holdings in the "Fund Fact Sheets" option under the "Fund Shareholders" or "Prospective Investors" pages of The Huntington Funds' website at www.huntingtonfunds.com. This information is prepared as of the end of each quarter, is posted on the website approximately 30 days after the end of the quarter, and remains there until replaced by the information for the succeeding quarter. The summary portfolio composition information may include the following types of information, but is subject to change: identification of the Funds' top ten holdings, and percentage breakdowns of the portfolio holdings by sector, credit quality, and/or country, as applicable.

In addition, the Funds' Annual and Semi-Annual reports contain complete listings of the Funds' portfolio holdings as of the end of the Funds' second and fourth fiscal quarters. You may obtain copies at www.huntingtonfunds.com or by calling 1-800-253-0412. Each Fund also prepares a report on Form N-Q of its portfolio holdings as of the end of the Funds' first and third fiscal quarters. Each of these fiscal quarter reports contains complete listings of each Fund's portfolio holdings and is filed with the SEC within 60 days of the end of the reporting period at the SEC's website at www.sec.gov, or you may request a copy by calling The Huntington Funds at 1-800-253-0412. These reports on Form N-Q and the Funds' Annual and Semi-Annual reports are also posted on the Funds' website at www.huntingtonfunds.com.





                             MANAGEMENT OF THE TRUST
The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund's business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43215, serves as investment advisor to the Funds pursuant to investment advisory agreements with the Trust.

INVESTMENT ADVISOR
Subject to the supervision of the Trustees, the Advisor provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

The Advisor, a separate, wholly owned subsidiary of The Huntington Bank, is the investment advisor to The Huntington Funds. As of December 31, 2006, the Advisor had assets under management of $[ ] billion. The Advisor (and its predecessor) has served as investment advisor to the Funds since 1987.

The Huntington Bank is an indirect, wholly-owned subsidiary of HBI, a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43215. As of December 31, 2006, The Huntington Bank had assets of $[ ] billion.

Subject to the supervision of the Advisor, the assets of the Macro 100 Fund are managed on a daily basis by the Sub-Advisor, Laffer Investments, Inc. (Laffer Investments), a portfolio management company. The Sub- Advisor is paid by the Advisor and not by the Fund. The address for Laffer Investments is 2909 Poston Avenue, 2nd Floor, Nashville, TN 37203. Laffer Investments has been managing mutual funds since 2004 and managing client assets since 2000. Laffer Investments leverages the research capabilities of its research partner, Laffer Associates, which has a 24-year track record of developing, testing and refining successful investment methodologies, research and models exclusively for the asset management industry. As of December 31, 2006, Laffer Investments managed more than $[ ] million in assets for corporate ERISA, corporate, foundation and endowment clients.

The Advisor has designated the following as Portfolio Managers. Included is their business experience for the last five years.

Kirk Mentzer and B. Randolph Bateman are jointly and primarily responsible for the day-to-day management of the Dividend Capture Fund. Mr. Mentzer is responsible for research, security selection and construction of the Dividend Capture Fund's portfolio. Mr. Bateman collaborates with Mr. Mentzer on making tactical changes in the strategic direction of the Dividend Capture Fund, and he monitors the portfolio's daily transactions.

Mr. Mentzer has served as a Co-Portfolio Manager of the Dividend Capture Fund since 2001 and Portfolio Manager of the Fixed Income Securities Fund since 2000. He is Senior Vice President and Director of Investment Research of the Advisor. Mr. Mentzer joined The Huntington National Bank in 2000 and serves as Senior Vice President. Mr. Mentzer has been a Portfolio Manager since 2000 and from 2000 to 2001 he was Director of Fixed Income Investments. He became Director of Investment Research in 2001. He served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000 and managed Firstar's Strategic Income and U.S. Government funds from 1999 to 2000. Mr. Mentzer received his M.B.A. from Xavier University.

Mr. Bateman has served as a Co-Portfolio Manager of the Dividend Capture Fund since 2001 and Portfolio Manager of the Situs Small Cap Fund since 2002. He is President and Chief Investment Officer of the Advisor. Mr. Bateman joined The Huntington National Bank in 2000 as Chief Investment Officer. Mr. Bateman served as Senior Vice President of Star Bank from 1988 through 2000. Mr. Bateman is a Chartered Financial Analyst. He received his Bachelor's Degree from North Carolina State University.

James J. Gibboney, Jr. and Martina Cheung are jointly and primarily responsible for the day-to-day management of the Growth Fund. Ms. Cheung manages a small percentage of the Growth Fund's portfolio using quantitative analysis. Mr. Gibboney manages the remainder of the Growth Fund's portfolio using qualitative analysis. Ms. Cheung and Mr. Gibboney collaborate to monitor the Growth Fund's cash flows, and consult with each other regarding securities selection to avoid duplication of securities within their respective portions of the portfolio. Ms. Cheung and Mr. Gibboney are otherwise independently responsible for the research, security selection and construction of, and have independent decision-making authority over their respective portions of the Growth Fund's portfolio.

Mr. Gibboney has served as a Co-Portfolio Manager of the Growth Fund since 1993. He is Senior Vice President of the Advisor. Mr. Gibboney joined The Huntington National Bank in 1989 and became Senior Vice President in 2003. Mr. Gibboney served as Vice President of The Huntington National Bank from 1989 through 2003. Mr. Gibboney is a Chartered Financial Analyst. He received his M.B.A. from Xavier University.


Ms. Cheung has served as a Co-Portfolio Manager of the Growth Fund since 2005. She is Vice President of the Advisor. Ms. Cheung joined The Huntington National Bank in 1995 as a securities analyst. She has been responsible for the investment management of financial assets for individuals, pension funds and charitable foundations. Ms. Cheung has earned the Charter Financial Analyst and Charter Market Technician designation. She received her Bachelor's degree in Finance and Management Information Systems from Ohio State University and received her M.B.A. from Capital University.

Christopher G. Cwiklinski and Craig J. Hardy are jointly and primarily responsible for the day-to-day management of the Income Equity Fund. They jointly undertake all aspects of portfolio management, and collaborate on research, stock selection and portfolio construction.

Mr. Hardy has served as a Co-Portfolio Manager of the Income Equity Fund since 2003. He is Vice President of the Advisor. Mr. Hardy joined The Huntington National Bank in 1998 as a Vice President and is a member of its Investment Policy Committee. Mr. Hardy is a Chartered Financial Analyst. He received his Bachelor's degree in Economics from Princeton University and received his M.B.A. from Case Western Reserve University.

Mr. Cwiklinski has served as a Co-Portfolio Manager of the Income Equity Fund since 2003. He is Vice President of the Advisor. Mr. Cwiklinski joined The Huntington National Bank in 2001 as a Vice President. From November 2000 to March 2001, Mr. Cwiklinski served as a consultant for Segal Advisors, and from August 1997 to November 2000, he served as a Portfolio Manager for National City Bank. Mr. Cwiklinski is a Chartered Financial Analyst. He received his Bachelor's degree in Business Administration from Bowling Green State University.

Madelynn M. Matlock has served as the Portfolio Manager of the International Equity Fund since 2002. She is Senior Vice President of the Advisor. Ms. Matlock joined The Huntington National Bank in 2002 and serves as Senior Vice President and Director of International Investments. She served as Director of Research and Director of International Investment for Bartlett & Co. from 1981 through 2001. Ms. Matlock is a Chartered Financial Analyst, and received her Bachelor's Degree and M.B.A. in Finance from the University of Cincinnati.

Arthur B. Laffer, Ph.D. and Arthur B. Laffer, Jr. are jointly and primarily responsible for the day-to-day management of the Macro 100 Fund. Dr. Laffer and Mr. Laffer manage the Fund using proprietary quantitative modeling and software. Mr. Laffer implements trading for the Macro 100 Fund's portfolio and monitors the portfolio's risk. In doing so, he consults with Dr. Laffer, who is the lead portfolio manager and has ultimate decision-making authority over all aspects of the Macro 100 Fund's management. Dr. Laffer has served as Co-Portfolio Manager of the Macro 100 Fund since 2004. Dr. Laffer has been the Chairman and Chief Investment Officer of Laffer Investments since 1999 and the Chairman of Laffer Associates since 1979. Dr. Laffer was the architect of supply-side economics and was a primary economic advisor under the Reagan Administration in the U.S. and the Thatcher Administration in the UK. Dr. Laffer received his Bachelor's Degree from Yale University and his M.B.A. and Ph.D in economics from Stanford University. Mr. Laffer has served as Co-Portfolio Manager of the Macro 100 Fund since 2004. He has been the Chief Executive Officer and President of Laffer Investments since 1999, and Chief Executive Officer and President of Laffer Associates since 1997.

Kathy Stylarek has served as the Portfolio Manager of the Ohio Tax-Free Fund and Michigan Tax-Free Fund since 2001. She is Vice President of the Advisor. Ms. Stylarek joined the Advisor in 2001 and is a Vice President of The Huntington National Bank. Ms. Stylarek served as Senior Trader at SunTrust Bank from 1997 through 2001. She received her Bachelor's Degree from the University of South Florida.

Christopher M. Rowane has served as the Portfolio Manager of the Mid Corp America Fund since 2001. He is Senior Vice President of the Advisor. Mr. Rowane joined The Huntington National Bank in 2000 and is a Senior Vice President and member of its Investment Policy Committee. He has been the Regional Manager for the Investment Management Team in Southern Ohio, Kentucky and Indiana since 2000. Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane is a Chartered Financial Analyst. He received his Bachelor's Degree and M.B.A. from Gannon University.

Peter Sorrentino has served as the Portfolio Manager of the Real Asset Fund since the Fund's inception. Mr. Sorrentino joined The Huntington National Bank in October of 2006 as a Senior Portfolio Manager and is Vice President of the Advisor. From 2001 until joining Huntington, he served as the lead portfolio
manager for the Legg Mason Balanced Trust.   Mr. Sorrentino is a Chartered
Financial Analyst. He received his Bachelor's Degree in Finance and Accounting from the University of Cincinnati.

William G. Doughty and Gustave J. Seasongood are jointly and primarily responsible for the day-to-day management of the Mortgage Securities Fund. Mr. Seasongood is responsible for the research, security selection and construction of the portion of the Mortgage Securities Fund's portfolio that is invested in REITs. Mr. Doughty is responsible for the research, security selection and construction of the remainder of the Mortgage Securities Fund's portfolio. Mr. Doughty and Mr. Seasongood have independent decision-making authority over their respective portions of the Mortgage Securities Fund's portfolio, but do collaborate to determine the amount of the portfolio that will be invested in REITs, and to monitor the Mortgage Securities Fund's cash flows.

Mr. Seasongood has served as a Co-Portfolio Manager of the Mortgage Securities Fund since 2001. He is Vice President of the Advisor. Mr. Seasongood joined the Huntington National Bank in 1995 as a Portfolio Manager and is Vice President. Mr. Seasongood is a Chartered Financial Analyst. He received his Bachelor's degree from Villanova University and his M.B.A. from Temple University.

Mr. Doughty has served as a Co-Portfolio Manager of the Mortgage Securities Fund, and Portfolio Manager of the Intermediate Government Income Fund and Short/Intermediate Fixed Income Securities Fund since 1999. He is Vice President of the Advisor. Mr. Doughty joined The Huntington National Bank in 1961 and serves as Vice President. He is a member of the Huntington National Bank's Investment Policy Committee and Manager of both the Fixed and Equity Trading Desk. He received his M.B.A. from The University of Dayton.

Dr. Bernard Shinkel has served as the Portfolio Manager of the New Economy Fund since 2001. He is Vice President of the Advisor. Dr. Shinkel joined The Huntington National Bank in 1997 as a Portfolio Manager for individual and institutional accounts and is Vice President. He received his Master's in Taxation from Walsh College of Accountancy and Business. Dr. Shinkel received his Master's and Ph.D. in Management from Purdue University.

Paul Koscik has served as the Portfolio Manager of the Rotating Markets Fund since 2001. He is Vice President of the Advisor. Mr. Koscik joined The Huntington National Bank in 1984 as a Portfolio Manager and serves as Vice President. He received his Bachelor's Degree and J.D. from the University of Akron.

The Funds' SAI provides additional information about the Portfolio Managers' compensation, management of other accounts, and ownership of securities in the Funds.




FEES PAID TO ADVISOR AND AFFILIATES
The Advisor and its affiliates provide the Funds with advisory, administration, transfer agency, accounting and custodian services.

A discussion of the Trustees' review of the investment advisory agreements with the Trust is available in the Fund's Annual Report for the period ended December 31, 2006.

ADVISORY SERVICES
The Trust pays the Advisor management fees as a percentage of average daily net assets ("ADNA") as follows:

Florida Tax-Free Money Fund, Money Market Fund and Ohio Municipal Money Market Fund pay the following fee based on the ADNA of the individual Fund:

 TIERED                                          ANNUAL RATE
 Up to $500 million                                 0.30%
 On the next $500 million                           0.25%
 On excess of $1 billion                            0.20%

 ALL OTHER FUNDS:
 U.S. Treasury Money Market Fund                    0.20%
 Dividend Capture Fund                              0.75%
 Growth Fund                                        0.60%
 Income Equity Fund                                 0.60%
 International Equity Fund                          1.00%
 Macro 100 Fund*                                    0.75%
 Mid Corp America Fund                              0.75%
 New Economy Fund                                   0.85%
 Real Asset Fund                                    0.75%
 Rotating Markets Fund                              0.50%
 Situs Small Cap Fund                               0.75%
 Fixed Income Securities Fund                       0.50%
 Intermediate Government Income Fund                0.50%
 Michigan Tax-Free Fund                             0.50%
 Mortgage Securities Fund                           0.50%
 Ohio Tax-Free Fund                                 0.50%
 Short/Intermediate Fixed Income Securities Fund    0.50%
*Pursuant to its Sub-Advisory agreement with the Advisor, Laffer Investments receives an annual fee equal to 0.50% of the Macro 100 Fund's ADNA. This fee is paid by the Advisor and not the Macro 100 Fund.

ADMINISTRATION SERVICES
The Huntington Bank provides administration services at the following annual rate of the ADNA of the Funds:
      MAXIMUM             AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE       NET ASSETS OF THE FUNDS
       .135%         on the first $4 billion
       .125%         on the next $3 billion
       .115%         on assets in excess of $7 billion
There is no minimum annual fee per Fund or class of Shares.

Federated Services Company, a wholly-owned subsidiary of Federated Investors, Inc., serves as sub-administrator to the Funds, assisting with the provision of administrative services necessary to operate the Funds. Out of the fees paid by the Funds, the Huntington Bank pays Federated Services Company fees for its sub-administrative services at the following annual rate of the ADNA of the Funds:

        MAXIMUM               AVERAGE AGGREGATE DAILY
 SUB-ADMINISTRATIVE FEE       NET ASSETS OF THE FUNDS
          .05%           on the first $3 billion
          .04%           on the next $2 billion
          .03%           on assets in excess of $5 billion
There is a minimum annual fee per Fund of $50,000.

FINANCIAL ADMINISTRATION AND PORTFOLIO ACCOUNTING SERVICES
The Huntington Bank is entitled to receive a maximum fee of .0425% of the Funds' ADNA for financial administration and portfolio accounting services (subject to a minimum annual fee of $9,000 for each additional class of Shares of any Fund with more than one class of Shares).

The Huntington Bank has sub-contracted certain fund accounting services to BISYS Fund Services Ohio, Inc. ("BISYS"). Out of the fees paid by the Funds, The Huntington Bank pays BISYS for these services. The fees paid for administrative, sub-administrative and financial administrative services are based on the level of average net assets of each Fund for the period, subject to minimum fees in certain circumstances.

CUSTODY SERVICES
The Huntington Bank serves as each of the Funds' custodian, except the International Equity Fund, and receives a maximum fee of 0.26% of each Fund's ADNA, plus out-of-pocket expenses. State Street Bank and Trust Company ("State Street") serves as custodian for the International Equity Fund. The Bank of New York serves as sub-custodian of the Situs Small Cap and Real Asset Funds' foreign assets.

PFPC Trust Company serves as sub-custodian for the securities lending program and retains a portion of earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.

The Huntington Bank also receives an administrative fee from the lending agent for the transaction activity associated with the securities lending program.

TRANSFER AGENCY SERVICES
Unified Fund Services, Inc. ("Unified"), a subsidiary of Huntington, is transfer and dividend disbursing agent for the Funds. For its services, Unified is entitled to receive a yearly fixed amount per shareholder account, subject to a yearly minimum fee of $12,000 per portfolio and/or share class ($6,000 per variable annuity portfolio). Unified is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

SHAREHOLDER SERVICES FEES
As previously noted, Investment A Shares and Investment B Shares are also subject to a fee of 0.25% of the ADNA, which may be paid to The Huntington Bank for administration/shareholder services. The Advisor and its affiliates may pay out of their own reasonable resources and profits fees or other expenses for shareholder and/or recordkeeping services and/or marketing support.







                                        DIVIDENDS AND DISTRIBUTIONS
The Money Market Funds and all of the Income Funds, except the Mortgage Securities Fund, declare dividends on investment income daily and pay them monthly. The Mortgage Securities Fund declares and pays dividends monthly.

Each of the other Funds offered by this Prospectus declares and pays dividends on investment income, if any, according to the following schedule:

 Dividend Capture Fund     Monthly
 Growth Fund               Quarterly
 Income Equity Fund        Monthly
 International Equity Fund Annually
 Macro 100 Fund            Annually
 Mid Corp America Fund     Annually
 New Economy Fund          Annually
 Real Asset Fund           Quarterly
 Rotating Markets Fund     Annually
 Situs Small Cap Fund      Annually
The Funds also make distributions of net capital gains, if any, at least annually.

If you purchase Shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust.




DISTRIBUTION OPTIONS
All dividends and distributions payable to a holder of Shares will be automatically reinvested in additional Shares of the same class of the Fund, unless the shareholder makes an alternative election. Shareholders may choose to receive all distributions in cash or to reinvest capital gains distributions, but receive all other distributions in cash.



                            TAX CONSEQUENCES
There are many important tax consequences associated with investment in the Funds offered by this Prospectus. The following is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

FEDERAL INCOME TAXES
 TAXATION OF SHAREHOLDER TRANSACTIONS
An exchange of a Fund's Shares for Shares of another Fund will be treated as a sale of the Fund's Shares and, as with all sales, exchanges or redemptions of Fund Shares, any gain on the transaction will be subject to federal income tax.

 TAXATION OF DISTRIBUTIONS
Each of the Funds offered by this Prospectus intends to distribute substantially all of its net investment income (including net realized capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the Shares. Additionally, distributions of investment income designated by the Fund as derived from "qualified investment income" will be taxed at the rate applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. Long-term capital gains rates applicable to individuals have been reduced to 15%, with lower rates applicable to taxpayers in the 10% and 15% rates, through December 31, 2008. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

 EXEMPT-INTEREST DIVIDENDS
If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes but may be subject to state and local taxes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the AMT. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the AMT. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

 AVOID WITHHOLDING TAX
Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to meet certain requirements imposed by the IRS. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

STATE INCOME TAXES
In addition to the exemption from federal income taxes, the income dividends distributed by the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are generally intended to be exempt from Ohio personal income taxes. Similarly, the income dividends distributed by the Michigan Tax-Free Fund are generally intended to be exempt from Michigan city and state personal income taxes and the Michigan single business tax. For any portion of these Funds not invested in tax-exempt securities, distributions of income dividends may be subject to state taxation.

With respect to the Florida Tax-Free Money Fund, the state of Florida does not currently impose an income tax on individuals, but does impose such a tax on corporations. Consequently, the income dividends distributed by the Florida Tax-Free Money Fund will not be subject to Florida taxation for individuals, but may be taxable to corporate shareholders (including limited liability company shareholders that are taxed as corporations for federal income tax purposes). Effective January 1, 2007, Florida repealed its intangible personal property tax, which perviously caused the Florida Tax-Free Money Fund to manage its investments in sucha a way as to minimize and/or avoid having its Shares subject to such tax.





                                        FINANCIAL INFORMATION
FINANCIAL HIGHLIGHTS
The financial highlights tables that follow are intended to help you understand each Fund's financial performance for the fiscal years ended December 31. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been derived from the Funds' financial statements, which, for the years ended December 31, 2006, 2005 and 2004, has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, is included in the Funds' Annual Report, which is available upon request. The information for years or periods ended on or before December 31, 2003 has been audited by another independent registered public accounting firm.

FINANCIAL HIGHLIGHTS - TO BE FILED BY AMENDMENT






                            ADDITIONAL INVESTMENT STRATEGIES
FUNDAMENTAL INVESTMENT POLICIES
The following are fundamental policies of the indicated Fund:

FLORIDA TAX-FREE MONEY FUND
*under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax.
OHIO MUNICIPAL MONEY MARKET FUND
*under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities.
GROWTH FUND
*at least 65% of total assets will be invested in equity securities.
MICHIGAN TAX-FREE FUND
*under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Michigan state income tax.
OHIO TAX-FREE FUND
*under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Ohio state income tax.
*no investment in securities which generate income treated as a preference item for federal AMT purposes.
SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
*at least 65% of total assets in fixed income securities.

ADDITIONAL INVESTMENT INFORMATION

Funds (other than the Money Market Funds) may invest in an affiliated money market fund or short-term investments in order to maintain sufficient cash to pay for daily net redemptions and portfolio transactions. In the event that the Fund does not have sufficient cash for these purposes, it could incur overdrafts, enter into reverse repurchase agreements or otherwise borrow money in accordance with its investment limitations.


Real Asset Fund. Currently, U.S. tax laws prevent the Fund from investing more than 25% of its assets in companies treated as qualified publicly traded partnerships (such as MLPs and certain ETCFs). Such laws also limit the Fund's ability to invest directly in real estate and commodities, in derivative contracts for real estate or commodities, and in other types of partnerships or trusts (other than REITs) that make such direct or derivative investments. Consequently, the Fund will need to invest in securities issued by real estate-related and commodity-related businesses and IPS that are affected only indirectly by changing prices for real estate and commodities. IPS may include non-U.S. dollar denominated fixed income securities issued by foreign governments, their agencies and instrumentalities or corporations, and related derivative contracts. The Fund also may invest in fixed income securities denominated in another currency if the Adviser expects favorable global market conditions to increase the exchange rate of such currency against the U.S. dollar. IPS also may include certain CMOs that historically have outperformed other types of fixed income securities during periods of increased inflation or rising interest rates.


The Fund may sell options on securities or financial futures contracts to earn income from the premiums. For example, the Fund may sell a put option for a security with the expectation that the price of the security will probably remain above the strike price of the option, so that the option will not be exercised. If the price of the security or contract does not behave as expected, the Fund may have to purchase the underlying security or contract for more than its market value, in the case of a put option, or sell a security or contract for less than its market value, in the case of a call option.

Rotating Markets Fund.Both in current market conditions and, more importantly, over longer time periods, the Advisor believes that rotating investments among equity market segments, each of which may be representative of one or more indices, holds the most promise of maximizing performance for Fund shareholders. The Advisor believes that a focus on investing in stocks representative of one of four equity market segments (i.e., small-cap, mid-cap, large-cap and global) will offer the greatest potential for capital appreciation. At any given time, the Fund will be invested (with the exception of cash and short-term securities) in one of the four equity market segments as selected by the Advisor from time to time. While there is no present intention to do so, it is possible that, in the future, the Advisor will seek to add other market segments for possible investments, subject to modification of the Prospectus to reflect such a change. In addition, the Advisor will retain the flexibility to invest in growth and/or value stocks based on its expectation of what will provide the greatest potential for capital appreciation at any given time. The Advisor does not intend to concentrate in any particular industry or sector. As a result, the Advisor retains a broad mandate and discretion to invest in those stocks in a market segment that it believes are best positioned at any time to provide shareholders with capital appreciation. There is no guarantee that the Advisor will be able to predict the equity market segment that offers the greatest return or the timing of rotations among equity market segments. To the extent the Fund invests in index-based securities an investor will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund's Shares, and he/she may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund's ability to invest in index-based securities, he/she may receive taxable capital gains distributions to a greater extent than would be the case if he/she invested directly in the securities comprising the index.





                            INVESTMENT PRACTICES
The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the SAI for more details about these and other securities in which the Funds may invest.

 FUND NAME                                       FUND CODE
 Florida Tax-Free Money Fund                         1
 Money Market Fund                                   2
 Ohio Municipal Money Market Fund                    3
 U.S. Treasury Money Market Fund                     4
 Dividend Capture Fund                               5
 Growth Fund                                         6
 Income Equity Fund                                  7
 International Equity Fund                           8
 Macro 100 Fund                                      9
 Mid Corp America Fund                              10
 New Economy Fund                                   11
 Real Asset Fund                                    12
 Rotating Markets Fund                              13
 Situs Small Cap Fund                               14
 Fixed Income Securities Fund                       15
 Intermediate Government Income Fund                16
 Michigan Tax-Free Fund                             17
 Mortgage Securities Fund                           18
 Ohio Tax-Free Fund                                 19
 Short/Intermediate Fixed Income Securities Fund    20



INSTRUMENT                                                                                                FUND CODE     RISK TYPE
American Depository Receipts (ADRs): ADRs are foreign shares of a company held by a U.S. bank that          5-14         Market
issues a receipt evidencing ownership. ADRs pay dividends in U.S. dollars. Generally, ADRs designed                     Political
for trading in the U.S. securities markets.                                                                              Foreign
                                                                                                                       Investment
                                                                                                                        Currency
                                                                                                                      Custodial and
                                                                                                                         Related
                                                                                                                       Investment
                                                                                                                          Costs

Asset-Backed Securities: Securities backed by company receivables, home equity loans, truck and auto      1-4, 11,     Prepayment
loans, leases, credit card receivables and other securities backed by other types of receivables or        14, 18,      Extension
assets.                                                                                                      20          Market
                                                                                                                         Credit
                                                                                                                        Regulator

Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank.        1-3,5-11,      Credit
They generally have maturities of six months or less.                                                       13-20       Liquidity
                                                                                                                         Market

Bonds: Bonds or fixed income securities pay interest, dividends or distributions at a specified rate.     1-16, 18,      Market
The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer        20          Credit
of a bond or a fixed income security must repay the principal amount of the security, normally within                   Liquidity
a specified time. Bonds or fixed income securities provide more regular income than equity                             Prepayment
securities. However, the returns on bonds or fixed income securities are limited and normally do not                    Extension
increase with the issuer's earnings. This limits the potential appreciation of bonds or fixed income securities as a compared to equity securities.

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the     5-14, 18     Management
option to sell, a security at a specified price. A put option gives the buyer the right to sell, and                    Liquidity
obligates the seller of the option to buy, a security at a specified price. Those Funds that are                         Credit
authorized to write or purchase put and call options must cover such options and may buy bonds'                          Market
existing option contracts known as "closing transactions."                                                              Leverage

Certificates of Deposit: Negotiable instruments with a stated maturity.                                    1-3, 5-       Market
                                                                                                          11, 13-20      Credit
                                                                                                                        Liquidity

Commercial Paper: Secured and unsecured short-term promissory notes                                        1-3, 5-       Credit
issued by corporations and other entities. Their maturities generally vary                                11, 13-20     Liquidity
from a few days to nine months.                                                                                          Market

Common Stock: Shares of ownership of a company.                                                           5-14, 18       Market
Convertible Securities: Bonds or preferred stock that convert to common stock.                            5-11, 13-      Market
                                                                                                           15, 18,       Credit
                                                                                                             20

Demand Notes: Securities that are subject to puts and standby commitments to purchase the securities       1-3, 5-       Credit
at a fixed price (usually with accrued interest) within a fixed period of time following demand by a       11, 13,       Market
Fund.                                                                                                        20         Liquidity
                                                                                                                       Management

Derivatives: Instruments whose value is derived from an underlying contract, index or security, or          5-20       Management
any combination thereof, including futures, options (e.g., put and calls), options on futures, swap                      Market
agreements, and some mortgage-backed securities.                                                                         Credit
                                                                                                                        Liquidity
                                                                                                                        Leverage

European Depositary Receipts (EDRs): EDRs, which are sometimes referred to as Continental Depositary      8, 9, 11-      Market
Receipts, are securities, typically issued by a non-U.S. financial institution, that evidence                14         Political
ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer.                     Foreign
Generally, EDRs are designed for trading in European securities markets.                                               Investment
                                                                                                                        Currency
                                                                                                                      Custodial and
                                                                                                                         Related
                                                                                                                       Investment
                                                                                                                          Costs

Exchange-Traded Commodity Funds (ETCFs): ETCFs invest in commodities, either directly or through            12           Market
derivative contracts and are treated as partnerships or grantor trusts for U.S. tax purposes. ETCFs                    Agriculture
may invest a single commodity (such as gold) or manage a pool of derivative contracts that tracks a                      Energy
commodity index (such as the Dow Jones-AIG Commodity Index).                                                         Diversification
                                                                                                                       Mineral and
                                                                                                                         Mining
                                                                                                                          Real
                                                                                                                       Estate/REIT
                                                                                                                           Tax
                                                                                                                        Liquidity
                                                                                                                      Fee Layering


Foreign Securities: Stocks issued by foreign companies including ADRs, EDRs and Global Depository           5-20         Market
Receipts (GDRs), as well as commercial paper of foreign issuers and obligations of foreign                              Political
governments, companies, banks, overseas branches of U.S. banks or supranational entities.                                Foreign
                                                                                                                       Investment
                                                                                                                        Liquidity
                                                                                                                        Currency
                                                                                                                      Custodial and
                                                                                                                         Related
                                                                                                                       Investment
                                                                                                                          Costs

Forward Foreign Currency Contracts: An obligation to purchase or sell a specific amount of a currency     5-15, 20     Management
at a fixed future date and price set by the parties involved at the time the contract is negotiated.                    Liquidity
                                                                                                                         Credit
                                                                                                                         Market
                                                                                                                        Political
                                                                                                                        Leverage
                                                                                                                         Foreign
                                                                                                                       Investment
                                                                                                                        Currency
                                                                                                                      Custodial and
                                                                                                                         Related
                                                                                                                       Investment
                                                                                                                          Costs

Foreign Exchange Contracts: Spot currency trades whereby one currency is exchanged for another. The       8, 13, 14    Management
Fund may also enter into derivative contracts in which a foreign currency is an underlying contract.                    Liquidity
                                                                                                                         Credit
                                                                                                                         Market
                                                                                                                        Political
                                                                                                                        Leverage
                                                                                                                         Foreign
                                                                                                                       Investment
                                                                                                                        Currency
                                                                                                                      Custodial and
                                                                                                                         Related
                                                                                                                       Investment
                                                                                                                          Costs

Futures and Related Options: A contract providing for the future sale and purchase of a specific            5-20       Management
amount of a specific security, class of securities, or index at a specified time in the future and at                    Market
a specified price. The aggregate value of options on securities (long puts and calls) will not exceed                    Credit
10% of a Fund's net assets at the time it purchases the options. Each Fund will limit obligations                       Liquidity
under futures, options on futures, and options on securities to no more than 25% of the Fund's                          Leverage
assets.

Global Depositary Receipts (GDRs): GDRs are securities, typically issued globally by a non-U.S.           8, 9, 11-      Market
financial institution, that evidence ownership interests in a security or a pool of securities issued        14         Political
by either a U.S. or foreign issuer. Generally, GDRs are designed for trading in non-U.S. securities                      Foreign
markets.                                                                                                               Investment
                                                                                                                        Currency
                                                                                                                      Custodial and
                                                                                                                         Related
                                                                                                                       Investment
                                                                                                                          Costs

Illiquid Securities: Securities that ordinarily cannot be sold within seven business days at the            1-20        Liquidity
value the Fund has estimated for them.  The Funds may invest up to 15% of their assets in illiquid                       Market
securities.

Index-Based Securities: Index-based securities such as iShares Russell 2000 Index Fund, Standard &          5-14         Market
Poor's Depository Receipts ("SPDRs") and NASDAQ- 100 Index Tracking Stock ("NASDAQ 100"), include exchange traded funds and represent ownership in an investment portfolio of common stocks designed to track the price, performance and dividend yield of an index, such as the Russell 2000 Index or the
NASDAQ-100. Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less expenses.

Inflation-Protected Securities: Inflation-protected securities are fixed-income securities whose       12    Market
principal value or interest rate is adjusted periodically according to changes in a specific price                     Inflation-
index (such as the Consumer Price Index).  If the price index falls (deflation), the principal value                   Protection
or interest rate of the securities will be adjusted downward and consequently the interest payable on                   Security
these securities will be reduced. U.S. Treasury Inflation-Protected Securities, also known as "TIPs",                    Credit
are adjusted as to principal; repayment of the original principal upon maturity of the security is guaranteed if the security is purchased when originally issued. With respect to other types of inflation-protected securities that are adjusted to the principal amount, the adjusted principal value of the security repaid at maturity may be less than the original principal. Most other types of inflation-protected securities, however, are adjusted with respect to the interest rate, which has a minimum of 0%, and the principal value does not change.

Interests in Other Business Organizations: Entities such as limited partnerships, limited liability        5-6, 8-       Market
companies, business trusts and companies organized outside the United States may issue securities          12, 14        Foreign
comparable to common or preferred stock. Limited partnerships are partnerships consisting of one or                    Investment
more general partners, by whom the business is conducted, and one or more limited partners who                          Currency
contribute capital to the partnership. Limited liability companies frequently consist of one or more                  Custodial and
managing members, by whom the business is conducted, and other members who contribute capital to the                     Related
company. Limited partners and members of limited liability companies generally are not liable for the                  Investment
debts of the partnership beyond their capital contributions or commitments. Limited partners and non-                     Costs
managing members are not involved in the day-to-day management of the partnership or limited                               Tax
liability company. They receive income and capital gains from the partnership or company in accordance with the terms established in the partnership or operating agreement. Typical limited partnerships and limited liability companies are in real estate, oil and gas, and equipment leasing, but they also finance movies, research and development, and other projects.

For an organization classified as a partnership under the Internal Revenue Code (including most limited partnerships and limited liabilities companies), each item of income, gain, loss, deduction and credit is not taxed at the partnership level but flows through with the same character to the partners or members. This allows the partnership to avoid double taxation.

A master limited partnership (MLP) is a publicly traded limited partnership or limited liability company. MLPs combine the tax advantages of a partnership with the liquidity of a publicly traded security. MLPs must limit their operations to avoid being taxed as corporations under the Internal
Revenue Code.

Investment Company Securities: Shares of registered investment companies. These may include                 1-20         Market
Huntington Money Market Fund and other registered investment companies for which the Advisor or any of their affiliates serves as investment advisor, administrator or distributor. Investment company securities may also include index-based securities. Shares of most index-based securities are listed and traded on stock exchanges at market prices, although some Shares may be redeemable at NAV for cash or securities. Index-based securities may be purchased in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, index-based securities charge asset-based fees, although these fees tend to be relatively low. Index-based securities generally do not charge initial sales charges or redemption fees but investors pay customary brokerage commissions and fees to buy and sell index-based security shares. Except for the Rotating Markets Fund and Real Asset Fund, each of the
Funds generally may invest up to 5% of its assets in the Shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company and may not invest more than 10% of its assets in the Shares of other registered investment companies
("3, 5, 10% limits"). However, each of the Funds may invest up to 25% of its assets in the Interfund
Shares of the Huntington Money Market Fund, pursuant to an SEC exemptive order. In addition, pursuant to new exemptive rules, the Funds may exceed the general 3, 5, 10% limits subject to certain conditions of the rules. The Rotating Markets Fund and Real Asset Fund each may invest all or a portion of its assets in the Shares of any one investment company or investment companies, but may not own more than 3% of the securities of any one investment company. If either Fund owns more than
1% of the Shares of an investment company, that portion that exceeds 1% may be considered illiquid and would be subject to the limitation on investing in illiquid securities. As a shareholder of another investment company, the Fund will indirectly bear investment management fees and other fees and expenses of that other investment company, which are in addition to the management and other fees the Fund pays its own Advisor.

Investment-grade Securities: Securities rated BBB or higher by Standard & Poor's; Baa or better by          5-20         Market
Moody's; similarly rated by other; NRSROs; or, if not rated, determined to be of comparably high                         Credit
quality by the Advisor.


Money Market Instruments: Investment-grade, U.S. dollar-denominated debt securities with remaining          1-20         Market
maturities of one year or less. These may include short-term U.S. government obligations, commercial                     Credit
paper and other short- term corporate obligations, repurchase agreements collateralized with U.S.
government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

Mortgage-Backed Securities: Bonds backed by real estate loans and pools of loans. These include CMOs      4-11, 13-    Prepayment
and real estate mortgage investment conduits (REMICs).                                                       20          Market
                                                                                                                         Credit
                                                                                                                       Regulatory
                                                                                                                        Extension

Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month        18        Prepayment
and simultaneously contracts with the same party to repurchase similar but not identical securities                      Market
on a specified future date.                                                                                            Regulatory
                                                                                                                        Extension

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for            1-3, 7,       Market
various public purposes. Municipal securities include private activity bonds and industrial                 15-20        Credit
development bonds, as well as general obligation bonds, tax anticipation notes, bond anticipation                    Diversification
notes, revenue anticipation notes, project notes, other short-term tax-exempt obligations, municipal                    Political
leases, and obligations of municipal housing authorities (single family revenue bonds).                                    Tax
There are two general types of municipal bonds:                                                                        Regulatory
General-Obligation Bonds, which are secured by the taxing power of the issuer and Revenue Bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax.
These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by taxes on specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.

Obligations of Supranational Agencies: Securities issued by supranational agencies that are chartered     8, 13, 14      Credit
to promote economic development and are supported by various governments and government agencies.                        Foreign
                                                                                                                       Investment
                                                                                                                        Currency
                                                                                                                      Custodial and
                                                                                                                         Related
                                                                                                                       Investment
                                                                                                                          Costs

Options on Currencies: A Fund may buy put options and sell covered call options on foreign currencies       5-16       Management
(traded on U.S. and foreign exchanges or over- the-counter markets). A covered call option means the                    Liquidity
Fund will own an equal amount of the underlying foreign currency. Currency options help a Fund manage                    Credit
its exposure to changes in the value of the U.S. dollar relative to other currencies. If a Fund sells                    Market
a put option on a foreign currency, it will establish a segregated account with its Custodian                           Political
consisting of cash, U.S. government securities or other liquid high-grade bonds in an amount equal to                   Leverage
the amount the Fund would be required to pay if the put is exercised.                                                    Foreign
                                                                                                                       Investment
                                                                                                                        Currency
                                                                                                                      Custodial and
                                                                                                                         Related
                                                                                                                       Investment
                                                                                                                          Costs

Preferred Stocks: Equity securities that generally pay dividends at a specified rate and take             5-15, 15,      Market
precedence over common stock in the payment of dividends or in the event of liquidation. Preferred           18
stock generally does not carry voting rights.

Real Estate Investment (REITs): Pooled investment vehicles which invest primarily in income producing     5-15, 17-     Liquidity
real estate or real estate loans or interest.                                                                19        Management
                                                                                                                         Market
                                                                                                                       Regulatory
                                                                                                                           Tax
                                                                                                                       Prepayment
                                                                                                                        Extension

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the             1-20         Market
security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a
Fund.

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the            1-20         Market
security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a                       Leverage
Fund.

Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately        1-20        Liquidity
placed commercial paper and Rule 144A securities. Restricted securities may be either liquid or                          Market
illiquid securities.

Securities Lending: All Funds may each lend up to 331/3% of their total assets. Such loans must be          1-20         Market
fully collateralized by cash, U.S. government obligations or other high- quality debt obligations and                   Liquidity
marked to market daily.                                                                                                 Leverage

Tax-Exempt Commercial Paper: Commercial paper issued by governments and political sub-divisions.           1-3, 7,       Credit
                                                                                                            15-20       Liquidity
                                                                                                                         Market
                                                                                                                           Tax

Time Deposits: Non-negotiable receipts issued by a bank in exchange for a deposit of money.                1-3, 5-      Liquidity
                                                                                                          11, 13-20      Credit
                                                                                                                         Market

Treasury Receipts: Treasury receipts, Treasury investment growth receipts, and certificates of            5-12, 14,      Market
accrual of Treasury securities.                                                                              15

Unit Investment Trusts: A type of investment company, registered with the SEC under the Investment          5-14         Market
Company Act of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal. Certain exchange-traded funds are organized as unit investment trusts.

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S.          1-20         Market
government. Agency securities are issued or guaranteed by a federal agency or other GSE acting under                     Credit
federal authority. Some GSE securities are supported by the full faith and credit of the U.S.
government and some GSE securities are not. GSE securities backed by the full faith and credit of the
U.S. government include the Government National Mortgage Association, Small Business Administration,
Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing
Bank, General Services Administration, Department of Housing and Urban Development, Export- Import
Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority
Bonds.
GSE securities not backed by the full faith and credit of the U.S. government but that receive support through federal subsidies, loans or other benefits include the Federal Home Loan Bank System,
Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing
Association, and Tennessee Valley Authority in support of such obligations. Other GSE securities are not backed by the full faith and credit of the U.S. government and have no explicit financial support, including the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.
Investors regard agency securities as having low credit risks, but not as low as Treasury securities.
A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.


U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and principal         1-20         Market
securities, and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments: Obligations with interest rates that are reset daily, weekly,       1-20         Credit
quarterly or on some other schedule. Such instruments may be payable to a Fund on demand.                               Liquidity
                                                                                                                         Market

Warrants:Securities that give the holder the right to buy a proportionate amount of common stock at a     5-15, 18       Market
specified price. Warrants are typically issued with preferred stock and bonds.                                           Credit

When-Issued Securities and Forward Commitments: A purchase of, or contract to purchase, securities at       1-20         Market
a fixed price for delivery at a future date.                                                                            Leverage
                                                                                                                        Liquidity
                                                                                                                         Credit

Yankee Bonds and Similar Debt Obligations: U.S. dollar denominated bonds issued by foreign                5-16, 20       Market
corporations or governments. Sovereign bonds are those issued by the government of a foreign country.                    Credit
Supranational bonds are those issued by supranational entities, such as the World Bank and European                      Foreign
Investment Bank. Canadian bonds are those issued by Canadian provinces.                                                Investment
                                                                                                                        Currency
                                                                                                                      Custodial and
                                                                                                                         Related
                                                                                                                       Investment
                                                                                                                          Costs

Zero-Coupon Securities: Zero-coupon securities are debt obligations which are generally issued at a         1-20         Credit
discount and payable in full at maturity, and which do not provide for current payments of interest                      Market
prior to maturity.                                                                                                     Zero Coupon
                                                                                                                        Liquidity
                                                                                                                       Prepayment
                                                                                                                        Extension



                                       GLOSSARY OF INVESTMENT RISKS
This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

Active Trading Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Agriculture Risks: The Fund's investments in agriculture-related companies are subject to the same risks as direct investments in agricultural commodities. Agricultural commodity prices rise and fall in response to many factors, including: drought, floods, weather, diseases, embargoes, tariffs and international economic, political and regulatory developments. These factors could lead to significant and rapid fluctuations in the value of ETCFs investing in agricultural commodities or in derivative contracts for agricultural commodities. Fluctuations in prices for agricultural commodities also may affect indirectly the value of companies whose businesses depend upon or otherwise relate to such agricultural commodities.
Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Currency Risks.Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Diversification Risk: When a Fund invests more than 25% of its net assets in securities of issuers within a particular geographic region or business sector, it is subject to increased risk. As is the case with respect to each of the single state Funds, performance will generally depend on the region's performance, which may differ in direction and degree from that of the overall stock market. In the case of the Real Asset Fund, performance may also depend on the performance of one or more business sectors. In addition, financial, economic, business and political developments affecting the region or sector may have a greater effect on these Funds.

Energy Risks: To the extent that a Fund invests in energy-related companies, it takes on additional risks. The Fund faces the risk that the earnings, dividends, and stock prices of energy companies may be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries ("OPEC"); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; government tax policies; development of alternative sources of energy; and the economic growth and stability of the key energy-consuming countries. These factors could lead to substantial fluctuations in the value of the Fund's energy-related investments, particularly ETCFs that invest in derivative contracts for fossil fuels and electricity and MLPs engaged in their production or generation, including significant and rapid increases and decreases in value from time to time.

Extension Risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Foreign Custodial Services and Related Investment Costs. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.
Growth Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Inflation-Protected Securities Risks: While IPS adjust in response to inflation as measured by a specific price index, the value of these securities generally may still decline in response to an increase in real interest rates. Real interest rates are measured by subtracting the expected rate of inflation from the nominal interest rate of fixed income securities. The value of IPS may also fall if there is a decline in the price index (deflation), which generally will reduce any previous adjustments made to the IPS. IPS may also underperform other fixed income securities if inflationary expectations exceed the rate of inflation measured by the price index.
In addition, any increase in principal value of an IPS caused by an increase in the price index is taxable in the year the increase occurs, even though the Fund generally will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company under the Internal Revenue Code. Also, to the extent that the Fund invests in IPS, income distributions are more likely to fluctuate. There is no assurance that the rate of inflation measured by the relevant price index will correspond to the inflation experienced by an investor.
Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large- cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk. Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk.The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Mid/Small Cap Stock Risk. To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks.

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Mineral and Mining Risks: The Fund's investments in mineral or mining-related companies are subject to the same risks as direct investments in minerals. Mineral prices rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals and minerals. These factors could lead to significant and rapid fluctuations in the value of mining companies and ETCFs investing in mineral commodities or in derivative contracts for mineral commodities. Fluctuations in prices for mineral commodities also may affect indirectly the value of other companies whose businesses depend upon or otherwise relate to such mineral commodities.
Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment Risk. Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Real Estate/REIT Risk: The Fund's investments in REITs, MLPs and other companies that invest in or manage real estate are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer's management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee any made incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs and MLPs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities. Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

The Internal Revenue Code limits a Fund's investment in "publicly traded partnerships," including MLPs and certain ETCFs, to not more than 25% of its assets. Federal tax regulations also limit the amount of the Fund's income in any taxable year that may be attributable to other types of ETCFs. Failure to adhere to these limitations could require the Fund to pay taxes on all net income and gains earned in any taxable year.

Value Investing Risk. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in- kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.








More information about the Funds is available free upon request, including the following:
ANNUAL AND SEMI-ANNUAL REPORTS
The Semi-Annual Report includes unaudited information about the performance of the Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a letter from The Huntington Funds' portfolio managers discussing recent market conditions, economic trends and investment strategies that significantly affected performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")
The Statement of Additional Information provides more detailed information about the Funds and their policies. A current SAI is on file with the SEC and is incorporated by reference into (considered a legal part of) this Prospectus.
The SAI contains a description of the Funds' policies and procedures with respect to the disclosure of their portfolio securities. These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions), are also available on The Huntington Funds' website at www.huntingtonfunds.com.

HUNTINGTON ASSET ADVISORS, INC., a wholly owned subsidiary of The Huntington National Bank, is the Advisor to The Huntington Funds.

LAFFER INVESTMENTS, INC. is the Sub-Advisor to the Huntington Macro 100 Fund.

EDGEWOOD SERVICES, INC. is the Distributor and is not affiliated with The Huntington National Bank.

To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries:

CALL
(800) 253-0412

WRITE
The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110

LOG ON THE INTERNET
You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. The SEC's website contains text-only versions of The Huntington Funds' documents.
CONTACT THE SEC
Call (202) 942-8090 about visiting the SEC's Public Reference Room in Washington D.C. to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC's Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

The Huntington Funds' Investment Company Act registration number is 811-5010.


CUSIP 446327108                           CUSIP 446327652                           CUSIP 446327827
CUSIP 446327686                           CUSIP 446327637                           CUSIP 446327421
CUSIP 446327306                           CUSIP 446327629                           CUSIP 446327793
CUSIP 446327504                           CUSIP 446327561                           CUSIP 446327447
CUSIP 446327702                           CUSIP 446327553                           CUSIP 446327777
CUSIP 446327884                           CUSIP 446327595                           CUSIP 446327694
CUSIP 446327678                           CUSIP 446327587                           CUSIP 446327736
CUSIP 446327868                           CUSIP 446327488                           CUSIP 446327454
CUSIP 446327710                           CUSIP 446327470                           CUSIP 446327413
CUSIP 446327520                           CUSIP 446327843                           CUSIP 446327330
CUSIP 446327660                           CUSIP 446327439                           CUSIP 446327322
Cusip for Real Asset Fund  - Investment   Cusip for Real Asset Fund  - Investment   Cusip for Rotating Markets Fund  - Investment
A Shares to be added                      B Shares to be added                      B Shares to be added

The Huntington Funds Shareholder Services: 1-800-253-0412,
The Huntington Investment Company, Member NASD/SIPC, a Registered Investment Advisor and a wholly-owned subsidiary of Huntington Bancshares Incorporated: 1-800-322-4600

27056 (05/07)

















Investor
Guide

MAY 1, 2007

TRUST SHARES
TRUST SHARES PROSPECTUS

MONEY MARKET FUNDS
Huntington Florida Tax-Free Money Fund
Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington U.S. Treasury Money Market Fund

EQUITY FUNDS
Huntington Dividend Capture Fund
Huntington Growth Fund
Huntington Income Equity Fund
Huntington International Equity Fund
Huntington Macro 100 Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund
Huntington Real Asset Fund
Huntington Rotating Markets Fund
Huntington Situs Small Cap Fund

INCOME FUNDS
Huntington Fixed Income Securities Fund
Huntington Intermediate Government Income Fund
Huntington Michigan Tax-Free Fund
Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Short/Intermediate Fixed Income Securities Fund

MAY 1, 2007
The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is unlawful.






THE HUNTINGTON FUNDS

TABLE OF CONTENTS

HOW TO READ THIS PROSPECTUS
The Huntington Funds ("Trust") is a mutual fund family that offers different classes of shares in separate investment portfolios ("Funds").
The Trust was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the "Original Trusts"). The Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds on June 23, 2006. The Trust operates 30 separate series, or mutual funds: 20 retail portfolios and 10 variable annuity portfolios. This Prospectus relates only to Trust Shares of retail portfolios. Separate prospectuses offer Investment A Shares and Investment B Shares of the retail portfolios, Interfund Shares of the Money Market Fund, and the variable annuity portfolios.

The Funds have various investment goals and strategies and are advised by professional portfolio managers at Huntington Asset Advisors, Inc. ("Advisor"), a subsidiary of The Huntington National Bank. This Prospectus gives you important information about Trust Shares ("Shares") of the Funds that you should know before investing. Of the Funds in this Prospectus, all offer Trust Shares. Please read this Prospectus and keep it for future reference. The Prospectus is arranged into different sections so that you can easily review the important information you should know about investing in the Funds.
                                INTRODUCTION
                                  3
                                FUND SUMMARY, INVESTMENT STRATEGY AND RISKS
                                     MONEY MARKET FUNDS
                                  4  Florida Tax-Free Money Fund
                                  9  Money Market Fund
                                 14  Ohio Municipal Money Market Fund
                                 19  U.S. Treasury Money Market Fund
                                     EQUITY FUNDS
                                 24  Dividend Capture Fund
                                 29  Growth Fund
                                 34  Income Equity Fund
                                 39  International Equity Fund
                                 45  Macro 100 Fund
                                 51  Mid Corp America Fund
                                 57  New Economy Fund
                                 62  Real Asset Fund
                                 63  Rotating Markets Fund
                                 71  Situs Small Cap Fund
                                     INCOME FUNDS
                                 78  Fixed Income Securities Fund
                                 84  Intermediate Government Income Fund
                                 90  Michigan Tax-Free Fund
                                 96  Mortgage Securities Fund
                                102  Ohio Tax-Free Fund
                                108 Short/Intermediate Fixed Income Securities Fund
                                SHAREHOLDER INFORMATION
                                113  Distribution of the Funds
                                114  Pricing Shares
                                117  Purchasing Shares
                                118  Exchanging Shares
                                120  Redeeming Shares
                                123  Portfolio Holdings Information
                                MORE ABOUT THE HUNTINGTON FUNDS
                                124  Management of the Trust
                                127  Fees Paid To Advisor and Affiliates
                                129  Dividends and Distributions
                                129  Tax Consequences
                                131  Financial Information
                                140  Additional Investment Strategies
                                141  Investment Practices
                                150  Glossary of Investment Risks
 For more information about The Huntington Funds, please see the back cover of this Prospectus
This Prospectus does not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.







INTRODUCTION
Each Fund is a mutual fund that issues Shares. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own. Unless otherwise noted, each Fund's investment objective is fundamental and may be changed only by a vote of a majority of the Fund's outstanding Shares. Unless otherwise noted, each Fund's investment strategies are not fundamental and may be changed by the Trust's Board of Trustees ("Trustees").

The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.







                                     - 3 -



FUND SUMMARY, INVESTMENT STRATEGY AND RISKS


FLORIDA TAX-FREE MONEY FUND
FUND SUMMARY
Investment Goal
To seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal
Investment Focus
Florida tax-free money market securities
Principal Investment Strategy
Invests in high-quality, short-term Florida tax-free securities
Share Price Volatility
Low
INVESTMENT STRATEGY
The Fund's investment objective is to seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal.
The Advisor strives to maintain a $1.00 net asset value ("NAV") per share for the Florida Tax-Free Money Fund by investing substantially all of the Fund's assets in short-term Florida tax-exempt securities which are either rated in the highest rating category by a nationally recognized statistical rating organization ("NRSRO") or unrated and deemed to be of comparable quality by the Advisor. No more than 20% of the Fund's annual income will be subject to the alternative minimum tax ("AMT").
In managing the portfolio, the Advisor determines an appropriate dollar-weighted average maturity range for the Fund (currently between 35 and 80 days), and endeavors to diversify the portfolio's holdings within Florida as much as possible. (Like all money market funds, the Fund's dollar-weighted average maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.
As part of the Advisor's strategy to take advantage of the exemption from Florida's intangible tax in any year, the Advisor may engage, on an annual basis, in significant portfolio restructuring to sell non-exempt assets. Transaction costs involved in such restructuring may adversely affect the Fund's performance and possibly offset any gains achieved by investing in the assets sold.
For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax.
FLORIDA TAX-EXEMPT SECURITIES are debt obligations which (i) are issued by or on behalf of the state of Florida or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and the value of which is exempt from the Florida intangible personal property tax.
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."
Investor Profile
Florida residents seeking income exempt from federal personal income tax and Florida intangible personal property tax
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   State Specific Risk: By concentrating its investments in Florida, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Florida is largely concentrated in agriculture, tourism and construction and is adversely affected by severe weather conditions. It is also impacted by changes in the economies of Central and South America.
   Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, and therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.
   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
   For more information about risks, please see the "Glossary of Investments Risks."
An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares for each full calendar year that the Fund was in existence.


-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                               1 YEAR  5 YEARS  SINCE CLASS INCEPTION*
    FLORIDA TAX-FREE MONEY FUND  TRUST SHARES
    Returns before taxes

* Since January 6, 1999.
YIELD
The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

|    SHAREHOLDER FEES*                            NONE
|    (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------

|    ANNUAL FUND OPERATING EXPENSES              TRUST
|    (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)  SHARES
                                               ---------
|    Investment Advisory Fees+                   0.30%
    ----------------------------------------------------
|    Distribution (12b-1) Fees                    None
    ----------------------------------------------------
|    Shareholder Servicing Fees                  0.25%
    ----------------------------------------------------
|    Other Expenses                              0.41%
    ----------------------------------------------------
|    Total Annual Fund Operating Expenses        0.96%
--------------------------------------------------------
  *   Does not include any wire transfer fees, if applicable.
{dagger} The Advisor is entitled to receive a maximum fee of 0.30% of the Fund's average daily net assets. This fee is subject to breakpoints as the Fund's assets increase. See section entitled "Fees Paid to Advisor and Affiliates."
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

              1 YEAR  3 YEARS  5 YEARS  10 YEARS
             ------------------------------------
 Trust Shares





                                     - 4 -


                                     MONEY MARKET FUND
FUND SUMMARY
Investment Goal
To seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high-quality money market instruments Investment Focus
High-quality, short-term debt securities
Principal Investment Strategy
Maximize current income while preserving capital
Share Price Volatility
Low
INVESTMENT STRATEGY
The Fund's investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high-quality money market instruments.
The Advisor strives to maintain a $1.00 NAV per share for the Fund by investing in commercial paper and U.S. government agency notes, and other short-term money market instruments, which may include municipal securities, that are either rated in the highest rating category by a NRSRO or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate dollar-weighted average maturity range for the Fund (currently between 25 and 60 days) and endeavors to diversify the portfolio across market sectors. (Like all money market funds, the Fund's dollar-weighted average maturity range may extend up to 90 days when the Advisor deems it necessary.) The Advisor employs a top-down analysis of economic and market factors to select Fund investments. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.
The Fund intends to invest in the securities of U.S. government-sponsored entities ("GSEs"). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation. For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
Investor Profile
Short-term or risk-averse investors seeking our typically highest-yielding money market fund
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
   For more information about risks, please see the "Glossary of Investment Risks."
An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares for each of the last 10 calendar years.


-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                     1 YEAR  5 YEARS  10 YEARS  SINCE CLASS INCEPTION*
    MONEY MARKET FUND  TRUST SHARES
    Returns before taxes

* Since June 11, 1987.
YIELD
The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

    SHAREHOLDER FEES*                                                           NONE
    (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

    ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)  TRUST
                                                                               SHARES
    Investment Advisory Fees+                                                  0.29%
    Distribution (12b-1) Fees                                                   None
    Shareholder Servicing Fees                                                 0.25%
    Other Expenses                                                             0.28%
    Total Annual Fund Operating Expenses                                       0.82%

  *   Does not include any wire transfer fees, if applicable.
{dagger} The Advisor is entitled to receive a maximum fee of 0.30% of the Fund's average daily net assets. This fee is subject to breakpoints as the Fund's assets increase. See section entitled "Fees Paid to Advisor and Affiliates."
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

              1 YEAR  3 YEARS  5 YEARS  10 YEARS
             ------------------------------------
 Trust Shares





                                     - 5 -


                                     OHIO MUNICIPAL MONEY MARKET FUND
FUND SUMMARY
Investment Goal
To seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity Investment Focus
Ohio tax-free money market securities
Principal Investment Strategy
Invests in high-quality, short-term Ohio tax-free securities
Share Price Volatility
Low
INVESTMENT STRATEGY
The Fund's investment objective is to seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity.
The Advisor strives to maintain a $1.00 NAV per share for the Fund by investing substantially all of the Fund's assets in short-term OHIO TAX-EXEMPT SECURITIES which are either rated in the highest rating category by a NRSRO or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate dollar-weighted average maturity range for the Fund (currently between 35 and 80 days), and endeavors to diversify the portfolio's holdings within Ohio as much as possible. (Like all money market funds, the Fund's dollar-weighted average maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality, and monitors new issue calendars for potential purchases.
For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.
OHIO TAX-EXEMPT SECURITIES are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."
Investor Profile
Ohio residents seeking income exempt from federal and Ohio state personal income taxes
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.
   Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, and therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.
   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
   For more information about risks, please see the "Glossary of Investments Risks."
An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares for each of the last 10 calendar years.


-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                    1 YEAR  5 YEARS  10 YEARS  SINCE CLASS INCEPTION*
    OHIO MUNICIPAL MONEY MARKET FUND  TRUST SHARES
    Returns before taxes

* Since June 10, 1987.
YIELD
The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

|    SHAREHOLDER FEES*                               NONE
|    (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------

|    ANNUAL FUND OPERATING EXPENSES              TRUST SHARES
|    (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)
                                               ---------------
|    Investment Advisory Fees+                      0.30%
    ----------------------------------------------------------
|    Distribution (12b-1) Fees                       None
    ----------------------------------------------------------
|    Shareholder Servicing Fees                     0.25%
    ----------------------------------------------------------
|    Other Expenses                                 0.30%
    ----------------------------------------------------------
|    Total Annual Fund Operating Expenses           0.85%
--------------------------------------------------------------
  *   Does not include any wire transfer fees, if applicable.
{dagger} The Advisor is entitled to receive a maximum fee of 0.30% of the Fund's average daily net assets. This fee is subject to breakpoints as the Fund's assets increase. See section entitled "Fees Paid to Advisor and Affiliates."
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

               1 YEAR  3 YEARS  5 YEARS  10 YEARS
             -------------------------------------
 Trust Shares




                                        U.S. TREASURY MONEY MARKET FUND
FUND SUMMARY
Investment Goal
To seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations
Investment Focus
U.S. Treasury obligations
Principal Investment Strategy
Invests exclusively in U.S. government obligations and repurchase agreements on such obligations
Share Price Volatility
Low
INVESTMENT STRATEGY
The Fund's investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations. The Advisor strives to maintain a $1.00 NAV per share for the Fund by investing substantially all of the Fund's assets in short-term obligations of the U.S. government. In managing the portfolio, the Advisor determines an appropriate dollar-weighted average maturity range for the Fund. Because the Fund seeks a rating by an independent rating agency, it will seek to limit its dollar-weighted average maturity to 60 days or less. However, like all money market funds, this maturity range may extend up to 90 days if the Advisor deems it necessary. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments and yields and opposite direction; and monitors new issue calendars for potential purchases.
Because the Fund refers to U.S. Treasury obligations in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. Treasury obligations.
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
Investor Profile
Highly risk averse investors seeking current income from a money market fund that invests primarily in U.S. Treasury obligations
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risk:
   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. For more information about risks, please see the "Glossary of Investments Risks."
An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares for each full calendar year that the Fund was in existence.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                   1 YEAR  5 YEARS  10 YEARS  SINCE CLASS INCEPTION*
    U.S. TREASURY MONEY MARKET FUND  TRUST SHARES
    Returns before taxes

  *   Since October 2, 1989.
YIELD
The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

    SHAREHOLDER FEES*                                                           NONE
    (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

    ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)  TRUST
                                                                               SHARES
    Investment Advisory Fees                                                   0.20%
    Distribution Fees                                                           None
    Shareholder Servicing Fees                                                 0.25%
    Other Expenses                                                             0.29%
    Total Annual Fund Operating Expenses                                       0.74%

  *   Does not include any wire transfer fees, if applicable.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

               1 YEAR  3 YEARS  5 YEARS  10 YEARS
             -------------------------------------
 Trust Shares    $76     $237     $411     $918





                                     - 6 -


                                     DIVIDEND CAPTURE FUND
FUND SUMMARY
Investment Goal
To seek total return on investment, with dividend income as an important component of that return
Investment Focus
U.S. common stocks and covered option positions relative to those stocks Principal Investment Strategy
Attempts to identify stocks that pay dividends and hedge against adverse market swings
Share Price Volatility
Moderate
INVESTMENT STRATEGY
The Fund's investment objective is to seek total return on investment, with dividend income as an important component of that return.
To pursue its investment objective, the Fund invests at least 65% of its assets in dividend-paying stocks that the Advisor believes are undervalued or out-of-favor. The Advisor intends to invest in common stock, preferred stock, and REITs (real estate investment trusts) which pay high dividends. The Fund may invest in convertible bonds and other types of hybrid securities (securities that contain aspects of both stocks and bonds). As an additional income source, the Advisor will frequently purchase stocks in a short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend). As a result, these dividends may not qualify for lower rates that apply to other "qualified investment income".
The companies in which the Fund invests are generally mature, middle and large-capitalization U.S. corporations. In-depth fundamental research (both quantitative and qualitative) confirms the value characteristics of individual stocks and evaluates the issuer's future prospects.
Quantitative analysis is used to identify stocks that the Advisor believes are undervalued relative to the market and to the security's historic valuations. The Advisor considers fundamental factors such as earnings growth, cash flow, and credit quality to identify the best companies. It then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive. The Advisor may, under varying market conditions, employ various strategies for the Fund which involve put and/or call option contracts.
The Advisor typically begins to pare down a position when the stock has declared an ex-dividend date or is at a valuation level that, in the Advisor's opinion, leaves little room for investor gain. The Advisor may eliminate a stock from the Fund's portfolio if its long-term fundamentals become unfavorable.
The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.
For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
Investor Profile
Investors seeking capital appreciation with the potential for higher current income than the average stock fund
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
   Investment Style Risk: The possibility that the securities on which this Fund focuses - the stocks of undervalued, dividend-paying companies - may underperform other kinds of investments or market averages.
   Basis Risk: Financial instruments such as options or futures contracts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.
   Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.
   For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares for each full calendar year that the Fund was in existence.
-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                                       1 YEAR  SINCE CLASS INCEPTION*
    DIVIDEND CAPTURE FUND  TRUST SHARES
    Returns before taxes
    Returns after taxes on distributions(1)
    Returns after taxes on distributions and sales of Trust Shares(1)
    S&P 500 (reflects no deduction for fees, expenses or taxes)(2)
    DCIB (reflects no deduction for fees, expenses or taxes)(3)

  (1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
  (2) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
  (3) The unmanaged DCIB is a custom, blended index comprised of the S&P 500/ Citigroup Value Index (40%), Merrill Lynch Fixed Rate Preferred Index (40%) and
  NAREIT Index (20%).
  *   Since March 1, 2001.
FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

    SHAREHOLDER FEES*                                                           NONE
    (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

    ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)  TRUST
                                                                               SHARES
    Investment Advisory Fees                                                   0.75%
    Distribution (12b-1) Fees                                                   None
    Shareholder Servicing Fees                                                 0.25%
    Other Expenses                                                             0.32%
    Total Annual Fund Operating Expenses                                       1.32%

  *   Does not include any wire transfer fees, if applicable.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

              1 YEAR  3 YEARS  5 YEARS  10 YEARS
             ------------------------------------
 Trust Shares







                                     - 7 -



                                                 GROWTH FUND
FUND SUMMARY
Investment Goal
To seek to achieve long-term capital appreciation primarily through investing in equity securities
Investment Focus
Common stocks of medium to large companies
Principal Investment Strategy
Invests in companies offering above-average growth potential
Share Price Volatility
Moderate to High
INVESTMENT STRATEGY
The Fund's investment objective is to seek to achieve long-term capital appreciation primarily through investing in equity securities.
The Advisor intends to invest in common stock and other equity securities, such as preferred stock, of medium or large companies which it believes offer opportunities for growth. The Advisor occasionally invests in established companies which it believes have temporarily depressed prices and present growth opportunities.
In selecting investments, the Advisor reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. The Advisor may also select companies based on a relative price to earnings growth methodology. The Advisor uses both qualitative and quantitative analysis in implementing these strategies. On an ongoing basis, the Advisor also monitors the Fund's existing positions to determine the benefits of retention.
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."
Investor Profile
Long-term investors seeking capital appreciation
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Market Risk: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
   Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses - those of medium to large U.S. growth companies - may underperform other types of stock investments or the market as a whole.
   Mid Cap Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.
   Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.
   For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares for each of the last 10 calendar years.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                                                  1 YEAR  5 YEARS  10 YEARS
 GROWTH FUND  TRUST SHARES
 Returns before taxes
 Returns after taxes on distributions(1)
 Returns after taxes on distributions and sales of Trust Shares(1)
 S&P 500/BARRA GROWTH (reflects no deduction for fees, expenses or taxes)(2)
 S&P 500/CITIGROUP GROWTH (reflects no deduction for fees, expenses or taxes)(3)
 S&P 500 (reflects no deduction for fees, expenses or taxes)(4)

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
  (2) The S&P 500/Barra Growth is a capitalization-weighted index of stocks in the S&P 500 having the highest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.
  (3)The S&P 500/Citigroup Growth is comprised of approximately half the market capitalization of the S&P 500 that has been identified as being on the growth end of the growth-value spectrum. The Advisor has changed the benchmark index from S&P 500/Barra Growth to S&P 500/Citigroup Growth because the S&P 500/Barra Growth will be discontinued in 2006, and Standard & Poor's will replace this growth style index with the S&P 500/Citigroup Growth.
  (4) The S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

    SHAREHOLDER FEES*                                                           NONE
    (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

    ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)  TRUST
                                                                               SHARES
    Investment Advisory Fees                                                   0.60%
    Distribution (12b-1) Fees                                                   None
    Shareholder Servicing Fees                                                 0.25%
    Other Expenses                                                             0.30%
    Total Annual Fund Operating Expenses                                       1.15%


  *   Does not include any wire transfer fees, if applicable.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

              1 YEAR  3 YEARS  5 YEARS  10 YEARS
             ------------------------------------
 Trust Shares





                                     - 8 -


                                     INCOME EQUITY FUND
FUND SUMMARY
Investment Goal
To seek to achieve current income and moderate appreciation of capital primarily through investment in income-producing equity securities
Investment Focus
Common and preferred stocks
Principal Investment Strategy
Attempts to identify stocks that pay high dividends
Share Price Volatility
Moderate
INVESTMENT STRATEGY
The Fund's investment objective is to seek to achieve current income and moderate appreciation of capital primarily through investment in income-producing equity securities.
The Advisor focuses primarily on equity securities and under normal circumstances invests at least 80% of its assets in equity securities, such as common stock and preferred stock. At least 65% of the Fund's total assets will be invested in income-producing equity securities. As an additional income source, the Advisor also may invest in investment-grade corporate debt obligations, such as bonds, notes and debentures. The Fund may also invest up to 10% of its total assets in debt obligations rated below investment-grade (securities rated below BBB by Standard & Poor's or Baa by Moody's). The Advisor selects securities which it believes will maintain or increase the Fund's current income while maintaining a price/earnings ratio below the market.
In addition to evaluating the current yield of a security, the Advisor considers dividend growth to be an important factor in selecting investments for the Fund. The Advisor actively monitors market activity which impacts dividend decisions. In general, the Fund will sell a security when dividends are no longer expected to increase. The Advisor may seek to purchase a security that will generate dividends that are eligible for taxation at lower rates than other types of income at the shareholder level, but this will not be an investment strategy of the Fund.
Because the Fund contains "equity" in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes to this policy.
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
Investor Profile
Investors seeking capital appreciation potential with higher current income and lower volatility than the average stock fund
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
   Investment Style Risk: The possibility that the securities on which this Fund focuses - the stocks of undervalued, dividend-paying companies - may underperform other kinds of investments or market averages.
   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
   For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares for each of the last 10 calendar years.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                                                    1 YEAR  5 YEARS  10 YEARS
    INCOME EQUITY FUND  TRUST SHARES
    Returns before taxes
    Returns after taxes on distributions(1)
    Returns after taxes on distributions and sales of Trust Shares(1)
    S&P 500/BARRA VALUE (reflects no deduction for fees, expenses or taxes)(2)
    S&P 500/CITIGROUP VALUE (reflects no deduction for fees, expenses or taxes)(3)
    S&P 500 (reflects no deduction for fees, expenses or taxes)(4)                  4.91%    0.54%    9.07%

  (1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
  (2) The S&P 500/Barra Value is a market capitalization-weighted index of the stocks in the S&P 500 having the lowest price to book ratios.

(3) The S&P 500/Citigroup Value is comprised of approximately half the market capitalization of the S&P 500 that has been identified as being on the value end of the growth-value spectrum. The Advisor has changed the benchmark index from S&P 500/Barra Value to S&P 500/Citigroup Value because the S&P 500/Barra Value will be discontinued in 2006, and Standard & Poor's will replace this value style index with the S&P 500/Citigroup Value.
  (4) The S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

    SHAREHOLDER FEES*                                                              NONE
    (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

    ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)  TRUST SHARES
    Investment Advisory Fees                                                      0.60%
    Distribution (12b-1) Fees                                                      None
    Shareholder Servicing Fees                                                    0.25%
    Other Expenses                                                                0.30%
    Total Annual Fund Operating Expenses                                          1.15%

  *   Does not include any wire transfer fees, if applicable.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

              1 YEAR  3 YEARS  5 YEARS  10 YEARS
             ------------------------------------
 Trust Shares





                                     - 9 -



                            INTERNATIONAL EQUITY FUND
FUND SUMMARY
Investment Goal
To seek total return
Investment Focus
Equity securities of companies based outside the United States
Principal Investment Strategy
Attempts to identify equity securities of companies based outside the United States with the best potential for superior long-term investment returns
Share Price Volatility
Moderate to High
INVESTMENT STRATEGY
The Fund's investment objective is to seek total return. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return. This investment objective may be changed by the Fund's Trustees without shareholder approval. The Fund pursues its investment objective by investing at least 80% of its assets in equity securities, 65% of which will be invested in companies based outside the United States. The Advisor manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. The Advisor uses a "bottom-up" approach to stock selection (searching for outstanding performance of individual stocks before considering the impact of economic trends) and evaluates industry and country exposure to be consistent with a top-down approach. The Advisor attempts to purchase securities with value characteristics consistent with an overall assessment of the economic environment in which the underlying company operates.
The Advisor ranks the relative valuation and recent price performance of a universe of companies. The Advisor then evaluates the most attractively valued portion of this universe using such factors as a company's price/earnings ratio, enterprise value, organic growth rates versus growth through acquisition, product niche and management quality. The Advisor also reviews the company's financial statements and forecasts of earnings. Based on this information, the Advisor evaluates the sustainability of the company's current growth trends and potential catalysts for increased valuation, based on the company's potential to add economic value to the enterprise.
The Advisor frequently identifies benchmarks for certain securities such as return on invested capital, market implied growth rates, price/ earnings ratios, and/or stock prices. When those benchmarks are achieved, the Advisor will often consider selling all or a portion of the Fund's holdings to lock in profit. Holdings will also be sold if they fail to meet performance expectations or better investment opportunities are identified.
With respect to the Fund's investments in developed markets, companies may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund will not invest more than 20% of its assets in companies located in emerging markets. In selecting emerging markets countries in which to invest, the Advisor reviews the country's economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.
Because the Fund contains equity in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes in this investment policy.
For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
Investor Profile
Investors who want total return, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
   Investment Style Risk: The possibility that the securities on which this Fund focuses - the stocks of foreign companies - may underperform other kinds of investments or the market as a whole.
   Currency Risks: Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.
   Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.
   Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.
   For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares for each full calendar year that the Fund was in existence.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                                       1 YEAR  SINCE CLASS INCEPTION*
    INTERNATIONAL EQUITY FUND  TRUST SHARES
    Returns before taxes
    Returns after taxes on distributions(1)
    Returns after taxes on distributions and sales of Trust Shares(1)
    MSCI-EAFE (reflects no deduction for fees, expenses or taxes)(2)

  (1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
  (2) The MSCI-EAFE is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America.
  *   Since March 1, 2001.
FEES AND EXPENSES
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

    SHAREHOLDER FEES*                                                              NONE
    (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

    ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)  TRUST SHARES
    Investment Advisory Fees                                                      1.00%
    Distribution (12b-1) Fees                                                      None
    Shareholder Servicing Fees                                                    0.25%
    Other Expenses                                                                0.33%
    Total Annual Fund Operating Expenses                                          1.58%

  *   Does not include any wire transfer fees, if applicable.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

              1 YEAR  3 YEARS  5 YEARS  10 YEARS
             ------------------------------------
 Trust Shares







                                    - 10 -



                                                 MACRO 100 FUND
FUND SUMMARY
Investment Goal
To seek total return which consists of capital appreciation and income Investment Focus
Common stocks of companies within the Standard & Poor's 500 Index ("S&P 500") Principal Investment Strategy
Attempts to identify common stocks within the S&P 500 with the best potential for superior investment returns
Share Price Volatility
Moderate to High
INVESTMENT STRATEGY
The Fund's investment objective is to seek total return. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return.
The Fund's Sub-Advisor (Laffer Investments, Inc.) pursues its investment objective by investing at least 80% of its assets in equity securities. Further, the Sub-Advisor pursues this objective by applying a "top down" approach to stock selection (analyzing the impact of economic trends before considering the performance of individual stocks). The Sub-Advisor evaluates broad macroeconomic trends, attempts to anticipate shifts in the business cycle, and determines which sectors, industries, companies or markets may provide relatively higher performance. Macroeconomic information can include, but is not limited to, such factors as monetary, fiscal, incomes and trade policies. The strategy is based upon the quantitative and qualitative analysis of seven or more core economic models that, when combined, produce rankings of the S&P 500 companies. The Sub-Advisor uses these rankings to determine its top 100 stocks for inclusion in the Fund's portfolio. The models analyze and evaluate, among others, company size, domestic company location, industry earnings forecasts, fiscal policy changes, global company location, interest rates changes and trade issues. The Fund will typically hold 100 securities. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. As of [ ], 2007, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $23.1 billion and the median market capitalization was approximately $11.6 billion. The smallest company in the S&P 500 had a market capitalization of $423 million and the largest company had a market capitalization of $409 billion. The S&P 500 has a total market capitalization value of approximately $11.6 trillion. These capitalization values will change due to changes in the companies included in the S&P 500 and changes in their valuations.
As a result of the Fund's focus on macroeconomic strategy, it is not inherently biased towards any particular investment style (i.e., value or growth), but can be characterized from time to time as either, or a blend.
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective. On an ongoing basis, the Sub-Advisor also monitors the Fund's existing positions to determine the benefits of retention.
For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
Investor Profile
Long-term investors seeking to achieve total return
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Market Risk: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
   Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses - those of large capitalization companies within the S&P 500 - may underperform other types of stock investments or the market as a whole. Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.
   Value Stock Risk: Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
   Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.
   Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms and the prices of small company stocks may be more volatile than the prices of stocks of larger companies.
   For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
This bar chart shows the performance of the Fund's Trust Shares for the first full calendar year that the Fund was in existence.

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the S&P 500.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                                       1 YEAR  SINCE CLASS INCEPTION*
    MACRO 100 FUND  TRUST SHARES
    Returns before taxes
    Returns after taxes on distributions(1)
    Returns after taxes on distributions and sales of Trust Shares(1)
    S&P 500 (reflects no deduction for fees, expenses or taxes)(2)

  (1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
  (2) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
  *   Since April 30, 2004.
FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

    SHAREHOLDER FEES*                                                           NONE
    (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

    ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)  TRUST
                                                                               SHARES
    Investment Advisory Fees                                                   0.75%
    Distribution (12b-1) Fees                                                   None
    Shareholder Service Fees                                                   0.25%
    Other Expenses                                                             0.51%
    Total Annual Fund Operating Expenses                                       1.51%

  *   Does not include any wire transfer fees, if applicable.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

               1 YEAR  3 YEARS  5 YEARS  10 YEARS
             -------------------------------------
 Trust Shares





                                    - 11 -


                                     MID CORP AMERICA FUND
FUND SUMMARY
Investment Goal
To seek long-term capital appreciation by investing primarily in equity securities of mid cap companies
Investment Focus
Common stocks
Principal Investment Strategy
Attempts to identify companies with outstanding growth characteristics
Share Price Volatility
Moderate to High
INVESTMENT STRATEGY
The Fund's investment objective is to seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.
To pursue this objective, the Fund will invest at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are those companies with market capitalizations at the time of purchase in the range of companies in the Russell Midcap Index ("RMCI") or the Standard & Poor's 400 Index ("S&P 400"). The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index. The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. As of [ ], 2007, the RMCI statistics were as follows: the average market capitalization of companies in the index was approximately $8.1 billion and the median market capitalization was approximately $4.1 billion. The companies in the RMCI had a total market capitalization range of approximately $264 million to $22.5 billion. As of [ ], 2007, the S&P 400 statistics were as follows: the average market capitalization of companies in the index was approximately $2.8 billion and the median market capitalization was approximately $2.6 billion. The companies in the S&P 400 had a total market capitalization range from approximately $417 million to $
15.9 billion.
In managing the Fund's portfolio, the Advisor emphasizes both growth and value in seeking mid cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund will invest in a blend of both "growth" and "value" stocks. Factors the Advisor typically considers in selecting individual securities include fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company's product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process will be utilized to identify the most attractive companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund's existing positions to determine benefits of retaining a particular security. The Advisor will apply a "top down" strategy, with industries weighted relative to the benchmark and the market outlook. Portfolio optimization programs will be deployed to enhance risk/return potential. These programs analyze the industry exposure of multi-industry companies and then use this information to balance the industry diversification of the portfolio to achieve certain risk/ return models.
The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Advisor seeks to add value.
The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.
The Fund may also invest in certain other equity securities in addition to those described above.
Because the Fund refers to the terms "America" and "Mid Corp" in its name, the Fund will invest normally at least 80% of its assets in investments in the United States of America and at least 80% of its investments in common stocks of mid cap companies. The Fund will notify shareholders at least 60 days in advance of any changes to these policies.
For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
Investor Profile
Long-term investors seeking capital appreciation
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
   Investment Style Risk: The possibility that the market segment on which this Fund focuses - value and growth stocks of primarily small to mid cap companies - may underperform other kinds of investments or market averages. Mid Cap Stock Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.
   Basis Risk: Financial instruments such as options or futures contracts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.
   Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.
   For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares for each full calendar year that the Fund was in existence.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                                       1 YEAR  SINCE CLASS INCEPTION*
    MID CORP AMERICA FUND  TRUST SHARES
    Returns before taxes
    Returns after taxes on distributions(1)
    Returns after taxes on distributions and sales of Trust Shares(1)
    S&P 400 (reflects no deduction for fees, expenses or taxes)(2)
    RMCI (reflects no deduction for fees, expenses or taxes)(3)
    LMCCA (reflects no deduction for fees, expenses or taxes)(4)

  (1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
  (2) The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing the mid-range sector of the U.S. Stock Market.
  (3) The unmanaged RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.
  (4) Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.
  *   Since March 1, 2001.
FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

    SHAREHOLDER FEES*                                                              NONE
    (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

    ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)  TRUST SHARES
    Investment Advisory Fees                                                      0.75%
    Distribution (12b-1) Fees                                                      None
    Shareholder Servicing Fees                                                    0.25%
    Other Expenses                                                                0.32%
    Total Annual Fund Operating Expenses                                          1.32%

  *   Does not include any wire transfer fees, if applicable.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

              1 YEAR  3 YEARS  5 YEARS  10 YEARS
             ------------------------------------
 Trust Shares









                                    - 12 -





                                    NEW ECONOMY FUND
FUND SUMMARY
Investment Goal
To seek capital appreciation by investing significantly in equity securities of companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies
Investment Focus
Common stocks of companies engaged in advancing innovations in products, services or processes, frequently of a scientific or technological nature Principal Investment Strategy
Long-term capital appreciation
Share Price Volatility
High
INVESTMENT STRATEGY
The Fund's investment objective is to seek capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund attempts to invest in companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies. Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign companies.
"New economy" companies include those that are engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media information services companies, biotechnology, robotics, and energy replacement. They also include companies in more traditional industries, such as certain consumer products retailers, that have extensively used technological or scientific advances to develop new or to improve products or processes and make them more efficient.
The Fund generally takes a growth approach to selecting stocks, looking for companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate.
Screens based upon quantitative multifactor models are used in the security identification and selection process. Models rely upon price and earnings momentum variables, as well as valuation, liquidity and risk variables.
Sector weights reflect the ongoing sector weights of the Russell 3000 Growth Index benchmark, input from the Investment Policy Committee of The Huntington National Bank, and expectations of sector out-performance or underperformance derived from quantitative and other sources.
The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.
The Fund reserves the right to invest up to 35% of total assets in other securities, such as corporate bonds and government securities. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.
For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
Investor Profile
Long-term investors seeking capital appreciation
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
   Investment Style Risk: The possibility that the securities on which this Fund focuses - the stocks of companies focusing on technological and scientific advancements - may underperform other kinds of investments or market averages. The securities in which the Fund invests may be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants and may fluctuate in price more widely and rapidly than the market as a whole. These securities may underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology or scientific stocks are out of favor.
   Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.
   Mid/Small Cap Stock Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.
   Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
   Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.
   Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares for each full calendar year that the Fund was in existence.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                                    1 YEAR  SINCE CLASS INCEPTION*
 NEW ECONOMY FUND  TRUST SHARES
 Returns before taxes
 Returns after taxes on distributions(1)
 Returns after taxes on distributions and sales of Trust Shares(1)
 RUS3G (reflects no deduction for fees, expenses or taxes)(2)
 S&P 500 (reflects no deduction for fees, expenses or taxes)(3)

  (1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
  (2) The RUS3G measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.
  (3) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
  *   Since March 1, 2001.
FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

    SHAREHOLDER FEES* (FEES PAID DIRECTLY FROM YOUR  INVESTMENT)                   NONE

    ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)  TRUST SHARES
    Investment Advisory Fees                                                      0.85%
    Distribution (12b-1) Fees                                                      None
    Shareholder Servicing Fees                                                    0.25%
    Other Expenses                                                                0.36%
    Total Annual Fund Operating Expenses                                          1.46%

  *   Does not include any wire transfer fees, if applicable.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

              1 YEAR  3 YEARS  5 YEARS  10 YEARS
             ------------------------------------
 Trust Shares






                                     - 1 -



                                          REAL ASSET FUND
FUND SUMMARY
Investment Goal
To seek total return consisting of capital appreciation and income
Investment Focus
Real estate investment trusts ("REITs"); publicly traded real estate or commodities partnerships; equity securities of real estate-related or commodities-related companies; and inflation-protected fixed income securities ("IPS")
Principal Investment Strategy
Seeks to invest in real estate-related, commodities-related and inflation-protected investments based on global market and economic conditions
Share Price Volatility
High
INVESTMENT STRATEGY

The Fund's objective is to seek total return consisting of capital appreciation and income. The Fund pursues this objective by making investments that have performed well relative to general U.S. stocks and bonds during periods of increased inflation. The Fund implements its strategy by investing in a combination of the following securities and related derivative contracts:


   {circle}REITs that own commercial or residential properties, timberlands and other real estate or that provide real estate financing;


   {circle}Publicly traded partnerships and trusts, including exchange traded commodity funds ("ETCFs") and master limited partnerships ("MLPs"), that
       (1) invest in real estate or commodities, or in derivative contracts for real estate, commodities or related indices, or (2) conduct real estate-related or commodities-related businesses;


   {circle}Equity securities issued by corporations engaged in real estate-related or commodities-related businesses, index-based securities and investment companies that invest in such equity securities, and other securities representing interests in cash flows or returns from real estate or commodities; and


   {circle}IPS issued by U.S. and non*U.S. governments, their agencies or instrumentalities and corporations that are structured to provide protection against inflation, and other fixed income securities that historically have provided protection against inflation.

For purposes of this investment strategy, commodities include any physical good used principally in the manufacture or production of products, or the construction of facilities, including without limitation, agricultural products, minerals and energy. The Fund will treat a good as a commodity after it has been harvested or extracted, and after it has been processed or manufactured into another form. For example, the Fund will treat iron ore deposits, extracted iron ore, iron, and steel manufactured from iron as commodities, but will not treat cars, airplanes, buildings or other finished goods constructed with steel as commodities.
In addition, an issuer is "real estate-related" if it engages primarily in the business of (1) acquiring, developing, managing or financing real estate or (2) providing goods, equipment or services to companies engaged in such businesses. For example, a company that builds and manages commercial properties would be engaged in a real estate-related business, as would a company that manufactures equipment used primarily in building construction. An issuer is "commodities-related" if it engages primarily in the business of (1) growing, harvesting, transporting, processing or selling crops (including timber) or livestock,
(2) finding, extracting, transporting, refining, manufacturing or selling minerals, (3) generating, transporting or selling electricity, or (4) providing goods, equipment or services to companies engaged in any of the foregoing businesses. For example, a company that mines and processes ore would be engaged in a commodities-related business, as would a company that manufactures mining equipment. Companies that engage primarily in a combination of the foregoing businesses will also be treated as real estate-related or commodities-related.
The Adviser bases the Fund's investment strategy on its evaluation of the current and expected market conditions for real estate and commodities, and its outlook for inflation in the United States. For example, when the Adviser believes there may be a favorable increase in demand for real estate in a particular market, the Fund may seek to invest in REITs and MLPs that hold real estate related investments in that market, and in other companies engaged in real estate-related businesses in that market. The Fund will generally sell such investments when the Adviser concludes that demand for real estate in the related market will probably decline. However, there is no assurance that a particular market will perform as expected or that the Adviser's analysis will incorporate all relevant information.
The Adviser also will analyze the current and expected global supply and demand for commodities. When the Adviser believes that global market conditions favor higher prices for a commodity, the Fund may seek to hold equity securities issued by ETCFs and MLPs that invest in the commodity, either directly or through derivative contracts for the commodity or an index that includes the commodity. The Fund also may seek to invest in equity securities issued by other companies engaged in businesses related to the commodity. The Fund will generally sell such investments when the Adviser concludes that market conditions no longer favor higher prices for the commodity.
Under ordinary market conditions, the Fund will hold IPS to the extent that the Adviser cannot find more favorable real estate-related and commodities-related investment opportunities. IPS will include U.S. Treasury Inflation-Protected Securities ("TIPS"), as well as other U.S. dollar denominated fixed income securities issued by U.S. government agencies and instrumentalities or corporations, and derivatives contracts, with inflation protection provisions (including adjustable interest rates).
The fixed income securities selected by the Advisor are: (i) rated investment grade or better by a NRSRO; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. In addition, these fixed income securities will have remaining maturities of no more than 10 years.
The Fund is not limited as to the minimum or maximum amount of its assets it may invest in real estate-related, commodities-related or inflation-protected investments. In addition, the Fund's investment strategy may result in investment of more than 25% of its portfolio in certain business sectors (such as energy or mining) or in certain geographic regions or countries (such as the Middle East or Australia).
The Fund may invest in securities issued by U.S. and foreign governments and companies, and in securities denominated in foreign currencies. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.
The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.
The Fund may, from time-to-time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.
For a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices." Investor Profile
Long-term investors seeking to reduce the effects of inflation on their investments or increase diversification with investments that historically are less correlated with U.S. stocks and bonds
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
Investment Style Risk: The possibility that the securities on which this Fund focuses - real estate-related, commodities-related and inflation-protected securities - may underperform other kinds of investments or market averages. Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
Agriculture Risks: The Fund's investments in agriculture-related companies are subject to the same risks as direct investments in agricultural commodities. Agricultural commodity prices rise and fall in response to many factors, including: drought, floods, weather, diseases, embargoes, tariffs and international economic, political and regulatory developments. These factors could lead to significant and rapid fluctuations in the value of ETCFs investing in agricultural commodities or in derivative contracts for agricultural commodities. Fluctuations in prices for agricultural commodities also may affect indirectly the value of companies whose businesses depend upon or otherwise relate to such agricultural commodities.
Concentration Risk: When a Fund invests more than 25% of its net assets in a particular asset class (such as real estate-related or commodities-related securities), or securities of issuers within a particular business sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on these Funds.
Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
Currency Risks: Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds. Therefore, Fund performance can be affected significantly by the performance of one or a small number of issuers.
Energy Risks: To the extent that the Fund invests in energy-related companies, it takes on additional risks. The Fund faces the risk that the earnings, dividends, and stock prices of energy companies may be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries ("OPEC"); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; government tax policies; development of alternative sources of energy; and the economic growth and stability of the key energy-consuming countries. These factors could lead to substantial fluctuations in the value of the Fund's energy-related investments, particularly ETCFs that invest in derivative contracts for fossil fuels and electricity and MLPs engaged in their production or generation, including significant and rapid increases and decreases in value from time to time.

Fee Layering: The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund may invest some or all of its assets in index-based securities that separately have their own management and other fees (such as ETCFs and investment companies), and would be borne by the Fund as an investor. This could cause the Fund's performance to be lower than if it were to invest directly in the securities underlying such index-based securities.
Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets. Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.
Inflation-Protected Securities Risks: While IPS adjust in response to inflation as measured by a specific price index, the value of these securities generally may still decline in response to an increase in real interest rates. Real interest rates are measured by subtracting the expected rate of inflation from the nominal interest rate of fixed income securities. The value of IPS may also fall if there is a decline in the price index (deflation), which generally will reduce any previous adjustments made to the IPS. IPS may also underperform other fixed income securities if inflationary expectations exceed the rate of inflation measured by the price index.
In addition, any increase in principal value of an IPS caused by an increase in the price index is taxable in the year the increase occurs, even though the Fund generally will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company under the Internal Revenue Code. Also, to the extent that the Fund invests in IPS, income distributions are more likely to fluctuate. There is no assurance that the rate of inflation measured by the relevant price index will correspond to the inflation experienced by an investor.
Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
Mid/Small Cap Stock Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.
Mineral and Mining Risks: The Fund's investments in mineral or mining-related companies are subject to the same risks as direct investments in minerals. Mineral prices rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals and minerals. These factors could lead to significant and rapid fluctuations in the value of mining companies and ETCFs investing in mineral commodities or in derivative contracts for mineral commodities. Fluctuations in prices for mineral commodities also may affect indirectly the value of other companies whose businesses depend upon or otherwise relate to such mineral commodities.
Real Estate/REIT Risk: The Fund's investments in REITs, MLPs and other companies that invest in or manage real estate are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer's management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee any made incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs and MLPs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities. For more information about risks, please see the "Glossary of Investment Risks."For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.
FEES AND EXPENSES
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

                        SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR  INVESTMENT)                                    NONE

                        ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)                     TRUST
                                                                                                                      SHARES
                        Investment Advisory Fees                                                                      0.75%
                        Distribution (12b-1) Fees                                                                      None
                        Shareholder Servicing Fees                                                                    0.25%
                        Other Expenses                                                                                0.44%
                        Total Direct Annual Fund Operating Expenses                                                   1.44%
    Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses*                                       0.16%
    Total Direct and Aquired Fund Annual Operating Expenses                                                         1.60%

* Because the Fund invests in other Funds, it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the above expenses of the Fund and Aquired (Underlying) Funds are estimates based on anticipated asset levels of the Fund and its intended allocation of assets in Aquired (Underlying) Funds using their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Funds, the availability of Aquired (Underlying) Funds, the amount of Fund assets invested in Aquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Aquired (Underlying) Funds.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

              1 YEAR  3 YEARS
             -----------------
 Trust Shares  $163    $505



                                          ROTATING MARKETS FUND
FUND SUMMARY
Investment Goal
To seek capital appreciation
Investment Focus
Common stocks and index-based securities
Principal Investment Strategy
Attempts to rotate investments to the equity market segment that offers the greatest potential for capital appreciation given current economic conditions Share Price Volatility
Moderate to High
INVESTMENT STRATEGY
The Fund's investment objective is to seek capital appreciation. The Fund will pursue its investment objective by rotating investments among equity market segments (small-cap, mid-cap, large-cap and global) as determined by the Fund's Advisor to offer the greatest potential for capital appreciation in a given market environment.
Under normal market conditions the Fund will invest (either directly or through the ownership of index-based securities, as described below) at least 80% of its assets in equity stocks comprising the equity market segment selected by the Advisor. The Fund will provide shareholders 60 days advance notice before changing its 80% investment policy. The Advisor will rotate among the small-cap, mid-cap, large-cap and global equity market segments. To determine which equity market segment offers the greatest potential for capital appreciation, the Advisor will use "top down" analysis to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Advisor will continuously monitor the market environment and may rotate the equity market segment when the Advisor determines that another equity market segment is more favorable given the current market environment.
INDEX-BASED SECURITIES are exchange-traded funds that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000 Index, S&P 500, or the NASDAQ-100 Index.
The following is information about the equity market segments among which the Advisor will rotate investments. Investment in any segment could consist of stocks of companies whose capitalization falls within the specified range and/or index-based securities that hold stocks of companies whose capitalization falls within the specified range at the time of purchase. The small-cap, mid-cap and large-cap market segments are comprised predominantly of U.S. companies, although due to the diverse nature of companies and the globalization of the economy, many companies have international operations or international exposure to varying degrees.
The SMALL-CAP MARKET SEGMENT includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent small-cap index such as the Russell 2000 Index. As of [ ], 2007, the Russell 2000 Index statistics were as follows: the average market capitalization of companies in the index was approximately $1.23 billion and the median market capitalization was approximately $640 million. The companies in the index had a total market capitalization range of approximately $27 million to $4.8 billion.
The MID-CAP MARKET SEGMENT includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent mid-cap index such as the Russell Midcap Index. As of [ ], 2007, the Russell Midcap Index statistics were as follows: the average market capitalization of companies in the index was approximately $8.1 billion and the median market capitalization was approximately $4.1 billion. The companies in the index had a total market capitalization range of approximately $264 million to $22.5 billion.
The LARGE-CAP MARKET SEGMENT includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500. As of [ ], 2007, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $23.1 billion and the median market capitalization was approximately $11.3 billion. The S&P 500 has a total market capitalization value of approximately $11.6 trillion.
The GLOBAL MARKET SEGMENT comprises companies that are based throughout the world, including the United States. The global market segment could include small-cap, mid-cap, or large-cap companies, or any combination of the three, although there is no generally accepted and recognized market capitalization ranges in the global market due to the diverse array of foreign countries and economies.
For a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices." Investor Profile
Long-term investors seeking capital appreciation
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
   Investment Style Risk: The possibility that the securities on which this Fund focuses - the stocks of the market segment selected by the Advisor - may underperform other kinds of investments or market averages.
   Mid/Small Company Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.
   Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.
   Energy Risks: To the extent that the Fund invests in energy-related companies, it takes on additional risks. The Fund faces the risk that the earnings, dividends, and stock prices of energy companies may be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries ("OPEC"); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; government tax policies; development of alternative sources of energy; and the economic growth and stability of the key energy-consuming countries. These factors could lead to substantial fluctuations in the value of the Fund's energy-related investments, particularly ETCFs that invest in derivative contracts for fossil fuels and electricity and MLPs engaged in their production or generation, including significant and rapid increases and decreases in value from time to time.
   Foreign Custodial Services and Related Investment Costs: Custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets. Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.
   Fee Layering: The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund may invest some or all of its assets in index-based securities that separately have their own management and other fees (such as investment companies), and would be borne by the Fund as an investor. This could cause the Fund's performance to be lower than if it were to invest directly in the securities underlying such index-based securities.
   For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares for each full calendar year that the Fund was in existence.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                                    1 YEAR  SINCE CLASS INCEPTION
    ROTATING MARKETS FUND  TRUST SHARES
    Returns before taxes
    Returns after taxes on distributions(1)
    Returns after taxes on distributions and salesofTrustShares(1)
    S&P 500 (reflects no deduction for fees, expenses or taxes)(2)

  (1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
  (2) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
  *   Since May 1, 2001.
  **  Since April 30, 2001.
FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

                        SHAREHOLDER FEES* (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                    NONE

                        ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)                  TRUST SHARES
                        Investment Advisory Fees                                                                      0.50%
                        Distribution (12b-1) Fees                                                                      None
                        Shareholder Servicing Fees                                                                    0.25%
                        Other Expenses                                                                                0.42%
                        Total Annual Fund Operating Expenses                                                          1.17%
    Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses**
    Total Direct and Aquired Fund Annual Operating Expenses

* Does not include any wire transfer fees, if applicable.
**Because the Fund invests in other Funds, it is a shareholder of those Underlying Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the above expenses of the Fund and Aquired (Underlying) Funds are estimates based on anticipated asset levels of the Fund and its intended allocation of assets in Aquired (Underlying) Funds using their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Funds, the availability of Aquired (Underlying) Funds, the amount of Fund assets invested in Aquired (Underlying) Funds at any point in time, and the fluctuation of the expense ratios of the Aquired (Underlying) Funds.

EXAMPLE  - TO BE FILED BY AMENDMENT
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

               1 YEAR  3 YEARS  5 YEARS  10 YEARS
             -------------------------------------
 Trust Shares





                                    - 57 -



                                        SITUS SMALL CAP FUND
FUND SUMMARY
Investment Goal
To seek long-term capital appreciation
Investment Focus
Diversified portfolio of equity securities of small capitalization companies Principal Investment Strategy
Attempts to identify domestic and foreign companies whose geographic, political, and/or demographic situs positions them to outperform other companies
Share Price Volatility
Moderate to High
INVESTMENT STRATEGY
The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues this objective by investing primarily in equity securities of small capitalization companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated, will be investment-grade at the time of investment.
Under normal market conditions, the Advisor invests at least 80% of the Fund's assets in equity securities of small capitalization companies. Small capitalization companies are defined as those companies with a market capitalization, at the time of investment, that is included in the S&P Small Cap 600 Index (as of [ ], 2007, the smallest company in the index had a market capitalization of $48 million, the largest company had a market capitalization of $4.2 billion and the weighted average market capitalization was $1.4 billion). Up to 20% of the Fund's assets may be invested in equity securities of mid- to large-capitalization companies. The Fund may also invest up to 20% of its assets in foreign securities, including ADRs, GDRs and EDRs, as defined in the "Investment Practices" section.
In managing the Fund's portfolio, the Advisor emphasizes both growth and value in seeking small cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund invests in a blend of both "growth" and "value" stocks. The Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics, such as a state or country that is reducing taxes or experiencing beneficial demographic changes. For instance, the Fund may invest in a certain type of company located in a state that is reducing its business tax because the tax reduction may result in lower costs for the company and allow it to sell products more competitively at lower prices or realize a higher profit on sales. Similarly, if a state is experiencing a growing population, then certain types of financial services companies or real estate-related investments may benefit from the service needs and housing demands of this population growth.
The Advisor also employs fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company's product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process is utilized to identify the most attractive companies and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund's existing positions to determine benefits of retaining a particular security.
The Advisor applies a "top down" strategy in stock selection to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors, industries or markets may provide relatively higher performance. The Advisor also uses portfolio optimization programs to enhance risk/return potential. These programs analyze and characterize the industry exposure of multi-industry companies in an attempt to balance the industry diversification of the portfolio to achieve certain risk/return models. The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Advisor seeks to add value. The Fund's foreign investments are generally in developed countries. Companies in developed countries may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund may choose to invest up to 20% of its assets in companies located in emerging markets. In selecting emerging market countries, the Advisor reviews the country's economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.
The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.
Because the Fund refers to equity securities of small capitalization companies in its name, the Fund will normally invest at least 80% of its assets in equity securities of small capitalization companies and will notify shareholders at least 60 days in advance of any changes in this investment policy.
The Fund may also invest in certain other equity securities in addition to those described above, although none are anticipated to be principal investments.
For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
Investor Profile
Long-term investors seeking capital appreciation
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Small Company Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.
   Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
   Investment Style Risk: The possibility that the market segment on which this Fund focuses - value and growth stocks of primarily smaller companies in both domestic and foreign markets - may underperform other kinds of investments or market averages.
   Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.
   Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets. Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Trust Shares for each full calendar year that the Fund was in existence.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                                    1 YEAR  SINCE CLASS INCEPTION*
 SITUS SMALL CAP FUND  TRUST SHARES
 Returns before taxes
 Returns after taxes on distributions(1)
 Returns after taxes on distributions and sales of Trust Shares(1)
 S&P 600 (reflects no deduction for fees, expenses or taxes)(2)
 S&P 500 (reflects no deduction for fees, expenses or taxes)(3)

  (1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
  (2) The unmanaged S&P 600 generally represents all major industries in the small-cap range of the U.S. stock market.
  (3) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
  *   Since September 30, 2002.
FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

    SHAREHOLDER FEES* (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                    NONE

    ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)  TRUST SHARES
    Investment Advisory Fees                                                      0.75%
    Distribution (12b-1) Fees                                                      None
    Shareholder Servicing Fees                                                    0.25%
    Other Expenses                                                                0.36%
    Total Annual Fund Operating Expenses                                          1.36%

  *   Does not include any wire transfer fees, if applicable.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

              1 YEAR  3 YEARS  5 YEARS  10 YEARS
             ------------------------------------
 Trust Shares





                                    - 57 -



                                        FIXED INCOME SECURITIES FUND
FUND SUMMARY
Investment Goal
To seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years Investment Focus
U.S. government obligations, corporate debt securities, mortgage-backed securities
Principal Investment Strategy
Focuses on investment-grade fixed income securities that produce a high level of income
Share Price Volatility
Moderate
INVESTMENT STRATEGY
The Fund's investment objective is to seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years.
The Advisor, under normal circumstances, invests at least 80% of the Fund's assets in fixed income securities, principally by investing in a combination of corporate debt, such as bonds, notes and debentures, and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a NRSRO or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. Within these parameters, the Advisor focuses on securities which offer the highest level of income. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.



                                    - 58 -




The Fund intends to invest in the securities of GSEs. Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.
In managing the portfolio, the Advisor monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.
Because the Fund refers to fixed income securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income securities.
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
Investor Profile
Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
    Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
    Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
    If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
    Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
    Prepayment Risk: Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.
    Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares for each of the last

10 calendar years.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                                    1 YEAR  5 YEARS  10 YEARS  SINCE CLASS INCEPTION
 FIXED INCOME SECURITIES FUND  TRUST SHARES
 Returns before taxes
 Returns after taxes on distributions(1)
 Returns after taxes on distributions and sales of Trust Shares(1)
 LBGCBI (reflects no deduction for fees, expenses or taxes)(2)

  (1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
  (2) The unmanaged LBGCBI is comprised of all bonds that are investment-grade Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's. Issues must have at least one year to maturity.
  *    Since July 3, 1989.
  **   Since June 30, 1989.
FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

    SHAREHOLDER FEES* (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                    NONE

    ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)  TRUST SHARES
    Investment Advisory Fees                                                      0.50%
    Distribution (12b-1) Fees                                                      None
    Shareholder Servicing Fees                                                    0.25%
    Other Expenses                                                                0.32%
    Total Annual Fund Operating Expenses                                          1.07%

  *    Does not include any wire transfer fees, if applicable.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

              1 YEAR  3 YEARS  5 YEARS  10 YEARS
             ------------------------------------
 Trust Shares



                                              INTERMEDIATE GOVERNMENT INCOME
                                              FUND
FUND SUMMARY
Investment Goal
To seek to provide investors with a high level of current income
Investment Focus
U.S. government obligations, mortgage-backed securities
Principal Investment Strategy
Focuses on U.S. government obligations and mortgage-related securities with maturities between three and ten years that produce a high level of income
Share Price Volatility
Low to Moderate
INVESTMENT STRATEGY
The Fund's investment objective is to seek to provide investors with a high level of current income.
The Advisor invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities including mortgage-related securities. The Advisor, under normal circumstances, invests at least 80% of the Fund's assets in U.S. government securities. The Fund will maintain a dollar-weighted average maturity of not less than three nor more than 10 years. Within this range, the Advisor focuses on securities which offer the highest level of income. In general, in order to reduce volatility during periods of interest rate fluctuation, the Advisor invests in securities with a wide range of intermediate maturities. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.
The Fund intends to invest in the securities of GSEs. Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.
In managing the portfolio, the Advisor monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics.
Mortgage-related securities are securities, including derivative mortgage securities such as collateralized mortgage obligations ("CMOs"), whose income is generated by payments of principal and interest on pools of mortgage loans. Because the Fund refers to U.S. government securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government securities.
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
Investor Profile
Investors willing to accept the risk of a low to moderate amount of fluctuation in the value of their investment for the benefit of a higher total return
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
    Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
    Prepayment Risk: Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.
    Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
    If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
    Reinvestment Risk: As prepayment increases as a result of lower interest rates, the proceeds from maturing mortgage-related securities will be reinvested at lower interest rates, thus reducing income.
    Extension Risk: Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities. Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares for each of the last 10 calendar years.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                                    1 YEAR  5 YEARS  10 YEARS  SINCE CLASS INCEPTION
 INTERMEDIATE GOVERNMENT INCOME FUND  TRUSTSHARES(1)
 Returns before taxes
 Returns after taxes on distributions(2)
 Returns after taxes on distributions and sales of Trust Shares(2)
 LBIGC (reflects no deduction for fees, expenses or taxes)(3)
 MLTA 1-10 (reflects no deduction for fees, expenses or taxes)(4)

  (1) Performance data includes the performance of the FMB Intermediate Government Income Fund for the period prior to its consolidation with the Huntington Intermediate Government Income Fund on April 13, 1998.
  (2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
  (3) The unmanaged LBIGC is a market value weighted performance benchmark for government and corporate fixed- rate debt issues with maturities between one and 10 years.
  (4)  The unmanaged MLTA 1-10 tracks the current 10-year Treasury securities.
  *    Since December 2, 1991.
  **   Since November 30, 1991.
FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

    SHAREHOLDER FEES* (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                    NONE

    ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)  TRUST SHARES
    Investment Advisory Fees                                                      0.50%
    Distribution (12b-1) Fees                                                      None
    Shareholder Servicing Fees                                                    0.25%
    Other Expenses                                                                0.35%
    Total Annual Fund Operating Expenses                                          1.10%

  *    Does not include any wire transfer fees, if applicable.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

              1 YEAR  3 YEARS  5 YEARS  10 YEARS
             ------------------------------------
 Trust Shares











                                 MICHIGAN TAX-FREE FUND
FUND SUMMARY
Investment Goal
To seek to provide investors with current income exempt from both federal and Michigan personal income taxes
Investment Focus
Michigan municipal securities
Principal Investment Strategy
Invests primarily in investment-grade Michigan municipal securities
Share Price Volatility
Low to Moderate
INVESTMENT STRATEGY
The Fund's investment objective is to seek to provide investors with current income exempt from both federal and Michigan personal income taxes.
As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Michigan state income tax. In addition, at least 80% of the Fund's annual income will be exempt from the AMT. The securities selected by the Advisor are (i) rated investment-grade or better by a NRSRO; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. The securities selected by the Advisor for investment will have remaining maturities of no more than 15 years and the Fund's anticipated duration will be between two and 10 years. The Advisor also establishes a desired yield level for new issues relative to U.S. Treasury securities.
In managing the portfolio, the Advisor attempts to diversify the Fund's holdings within Michigan as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues. For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Michigan personal income taxes.
MICHIGAN TAX-EXEMPT SECURITIES are debt obligations which (i) are issued by or on behalf of the state of Michigan or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Michigan personal income taxes.
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."
Investor Profile
Michigan residents seeking income exempt from federal and state income taxes. WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
    State Specific Risk: By concentrating its investments in Michigan, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Michigan is principally dependent upon three sectors: manufacturing (particularly durable goods, automotive products and office equipment), tourism and agriculture. It, therefore, tends to be more cyclical than some other states and the nation as a whole.
    Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.
    Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
    Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
    Prepayment Risk: Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.
    Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
    Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares for each of the last 10 calendar years.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                                    1 YEAR  5 YEARS  10 YEARS  SINCE CLASS INCEPTION
 MICHIGAN TAX-FREE FUND  TRUST SHARES(1)
 Returns before taxes
 Returns after taxes on distributions(2)
 Returns after taxes on distributions and sales of Trust Shares(2)
 LB7MBI (reflects no deduction for fees, expenses or taxes)(3)

  (1) Performance data includes the performance of the FMB Michigan Tax-Free Bond Fund for the period prior to its consolidation with the Huntington Michigan Tax-Free Fund on April 13, 1998.
  (2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
  (3) The unmanaged LB7MBI is comprised of intermediate-term, investment-grade tax-exempt bonds with maturities between six and eight years.
  *    Since December 2, 1991.
  **   Since November 30, 1991.
FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

    SHAREHOLDER FEES* (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                    NONE

    ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)  TRUST SHARES
    Investment Advisory Fees                                                      0.50%
    Distribution (12b-1) Fees                                                      None
    Shareholder Servicing Fees                                                    0.25%
    Other Expenses                                                                0.51%
    Total Annual Fund Operating Expenses                                          1.26%

  *    Does not include any wire transfer fees, if applicable.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

              1 YEAR  3 YEARS  5 YEARS  10 YEARS
             ------------------------------------
 Trust Shares













                                                        MORTGAGE SECURITIES
                                                           FUND
FUND SUMMARY
Investment Goal
To seek to achieve current income
Investment Focus
Mortgage-related securities, including mortgage Real Estate Investment Trusts ("REITs")
Principal Investment Strategy
Invests in mortgage-related securities, including mortgage REITs
Share Price Volatility
Moderate
INVESTMENT STRATEGY
The Fund's investment objective is to seek to achieve current income. The Advisor invests, under normal circumstances, at least 80% of the Fund's assets in mortgage-related securities, including mortgage REITs. The Advisor especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Advisor endeavors to maintain a dollar-weighted average portfolio life for the Fund of between two and ten years. The Fund may also invest up to 20% of its assets in equity REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.
In making its investment decisions, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities. In managing the portfolio, the Advisor monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. Mortgage-related securities are securities, including derivative mortgage securities such as CMOs, whose income is generated by payments of principal and interest on pools of mortgage loans and mortgage REITs.
REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate-related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code. The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).
The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.
Because the Fund refers to mortgage in its name, the Fund will normally invest at least 80% of its assets in mortgage-related securities, and the Fund will notify shareholders at least 60 days in advance of any changes in this policy. For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
Investor Profile
Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
    Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
    Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
    Prepayment Risk: Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.
    Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
    If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
    Extension Risk: Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities. Prepayment Risk, Call Risk and Extension Risk are more pronounced with respect to derivative mortgage securities and can result in reduced liquidity. The principal derivative mortgage securities in which the Fund invests are CMOs.
    Real Estate/REIT Risk: The Fund's investments in REITs are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer's management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee any made incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.
    Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares for each of the last 10 calendar years.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                                    1 YEAR  5 YEARS  10 YEARS  SINCE CLASS INCEPTION
 MORTGAGE SECURITIES FUND  TRUST SHARES
 Returns before taxes
 Returns after taxes on distributions(1)
 Returns after taxes on distributions and sales of Trust Shares(1)
 LBMBSI (reflects no deduction for fees, expenses or taxes)(2)

  (1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
  (2) The unmanaged LBMBSI is generally representative of the mortgage-backed securities market as a whole.
  *    Since June 2, 1992.
  **   Since May 31, 1992.
FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

    SHAREHOLDER FEES* (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                    NONE

    ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)  TRUST SHARES
    Investment Advisory Fees                                                      0.50%
    Distribution (12b-1) Fees                                                      None
    Shareholder Servicing Fees                                                    0.25%
    Other Expenses                                                                0.37%
    Total Annual Fund Operating Expenses                                          1.12%

  *    Does not include any wire transfer fees, if applicable.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

              1 YEAR  3 YEARS  5 YEARS  10 YEARS
             ------------------------------------
 Trust Shares













                                                        OHIO TAX-FREE FUND
FUND SUMMARY
Investment Goal
To seek to provide current income exempt from federal income tax and Ohio personal income taxes
Investment Focus
Ohio municipal securities
Principal Investment Strategy
Invests primarily in investment-grade Ohio municipal securities
Share Price Volatility
Low to Moderate
INVESTMENT STRATEGY
The Fund's investment objective is to seek to provide current income exempt from federal income tax and Ohio personal income taxes.
The Advisor invests substantially all of the assets of the Fund in Ohio tax-exempt securities. As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax. Additionally, the Fund will not invest in securities which generate income treated as a preference item for federal AMT purposes. The securities selected by the Advisor are (i) rated investment-grade or better by a NRSRO; or
(ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. In addition, these securities will have remaining maturities of no more than 15 years and the Fund's anticipated duration will be between two and 10 years. The Advisor also establishes a desired yield level for new issues relative to U.S. Treasury securities.
In managing the portfolio, the Advisor attempts to diversify the Fund's holdings within Ohio as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.
For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.
OHIO TAX-EXEMPT SECURITIES are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."
Investor Profile
Ohio residents seeking income exempt from federal and state income taxes
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
    State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.
    Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.
    Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
    Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
    Prepayment Risk: Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.
    Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
    If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
    Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.
    For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares for each of the last 10 calendar years.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                                    1 YEAR  5 YEARS  10 YEARS  SINCE CLASS INCEPTION*
 OHIO TAX-FREE FUND  TRUST SHARES
 Returns before taxes
 Returns after taxes on distributions(1)
 Returns after taxes on distributions and sales of Trust Shares(1)
 LB7MBI (reflects no deduction for fees, expenses or taxes)(2)

  (1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
  (2) The unmanaged LB7MBI comprises intermediate-term, investment-grade bonds with maturities between six and eight years.
  *    Since October 18, 1988.
FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

    SHAREHOLDER FEES* (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                    NONE

    ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)  TRUST SHARES
    Investment Advisory Fees                                                      0.50%
    Distribution (12b-1) Fees                                                      None
    Shareholder Servicing Fees                                                    0.25%
    Other Expenses                                                                0.42%
    Total Annual Fund Operating Expenses                                          1.17%

  *    Does not include any wire transfer fees, if applicable.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

              1 YEAR  3 YEARS  5 YEARS  10 YEARS
             ------------------------------------
 Trust Shares















SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
FUND SUMMARY
Investment Goal
To seek to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years
Investment Focus
U.S. government obligations and investment-grade corporate debt securities Principal Investment Strategy
Focuses on fixed income securities with maturities of less than 5 years that produce a high level of income.
Share Price Volatility
Low to Moderate
INVESTMENT STRATEGY
The Fund's investment objective is to seek to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years.
The Advisor invests primarily in corporate debt and U.S. government securities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a NRSRO or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. However, if a security is downgraded below investment-grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings. In managing the portfolio, the Advisor monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.
The Fund intends to invest in the securities of U.S. GSEs. Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."
Investor Profile
Investors willing to accept the risk of a low to moderate amount of fluctuation of their investment for the benefit of a higher total return
WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
    Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
    Credit Risk: Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
    Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the "Glossary of Investment Risks."
PERFORMANCE INFORMATION - TO BE FILED BY AMENDMENT
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares for each of the last 10 calendar years.

-----------------
|Best Quarter |||
-----------------
|Worst Quarter|||
-----------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)

                                                                    1 YEAR  5 YEARS  10 YEARS  SINCE CLASS INCEPTION
 SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND  TRUST SHARES
 Returns before taxes
 Returns after taxes on distributions(1)
 Returns after taxes on distributions and sales of Trust Shares(1)
 ML1-5YGC (reflects no deduction for fees, expenses or taxes)(2)

  (1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(K) plans.
  (2) The unmanaged ML1-5YGC is an index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 4.99 years.
  *    Since July 3, 1989.
  **   Since June 30, 1989.
FEES AND EXPENSES - TO BE FILED BY AMENDMENT
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WOULD PAY IF YOU BUY AND HOLD FUND SHARES. THE FIRST TABLE DESCRIBES THE FEES THAT YOU WOULD PAY DIRECTLY FROM YOUR INVESTMENT IF YOU PURCHASED OR SOLD FUND SHARES. THE SECOND TABLE DESCRIBES THE EXPENSES YOU WOULD PAY INDIRECTLY IF YOU HELD FUND SHARES.

    SHAREHOLDER FEES* (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                    NONE

    ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)  TRUST SHARES
    Investment Advisory Fees                                                      0.50%
    Distribution (12b-1) Fees                                                      None
    Shareholder Servicing Fees                                                    0.25%
    Other Expenses                                                                0.31%
    Total Annual Fund Operating Expenses                                          1.06%

  *    Does not include any wire transfer fees, if applicable.
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

               1 YEAR  3 YEARS  5 YEARS  10 YEARS
             -------------------------------------
 Trust Shares















                              SHARESHOLDER INFORMATION
Before you invest, we encourage you to carefully read the Fund profiles included in this Prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

CHOOSING A SHARE CLASS
The Funds listed in this Prospectus offer different classes of Shares, each of which has different expenses and other characteristics. One class of Fund Shares
- Trust Shares- is offered in this Prospectus. Three other classes of Fund Shares - Investment A Shares and Investment B Shares of the Funds, and Interfund Shares of the Money Market Fund - are offered in separate Prospectuses. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of Trust Shares:

TRUST SHARES
* No sales charges.
* No Distribution (Rule 12b-1) fees
* Available only to fiduciary, advisory, agency and other similar clients of The Huntington National Bank, its affiliates or correspondent banks as well as customers of third party financial institutions.
For the actual past expenses of the Trust Shares, see the individual Fund profiles earlier in this Prospectus.

All of the Funds also offer Investment A Shares, certain of the Funds offer Investment B Shares, and the Money Market Fund offers Interfund Shares. Each of these classes has its own expense structure. Investment A and Investment B Shares are available to investors who are not otherwise eligible for Trust Shares. Interfund Shares are available only for purchase by the Funds.




                                 DISTRIBUTION OF THE FUNDS
Edgewood Services, Inc. ("Distributor"), whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Funds offered by this Prospectus. From time to time, the Distributor may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Funds.


SHAREHOLDER SERVICES
The Trust has entered into an agreement with Huntington Bank under which Huntington Bank is entitled to receive a shareholder services fee of up to 0.25% of the average daily NAV of Trust Shares of each Fund for acting as shareholder servicing agent for the Funds, including providing shareholder assistance, and communicating or facilitating purchases and redemptions of Shares.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor, the Advisor and their affiliates may pay out of their own profits and reasonable resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds' Prospectus because they are not paid by the Funds.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fees arrangement. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the Funds and any services the financial intermediary provides. The Funds' Statement of Additional Information ("SAI") contains additional information on the types of additional payments that may be paid.





                                 PRICING SHARES
The price at which the Funds will offer or redeem Shares is the NAV per Share next determined after the order is considered received. The Funds do not assess any front end or contingent deferred sales charges. However, consult your financial institution to determine if there are additional fees or charges that are separately assessed when purchasing, exchanging or redeeming Shares. The Trust calculates NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method.

In computing NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange.



Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events, as described below. U.S. Government obligations held by the Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service.

Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE (generally 4:00 p.m., Eastern Time) on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security's market price is readily available. In such situations, the Trust's sub-financial administrator may request that the Trust's Pricing Committee, as described herein, make its own fair value determination.

Securities for which market quotations are not readily available are valued at their "fair value." In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund ("good faith fair valuation"). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee's procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate its NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds' Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the New York Stock Exchange ("NYSE"), which is when each Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds' Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since the International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since the Situs Small Cap Fund and the Real Asset Fund may invest some of their assets in foreign securities, they also may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

The Trust calculates the NAV per share for each of the Funds (other than the Money Market Funds) as of the close of regular trading of the NYSE (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The Trust calculates the NAV per share for each Money Market Fund twice a day, as follows: at 10:30 a.m. Eastern Time for the Ohio Municipal Money Market Fund and the Florida Tax- Free Money Fund; at 1:00 p.m. Eastern Time for the Money Market Fund and the U.S. Treasury Money Market Fund; and as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern Time) for each Money Market Fund, on each day that the NYSE is open.

In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing. Please call the Trust at (800) 253-0412, if you have any questions about purchasing Shares.

The Funds are open for business on any day the NYSE is open, except for Columbus Day and Veterans' Day. The Funds are closed on the following NYSE holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.




                                 PURCHASING SHARES
You may purchase Shares of the Money Market Funds on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets (as recommended by the Bond Market Association) are open, and as discussed under "Pricing Shares" above. You may purchase Shares of all the Income Funds and Equity Funds on any business day when both the Federal Reserve Bank and the NYSE are open.

WHAT SHARES COST
  MONEY MARKET FUNDS
Your purchase order is priced at the next NAV calculated after your order is received by the Trust or its designated agent. With regard to investments in the Money Market Fund or the U.S. Treasury Money Market Fund, if your order is received by the Trust or its designated agent before 1:00 p.m. (Eastern Time) and the Trust receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. With regard to investments in the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund, if your order is received by the Trust or its designated agent before 10:30 a.m. (Eastern Time) and the Trust receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. Investments in the money market funds made by check, Automated Clearing House ("ACH") or Systematic Investment Program ("SIP")

will begin earning dividends when the payment is converted to federal funds (normally the next business day).

  ALL OTHER FUNDS
Your purchase order is priced at the next NAV calculated after your order is received by the Trust or its designated agent.

In order to purchase Shares of a Fund (other than the Money Market Funds) on a particular day, the Trust must receive payment in good federal funds within three (3) business days.

NOTES ABOUT PURCHASES
The Trust reserves the right to suspend the sale of Shares of any of the Funds temporarily and the right to refuse any order to purchase Shares of any of the Funds.

If the Trust receives insufficient payment for a purchase, or the Trust does not receive payment within three (3) business days, or your check does not clear, it may cancel the purchase and you may be liable for any losses to the Funds. In addition, you will be liable for any losses or fees incurred by the Trust or its transfer agent in connection with the transaction.

The Funds may limit the amount of purchases and refuse to sell Shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds. Checks must be made payable to the Funds in U.S. dollars and drawn on a U.S. bank. The Funds and their servicing agent reserve the right to refuse any specific purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler's checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier's checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.

HOW TO BUY TRUST SHARES
1.Minimum investment requirements:
    *$1,000 for initial investments outside the Systematic Investment Program
     ("SIP")
    *$500 for subsequent investments
    *$50 for initial and subsequent investments through the SIP
2.Call
    *Your Huntington Account Administrator
    *Your Investment Professional
3.Make Payment
    *By check payable to the applicable Fund - Trust Shares to:
    The Huntington Funds
    P.O. Box 6110
    Indianapolis, IN 46206-6110
Note: Checks must be made payable to The Huntington Funds. Third party checks will not be accepted.
     (The Trust will treat your order as having been received once the Trust receives your check.)
     OR
    *By Federal funds wire to:
Huntington National Bank NA
     ABA #044000024
     Huntington Fund
     Account #01892228947
     Shareholder Name
     Shareholder Account Number
     (The Trust will treat your order as having been received immediately upon receipt by its transfer agent)
     OR
    *Through the SIP (Once you become a participant in SIP, your investments will be made automatically at your requested intervals)
Other methods of acceptable payment are discussed in the SAI.

REDEMPTION IN KIND
Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

SYSTEMATIC INVESTMENT PROGRAM ("SIP")
You may invest on a regular basis in Shares of one or more Funds through the SIP. To participate, you must open an account with the Trust by calling (800) 253-0412, request and complete an application, and invest at least $50 at periodic intervals.

Once you have signed up for the SIP, the Trust will automatically withdraw money from your bank account and invest it in Trust Shares of the Fund you specify. Your participation in the SIP may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.




                                 EXCHANGING SHARES
  MONEY MARKET FUNDS
On any business day when the Federal Reserve Bank, the NYSE, and the principal bond markets are open, you may exchange Trust Shares of the Funds for Trust Shares of any other Fund offering such Shares and as discussed under "Pricing Shares."

  ALL OTHER FUNDS
On any business day when both the Federal Reserve Bank and the NYSE are open, you may exchange Trust Shares of all other Funds for the same class of Trust Shares of any other Fund.

  ADDITIONAL INFORMATION
In order to exchange Shares of a Fund on a particular day, the Trust or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) that day.

The Trust may terminate or modify the exchange privilege at any time. In the case of termination or material changes other than the elimination of applicable sales charges, you will be given 60 days prior notice. However, the Fund's management or Advisor may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds. (See "Frequent Trading Policies")

An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss.

The SAI contains more information about exchanges.

HOW TO EXCHANGE SHARES
1.Satisfy the minimum account balance requirements
    *You must maintain the required minimum account balance in the Fund out of which you are exchanging Shares.
2.Call (You must have completed the appropriate section on your account application)
    *The Huntington Funds at (800) 253-0412
    *The Huntington Investment Company at (800) 322-4600
    *Your Huntington Account Administrator
    *Your Investment Professional
     OR
  Write
    *The Huntington Funds
    P.O. Box 6110
    Indianapolis, IN 46206-6110
3.Provide the required information
    *Specify that you are exchanging OUT OF Trust Shares of the designated Fund. *Your account number
    *The name and address on your account (account registrations must be identical)
    *The dollar amount or number of Shares to be exchanged
    *Name of the Fund into which you wish to make the exchange (exchange INTO) *Your signature (for written requests)
     (For corporations, executors, administrators, trustees and guardians, and in certain other special circumstances, telephone exchanges will not be available and you will need a New Technology Medallion Signature Guarantee in order to make an exchange.)

                                 REDEEMING SHARES
  MONEY MARKET FUNDS
You may redeem Shares of the Money Market Funds on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets are open, and as discussed under "Pricing of Shares" above.

  ALL OTHER FUNDS
You may redeem Shares of all other Funds on any business day when both the Federal Reserve Bank and the NYSE are open.

HOW TO REDEEM TRUST SHARES
1.Call (You must have completed the appropriate section on your account application)
    *The Huntington Funds at (800) 253-0412;
    *The Huntington Investment Company at (800) 322-4600; or
    *Your Huntington Account Administrator.
    *Your Investment Professional
     OR
  Write
    *The Huntington Funds
    P.O. Box 6110
    Indianapolis, IN 46206-6110
2.Provide the required information
    *The name of the Fund from which you wish to redeem Shares
    *Your account number
    *The name and address on your account
    *Your bank's wire transfer information (for wire transfers)
    *The dollar amount or number of Shares you wish to redeem
    *Your signature (for written requests)
     (If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Trust, or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a New Technology Medallion Signature Guarantee in order to redeem.)

Note: Proceeds from the redemption of Shares purchased by check, ACH, or SIP will be delayed until the purchase has cleared, which may take up to ten business days.

  ADDITIONAL INFORMATION
In order to redeem Shares of the Income Funds or Equity Funds on a particular day, the Trust or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).

For shareholders who request redemptions prior to 1:00 p.m. (Eastern Time) for the Money Market Fund and the U.S. Treasury Money Market Fund and prior to 10:30 a.m. (Eastern Time) for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund, usually the proceeds will be wired on the same day or a check will be mailed on the following business day. In addition, you will not receive dividends declared on the day of the redemption. For Money Market Fund shareholders who request redemptions after the cut-off times mentioned above and for shareholders of the Income Funds or Equity Funds, usually proceeds will be wired or a check will be mailed the following business day after NAV is next determined, in which case you will be entitled to receive dividends declared on the day of redemption. Redemption requests made through The Huntington Investment Company or a Huntington Account Administrator will be promptly submitted to the Trust. Proceeds are wired to an account previously designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder's address of record.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive periodic payments from redemptions of Trust Shares of one or more Funds you hold through the Systematic Withdrawal Program. To participate, you must have an account balance with the Trust of at least $10,000. Once you have signed up for the Program by calling the Trust, The Huntington Investment Company or your Account Administrator, the Trust will automatically redeem Shares from your account and electronically send the proceeds to the bank account you specify.



TELEPHONE TRANSACTIONS
If you authorized telephone transactions by completing the appropriate paperwork with the Funds and your investment professional, you are eligible to call to redeem or exchange Shares. Your telephone instructions may be recorded to verify that the Fund, its transfer agent and/or your investment professional follows reasonable procedures. Otherwise, they may be liable for losses due to unauthorized or fraudulent telephone instructions.


REDEMPTION OF ACCOUNTS WITH BALANCES UNDER $1,000
Due to the high cost of maintaining accounts with low balances, if your Trust Shares account balance in any one Fund falls below $1,000, the Trust may choose to redeem those Shares and close that account without your consent. The Trust will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in a Fund's NAV. If the Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.

OTHER INFORMATION
To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of Shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC. The Trust also reserves the right to postpone payment for more than seven days where payment for Shares to be redeemed has not yet cleared.


FREQUENT TRADING POLICIES
Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs, and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in a Fund's NAV in advance of the time as of which NAV is calculated or through an overall strategy to buy and sell Shares in response to incremental changes in a Fund's NAV.

The Funds' Trustees have approved policies and procedures intended to discourage excessive, frequent or short-term trading of the Funds' Shares. The Funds' fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See "Pricing Shares." The Funds also monitor trading in Shares in an effort to identify disruptive trading activity. The Funds monitor trades where there is a purchase and redemption or exchange of similar amount into and out of the Funds within a period of 45 days. The Funds may also monitor trades into and out of the Funds over periods longer than 45 days. Whether or not the specific monitoring limits are exceeded, the Funds' management or Advisor may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Funds and other shareholders and may preclude the shareholder from making further purchases or exchanges of Shares. The Funds' management and Advisor may also take action to limit or suspend further trading by a financial intermediary if it is deemed to be engaged in excessive trading and/or does not cooperate satisfactorily with requests for details about trading activity. No matter how the Funds define their limits on frequent trading of Shares, other purchases and sales of Shares may have adverse effects on the management of a Fund's portfolio and its performance. Also, it is possible that frequent trading may occur in the Funds without being identified because certain investors may seek to hide their identity or trading activity, or there may be operational or technical limitations that limit the Funds' ability to monitor and restrict frequent trading.

The Funds' objective is that their restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Funds anticipate that limitations on their ability to identify trading activity to specific shareholders, including where Shares are held through financial intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases. For example, while the Funds will seek the cooperation of financial intermediaries to enforce the Funds' policies on frequent trading, certain intermediaries may be unwilling or unable to implement such policies. Therefore, the Funds may be unable to uniformly monitor and restrict trading activity through such intermediaries. Also, because certain of the Funds are sold to participant-directed employee benefit plans, and there may be regulatory constraints on the plans' ability to limit trading by the individual participants, the Funds may not be able to effectively monitor or restricting trading by these participants.

The Advisor will provide to the Funds' Trustees a quarterly report of all potential occurrences which were detected during the preceding quarter, and a description of any action taken with respect thereto.


MONEY MARKET FUNDS
Given the short-term nature of the Money Market Funds' investments and their use of the amortized cost method for calculating the NAV of Money Market Fund Shares, the Funds do not anticipate that, in the normal case, frequent or short-term trading into and out of the Money Market Funds will have significant adverse consequences for the Money Market Funds and their shareholders. For this reason and because the Money Market Funds are intended to be used as liquid short-term investments, the Funds' policies or procedures to discourage frequent or short-term trading do not apply to the Money Market Funds' Shares. However, the Money Market Funds may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing or exchanging Shares of the Money Market Funds and other non-Money Market Funds if the Funds' management or Advisor determines from the amount, frequency or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the non-Money Market Funds and their shareholders.


                                 PORTFOLIO HOLDINGS INFORMATION
You can access summary portfolio composition information concerning each Fund's portfolio holdings in the "Fund Fact Sheets" option under the "Fund Shareholders" or "Prospective Investors" pages of The Huntington Funds' website at www.huntingtonfunds.com. This information is prepared as of the end of each quarter, is posted on the website approximately 30 days after the end of the quarter, and remains there until replaced by the information for the succeeding quarter. The summary portfolio composition information may include the following types of information, but is subject to change: identification of the Funds' top ten holdings, and percentage breakdowns of the portfolio holdings by sector, credit quality, and/ or country, as applicable.

In addition, the Funds' Annual and Semi-Annual reports contain complete listings of the Funds' portfolio holdings as of the end of the Funds' second and fourth fiscal quarters. You may obtain copies at www.huntingtonfunds.com or by calling 1-800-253-0412. Each Fund also prepares a report on Form N-Q of its portfolio holdings as of the end of the Funds' first and third fiscal quarters. Each of these fiscal quarter reports contains complete listings of each Fund's portfolio holdings and is filed with the SEC within 60 days of the end of the reporting period at the SEC's website at www.sec.gov, or you may request a copy by calling The Huntington Funds at 1-800-253-0412. These reports on Form N-Q and the Funds' Annual and Semi-Annual reports are also posted on the Funds' website at www.huntingtonfunds.com.






                                              MANAGEMENT OF THE TRUST
The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund's business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43215, serves as investment advisor to the Funds pursuant to investment advisory agreements with the Trust.

INVESTMENT ADVISOR
Subject to the supervision of the Trustees, the Advisor provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

The Advisor, a separate, wholly owned subsidiary of The Huntington National Bank, is the investment advisor to The Huntington Funds. As of December 31, 2006, the Advisor had assets under management of $[ ] billion. The Advisor (and its predecessor) has served as investment advisor to the Funds since 1987. (to be filed by amendment)

The Huntington National Bank is an indirect, wholly-owned subsidiary of HBI, a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43215. As of December 31, 2006,The Huntington National Bank had assets of $[ ] billion. (to be filed by amendment)

Subject to the supervision of the Advisor, the assets of the Macro 100 Fund are managed on a daily basis by the Sub-Advisor, Laffer Investments, Inc. (Laffer Investments), a portfolio management company. The Sub-Advisor is paid by the Advisor and not by the Fund. The address for Laffer Investments is 2909 Poston Avenue, 2nd Floor, Nashville, TN 37203. Laffer Investments has been managing mutual funds since 2004 and managing client assets since 2000. Laffer Investments leverages the research capabilities of its research partner, Laffer Associates, which has a 24-year track record of developing, testing and refining successful investment methodologies, research and models exclusively for the asset management industry. As of December 31, 2006, Laffer Investments managed more than $[ ] million in assets for corporate ERISA, corporate, foundation and endowment clients.

The Advisor has designated the following as Portfolio Managers. Included is their business experience for the last five years.

Kirk Mentzer and B. Randolph Bateman are jointly and primarily responsible for the day-to-day management of the Dividend Capture Fund. Mr. Mentzer is responsible for research, security selection and construction of the Dividend Capture Fund's portfolio. Mr. Bateman collaborates with Mr. Mentzer on making tactical changes in the strategic direction of the Dividend Capture Fund, and he monitors the portfolio's daily transactions.

Mr. Mentzer has served as a Co-Portfolio Manager of the Dividend Capture Fund since 2001 and Portfolio Manager of the Fixed Income Securities Fund since 2000. He is Senior Vice President and Director of Investment Research of the Advisor. Mr. Mentzer joined The Huntington National Bank in 2000 and serves as Senior Vice President. Mr. Mentzer has been a Portfolio Manager since 2000 and from 2000 to 2001 he was Director of Fixed Income Investments. He became Director of Investment Research in 2001. He served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000 and managed Firstar's Strategic Income and U.S. Government funds from 1999 to 2000. Mr. Mentzer received his M.B.A. from Xavier University.

Mr. Bateman has served as a Co-Portfolio Manager of the Dividend Capture Fund since 2001 and Portfolio Manager of the Situs Small Cap Fund since 2002. He is President and Chief Investment Officer of the Advisor. Mr. Bateman joined The Huntington National Bank in 2000 as Chief Investment Officer. Mr. Bateman served as Senior Vice President of Star Bank from 1988 through 2000. Mr. Bateman is a Chartered Financial Analyst. He received his Bachelor's Degree from North Carolina State University.

James J. Gibboney, Jr. and Martina Cheung are jointly and primarily responsible for the day-to-day management of the Growth Fund. Ms. Cheung manages a small percentage of the Growth Fund's portfolio using quantitative analysis. Mr. Gibboney manages the remainder of the Growth Fund's portfolio using qualitative analysis. Ms. Cheung and Mr. Gibboney collaborate to monitor the Growth Fund's cash flows, and consult with each other regarding securities selection to avoid duplication of securities within their respective portions of the portfolio. Ms. Cheung and Mr. Gibboney are otherwise independently responsible for the research, security selection and construction of, and have independent decision-making authority over their respective portions of the Growth Fund's portfolio.

Mr. Gibboney has served as a Co-Portfolio Manager of the Growth Fund since 1993. He is Senior Vice President of the Advisor. Mr. Gibboney joined The Huntington National Bank in 1989 and became Senior Vice President in 2003. Mr. Gibboney served as Vice President of The Huntington National Bank from 1989 through 2003. Mr. Gibboney is a Chartered Financial Analyst. He received his M.B.A. from Xavier University.


Ms. Cheung has served as a Co-Portfolio Manager of the Growth Fund since 2005. She is Vice President of the Advisor. Ms. Cheung joined The Huntington National Bank in 1995 as a securities analyst. She has been responsible for the investment management of financial assets for individuals, pension funds and charitable foundations. Ms. Cheung has earned the Charter Financial Analyst and Charter Market Technician designation. She received her Bachelor's degree in Finance and Management Information Systems from Ohio State University and received her M.B.A. from Capital University.

Christopher G. Cwiklinski and Craig J. Hardy are jointly and primarily responsible for the day-to-day management of the Income Equity Fund. They jointly undertake all aspects of portfolio management, and collaborate on research, stock selection and portfolio construction.

Mr. Hardy has served as a Co-Portfolio Manager of the Income Equity Fund since 2003. He is Vice President of the Advisor. Mr. Hardy joined The Huntington National Bank in 1998 as a Vice President and is a member of its Investment Policy Committee. Mr. Hardy is a Chartered Financial Analyst. He received his Bachelor's degree in Economics from Princeton University and received his M.B.A. from Case Western Reserve University.

Mr. Cwiklinski has served as a Co-Portfolio Manager of the Income Equity Fund since 2003. He is Vice President of the Advisor. Mr. Cwiklinski joined The Huntington National Bank in 2001 as a Vice President. From November 2000 to March 2001, Mr. Cwiklinski served as a consultant for Segal Advisors, and from August 1997 to November 2000, he served as a Portfolio Manager for National City Bank. Mr. Cwiklinski is a Chartered Financial Analyst. He received his Bachelor's degree in Business Administration from Bowling Green State University.

Madelynn M. Matlock has served as the Portfolio Manager of the International Equity Fund since 2002. She is Senior Vice President of the Advisor. Ms. Matlock joined The Huntington National Bank in 2002 and serves as Senior Vice President and Director of International Investments. She served as Director of Research and Director of International Investment for Bartlett & Co. from 1981 through 2001. Ms. Matlock is a Chartered Financial Analyst, and received her Bachelor's Degree and M.B.A. in Finance from the University of Cincinnati.

Arthur B. Laffer, Ph.D. and Arthur B. Laffer, Jr. are jointly and primarily responsible for the day-to-day management of the Macro 100 Fund. Dr. Laffer and Mr. Laffer manage the Fund using proprietary quantitative modeling and software. Mr. Laffer implements trading for the Macro 100 Fund's portfolio and monitors the portfolio's risk. In doing so, he consults with Dr. Laffer, who is the lead portfolio manager and has ultimate decision-making authority over all aspects of the Macro 100 Fund's management. Dr. Laffer has served as Co-Portfolio Manager of the Macro 100 Fund since 2004. Dr. Laffer has been the Chairman and Chief Investment Officer of Laffer Investments since 1999 and the Chairman of Laffer Associates since 1979. Dr. Laffer was the architect of supply-side economics and was a primary economic advisor under the Reagan Administration in the U.S. and the Thatcher Administration in the UK. Dr. Laffer received his Bachelor's Degree from Yale University and his M.B.A. and Ph.D in economics from Stanford University. Mr. Laffer has served as Co-Portfolio Manager of the Macro 100 Fund since 2004. He has been the Chief Executive Officer and President of Laffer Investments since 1999, and Chief Executive Officer and President of Laffer Associates since 1997.

Kathy Stylarek has served as the Portfolio Manager of the Ohio Tax-Free Fund and Michigan Tax-Free Fund since 2001. She is Vice President of the Advisor. Ms. Stylarek joined the Advisor in 2001 and is a Vice President of The Huntington National Bank. Ms. Stylarek served as Senior Trader at SunTrust Bank from 1997 through 2001. She received her Bachelor's Degree from the University of South Florida.

Christopher M. Rowane has served as the Portfolio Manager of the Mid Corp America Fund since 2001. He is Senior Vice President of the Advisor. Mr. Rowane joined The Huntington National Bank in 2000 and is a Senior Vice President and member of its Investment Policy Committee. He has been the Regional Manager for the Investment Management Team in Southern Ohio, Kentucky and Indiana since 2000. Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane is a Chartered Financial Analyst. He received his Bachelor's Degree and M.B.A. from Gannon University.

Peter Sorrentino has served as the Portfolio Manager of the Real Asset Fund since the Fund's inception. Mr. Sorrentino joined The Huntington National Bank in October of 2006 as a Senior Portfolio Manager and is Vice President of the Advisor. From 2001 until joining Huntington, he served as the lead portfolio manager for the Legg Mason Balanced Trust. Mr. Sorrentino is a Chartered Financial Analyst. He received his Bachelor's Degree in Finance and Accounting from the University of Cincinnati.

William G. Doughty and Gustave J. Seasongood are jointly and primarily responsible for the day-to-day management of the Mortgage Securities Fund. Mr. Seasongood is responsible for the research, security selection and construction of the portion of the Mortgage Securities Fund's portfolio that is invested in REITs. Mr. Doughty is responsible for the research, security selection and construction of the remainder of the Mortgage Securities Fund's portfolio. Mr. Doughty and Mr. Seasongood have independent decision- making authority over their respective portions of the Mortgage Securities Fund's portfolio, but do collaborate to determine the amount of the portfolio that will be invested in REITs, and to monitor the Mortgage Securities Fund's cash flows.

Mr. Seasongood has served as a Co-Portfolio Manager of the Mortgage Securities Fund since 2001. He is Vice President of the Advisor. Mr. Seasongood joined the Huntington National Bank in 1995 as a Portfolio Manager and is Vice President. Mr. Seasongood is a Chartered Financial Analyst. He received his Bachelor's degree from Villanova University and his M.B.A. from Temple University.

Mr. Doughty has served as a Co-Portfolio Manager of the Mortgage Securities Fund, and Portfolio Manager of the Intermediate Government Income Fund and Short/Intermediate Fixed Income Securities Fund since 1999. He is Vice President of the Advisor. Mr. Doughty joined The Huntington National Bank in 1961 and serves as Vice President. He is a member of the Huntington National Bank's Investment Policy Committee and Manager of both the Fixed and Equity Trading Desk. He received his M.B.A. from The University of Dayton.

Dr. Bernard Shinkel has served as the Portfolio Manager of the New Economy Fund since 2001. He is Vice President of the Advisor. Dr. Shinkel joined The Huntington National Bank in 1997 as a Portfolio Manager for individual and institutional accounts and is Vice President. He received his Master's in Taxation from Walsh College of Accountancy and Business. Dr. Shinkel received his Master's and Ph.D. in Management from Purdue University.

Paul Koscik has served as the Portfolio Manager of the Rotating Markets Fund since 2001. He is Vice President of the Advisor. Mr. Koscik joined The Huntington National Bank in 1984 as a Portfolio Manager and serves as Vice President. He received his Bachelor's Degree and J.D. from the University of Akron.

The Funds' SAI provides additional information about the Portfolio Managers' compensation, management of other accounts, and ownership of securities in the Funds.






                                 FEES PAID TO ADVISOR AND AFFILIATES
The Advisor and its affiliates provide the Funds with advisory, administration, transfer agency, accounting and custodian services.

A discussion of the Trustees' review of the investment advisory agreements with the Trust is available in the Fund's Annual Report for the period ended December 31, 2006.

ADVISORY SERVICES
The Trust pays the Advisor management fees as a percentage of average daily net assets ("ADNA") as follows:

Florida Tax-Free Money Fund, Money Market Fund and Ohio Municipal Money Market Fund pay the following fee based on the ADNA of the individual Fund:

 TIERED                                          ANNUAL RATE
 Up to $500 million                                 0.30%
 On the next $500 million                           0.25%
 On excess of $1 billion                            0.20%

 ALL OTHER FUNDS:
 U.S. Treasury Money Market Fund                    0.20%
 Dividend Capture Fund                              0.75%
 Growth Fund                                        0.60%
 Income Equity Fund                                 0.60%
 International Equity Fund                          1.00%
 Macro 100 Fund*                                    0.75%
 Mid Corp America Fund                              0.75%
 New Economy Fund                                   0.85%
 Real Asset Fund                                    0.75%
 Rotating Markets Fund                              0.50%
 Situs Small Cap Fund                               0.75%
 Fixed Income Securities Fund                       0.50%
 Intermediate Government Income Fund                0.50%
 Michigan Tax-Free Fund                             0.50%
 Mortgage Securities Fund                           0.50%
 Ohio Tax-Free Fund                                 0.50%
 Short/Intermediate Fixed Income Securities Fund    0.50%
* Pursuant to its Sub-Advisory agreement with the Advisor, Laffer Investments receives an annual fee equal to 0.50% of the Macro 100 Fund's ADNA. This fee is paid by the Advisor and not the Macro 100 Fund.

ADMINISTRATION SERVICES
The Huntington Bank provides administration services at the following annual rate of the ADNA of the Funds:
      MAXIMUM             AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE       NET ASSETS OF THE FUNDS
       .135%         on the first $4 billion
       .125%         on the next $3 billion
       .115%         on assets in excess of $7 billion
There is no minimum annual fee per Fund or class of Shares.

Federated Services Company, a wholly-owned subsidiary of Federated Investors, Inc., serves as sub-administrator to the Funds, assisting with the provision of administrative services necessary to operate the Funds. Out of the fees paid by the Funds, the Huntington Bank pays Federated Services Company fees for its sub-administrative services at the following annual rate of the ADNA of the Funds:

        MAXIMUM               AVERAGE AGGREGATE DAILY
 SUB-ADMINISTRATIVE FEE       NET ASSETS OF THE FUNDS
          .05%           on the first $3 billion
          .04%           on the next $2 billion
          .03%           on assets in excess of $5 billion
There is a minimum annual fee per Fund of $50,000.

FINANCIAL ADMINISTRATION AND PORTFOLIO ACCOUNTING SERVICES
The Huntington Bank is entitled to receive a maximum fee of .0425% of the Funds' ADNA for financial administration and portfolio accounting services (subject to a minimum annual fee of $9,000 for each additional class of Shares of any Fund with more than one class of Shares).

The Huntington Bank has sub-contracted certain fund accounting services to BISYS Fund Services Ohio, Inc. ("BISYS"). Out of the fees paid by the Funds, The Huntington Bank pays BISYS for these services. The fees paid for administrative, sub-administrative and financial administrative services are based on the level of average net assets of each Fund for the period, subject to minimum fees in certain circumstances.

CUSTODY SERVICES
The Huntington Bank serves as each of the Funds' custodian, except the International Equity Fund, and receives a maximum fee of 0.26% of each Fund's ADNA, plus out-of-pocket expenses. State Street Bank and Trust Company ("State Street") serves as custodian for the International Equity Fund. The Bank of New York serves as sub-custodian of the Situs Small Cap and Real Asset Funds' foreign assets.

PFPC Trust Company serves as sub-custodian for the securities lending program and retains a portion of earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.

The Huntington Bank also receives an administrative fee from the lending agent for the transaction activity associated with the securities lending program.

TRANSFER AGENCY SERVICES
Unified Fund Services, Inc. ("Unified"), a subsidiary of Huntington, is transfer and dividend disbursing agent for the Funds. For its services, Unified is entitled to receive a yearly fixed amount per shareholder account, subject to a yearly minimum fee of $12,000 per portfolio and/or share class ($6,000 per variable annuity portfolio). Unified is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

SHAREHOLDER SERVICES FEES
Trust Shares are also subject to either an administrative services fee of 0.25% of the ADNA to be paid to The Huntington National Bank or a shareholder services fee not to exceed 0.25% of the ADNA to be paid through the Distributor from Fund assets. The Advisor and its affiliates may pay out of their own reasonable resources and profits fees or other expenses for shareholder and/or recordkeeping services and/or marketing support.






                                              DIVIDENDS AND DISTRIBUTIONS
The Money Market Funds and all of the Income Funds, except the Mortgage Securities Fund, declare dividends on investment income daily and pay them monthly. The Mortgage Securities Fund declares and pays dividends monthly.

Each of the other Funds offered by this Prospectus declares and pays dividends on investment income, if any, according to the following schedule:

 Dividend Capture Fund     Monthly
 Growth Fund               Quarterly
 Income Equity Fund        Monthly
 International Equity Fund Annually
 Macro 100 Fund            Annually
 Mid Corp America Fund     Annually
 New Economy Fund          Annually
 Real Asset Fund           Quarterly
 Rotating Markets Fund     Annually
 Situs Small Cap Fund      Annually
The Funds also make distributions of net capital gains, if any, at least annually.

If you purchase Shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust.


DISTRIBUTION OPTIONS
All dividends and distributions payable to a holder of Shares will be automatically reinvested in additional Shares of the same class of the Fund, unless the shareholder makes an alternative election. Shareholders may choose to receive all distributions in cash or may choose to reinvest capital gains distributions, but receive all other distributions in cash.


TAX CONSEQUENCES
There are many important tax consequences associated with investment in the Funds offered by this Prospectus. The following is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

FEDERAL INCOME TAXES
  TAXATION OF SHAREHOLDER TRANSACTIONS
An exchange of a Fund's Shares for Shares of another Fund will be treated as a sale of the Fund's Shares and, as with all sales, exchanges or redemptions of Fund Shares, any gain on the transaction will be subject to federal income tax.

  TAXATION OF DISTRIBUTIONS
Each of the Funds offered by this Prospectus intends to distribute substantially all of its net investment income (including net realized capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the Shares. Additionally, distributions of investment income designated by the Fund as derived from "qualified investment income" will be taxed at the rate applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. Long-term capital gains rates applicable to individuals have been reduced to 15%, with lower rates applicable to taxpayers in the 10% and 15% rates, through December 31, 2008. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

  EXEMPT-INTEREST DIVIDENDS
If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes but may be subject to state and local taxes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the AMT. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the AMT. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

  AVOID WITHHOLDING TAX
Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to meet certain requirements imposed by the IRS. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

STATE INCOME TAXES
In addition to the exemption from federal income taxes, the income dividends distributed by the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are generally intended to be exempt from Ohio personal income taxes. Similarly, the income dividends distributed by the Michigan Tax-Free Fund are generally intended to be exempt from Michigan city and state personal income taxes and the Michigan single business tax. For any portion of these Funds not invested in tax-exempt securities, distributions of income dividends may be subject to state taxation.

With respect to the Florida Tax-Free Money Fund, the state of Florida does not currently impose an income tax on individuals, but does impose such a tax on corporations. Consequently, the income dividends distributed by the Florida Tax-Free Money Fund will not be subject to Florida taxation for individuals, but may be taxable to corporate shareholders (including limited liability company shareholders that are taxed as corporations for federal income tax purposes). Effective January 1, 2007, Florida repealed its intangible personal property tax, which perviously caused the Florida Tax-Free Money Fund to manage its investments in sucha a way as to minimize and/or avoid having its Shares subject to such tax.


FINANCIAL INFORMATION
FINANCIAL HIGHLIGHTS
The financial highlights tables that follow are intended to help you understand each Fund's financial performance for the fiscal years ended December 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements, which, for the years ended December 31, 2006, 2005 and 2004, has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, is included in the Funds' Annual Report, which is available upon request. The information for years or periods ended on or before December 31, 2003 has been audited by another independent registered public accounting firm.

FINANCIAL HIGHLIGHTS
TO BE FILED BY AMENDMENT





ADDITIONAL INVESTMENT STRATEGIES
FUNDAMENTAL INVESTMENT POLICIES
The following are fundamental policies of the indicated Fund:

FLORIDA TAX-FREE MONEY FUND
* under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax.
OHIO MUNICIPAL MONEY MARKET FUND
* under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.
GROWTH FUND
* at least 65% of total assets will be invested in equity securities.
MICHIGAN TAX-FREE FUND
* under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Michigan state income tax.
OHIO TAX-FREE FUND
* under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Ohio state income tax.
* no investment in securities which generate income treated as a preference item for federal AMT purposes.
SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
* at least 65% of total assets in fixed income securities.
ADDITIONAL INVESTMENT INFORMATION

Funds (other than the Money Market Funds) may invest in an affiliated money market fund or short-term investments in order to maintain sufficient cash to pay for daily net redemptions and portfolio transactions. In the event that the Fund does not have sufficient cash for these purposes, it could incur overdrafts, enter into reverse repurchase agreements or otherwise borrow money in accordance with its investment limitations.


Real Asset Fund. Currently, U.S. tax laws prevent the Fund from investing more than 25% of its assets in companies treated as qualified publicly traded partnerships (such as MLPs and certain ETCFs). Such laws also limit the Fund's ability to invest directly in real estate and commodities, in derivative contracts for real estate or commodities, and in other types of partnerships or trusts (other than REITs) that make such direct or derivative investments. Consequently, the Fund will need to invest in securities issued by real estate-related and commodity-related businesses and IPS that are affected only indirectly by changing prices for real estate and commodities. IPS may include non-U.S. dollar denominated fixed income securities issued by foreign governments, their agencies and instrumentalities or corporations, and related derivative contracts. The Fund also may invest in fixed income securities denominated in another currency if the Adviser expects favorable global market conditions to increase the exchange rate of such currency against the U.S. dollar. IPS also may include certain CMOs that historically have outperformed other types of fixed income securities during periods of increased inflation or rising interest rates.


The Fund may sell options on securities or financial futures contracts to earn income from the premiums. For example, the Fund may sell a put option for a security with the expectation that the price of the security will probably remain above the strike price of the option, so that the option will not be exercised. If the price of the security or contract does not behave as expected, the Fund may have to purchase the underlying security or contract for more than its market value, in the case of a put option, or sell a security or contract for less than its market value, in the case of a call option.

Rotating Markets Fund.Both in current market conditions and, more importantly, over longer time periods, the Advisor believes that rotating investments among equity market segments, each of which may be representative of one or more indices, holds the most promise of maximizing performance for Fund shareholders. The Advisor believes that a focus on investing in stocks representative of one of four equity market segments (i.e., small-cap, mid-cap, large-cap and global) will offer the greatest potential for capital appreciation. At any given time, the Fund will be invested (with the exception of cash and short-term securities) in one of the four equity market segments as selected by the Advisor from time to time.

While there is no present intention to do so, it is possible that, in the future, the Advisor will seek to add other market segments for possible investments, subject to modification of the Prospectus to reflect such a change. In addition, the Advisor will retain the flexibility to invest in growth and/or value stocks based on its expectation of what will provide the greatest potential for capital appreciation at any given time. The Advisor does not intend to concentrate in any particular industry or sector. As a result, the Advisor retains a broad mandate and discretion to invest in those stocks in a market segment that it believes are best positioned at any time to provide shareholders with capital appreciation. There is no guarantee that the Advisor will be able to predict the equity market segment that offers the greatest return or the timing of rotations among equity market segments. To the extent the Fund invests in index-based securities an investor will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund's Shares, and he/she may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund's ability to invest in index-based securities, he/she may receive taxable capital gains distributions to a greater extent than would be the case if he/she invested directly in the securities comprising the index.



                                 INVESTMENT PRACTICES
The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the SAI for more details about these and other securities in which the Funds may invest.

 FUND NAME                                       FUND CODE
 Florida Tax-Free Money Fund                         1
 Money Market Fund                                   2
 Ohio Municipal Money Market Fund                    3
 U.S. Treasury Money Market Fund                     4
 Dividend Capture Fund                               5
 Growth Fund                                         6
 Income Equity Fund                                  7
 International Equity Fund                           8
 Macro 100 Fund                                      9
 Mid Corp America Fund                              10
 New Economy Fund                                   11
 Real Asset Fund                                    12
 Rotating Markets Fund                              13
 Situs Small Cap Fund                               14
 Fixed Income Securities Fund                       15
 Intermediate Government Income Fund                16
 Michigan Tax-Free Fund                             17
 Mortgage Securities Fund                           18
 Ohio Tax-Free Fund                                 19
 Short/Intermediate Fixed Income Securities Fund    20



INSTRUMENT                                                                                                FUND CODE     RISK TYPE
American Depository Receipts (ADRs): ADRs are foreign shares of a company held by a U.S. bank that          5-14         Market
issues a receipt evidencing ownership. ADRs pay dividends in U.S. dollars. Generally, ADRs designed                     Political
for trading in the U.S. securities markets.                                                                              Foreign
                                                                                                                       Investment
                                                                                                                        Currency
                                                                                                                      Custodial and
                                                                                                                         Related
                                                                                                                       Investment
                                                                                                                          Costs

Asset-Backed Securities: Securities backed by company receivables, home equity loans, truck and auto      1-4, 11,     Prepayment
loans, leases, credit card receivables and other securities backed by other types of receivables or        14, 18,      Extension
assets.                                                                                                      20          Market
                                                                                                                         Credit
                                                                                                                        Regulator

Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank.        1-3,5-11,      Credit
They generally have maturities of six months or less.                                                       13-20       Liquidity
                                                                                                                         Market

Bonds: Bonds or fixed income securities pay interest, dividends or distributions at a specified rate.     1-16, 18,      Market
The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer        20          Credit
of a bond or a fixed income security must repay the principal amount of the security, normally within                   Liquidity
a specified time. Bonds or fixed income securities provide more regular income than equity                             Prepayment
securities. However, the returns on bonds or fixed income securities are limited and normally do not                    Extension
increase with the issuer's earnings. This limits the potential appreciation of bonds or fixed income securities as a compared to equity securities.

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the     5-14, 18     Management
option to sell, a security at a specified price. A put option gives the buyer the right to sell, and                    Liquidity
obligates the seller of the option to buy, a security at a specified price. Those Funds that are                         Credit
authorized to write or purchase put and call options must cover such options and may buy bonds'                          Market
existing option contracts known as "closing transactions."                                                              Leverage

Certificates of Deposit: Negotiable instruments with a stated maturity.                                    1-3, 5-       Market
                                                                                                          11, 13-20      Credit
                                                                                                                        Liquidity

Commercial Paper: Secured and unsecured short-term promissory notes                                        1-3, 5-       Credit
issued by corporations and other entities. Their maturities generally vary                                11, 13-20     Liquidity
from a few days to nine months.                                                                                          Market

Common Stock: Shares of ownership of a company.                                                           5-14, 18       Market
Convertible Securities: Bonds or preferred stock that convert to common stock.                            5-11, 13-      Market
                                                                                                           15, 18,       Credit
                                                                                                             20

Demand Notes: Securities that are subject to puts and standby commitments to purchase the securities       1-3, 5-       Credit
at a fixed price (usually with accrued interest) within a fixed period of time following demand by a       11, 13,       Market
Fund.                                                                                                        20         Liquidity
                                                                                                                       Management

Derivatives: Instruments whose value is derived from an underlying contract, index or security, or          5-20       Management
any combination thereof, including futures, options (e.g., put and calls), options on futures, swap                      Market
agreements, and some mortgage-backed securities.                                                                         Credit
                                                                                                                        Liquidity
                                                                                                                        Leverage

European Depositary Receipts (EDRs): EDRs, which are sometimes referred to as Continental Depositary      8, 9, 11-      Market
Receipts, are securities, typically issued by a non-U.S. financial institution, that evidence                14         Political
ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer.                     Foreign
Generally, EDRs are designed for trading in European securities markets.                                               Investment
                                                                                                                        Currency
                                                                                                                      Custodial and
                                                                                                                         Related
                                                                                                                       Investment
                                                                                                                          Costs

Exchange-Traded Commodity Funds (ETCFs): ETCFs invest in commodities, either directly or through              12          >Market
derivative contracts and are treated as partnerships or grantor trusts for U.S. tax purposes. ETCFs                    Agriculture
may invest a single commodity (such as gold) or manage a pool of derivative contracts that tracks a                      Energy
commodity index (such as the Dow Jones-AIG Commodity Index).                                                         Diversification
                                                                                                                       Mineral and
                                                                                                                         Mining
                                                                                                                          Real
                                                                                                                       Estate/REIT
                                                                                                                           Tax
                                                                                                                        Liquidity
                                                                                                                      Fee Layering

Foreign Securities: Stocks issued by foreign companies including ADRs, EDRs and Global Depository           5-20         Market
Receipts (GDRs), as well as commercial paper of foreign issuers and obligations of foreign                              Political
governments, companies, banks, overseas branches of U.S. banks or supranational entities.                                Foreign
                                                                                                                       Investment
                                                                                                                        Liquidity
                                                                                                                        Currency
                                                                                                                      Custodial and
                                                                                                                         Related
                                                                                                                       Investment
                                                                                                                          Costs

Forward Foreign Currency Contracts: An obligation to purchase or sell a specific amount of a currency     5-15, 20     Management
at a fixed future date and price set by the parties involved at the time the contract is negotiated.                    Liquidity
                                                                                                                         Credit
                                                                                                                         Market
                                                                                                                        Political
                                                                                                                        Leverage
                                                                                                                         Foreign
                                                                                                                       Investment
                                                                                                                        Currency
                                                                                                                      Custodial and
                                                                                                                         Related
                                                                                                                       Investment
                                                                                                                          Costs

Foreign Exchange Contracts: Spot currency trades whereby one currency is exchanged for another. The       8, 13, 14    Management
Fund may also enter into derivative contracts in which a foreign currency is an underlying contract.                    Liquidity
                                                                                                                         Credit
                                                                                                                         Market
                                                                                                                        Political
                                                                                                                        Leverage
                                                                                                                         Foreign
                                                                                                                       Investment
                                                                                                                        Currency
                                                                                                                      Custodial and
                                                                                                                         Related
                                                                                                                       Investment
                                                                                                                          Costs

Futures and Related Options: A contract providing for the future sale and purchase of a specific            5-20       Management
amount of a specific security, class of securities, or index at a specified time in the future and at                    Market
a specified price. The aggregate value of options on securities (long puts and calls) will not exceed                    Credit
10% of a Fund's net assets at the time it purchases the options. Each Fund will limit obligations                       Liquidity
under futures, options on futures, and options on securities to no more than 25% of the Fund's                          Leverage
assets.

Global Depositary Receipts (GDRs): GDRs are securities, typically issued globally by a non-U.S.           8, 9, 11-      Market
financial institution, that evidence ownership interests in a security or a pool of securities issued        14         Political
by either a U.S. or foreign issuer. Generally, GDRs are designed for trading in non-U.S. securities                      Foreign
markets.                                                                                                               Investment
                                                                                                                        Currency
                                                                                                                      Custodial and
                                                                                                                         Related
                                                                                                                       Investment
                                                                                                                          Costs

Illiquid Securities: Securities that ordinarily cannot be sold within seven business days at the            1-20        Liquidity
value the Fund has estimated for them.  The Funds may invest up to 15% of their assets in illiquid                       Market
securities.

Index-Based Securities: Index-based securities such as iShares Russell 2000 Index Fund, Standard &          5-14         Market
Poor's Depository Receipts ("SPDRs") and NASDAQ- 100 Index Tracking Stock ("NASDAQ 100"), include exchange traded funds and represent ownership in an investment portfolio of common stocks designed to track the price, performance and dividend yield of an index, such as the Russell 2000 Index or the
NASDAQ-100. Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less expenses.

Inflation-Protected Securities: Inflation-protected securities are fixed-income securities whose              12           Market
principal value or interest rate is adjusted periodically according to changes in a specific price                     Inflation-
index (such as the Consumer Price Index).  If the price index falls (deflation), the principal value                   Protection
or interest rate of the securities will be adjusted downward and consequently the interest payable on                   Security
these securities will be reduced. U.S. Treasury Inflation-Protected Securities, also known as "TIPs",                    Credit
are adjusted as to principal; repayment of the original principal upon maturity of the security is guaranteed if the security is purchased when originally issued. With respect to other types of inflation-protected securities that are adjusted to the principal amount, the adjusted principal value of the security repaid at maturity may be less than the original principal. Most other types of inflation-protected securities, however, are adjusted with respect to the interest rate, which has a minimum of 0%, and the principal value does not change.

Interests in Other Business Organizations: Entities such as limited partnerships, limited liability        5-6, 8-       Market
companies, business trusts and companies organized outside the United States may issue securities          12, 14        Foreign
comparable to common or preferred stock. Limited partnerships are partnerships consisting of one or                    Investment
more general partners, by whom the business is conducted, and one or more limited partners who                          Currency
contribute capital to the partnership. Limited liability companies frequently consist of one or more                  Custodial and
managing members, by whom the business is conducted, and other members who contribute capital to the                     Related
company. Limited partners and members of limited liability companies generally are not liable for the                  Investment
debts of the partnership beyond their capital contributions or commitments. Limited partners and non-                     Costs
managing members are not involved in the day-to-day management of the partnership or limited                               Tax
liability company. They receive income and capital gains from the partnership or company in accordance with the terms established in the partnership or operating agreement. Typical limited partnerships and limited liability companies are involved in real estate, oil and gas, and equipment leasing, but they also finance movies, research and development, and other projects.

For an organization classified as a partnership under the Internal Revenue Code (including most limited partnerships and limited liabilities companies), each item of income, gain, loss, deduction and credit is not taxed at the partnership level but flows through with the same character to the partners or members. This allows the partnership to avoid double taxation.

A master limited partnership (MLP) is a publicly traded limited partnership or limited liability company. MLPs combine the tax advantages of a partnership with the liquidity of a publicly traded security. MLPs must limit their operations to avoid being taxed as corporations under the Internal
Revenue Code.

Investment Company Securities: Shares of registered investment companies. These may include                 1-20         Market
Huntington Money Market Fund and other registered investment companies for which the Advisor or any of their affiliates serves as investment advisor, administrator or distributor. Investment company securities may also include index-based securities. Shares of most index-based securities are listed and traded on stock exchanges at market prices, although some Shares may be redeemable at NAV for cash or securities. Index-based securities may be purchased in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, index-based securities charge asset-based fees, although these fees tend to be relatively low. Index-based securities generally do not charge initial sales charges or redemption fees but investors pay customary brokerage commissions and fees to buy and sell index-based security shares. Except for the Rotating Markets Fund and Real Asset Fund, each of the
Funds generally may invest up to 5% of its assets in the Shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company and may not invest more than 10% of its assets in the Shares of other registered investment companies
("3, 5, 10% limits"). However, each of the Funds may invest up to 25% of its assets in the Interfund
Shares of the Huntington Money Market Fund, pursuant to an SEC exemptive order. In addition, pursuant to new exemptive rules, the Funds may exceed the general 3, 5, 10% limits subject to certain conditions of the rules. The Rotating Markets Fund and Real Asset Fund each may invest all or a portion of its assets in the Shares of any one investment company or investment companies, but may not own more than 3% of the securities of any one investment company. If either Fund owns more than
1% of the Shares of an investment company, that portion that exceeds 1% may be considered illiquid and would be subject to the limitation on investing in illiquid securities. As a shareholder of another investment company, the Fund will indirectly bear investment management fees and other fees and expenses of that other investment company, which are in addition to the management and other fees the Fund pays its own Advisor.

Investment-grade Securities: Securities rated BBB or higher by Standard & Poor's; Baa or better by          5-20         Market
Moody's; similarly rated by other; NRSROs; or, if not rated, determined to be of comparably high                         Credit
quality by the Advisor.

Money Market Instruments: Investment-grade, U.S. dollar-denominated debt securities with remaining          1-20         Market
maturities of one year or less. These may include short-term U.S. government obligations, commercial                     Credit
paper and other short- term corporate obligations, repurchase agreements collateralized with U.S.
government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

Mortgage-Backed Securities: Bonds backed by real estate loans and pools of loans. These include CMOs      4-11, 13-    Prepayment
and real estate mortgage investment conduits (REMICs).                                                       20          Market
                                                                                                                         Credit
                                                                                                                       Regulatory
                                                                                                                        Extension

Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month        18        Prepayment
and simultaneously contracts with the same party to repurchase similar but not identical securities                      Market
on a specified future date.                                                                                            Regulatory
                                                                                                                        Extension

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for            1-3, 7,       Market
various public purposes. Municipal securities include private activity bonds and industrial                 15-20        Credit
development bonds, as well as general obligation bonds, tax anticipation notes, bond anticipation                    Diversification
notes, revenue anticipation notes, project notes, other short-term tax-exempt obligations, municipal                    Political
leases, and obligations of municipal housing authorities (single family revenue bonds).                                    Tax
There are two general types of municipal bonds:                                                                        Regulatory
General-Obligation Bonds, which are secured by the taxing power of the issuer and Revenue Bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax.
These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by taxes on specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.

Obligations of Supranational Agencies: Securities issued by supranational agencies that are chartered     8, 13, 14      Credit
to promote economic development and are supported by various governments and government agencies.                        Foreign
                                                                                                                       Investment
                                                                                                                        Currency
                                                                                                                      Custodial and
                                                                                                                         Related
                                                                                                                       Investment
                                                                                                                          Costs

Options on Currencies: A Fund may buy put options and sell covered call options on foreign currencies       5-16       Management
(traded on U.S. and foreign exchanges or over- the-counter markets). A covered call option means the                    Liquidity
Fund will own an equal amount of the underlying foreign currency. Currency options help a Fund manage                    Credit
its exposure to changes in the value of the U.S. dollar relative to other currencies. If a Fund sells                    Market
a put option on a foreign currency, it will establish a segregated account with its Custodian                           Political
consisting of cash, U.S. government securities or other liquid high-grade bonds in an amount equal to                   Leverage
the amount the Fund would be required to pay if the put is exercised.                                                    Foreign
                                                                                                                       Investment
                                                                                                                        Currency
                                                                                                                      Custodial and
                                                                                                                         Related
                                                                                                                       Investment
                                                                                                                          Costs

Preferred Stocks: Equity securities that generally pay dividends at a specified rate and take             5-15, 15,      Market
precedence over common stock in the payment of dividends or in the event of liquidation. Preferred           18
stock generally does not carry voting rights.

Real Estate Investment (REITs): Pooled investment vehicles which invest primarily in income producing     5-15, 17-     Liquidity
real estate or real estate loans or interest.                                                                19        Management
                                                                                                                         Market
                                                                                                                       Regulatory
                                                                                                                           Tax
                                                                                                                       Prepayment
                                                                                                                        Extension

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the             1-20         Market
security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a
Fund.

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the            1-20         Market
security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a                       Leverage
Fund.

Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately        1-20        Liquidity
placed commercial paper and Rule 144A securities. Restricted securities may be either liquid or                          Market
illiquid securities.

Securities Lending: All Funds may each lend up to 331/3% of their total assets. Such loans must be          1-20         Market
fully collateralized by cash, U.S. government obligations or other high- quality debt obligations and                   Liquidity
marked to market daily.                                                                                                 Leverage

Tax-Exempt Commercial Paper: Commercial paper issued by governments and political sub-divisions.           1-3, 7,       Credit
                                                                                                            15-20       Liquidity
                                                                                                                         Market
                                                                                                                           Tax

Time Deposits: Non-negotiable receipts issued by a bank in exchange for a deposit of money.                1-3, 5-      Liquidity
                                                                                                          11, 13-20      Credit
                                                                                                                         Market

Treasury Receipts: Treasury receipts, Treasury investment growth receipts, and certificates of            5-12, 14,      Market
accrual of Treasury securities.                                                                              15

Unit Investment Trusts: A type of investment company, registered with the SEC under the Investment          5-14         Market
Company Act of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal. Certain exchange-traded funds are organized as unit investment trusts.

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S.          1-20         Market
government. Agency securities are issued or guaranteed by a federal agency or other GSE acting under                     Credit
federal authority. Some GSE securities are supported by the full faith and credit of the U.S.
government and some GSE securities are not. GSE securities backed by the full faith and credit of the
U.S. government include the Government National Mortgage Association, Small Business Administration,
Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing
Bank, General Services Administration, Department of Housing and Urban Development, Export- Import
Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority
Bonds.
GSE securities not backed by the full faith and credit of the U.S. government but that receive support through federal subsidies, loans or other benefits include the Federal Home Loan Bank System,
Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing
Association, and Tennessee Valley Authority in support of such obligations. Other GSE securities are not backed by the full faith and credit of the U.S. government and have no explicit financial support, including the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.
Investors regard agency securities as having low credit risks, but not as low as Treasury securities.
A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.


U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and principal         1-20         Market
securities, and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments: Obligations with interest rates that are reset daily, weekly,       1-20         Credit
quarterly or on some other schedule. Such instruments may be payable to a Fund on demand.                               Liquidity
                                                                                                                         Market

Warrants:Securities that give the holder the right to buy a proportionate amount of common stock at a     5-15, 18       Market
specified price. Warrants are typically issued with preferred stock and bonds.                                           Credit

When-Issued Securities and Forward Commitments: A purchase of, or contract to purchase, securities at       1-20         Market
a fixed price for delivery at a future date.                                                                            Leverage
                                                                                                                        Liquidity
                                                                                                                         Credit

Yankee Bonds and Similar Debt Obligations: U.S. dollar denominated bonds issued by foreign                5-16, 20       Market
corporations or governments. Sovereign bonds are those issued by the government of a foreign country.                    Credit
Supranational bonds are those issued by supranational entities, such as the World Bank and European                      Foreign
Investment Bank. Canadian bonds are those issued by Canadian provinces.                                                Investment
                                                                                                                        Currency
                                                                                                                      Custodial and
                                                                                                                         Related
                                                                                                                       Investment
                                                                                                                          Costs

Zero-Coupon Securities: Zero-coupon securities are debt obligations which are generally issued at a         1-20         Credit
discount and payable in full at maturity, and which do not provide for current payments of interest                      Market
prior to maturity.                                                                                                     Zero Coupon
                                                                                                                        Liquidity
                                                                                                                       Prepayment
                                                                                                                        Extension











                                              GLOSSARY OF INVESTMENT RISKS
This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

Active Trading Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholder, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Agriculture Risks: The Fund's investments in agriculture-related companies are subject to the same risks as direct investments in agricultural commodities. Agricultural commodity prices rise and fall in response to many factors, including: drought, floods, weather, diseases, embargoes, tariffs and international economic, political and regulatory developments. These factors could lead to significant and rapid fluctuations in the value of ETCFs investing in agricultural commodities or in derivative contracts for agricultural commodities. Fluctuations in prices for agricultural commodities also may affect indirectly the value of companies whose businesses depend upon or otherwise relate to such agricultural commodities.
Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Currency Risks. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Diversification Risk: When a Fund invests more than 25% of its net assets in securities of issuers within a particular geographic region or business sector, it is subject to increased risk. As is the case with respect to each of the single state Funds, performance will generally depend on the region's performance, which may differ in direction and degree from that of the overall stock market. In the case of the Real Asset Fund, performance may also depend on the performance of one or more business sectors. In addition, financial, economic, business and political developments affecting the region or sector may have a greater effect on these Funds.

Energy Risks: To the extent that a Fund invests in energy-related companies, it takes on additional risks. The Fund faces the risk that the earnings, dividends, and stock prices of energy companies may be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy can fluctuate significantly over short and long periods because of a variety of factors, including: changes in international politics; policies of the Organization of Petroleum Exporting Countries ("OPEC"); relationships among OPEC members and between OPEC and oil-importing nations; energy conservation; the regulatory environment; government tax policies; development of alternative sources of energy; and the economic growth and stability of the key energy-consuming countries. These factors could lead to substantial fluctuations in the value of the Fund's energy-related investments, particularly ETCFs that invest in derivative contracts for fossil fuels and electricity and MLPs engaged in their production or generation, including significant and rapid increases and decreases in value from time to time.

Extension Risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Foreign Custodial Services and Related Investment Costs. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.
Growth Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Inflation-Protected Securities Risks: While IPS adjust in response to inflation as measured by a specific price index, the value of these securities generally may still decline in response to an increase in real interest rates. Real interest rates are measured by subtracting the expected rate of inflation from the nominal interest rate of fixed income securities. The value of IPS may also fall if there is a decline in the price index (deflation), which generally will reduce any previous adjustments made to the IPS. IPS may also underperform other fixed income securities if inflationary expectations exceed the rate of inflation measured by the price index.
In addition, any increase in principal value of an IPS caused by an increase in the price index is taxable in the year the increase occurs, even though the Fund generally will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company under the Internal Revenue Code. Also, to the extent that the Fund invests in IPS, income distributions are more likely to fluctuate. There is no assurance that the rate of inflation measured by the relevant price index will correspond to the inflation experienced by an investor.
Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large- cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk. Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange- traded contracts.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Mid/Small Cap Stock Risk. To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of Shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding Shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Mineral and Mining Risks: The Fund's investments in mineral or mining-related companies are subject to the same risks as direct investments in minerals. Mineral prices rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals and minerals. These factors could lead to significant and rapid fluctuations in the value of mining companies and ETCFs investing in mineral commodities or in derivative contracts for mineral commodities. Fluctuations in prices for mineral commodities also may affect indirectly the value of other companies whose businesses depend upon or otherwise relate to such mineral commodities.
Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.
Prepayment Risk. Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Real Estate/REIT Risk: The Fund's investments in REITs, MLPs and other companies that invest in or manage real estate are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns. The value of REITs and other real estate-related investments is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer's management skills. In the event of a default by an underlying tenant or borrower, a REIT could experience delays in enforcing its rights as a lessor or mortgagee any made incur substantial costs associated with protecting its investments. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Also, REITs and MLPs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities. Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

The Internal Revenue Code limits a Fund's investment in "publicly traded partnerships," including MLPs and certain ETCFs, to not more than 25% of its assets. Federal tax regulations also limit the amount of the Fund's income in any taxable year that may be attributable to other types of ETCFs. Failure to adhere to these limitations could require the Fund to pay taxes on all net income and gains earned in any taxable year.

Value Investing Risk. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in- kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.














More information about the Funds is available free upon request, including the following:
ANNUAL AND SEMI-ANNUAL REPORTS
The Semi-Annual Report includes unaudited information about the performance of the Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a letter from The Huntington Funds' portfolio managers discussing recent market conditions, economic trends and investment strategies that significantly affected performance during the last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION ("SAI")
The SAI provides more detailed information about the Funds and their policies. A current SAI is on file with the SEC and is incorporated by reference into (considered a legal part of) this Prospectus. The SAI contains a description of the Funds' policies and procedures with respect to the disclosure of their portfolio securities.
These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions), are also available on The Huntington Funds' website at www.huntingtonfunds.com.
HUNTINGTON ASSET ADVISORS, INC., a wholly owned subsidiary of The Huntington National Bank, is the Advisor to The Huntington Funds.
LAFFER INVESTMENTS, INC. is the Sub-Advisor to the Huntington Macro 100 Fund. EDGEWOOD SERVICES, INC. is the Distributor and is not affiliated with The Huntington National Bank.
To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries:
CALL
(800) 253-0412
WRITE
The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110
LOG ON THE INTERNET
You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. The SEC's website contains text-only versions of The Huntington Funds' documents.
CONTACT THE SEC
Call (202) 942-8090 about visiting the SEC's Public Reference Room in Washington D.C. to review and copy information about the Funds.
Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC's Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.
The Huntington Funds' Investment Company Act registration number is 811-5010.

CUSIP 446327207  CUSIP 446327405                                        CUSIP 446327603
CUSIP 446327801  CUSIP 446327876                                        CUSIP 446327850
CUSIP 446327538  CUSIP 446327645                                        CUSIP 446327611
CUSIP 446327546  CUSIP 446327579                                        CUSIP 446327462
CUSIP 446327314  CUSIP 446327819                                        CUSIP 446327785
CUSIP 446327835  CUSIP 446327728                                        CUSIP 446327744
CUSIP 446327769  Cusip for Real Asset Fund  - Trust Shares to be added

The Huntington Funds Shareholder Services: 1-800-253-0412,
The Huntington Investment Company, Member NASD/SIPC, a Registered Investment Advisor and a wholly-owned subsidiary of Huntington Bancshares Incorporated: 1-800-322-4600


27219 (05/07)













                              THE HUNTINGTON FUNDS


                     HUNTINGTON FLORIDA TAX-FREE MONEY FUND
                          HUNTINGTON MONEY MARKET FUND
                  HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
                   HUNTINGTON U.S. TREASURY MONEY MARKET FUND

                        HUNTINGTON DIVIDEND CAPTURE FUND
                             HUNTINGTON GROWTH FUND
                         HUNTINGTON INCOME EQUITY FUND
                      HUNTINGTON INTERNATIONAL EQUITY FUND
                           HUNTINGTON MACRO 100 FUND
                        HUNTINGTON MID CORP AMERICA FUND
                          HUNTINGTON NEW ECONOMY FUND
                           HUNTINGTON REAL ASSET FUND
                        HUNTINGTON ROTATING MARKETS FUND
                        HUNTINGTON SITUS SMALL CAP FUND

                    HUNTINGTON FIXED INCOME SECURITIES FUND
                 HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
                       HUNTINGTON MICHIGAN TAX-FREE FUND
                      HUNTINGTON MORTGAGE SECURITIES FUND
                         HUNTINGTON OHIO TAX-FREE FUND
           HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

                              INVESTMENT A SHARES
                              INVESTMENT B SHARES
                                  TRUST SHARES
                                INTERFUND SHARES



                      STATEMENT OF ADDITIONAL INFORMATION





This Statement of Additional Information (SAI) contains information which may be of interest to investors in The Huntington Funds (Trust) but which is not included in the applicable Prospectuses for Investment A Shares, Investment B Shares, Trust Shares, or Interfund Shares. This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectuses dated May 1, 2007, for Investment A Shares, Investment B Shares, Trust Shares, and Interfund Shares. This SAI should be read together with the applicable Prospectuses. The SAI incorporates by reference the Funds' Annual Report for the fiscal year ended December 31, 2006. Investors may obtain a free copy of a Prospectus or Annual Report by writing the Funds at, The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206, or by telephoning toll free 800-253-0412. These documents are also available on the Funds' website at www.huntingtonfunds.com. Capitalized terms used but not defined in this SAI have the same meanings as set forth in the Prospectuses.

                                  MAY 1, 2007













                               TABLE OF CONTENTS

HOW ARE THE FUNDS ORGANIZED?....................................................
SECURITIES IN WHICH THE FUNDS INVEST............................................
INVESTMENT PRACTICES............................................................
   ADJUSTABLE RATE NOTES........................................................
   AMERICAN DEPOSITARY RECEIPTS (ADRS), EUROPEAN DEPOSITARY RECEIPTS (EDRS), CONTINENTAL DEPOSITARY RECEIPTS (CDRS) AND GLOBAL DEPOSITARY RECEIPTS (GDRS)
   ASSET-BACKED SECURITIES (NON-MORTGAGE).......................................
   EXCHANGE-TRADED COMMODITY FUNDS (ETCFS)......................................
   COMMON STOCK.................................................................
   CONVERTIBLE SECURITIES.......................................................
   CORPORATE DEBT...............................................................
   CREDIT-ENHANCED SECURITIES...................................................
   DEFENSIVE INVESTMENTS........................................................
   EQUITY SECURITIES............................................................
   FIXED INCOME SECURITIES......................................................
   FOREIGN CURRENCY OPTIONS.....................................................
   FOREIGN CURRENCY TRANSACTIONS................................................
   FORWARD FOREIGN CURRENCY AND FOREIGN CURRENCY FUTURES CONTRACTS..............
   FOREIGN SECURITIES...........................................................
   FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS...........................
   INDEX-BASED SECURITIES.......................................................
   INDEX FUTURES CONTRACTS AND OPTIONS ON INDEX FUTURES CONTRACTS...............
   INFLATION-PROTECTED SECURITIES...............................................
   INTERESTS IN OTHER BUSINESS ORGANIZATIONS....................................
   MONEY MARKET INSTRUMENTS.....................................................
   BANK OBLIGATIONS.............................................................
   VARIABLE RATE DEMAND NOTES...................................................
   MONEY MARKET MUTUAL FUNDS....................................................
   MORTGAGE DOLLAR ROLL TRANSACTIONS............................................
   MORTGAGE-RELATED SECURITIES..................................................
   OPTIONS......................................................................
   PREFERRED STOCK..............................................................
   REAL ESTATE INVESTMENT TRUSTS (REITS)........................................
   REPURCHASE AGREEMENTS........................................................
   RESTRICTED AND ILLIQUID SECURITIES...........................................
   REVERSE REPURCHASE AGREEMENTS................................................
   SECURITIES OF OTHER INVESTMENT COMPANIES.....................................
   SECURITIES LENDING...........................................................
   SMALL CAP/SPECIAL EQUITY SITUATION SECURITIES................................
   TAX-EXEMPT SECURITIES........................................................
   U.S. GOVERNMENT SECURITIES...................................................
   U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS.........................
   WARRANTS.....................................................................
   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS................................
   ZERO-COUPON SECURITIES.......................................................
INVESTMENT RISKS................................................................
   RISKS OF ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS..........
   CALL RISK....................................................................
   CONCENTRATION RISK...........................................................
   CREDIT (OR DEFAULT) RISK.....................................................
   CURRENCY RISK................................................................
   DERIVATIVE CONTRACTS RISK....................................................
   EQUITY RISK..................................................................
   EXTENSION RISK...............................................................
   FOREIGN CUSTODIAL SERVICES AND RELATED INVESTMENT COSTS......................
   FOREIGN INVESTMENT RISK......................................................
   INDEX-BASED SECURITIES RISK..................................................
   INTEREST RATE RISK...........................................................
   INVESTMENT STYLE RISK........................................................
   LEVERAGE RISK................................................................
   LIQUIDITY RISK...............................................................
   MARKET RISK..................................................................
   PREPAYMENT RISK..............................................................
   SECURITY-SPECIFIC RISK.......................................................
   SPECIAL RISK FACTORS APPLICABLE TO THE OHIO MUNICIPAL MONEY MARKET FUND AND
   THE OHIO TAX-FREE FUND.......................................................
   SPECIAL RISK FACTORS APPLICABLE TO THE MICHIGAN TAX-FREE FUND................
   SPECIAL RISK FACTORS APPLICABLE TO THE FLORIDA TAX-FREE MONEY FUND...........
   SPECIAL RISK FACTORS APPLICABLE TO THE REAL ASSET FUND.......................
INVESTMENT RESTRICTIONS.........................................................
PORTFOLIO TURNOVER..............................................................
WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?.................................
VOTING PROXIES ON FUND PORTFOLIO SECURITIES.....................................
PORTFOLIO HOLDINGS INFORMATION..................................................
CODE OF ETHICS..................................................................
FEES PAID BY THE FUNDS FOR SERVICES.............................................
DETERMINATION OF NET ASSET VALUE................................................
TAXES...........................................................................
PERFORMANCE INFORMATION.........................................................
FINANCIAL STATEMENTS............................................................
INVESTMENT RATINGS..............................................................
APPENDIX........................................................................
ADDRESSES.......................................................................













                                  DEFINITIONS

For convenience, we will use the following terms throughout this SAI.

"Advisers Act"       -- Investment Advisers Act of 1940.
"Advisor"            -- Huntington  Asset Advisors, Inc., the Trust's investment advisor.
"Code"               -- Internal Revenue Code of 1986, as amended.
"Distributor"        -- Edgewood Services, Inc., the Trust's distributor.
"Equity Funds"       -- Dividend Capture  Fund, Growth Fund, Income Equity Fund,
                        International Equity Fund, Macro 100 Fund, Mid Corp America Fund, New Economy Fund, Real Asset Fund, Rotating Markets Fund and Situs Small Cap Fund.
"Federated"          -- Federated   Services    Company,    the   Trust's   sub-
                        administrator.
"Funds"              -- Each of the separate investment portfolios of the Trust.
"Huntington Bank"    -- The  Huntington  National Bank, the administrator,  fund accountant and custodian of the Funds.
"Income Funds"       -- Fixed Income Securities Fund, Intermediate Government
                        Income Fund, Michigan Tax-Free Fund, Mortgage Securities Fund, Ohio Tax-Free Fund and Short/Intermediate Fixed Income Securities Fund.
"Independent Trustees"--Trustees who are not  "interested persons" of the Trust, as defined in the 1940 Act.
"Money Market Funds" -- Florida Tax-Free Money  Fund,  Money  Market  Fund, Ohio
                        Municipal Money Market Fund and U.S. Treasury Money Market Fund.
"1940 Act"           -- The Investment Company Act of 1940.
"NRSRO"              -- Nationally  Recognized Statistical Ratings  Organization
                        such as Moody's Investor Service (Moody's) or Standard & Poor's (S&P).
"Prospectus"         -- Each of the separate Prospectuses of the Funds.
"Single State Funds" -- Florida Tax-Free Money Fund, Ohio Municipal Money Market
                        Fund, Ohio Tax-Free Fund and Michigan Tax-Free Fund.
"Sub-Advisor"        -- Laffer  Investments,   Inc.,   the   Macro   100  Fund's
                        investment advisor.
"Tax-Exempt Funds"   -- Florida Tax-Free Money Fund, Ohio Municipal Money Market
                        Fund, Ohio Tax-Free Fund and Michigan Tax-Free Fund.





                         HOW ARE THE FUNDS ORGANIZED?

Each Fund covered by this SAI is a diversified portfolio of the Trust, except for the Tax-Exempt Funds and Real Asset Fund which are non-diversified portfolios of the Trust. The Trust was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the "Original Trusts"). The Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds on June 23, 2006. The Trust is registered under the 1940 Act, as an open-end management investment company. The Trust may offer separate series of Shares representing interests in separate portfolios of securities. The Trust operates 30 separate series, or mutual funds, each with its own investment objective and strategy. A separate Prospectuses and Statement of Additional Information offer 10 variable annuity portfolios.

Effective May 1, 2003, the Huntington Rotating Index Fund changed its name to the Huntington Rotating Markets Fund in connection with changes to its investment objective and policies, as described in its proxy statement and acted on at a special shareholder meeting held on April 17, 2003. The changes allow the Fund to rotate investments among stocks comprising equity market segments rather than indices.

The Board of Trustees ("Trustees") has established four classes of Shares of the Funds. All of the Funds offer Investment A Shares and Trust Shares. All of the Income Funds, the Equity Funds, and the Money Market Fund offer Investment B Shares. Only the Money Market Fund offers Interfund Shares. This SAI relates to all classes of Shares.





                      SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are:

      P = PRINCIPAL INVESTMENT OF A FUND;
      A = ACCEPTABLE (BUT NOT PRINCIPAL) INVESTMENT OF A FUND; OR
      N = NOT AN ACCEPTABLE INVESTMENT OF A FUND.

MONEY MARKET FUNDS                FLORIDA TAX-FREE MONEY   MONEY MARKET   OHIO MUNICIPAL MONEY MARKET   U.S. TREASURY MONEY MARKET
                                           FUND                FUND                  FUND                          FUND
FIXED INCOME SECURITIES
  Treasury Receipts                         N                   N                      N                            N
  U.S. Treasury Obligations                 A                   A                      A                            P
  U.S. Government Agency                    A                   P                      A                            A
Securities
  Bonds                                     A                   A                      A                            A
  Certificates of Deposit                   A                   A                      A                            N
  Corporate Debt Securities                 A                   A                      A                            N
  Commercial Paper                          A                   P                      A                            N
  Demand Notes                              A                   A                      A                            N
  Taxable Municipal Securities              A                   A                      A                            N
  Mortgage-backed Securities                N                   N                      N                            A
  Asset Backed Securities                   A                   A                      A                            A
  Zero Coupon Securities                    A                   A                      A                            A
  Bankers' Acceptances                      A                   A                      A                            N
  Credit Enhancement                        A                   A                      A                            N
TAX EXEMPT SECURITIES
  General Obligation Bonds                  P                   A                      P                            N
  Special Revenue Bonds                     P                   A                      P                            N
  Tax Exempt Commercial Paper               A                   A                      A                            N
  Tax Increment Financing Bonds             A                   A                      A                            N
  Municipal Notes                           P                   A                      P                            N
  Variable Rate Instruments                 P                   A                      P                            A
  Municipal Leases                          A                   A                      A                            N
SPECIAL TRANSACTIONS
  Repurchase Agreements                     A                   A                      A                            P
  Reverse Repurchase Agreements             A                   A                      A                            A
  Delayed Delivery Transactions             A                   A                      A                            A
  Securities Lending                        A                   A                      A                            A
  Illiquid Securities                       A                   A                      A                            A
  Restricted Securities                     A                   A                      A                            A
  Time Deposits                             A                   A                      A                            N
  When-Issued Securities                    A                   A                      A                            A
  Investment Company Securities             A                   A                      A                            A












EQUITY FUNDS                            DIVIDEND CAPTURE FUND GROWTH FUND INCOME EQUITY FUND
EQUITY SECURITIES
  Common Stocks                                   P                P              P
  Preferred Stocks                                P                P              P
  Real Estate Investment Trusts                   P                A              A
  Warrants                                        A                A              A
  Other Business Organizations                    A                A              N
  Index-Based Securities                          A                A              A
  Exchange-Traded Commodity Funds                 N                N              N
FIXED INCOME SECURITIES
  Treasury Receipts                               A                A              A
  U.S. Treasury Obligations                       A                A              A
  U.S. Government Agency Securities               A                A              A
  Bonds                                           A                A              A
  Certificates of Deposit                         A                A              A
  Corporate Debt Securities                       A                A              A
  Commercial Paper                                A                A              A
  Demand Notes                                    A                A              A
  Mortgage-backed Securities                      A                A              A
  Asset Backed Securities                         N                N              N
  Zero Coupon Securities                          A                A              A
  Bankers' Acceptances                            A                A              A
  Investment Grade Securities                     A                A              A
 Convertible Securities                           A                A              A
TAX EXEMPT SECURITIES
  General Obligation Bonds                        N                N              A
  Special Revenue Bonds                           N                N              A
  Tax Exempt Commercial Paper                     N                N              A
  Tax Increment Financing Bonds                   N                N              A
  Municipal Notes                                 N                N              A
  Variable Rate Instruments                       A                A              A
  Municipal Leases                                N                N              A
FOREIGN SECURITIES
  American Depository Receipts                    A                A              A
  European Depository Receipts                    N                N              N
  Global Depository Receipts                      N                N              N
  Foreign Forward Currency Contracts              A                A              A
  Foreign Exchange Contracts                      N                N              N
  Obligations of Supranational Agencies           N                N              N
DERIVATIVE CONTRACTS
  Call and Put Options                            A                A              A
  Futures Contracts                               A                A              A
  Options                                         A                A              A
  Options on Currencies                           A                A              A
SPECIAL TRANSACTIONS
  Repurchase Agreements                           A                A              A
  Reverse Repurchase Agreements                   A                A              A
  Delayed Delivery Transactions                   A                A              A
  Securities Lending                              A                A              A









EQUITY FUNDS (CONTINUED)        DIVIDEND CAPTURE FUND GROWTH FUND INCOME EQUITY FUND
  Illiquid Securities                     A                A              A
  Restricted Securities                   A                A              A
  Time Deposits                           A                A              A
  When-Issued Securities                  A                A              A
  Yankee Bonds                            A                A              A
  Investment Company Securities           A                A              A

EQUITY FUNDS                            INTERNATIONAL EQUITY FUND MACRO 100 FUND MID CORP AMERICA FUND
EQUITY SECURITIES
  Common Stocks                                     P                   P                  P
  Preferred Stocks                                  P                   A                  A
  Real Estate Investment Trusts                     A                   A                  A
  Warrants                                          A                   A                  A
  Other Business Organizations                      A                   A                  A
  Index-Based Securities                            A                   A                  A
  Exchange-Traded Commodity Funds                   N                   N                  N
FIXED INCOME SECURITIES
  Treasury Receipts                                 A                   A                  A
  U.S. Treasury Obligations                         A                   A                  A
  U.S. Government Agency Securities                 A                   A                  A
  Bonds                                             A                   A                  A
  Certificates of Deposit                           A                   A                  A
  Corporate Debt Securities                         A                   A                  A
  Commercial Paper                                  A                   A                  A
  Demand Notes                                      A                   A                  A
  Mortgage-backed Securities                        A                   A                  A
  Asset Backed Securities                           N                   N                  N
  Zero Coupon Securities                            A                   A                  A
  Bankers' Acceptances                              A                   A                  A
  Investment Grade Securities                       A                   A                  A
  Convertible Securities                            A                   A                  A
TAX EXEMPT SECURITIES
  General Obligation Bonds                          N                   N                  N
  Special Revenue Bonds                             N                   N                  N
  Tax Exempt Commercial Paper                       N                   N                  N
  Tax Increment Financing Bonds                     N                   N                  N
  Municipal Notes                                   N                   N                  N
  Variable Rate Instruments                         A                   A                  A
  Municipal Leases                                  N                   N                  N
FOREIGN SECURITIES
  American Depository Receipts                      A                   A                  A
  European Depository Receipts                      A                   A                  N
  Global Depository Receipts                        A                   A                  N
  Foreign Forward Currency Contracts                A                   A                  A
  Foreign Exchange Contracts                        A                   N                  N
  Obligations of Supranational Agencies             A                   N                  N
DERIVATIVE CONTRACTS
  Call and Put Options                              A                   A                  A
  Futures Contracts                                 A                   A                  A
  Options                                           A                   A                  A
  Options on Currencies                             A                   A                  A
EQUITY FUNDS (CONTINUED)                INTERNATIONAL EQUITY FUND MACRO 100 FUND MID CORP AMERICA FUND
SPECIAL TRANSACTIONS
  Repurchase Agreements                             A                   A                  A
  Reverse Repurchase Agreements                     A                   A                  A
  Delayed Delivery Transactions                     A                   A                  A
  Securities Lending                                A                   A                  A
  Illiquid Securities                               A                   A                  A
  Restricted Securities                             A                   A                  A
  Time Deposits                                     A                   A                  A
  When-Issued Securities                            A                   A                  A
  Yankee Bonds                                      A                   A                  A
  Investment Company Securities                     A                   A                  A

EQUITY FUNDS                            NEW ECONOMY FUND                                      ROTATING MARKETS FUND
                                                         SITUS SMALL CAP FUND REAL ASSET FUND
EQUITY SECURITIES
  Common Stocks                                P                  P                  P                  P
  Preferred Stocks                             A                  A                  A                  A
  Real Estate Investment Trusts                A                  P                  P                  A
  Warrants                                     A                  A                  A                  A
  Other Business Organizations                 A                  A                  A                  N
  Index-Based Securities                       A                  A                  P                  P
 Exchange-Traded Commodity Funds               N                  N                  P                  N
FIXED INCOME SECURITIES
  Treasury Receipts                            A                  A                  A                  A
  U.S. Treasury Obligations                    A                  A                  A                  A
  U.S. Government Agency Securities            A                  A                  A                  A
  Bonds                                        A                  A                  A                  A
  Certificates of Deposit                      A                  A                  A                  A
  Corporate Debt Securities                    A                  A                  A                  A
  Commercial Paper                             A                  A                  A                  A
  Demand Notes                                 A                  A                  A                  A
  Mortgage-backed Securities                   A                  A                  A                  A
  Asset Backed Securities                      A                  A                  A                  N
  Zero Coupon Securities                       A                  A                  A                  A
  Bankers' Acceptances                         A                  A                  A                  A
  Inflation-Protected Securities               N                  N                  P                  N
  Investment Grade Securities                  A                  A                  A                  A
  Convertible Securities                       A                  A                  A                  A
TAX EXEMPT SECURITIES
  General Obligation Bonds                     N                  N                  N                  N
  Special Revenue Bonds                        N                  N                  N                  N
  Tax Exempt Commercial Paper                  N                  N                  N                  N
  Tax Increment Financing Bonds                N                  N                  N                  N
  Municipal Notes                              N                  N                  N                  N
EQUITY FUNDS (CONTINUED)                NEW ECONOMY FUND                                      ROTATING MARKETS FUND
                                                         SITUS SMALL CAP FUND REAL ASSET FUND
  Variable Rate Instruments                    A                  A                  N                  A
  Municipal Leases                             N                  N                  N                  N
FOREIGN SECURITIES
  American Depository Receipts                 A                  A                  P                  A
  European Depository Receipts                 A                  A                  A                  A
  Global Depository Receipts                   A                  A                  A                  A
  Foreign Forward Currency Contracts           A                  A                  A                  A
  Foreign Exchange Contracts                   N                  A                  A                  A
  Obligations of Supranational Agencies        N                  A                  A                  A
DERIVATIVE CONTRACTS
  Call and Put Options                         A                  A                  A                  A
  Futures Contracts                            A                  A                  A                  A
  Options                                      A                  A                  A                  A
  Options on Currencies                        A                  A                  A                  A
SPECIAL TRANSACTIONS
  Repurchase Agreements                        A                  A                  A                  A
  Reverse Repurchase Agreements                A                  A                  A                  A
  Delayed Delivery Transactions                A                  A                  A                  A
  Securities Lending                           A                  A                  A                  A
  Illiquid Securities                          A                  A                  A                  A
  Restricted Securities                        A                  A                  A                  A
  Time Deposits                                A                  A                  A                  A
  When-Issued Securities                       A                  A                  A                  A
  Yankee Bonds                                 A                  A                  A                  A
  Investment Company Securities                A                  A                  A                  A









INCOME FUNDS                         FIXED INCOME SECURITIES FUND INTERMEDIATE GOVERNMENT INCOME FUND   MICHIGAN
                                                                                                      TAX-FREE FUND
FIXED INCOME SECURITIES
  Treasury Receipts                               A                                N                        N
  U.S. Treasury Obligations                       A                                P                        A
  U.S. Government Agency Securities               P                                P                        A
  Bonds                                           A                                A                        N
  Certificates of Deposit                         A                                A                        A
  Corporate Debt Securities                       P                                A                        N
  Commercial Paper                                A                                A                        A
  Demand Notes                                    A                                A                        A
  Taxable Municipal Securities                    A                                A                        A
  Mortgage-backed Securities                      A                                P                        A
  Mortgage Dollar Rolls                           A                                A                        N
  Asset Backed Securities                         A                                A                        N
  Zero Coupon Securities                          A                                A                        A
  Bankers' Acceptances                            A                                A                        A
  Credit Enhancement                              A                                A                        A
  Investment Grade Securities                     A                                A                        A
  Convertible Securities                          A                                N                        N
TAX EXEMPT SECURITIES
  General Obligation Bonds                        A                                A                        P
  Special Revenue Bonds                           A                                A                        P
  Tax Exempt Commercial Paper                     A                                A                        A
  Tax Increment Financing Bonds                   A                                A                        A
  Municipal Notes                                 A                                A                        A
  Variable Rate Instruments                       A                                A                        A
  Municipal Leases                                A                                A                        A
FOREIGN SECURITIES
  Foreign Forward Currency Contracts              A                                N                        N
DERIVATIVE CONTRACTS
  Futures Contracts                               A                                A                        A
  Options                                         A                                A                        A
  Options on Currencies                           A                                A                        N
SPECIAL TRANSACTIONS
  Repurchase Agreements                           A                                A                        A
  Reverse Repurchase Agreements                   A                                A                        A
  Delayed Delivery Transactions                   A                                A                        A
  Securities Lending                              A                                A                        A
  Illiquid Securities                             A                                A                        A
  Restricted Securities                           A                                A                        A
  Time Deposits                                   A                                A                        A
  When-Issued Securities                          A                                A                        A
  Yankee Bonds                                    A                                A                        N
  Investment Company Securities                   A                                A                        A
EQUITY SECURITIES
  Common Stocks                                   N                                N                        N
  Preferred Stocks                                A                                N                        N
  Real Estate Investment Trusts                   A                                N                        A
  Warrants                                        A                                A                        N
  INCOME FUNDS (CONTINUED)           FIXED INCOME SECURITIES FUND INTERMEDIATE GOVERNMENT INCOME FUND   MICHIGAN
                                                                                                      TAX-FREE FUND
  Index-Based Securities                          N                                N                        N
  Exchange-Traded Commodity Funds                 N                                N                        N

INCOME FUNDS (CONTINUED)             MORTGAGE SECURITIES FUND OHIO TAX-FREE FUND SHORT/ INTERMEDIATE FIXED INCOME SECURITIES FUND
FIXED INCOME SECURITIES
  Treasury Receipts                             N                     N                                 N
  U.S. Treasury Obligations                     A                     A                                 P
  U.S. Government Agency Securities             A                     A                                 P
  Bonds                                         A                     N                                 A
  Certificates of Deposit                       A                     A                                 A
  Corporate Debt Securities                     A                     N                                 P
  Commercial Paper                              A                     A                                 A
  Demand Notes                                  A                     A                                 A
  Taxable Municipal Securities                  A                     A                                 A
  Mortgage Dollar Rolls                         A                     A                                 N
  Mortgage-backed Securities                    P                     N                                 A
  Asset Backed Securities                       A                     N                                 A
  Zero Coupon Securities                        A                     A                                 A
  Bankers' Acceptances                          A                     A                                 A
  Credit Enhancement                            A                     A                                 A
  Investment Grade Securities                   A                     A                                 A
  Convertible Securities                        A                     N                                 A
TAX EXEMPT SECURITIES
  General Obligation Bonds                      A                     P                                 A
  Special Revenue Bonds                         A                     P                                 A
  Tax Exempt Commercial Paper                   A                     A                                 A
  Tax Increment Financing Bonds                 A                     A                                 A
  Municipal Notes                               A                     A                                 A
  Variable Rate Instruments                     A                     A                                 A
  Municipal Leases                              A                     A                                 A
FOREIGN SECURITIES
  Foreign Forward Currency Contracts            N                     N                                 A
DERIVATIVE CONTRACTS
  Futures Contracts                             A                     A                                 A
  Options                                       A                     A                                 A
  Options on Currencies                         N                     N                                 N
SPECIAL TRANSACTIONS
  Repurchase Agreements                         A                     A                                 A
  Reverse Repurchase Agreements                 A                     A                                 A
  Delayed Delivery Transactions                 A                     A                                 A
  Securities Lending                            A                     A                                 A
  Illiquid Securities                           A                     A                                 A
  Restricted Securities                         A                     A                                 A
  Time Deposits                                 A                     A                                 A
  When-Issued Securities                        A                     A                                 A
  Yankee Bonds                                  N                     N                                 A









INCOME FUNDS (CONTINUED)        MORTGAGE SECURITIES FUND OHIO TAX-FREE FUND SHORT/ INTERMEDIATE FIXED INCOME SECURITIES FUND
  Investment Company Securities            A                     A                                 A

-----------------------------------------------
|EQUITY SECURITIES                |   |   |   |
-----------------------------------------------
|  Common Stocks                  | A | N | N |
-----------------------------------------------
|  Preferred Stocks               | A | N | N |
-----------------------------------------------
|  Real Estate Investment Trusts  | A | N | N |
-----------------------------------------------
|  Warrants                       | A | A | N |
-----------------------------------------------
|  Index-Based Securities         | N | N | N |
-----------------------------------------------
|  Exchange-Traded Commodity Funds| N | N | N |
-----------------------------------------------

                             INVESTMENT PRACTICES

The Prospectuses discuss the principal investment strategies of the Funds. Below you will find more detail about the types of investments and investment practices permitted by each Fund, as noted in the preceding table, including those which are not part of a Fund's principal investment strategy.

ADJUSTABLE RATE NOTES

The categories of Fixed Income Securities and Tax Exempt Securities may include "adjustable rate notes," which include variable rate notes and floating rate notes. For Money Market Fund purposes, a variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and that, upon such readjustment, can reasonably be expected to have a market value that approximates its amortized cost; the degree to which a variable rate note's market value approximates its amortized cost subsequent to readjustment will depend on the frequency of the readjustment of the note's interest rate and the length of time that must elapse before the next readjustment. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such security will be subject to a Fund's limitation governing investments in "illiquid" securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.

AMERICAN DEPOSITARY RECEIPTS (ADRS), EUROPEAN DEPOSITARY RECEIPTS (EDRS), CONTINENTAL DEPOSITARY RECEIPTS (CDRS) AND GLOBAL DEPOSITARY RECEIPTS (GDRS)

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities markets, EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES (NON-MORTGAGE)

Asset-backed securities are instruments secured by company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to substantial prepayment risk, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary as much in response to changes in interest rates and the short-term nature of the underlying car loans or other receivables tend to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

COMMON STOCK

Common stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of liquidation. This right, however, is subordinate to that of preferred stockholders and any creditors, including holders of debt issued by the corporation. Owners of common stock are generally entitled to vote on important matters. A corporation may pay dividends on common stock.

CONVERTIBLE SECURITIES

Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise the Fund may hold or trade convertible securities.

CORPORATE DEBT (INCLUDING BONDS, NOTES AND DEBENTURES)

Corporate debt includes any obligation of a corporation to repay a borrowed amount at maturity and usually to pay the holder interest at specific intervals. Corporate debt can have a long or short maturity and is often rated by one or more NRSROs. See the Appendix to this SAI for a description of these ratings.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

CREDIT-ENHANCED SECURITIES

Credit-enhanced securities are securities whose credit rating has been enhanced, typically by the existence of a guarantee, letter of credit, insurance or unconditional demand feature. In most cases, the Advisor evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer") rather than the issuer. However, except where prohibited by Rule 2a-7 under the 1940 Act, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued both by the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security. A default on the underlying security or other event that terminates a demand feature prior to its exercise will adversely affect the liquidity of the underlying security.

The Money Market Funds are subject to the diversification requirements relating to credit-enhanced securities imposed by Rule 2a-7 of the 1940 Act. The Ohio Municipal Money Market Fund may not invest, with respect to 75% of its total assets, more than 10% of its total assets in the credit-enhanced securities of one credit enhancer.

DEFENSIVE INVESTMENTS

At times the Advisor may determine that conditions in securities markets may make pursuing a Fund's principal investment strategies inconsistent with the best interests of the Fund's shareholders. At such times, the Advisor may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of a Fund's assets. In implementing these temporary "defensive" strategies, a Fund may temporarily place all or a portion of its assets in cash, U.S. Government securities, debt securities which the Advisor considers to be of comparable quality to the acceptable investments of the Fund and other investments which the Advisor considers consistent with such strategies. In the case of the Single State Funds, a Fund's alternative strategies may give rise to income which is not exempt from federal or state taxes.

EQUITY SECURITIES

Equity securities include both foreign and domestic common stocks, preferred stocks, securities convertible or exchangeable into common or preferred stocks, and other securities which the Advisor believes have common stock characteristics, such as rights and warrants.

EXCHANGE-TRADED COMMODITY FUNDS (ETCFS)

ETCFs invest in commodities, either directly or through derivative contracts and are treated as partnerships or grantor trusts for U.S. tax purposes. ETCFs may invest in a single commodity (such as gold) or manage a pool of derivative contracts that tracks a commodity index (such as the Dow Jones-AIG Commodity Index).

FIXED INCOME SECURITIES

Fixed income securities include corporate debt securities, U.S. Government securities, mortgage-related securities, tax-exempt securities and any other securities which provide a stream of fixed payments to the holder.

FOREIGN CURRENCY OPTIONS (ALSO SEE "OPTIONS")

Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market (so-called "OTC options"), although options on foreign currencies have recently been listed on several exchanges. Options will be purchased or written only when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

Purchases and sales of options may be used to increase current return. They are also used in connection with hedging transactions. See "Foreign Currency Transactions."

Writing covered call options on currencies may offset some of the costs of hedging against fluctuations in currency exchange rates. For transaction hedging purposes a Fund may also purchase exchange-listed and OTC put and call options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors maybe disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets. Options contracts are generally valued at the mean of the bid and asked price as reported on the highest-volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded.

FOREIGN CURRENCY TRANSACTIONS

Foreign currency transactions include purchasing and selling foreign currencies, entering into forward or futures contracts to purchase or sell foreign currencies (see "Forward Foreign Currency and Foreign Currency Futures Contracts"), and purchasing and selling options on foreign currencies (see "Foreign Currency Options"). Foreign currency transactions may be used to hedge against uncertainty in the level of future foreign currency exchange rates and to increase current return.

Purchases and sales of foreign currencies on a spot basis are used to increase current return. They are also used in connection with both "transaction hedging" and "position hedging."

Transaction hedging involves entering into foreign currency transactions with respect to specific receivables or payables generally arising in connection with the purchase or sale of portfolio securities. Transaction hedging is used to "lock in" the U.S. dollar price of a security to be purchased or sold, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The goal is to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging involves entering into foreign currency transactions either to protect against: (i) a decline in the value of a foreign currency in which a security held or to be sold is denominated; or (ii) an increase in the value of a foreign currency in which a security to be purchased is denominated. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts.

Neither transaction nor position hedging eliminates fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in the value of such currency.

Hedging transactions are subject to correlation risk due to the fact that the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be perfectly matched. This is because the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

FORWARD FOREIGN CURRENCY AND FOREIGN CURRENCY FUTURES CONTRACTS

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (CFTC), such as the New York Mercantile Exchange.

Forward foreign currency contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign currency contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Forward foreign currency contracts and foreign currency futures contracts can be used to increase current return. They are also used in connection with both "transaction hedging" and "position hedging." See "Foreign Currency Transactions."

Among the risks of using foreign currency futures contracts is the fact that positions in these contracts (and any related options) may be closed out only on an exchange or board of trade which provides a secondary market. Although it is intended that any Fund using foreign currency futures contracts and related options will only purchase or sell them on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

In addition, it is impossible to forecast with precision the market value of a security at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the hedged portfolio security if the market value of such security exceeds the amount of foreign currency a Fund is obligated to deliver.

When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills up to 5% of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming a Fund satisfies its contractual obligation.

Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin," and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

FOREIGN SECURITIES (INCLUDING EMERGING MARKETS)

Foreign securities are those securities which are issued by companies located outside the United States and principally traded in foreign markets. This includes equity and debt securities of foreign entities and obligations of foreign branches of U.S. and foreign banks. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, the Funds may invest in depositary receipts. The Funds may also invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian Development Bank. Investment in foreign securities is subject to a number of special risks.

Since foreign securities are normally denominated and traded in foreign currencies, the value of a Fund's assets invested in such securities may be affected favorably or unfavorably by currency exchange rates and exchange control regulation. Exchange rates with respect to certain currencies may be particularly volatile. Additionally, although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delays in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, with respect to certain foreign countries, there is a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities.

The International Equity Fund, Situs Small Cap Fund and Real Asset Fund may invest in the securities of emerging market issuers. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which the Fund's securities are denominated may have a detrimental impact on the Fund.

Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.

Emerging markets typically have substantially less volume than U.S. markets. In addition, securities in many of such markets are less liquid, and their prices often are more volatile, than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets may be uninvested. Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund incurring additional costs and delays in the transportation and custody of such securities.

Each of the Equity Funds, Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund may invest in foreign securities. The Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund, however, may only invest up to 10% of their net assets in non-U.S. dollar-denominated bonds.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

A futures contract is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery of a security at a specified future time and price. By purchasing futures (assuming a "long" position) a Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures (assuming a "short" position) it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not in the judgment of the Trustees reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Trustees. Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that the Fund's sale and purchase obligations under closed-out positions will be performed at the termination of the contract.

Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. A Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities may be offset by appreciation in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Advisor expects to purchase for a Fund particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities may be offset by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

Successful use by a Fund of futures contracts on debt securities is subject to the Advisor's ability to predict correctly movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities held by it and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily margin maintenance requirements. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

A Fund may purchase and write put and call options on debt futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate its position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements, and, in addition, net option premiums received will be included as initial margin deposits. See "Margin Payments" below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchases of call or put options on a futures contract would result in a loss to a Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

Margin payments. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin". The nature of initial margin is different from that of in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations. Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying debt security rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Liquidity risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Trust intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.

Hedging risks. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the prices of securities which are the subject of the hedge. The Advisor will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indices the movements of which will, in its judgment, correlate closely with movements in the prices of the portfolio securities sought to be hedged.

Successful use of futures contracts and options by a Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction over a very short time period.

Other risks. Funds will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

INDEX-BASED SECURITIES

Index-based securities, such as Standard & Poor's Depository Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), World Equity Benchmark Shares ("WEBS"), and Dow Jones DIAMONDS ("Diamonds"), are usually interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange. In some cases, index-based securities may be organized as open-end management investment companies that issue redeemable shares, and therefore, operate like other mutual funds ("Exchange-Traded Funds or ETFs").

A UIT will generally issue index-based securities in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of
(a) a portfolio of securities substantially similar to the component securities (Index Securities) of the applicable index (Index), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and
(c) a cash payment or credit (Balancing Amount) designed to equalize the NAV of the Index and the NAV of a Portfolio Deposit.

Index-based securities are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough index-based securities to reconstitute a Creation Unit (large aggregations of a particular index-based security). The liquidity of small holdings of index-based securities, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of index-based securities is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of index-based securities is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for index-based securities is based on a basket of stocks. Disruptions in the markets for the securities underlying index-based securities purchased or sold by the Portfolio could result in losses on index-based securities. Trading in index-based securities involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

INDEX FUTURES CONTRACTS AND OPTIONS ON INDEX FUTURES CONTRACTS

A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index (S&P 100) is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange (NYSE). The S&P 100 assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 were $180, one contract would be worth $18,000 (100 units X $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 at a specified future date at a contract price of $180 and the S&P 100 is at $184 on that future date, the Fund will gain $400 (100 units X gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 is at $182 on that future date, the Fund will lose $200 (100 units X loss of $2). A Fund may purchase or sell futures contracts with respect to any stock index. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

Purchases and sales of index futures may be used to hedge an investment. To hedge an investment successfully, however, a Fund must invest in futures contracts with respect to indices or sub-indices the movements of which will have a significant correlation with movements in the prices of the Fund's securities.

Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder assumes the underlying futures position and receives a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement is made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing call and put options on index futures contracts, a Fund may purchase put and call options on the underlying indices themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy, and the writer undertakes the obligation to sell, an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier." A Fund may enter into an option position only if there appears to be a liquid secondary market for such options.

The Funds will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of a Fund's total assets.

INFLATION-PROTECTED SECURITIES

Inflation-protected securities are fixed-income securities whose principal value or interest rate is adjusted periodically according to changes in a specific price index (such as the Consumer Price Index). If the price index falls (deflation), the principal value or interest rate of the securities will be adjusted downward and consequently the interest payable on these securities will be reduced. U.S. Treasury Inflation-Protected Securities, also known as "TIPs", are adjusted as to principal; repayment of the original principal upon maturity of the security is guaranteed if the security is purchased when originally issued. With respect to other types of inflation-protected securities that are adjusted to the principal amount, the adjusted principal value of the security repaid at maturity may be less than the original principal. Most other types of inflation-protected securities, however, are adjusted with respect to the interest rate, which has a minimum of 0%, and the principal value does not change.

INTERESTS IN OTHER BUSINESS ORGANIZATIONS

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock. Limited partnerships are partnerships consisting of one or more general partners, by whom the business is conducted, and one or more limited partners who contribute capital to the partnership. Limited liability companies frequently consist of one or more managing members, by whom the business is conducted, and other members who contribute capital to the company. Limited partners and members of limited liability companies generally are not liable for the debts of the partnership beyond their capital contributions or commitments. Limited partners and non-managing members are not involved in the day-to-day management of the partnership or limited liability company. They receive income and capital gains from the partnership or company in accordance with the terms established in the partnership or operating agreement. Typical limited partnerships and limited liability companies are involved in real estate, oil and gas, and equipment leasing, but they also finance movies, research and development, and other projects.

For an organization classified as a partnership under the Code (including most limited partnerships and limited liabilities companies), each item of income, gain, loss, deduction and credit is not taxed at the partnership level but flows through with the same character to the partners or members. This allows the partnership to avoid double taxation.

A master limited partnership (MLP) is a publicly traded limited partnership or limited liability company. MLPs combine the tax advantages of a partnership with the liquidity of a publicly traded security. MLPs must limit their operations to avoid being taxed as corporations under the Code.

MONEY MARKET INSTRUMENTS

Except where otherwise noted, all of the Funds may, for temporary defensive or liquidity purposes, invest up to 100% of their assets in money market instruments.

      Commercial Paper and Variable Amount Master Demand Notes
      Consistent with its investment objective, policies, and restrictions, each Fund may invest in commercial paper (including Section 4(2) commercial paper) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less and rates of return which are fixed. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

      Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

      The commercial paper in which any of the Money Market Funds may invest is subject to the issuer diversification and quality restrictions imposed by Rule 2a-7 under the 1940 Act. The commercial paper in which the Mortgage Securities Fund may invest must be: (i) rated A-1 or better by Standard & Poor's (S&P) or P-1 or better by Moody's Investors Service (Moody's); or
      (ii) unrated, but issued by companies with outstanding debt issues rated AAA by S&P or Aaa by Moody's.

      BANK OBLIGATIONS

      Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, time deposits and similar securities.

      Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers' acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution's most recently published financial statements).

      Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

      Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits, which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits, which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution's most recently published financial statements) or (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.

      The Money Market Fund, Ohio Municipal Money Market Fund and Florida Tax-Free Money Fund may only invest in bank obligations issued by domestic banks and U.S. branches of foreign banks subject to U.S. banking regulation. In addition, at the time of the investment, the issuing bank must have capital, surplus and undivided profits in excess of $100 million. Issuing banks of obligations in which the Mortgage Securities Fund invests must have capital, surplus and undivided profits in excess of $1 billion.

      The Michigan Tax-Free Fund is limited to investing only in dollar-denominated obligations of: (i) U.S., Canadian, Asian or European banks with at least $500 million in total assets; or (ii) U.S. savings and loan associations with at least $1 billion in total assets.











VARIABLE RATE DEMAND NOTES

Variable rate demand notes (VRDNs) are unsecured, direct lending arrangements between a Fund, as the lender, and a corporation, financial institution, government agency, municipality or other entity.

VRDNs have interest rates which float or which are adjusted at regular intervals ranging from daily to annually. Although the VRDNs are not generally traded, a Fund may demand payment of principal and accrued interest according to its arrangement with the borrower (usually upon no more than seven days' notice). VRDNs are, therefore, treated as maturing on the later of the next interest adjustment or the date on which a Fund may next demand payment. Some VRDNs are backed by bank letters of credit.

Each of the Funds may only invest in VRDNs which satisfy its credit requirements for commercial paper.

Other instruments may include: obligations (certificates of deposit, time deposits, bank master notes, and bankers' acceptances) of thrift institutions, and savings and loans, provided that such institutions have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; short-term corporate obligations rated within the three highest rating categories by an NRSRO (e.g., at least A by S&P or A by Moody's) at the time of investment, or, if not rated, determined by the Advisor to be of comparable quality; general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); receipts, including Treasury Receipts, Treasury Income Growth Receipts and Certificates of Accrual on Treasuries; repurchase agreements involving such obligations; money market funds, and foreign commercial paper.

MONEY MARKET MUTUAL FUNDS

Except under limited circumstances or pursuant to an exemptive relief from the Securities and Exchange Commission (SEC), a Fund may not invest more than 10% of its total assets at any one time in the shares of other funds, 5% of its total assets in the shares of any one mutual fund, or own more than 3% of the shares of any one fund. When a Fund invests in the shares of other mutual funds, investment advisory and other fees will apply, and the investment's yield will be reduced accordingly.

Pursuant to an exemptive order, dated July 24, 2001, received from the SEC, each of the Equity Funds and the Income Funds, may invest up to 25% of their respective total assets in Interfund Shares of the Huntington Money Market Fund subject to Subchapter M and diversification rules as described under "Taxes" below.

MORTGAGE DOLLAR ROLL TRANSACTIONS

A dollar roll transaction is a transaction through which a Fund sells certain of its securities to financial institutions such as banks and broker-dealers, and agrees to repurchase substantially similar securities at a mutually agreed upon date and price. At the time a Fund enters into a dollar roll agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid high grade debt securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to insure that such equivalent value is maintained at all times. Dollar roll agreements involve the risk that the market value of securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Dollar roll agreements are considered to be borrowings by an investment company under the 1940 Act and, therefore, a form of leverage. A Fund may experience a negative impact on its net asset value (NAV) if interest rates rise during the term of a dollar roll agreement. A Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance a Fund's liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.

MORTGAGE-RELATED SECURITIES

Mortgage-related securities are securities that, directly or indirectly, represent participations in, or are secured by and payable from, loans secured by real property. Mortgage-related securities include mortgage pass-through securities, adjustable rate mortgage securities and derivative securities such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage-related securities fall into three categories: (a) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC);
(b) those issued by non-governmental issuers that represent interests in, or are collateralized by, mortgage-related securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (c) those issued by non-governmental issuers that represent an interest in, or are collateralized by, whole mortgage loans or mortgage-related securities without a government guarantee but usually with over-collateralization or some other form of private credit enhancement. Non-governmental issuers include originators of investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

There are a number of important differences both among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities themselves. Ginnie Maes are Mortgage Pass-Through Certificates issued by GNMA, which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are guaranteed as to the timely payment of principal and interest by GNMA and GNMA's guarantee is backed by the full faith and credit of the U.S. Treasury. In addition, Ginnie Maes are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under GNMA's guarantee. Mortgage-related securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA but are not backed by or entitled to the full faith and credit of the U.S. Treasury. Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCS"). The FHLMC is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the U.S. Treasury or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of mortgage-related securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are prone to prepayment. For this and other reasons, a mortgage-related security's effective maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

      MORTGAGE PASS-THROUGH SECURITIES

      Mortgage pass-through securities provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.


      ADJUSTABLE RATE MORTGAGE SECURITIES

      Adjustable rate mortgage securities (ARMS) are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the values of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

      ARMS typically have caps which limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals or over the life of the loan. To the extent that interest rates increase in excess of the caps, ARMS can be expected to behave more like traditional debt securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages. The extent to which the prices of ARMS fluctuate with changes in interest rates will also be affected by the indices underlying the ARMS. Some indices, such as the one-year constant maturity Treasury note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Reserve Cost of Funds Index (often related to ARMS issued by FNMA), tend to lag changes in market levels and tend to be somewhat less volatile.

      DERIVATIVE MORTGAGE SECURITIES

      Collateralized mortgage obligations are derivative mortgage securities and are debt instruments issued by special purpose entities which are secured by pools of mortgage loans or other mortgage-related securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-related securities. Both are considered derivative mortgage securities and are collectively referred to as "CMOs." Payments of principal and interest on underlying collateral provide the funds to pay debt service on the collateralized mortgage obligation or make scheduled distributions on the multi-class pass-through security.

      In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates.

      The principal and interest on the underlying mortgages may be allocated among the several tranches of a CMO in many ways. For example, certain tranches may have variable or floating interest rates and others may provide only the principal or interest feature of the underlying security. Generally, the purpose of the allocation of the cash flow of a CMO to the various tranches is to obtain a more predictable cash flow to certain of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. As part of the process of creating more predictable cash flows on most of the tranches of a CMO, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches, which may include inverse floaters, stripped mortgage-backed securities, and Z tranches, discussed below, are generally higher than prevailing market yields on mortgage-related securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile.

      An inverse floater is a CMO tranche with a coupon rate that moves inversely to a designated index, such as LIBOR (London Inter-Bank Offered
      Rate) or COFI (Cost of Funds Index). Like most other fixed income securities, the value of inverse floaters will decrease as interest rates increase. Inverse floaters, however, exhibit greater price volatility than the majority of mortgage pass- through securities or CMOs. Coupon rates on inverse floaters typically change at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while any drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters also exhibit extreme sensitivity to changes in prepayments. Inverse floaters would be purchased by a Fund in an attempt to protect against a reduction in the income earned on the Fund's investments due to a decline in interest rates.

      Z tranches of CMOs defer interest and principal payments until one or more other classes of the CMO have been paid in full. Interest accretes on the Z tranche, being added to principal, and is compounded through the accretion period. After the other classes have been paid in full, interest payments begin and continue through maturity. Z tranches have characteristics similar to zero coupon bonds. Like a zero coupon bond, during its accretion period a Z tranche has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining market interest rates. At the same time, however, and also like a zero coupon bond, the market value of a Z tranche can be expected to fluctuate more widely with changes in market interest rates than would the market value of a tranche which pays interest currently. In addition, changes in prepayment rates on the underlying mortgage loans will affect the accretion period of a Z tranche, and therefore also will influence its market value.

      The Mortgage Securities Fund will invest only in CMOs which are issued by agencies or instrumentalities of the U.S. Government or CMOs issued by private organizations which are rated AAA by an NRSRO.

      Stripped mortgage-backed securities (SMBSs) may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities). SMBSs are derivative multi-class securities. SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or "PO" class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or "IO" class). Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. If the underlying mortgages experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-related security. Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that a Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. A Fund's inability to fully recoup its investment in these securities as a result of a rapid rate of principal prepayments may occur even if the securities are rated AAA by an NRSRO. In view of these considerations, the Advisor intends to use these characteristics of interest-only SMBSs to reduce the effects of interest rate changes on the value of a Fund's portfolio, while continuing to pursue current income.

OPTIONS

A call option gives the purchaser of the option the right to buy a security at a stated price from the writer (seller) of the option. A put option gives the purchaser of the option the right to sell a security at a stated price to the writer of the option. In a covered call option, during the option period the writer owns the security (or a comparable security sufficient to satisfy securities exchange requirements) which may be sold pursuant to the option. In a covered put option, the writer holds cash and/or short-term debt instruments sufficient in an amount equal to the exercise price of the option. In addition, a put or call option will be considered covered if and to the extent that some or all of the risk of the option has been offset by another option. A Fund may write combinations of covered puts and calls on the same underlying security.

In general, a Fund may write options in an attempt to increase returns or purchase options for hedging purposes.

The premium received from writing a put or call option, increases a Fund's return on the underlying security in the event that the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. A put option locks in the price at which a Fund may sell a security it holds, thus hedging against market declines and a call option locks in the price at which a Fund may purchase a security, thus hedging against inflation. Such protection is provided during the life of the put option since the Fund, as holder of the option, is able to sell the underlying security at the option's exercise price regardless of any decline in the underlying security's market price.

By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security substantially appreciates in value.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

Those Funds that are authorized to write or purchase put and call options must cover such options.

The successful use of options depends on the ability of the Advisor to forecast interest rate and market movements. For example, if a Fund were to write a call option based on the Advisor's expectation that the price of the underlying security will fall, but the price rises instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Advisor's expectations that the price of the underlying security will rise, but the price falls instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.

The use of options also involves the risk of imperfect correlation between movements in option prices and movements in the value of the underlying securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transaction at any particular time or at an acceptable price.

A Fund generally expects that its options transactions will be conducted on recognized exchanges. In certain instances, however, a Fund may purchase and sell options in the OTC markets. A Fund's ability to terminate options in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to a Fund. A Fund will, however, engage in OTC market transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Advisor, the pricing mechanism and liquidity of the OTC market is satisfactory and the participants are responsible parties likely to meet their contractual obligations.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events--such as volume in excess of trading or clearing capability--were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, a Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as a purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing
Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options by holders who would be unable to deliver the underlying interest. A Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premium may not reflect the current prices of the underlying interest in the United States.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Advisor believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause the Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of the Advisor may be considered such a group. These position limits may restrict the Trust's ability to purchase or sell options on particular securities. Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by the Options Clearing Corporation.

PREFERRED STOCK

Preferred stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of a liquidation. This right, however, is subordinate to that of any creditors, including holders of debt issued by the corporation. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate.

REAL ESTATE INVESTMENT TRUSTS (REITS)

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The real property and mortgages serving as investment vehicles for REITs may be either residential or commercial in nature and may include healthcare facilities. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. Such tax requirements limit a REITs' ability to respond to changes in the commercial real estate market.

Investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements through which banks, broker-dealers and other financial institutions approved by the Trustees, sell securities (usually U.S. Government securities) to a Fund and agree to repurchase those securities at a specified price and time (usually not more than seven days from the original sale). The seller's obligation to pay the repurchase price is secured by the securities to be repurchased. These securities are required to be held by the Fund, its custodian or a third-party custodian. In order to protect the Fund's interest, collateral securities must have a value of at least 100% of the resale price at all times. (The seller must provide additional collateral in the event that this condition is not met). In general, the Advisor will require collateral securities to have a value of at least 102% of the resale price at the time the repurchase agreement is made. The collateral is marked to market on a daily basis, thus enabling the Advisor to determine when to request additional collateral from the seller.

If a seller defaults on its repurchase obligation, a Fund could realize a loss on the sale of the underlying securities to the extent that the proceeds of the sale (including accrued interest) are less than the resale price. In addition, even though the U.S. Bankruptcy Code provides protection to a Fund if the seller becomes bankrupt or insolvent, the Fund may suffer losses in such event.

RESTRICTED AND ILLIQUID SECURITIES

Restricted securities are any securities which are subject to restriction on resale under federal securities law, including commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Illiquid securities are any securities for which there is a limited trading market and may, therefore, be difficult to sell at market value. Because restricted and illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund.

Section 4(2) commercial paper is generally sold to institutional investors, such as mutual funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Trust believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Trust may treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Trust intends not to subject such paper to any limitation applicable to restricted securities.










REVERSE REPURCHASE AGREEMENTS

Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund's investment objective and fundamental investment restrictions; as a matter of non fundamental policy, each Fund intends to limit total borrowings under reverse repurchase agreements to no more than 10% of the value of its total assets. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund's investment objective having a value equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. Under normal market conditions, the Real Asset Fund and Rotating Markets Fund intend to invest their assets in common stocks and index-based securities in order to achieve their investment focus.

The shares of most index-based securities, including ETFs, are listed and traded on stock exchanges at market prices, although some shares may be redeemable at NAV for cash or securities. Index-based securities may be purchased in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with a Fund's investment strategy. As with traditional mutual funds, index-based securities charge asset-backed fees, although these fees tend to be relatively low. Index-based securities generally do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell index-based securities.

SECURITIES LENDING

  In order to generate additional income, each of the Funds may lend its portfolio securities on a short-term basis to certain brokers, dealers or other financial institutions selected by the Advisor and approved by the Trustees. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower.

The Funds may each lend portfolio securities in an amount representing up to 33 1/3% of the value of their total assets and the loan must be collateralized by cash or U.S. government obligations. It is each Fund's policy to maintain collateral in an amount equal to at least 100% of the current market value of the loaned securities.

While portfolio securities are on loan, the borrower will pay to the lending Fund any dividends or interest received on the securities. In addition, the Fund retains all or a portion of the interest received on investment of the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the lending Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable a Fund to exercise voting rights on any matters materially affecting the investment. A Fund may also call such loans in order to sell the securities.

One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.










SMALL CAP/SPECIAL EQUITY SITUATION SECURITIES

Certain Funds may invest in the securities of small capitalization companies and companies in special equity situations. Companies are considered to have a small market capitalization if their capitalization is within the range of those companies in the S&P 600 Small Cap Index. Companies are considered to be experiencing special equity situations if they are experiencing unusual and possibly non-repetitive developments, such as mergers; acquisitions; spin-offs; liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation than larger, more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a "special equity situation" may involve a significant change from a company's past experiences, the uncertainties in the appraisal of the future value of the company's equity securities and the risk of a possible decline in the value of the Funds' investments are significant.

TAX-EXEMPT SECURITIES

Tax-exempt securities are debt obligations the interest on which is, in the opinion of bond counsel for the issuing governmental entity or agency, excluded from gross income for federal income tax purposes. Examples of tax-exempt securities include fixed and floating or variable rate municipal obligations, tax-exempt notes, participation, trust and partnership interests in municipal obligations, tax-exempt commercial paper, stand-by commitments and private activity bonds.

Tax-exempt securities are issued to obtain monies for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other utilities. Other public purposes for which tax-exempt securities may be issued include refunding outstanding obligations, obtaining monies for general operating expenses and to lend to other public institutions and facilities. The two principal classifications of tax-exempt securities are general obligation and limited obligation (or revenue) securities. General obligation securities are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer.

Limited obligation securities are payable only from the revenues derived from a particular facility or class or facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Private activity bonds generally are limited obligation securities, the credit and quality of which are usually directly related to the credit of the private user of the facilities. Payment of principal of and interest on these bonds is the responsibility of the private user (and any guarantor).

Tax-exempt notes and tax-exempt commercial paper are generally used to provide for short-term capital needs, seasonal working capital needs of municipalities or to provide interim construction financing, and generally have maturities of one year or less. Tax-exempt notes include tax anticipation notes (TANs), revenue anticipation notes (RANs) and bond anticipation notes (BANs). TANs are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes. RANs are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the federal revenue sharing programs. BANs are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions and is actively traded.

Private activity bonds (sometimes called "industrial development bonds") may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities. Because dividends attributable to interest on such bonds may not be tax exempt, it may not be desirable for an investor to purchase shares of a Fund which invests in private activity bonds, if such investor is a "substantial user" of facilities which are financed by private activity bonds or industrial development bonds or a "related person" of such a substantial user.

Tax-exempt securities may be purchased through the acquisition of certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on tax-exempt securities. In such arrangements, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related tax-exempt securities must be exempt from federal income tax and applicable state income taxes to the same extent as interest on such tax-exempt securities, in the opinion of counsel to the initial seller of each such certificate or instrument.

Tax-exempt securities may also be acquired by purchasing from banks participation interests in all or part of specific holdings of tax-exempt securities. Such participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. A Fund will have the right to sell the interest back to the bank or other financial institutions and draw on the letter of credit on demand, generally on seven days' notice, for all or any part of the Fund's participation interest in the par value of the municipal obligation plus accrued interest. the Advisor will generally exercise the demand on a letter of credit only under the following circumstances: (1) upon default of any of the terms of the documents of the municipal obligation,
(2) as needed to provide liquidity in order to meet redemptions, or (3) in order to maintain a high quality investment portfolio. The selling bank may receive a fee in connection with the arrangement. Banks and financial institutions are subject to extensive governmental regulations which may limit the amounts and types of loans and other financial commitments that may be made and interest rates and fees which may be charged. The profitability of banks and financial institutions is largely dependent upon the availability and cost of capital funds to finance lending operations under prevailing money market conditions. General economic conditions also play an important part in the operations of these entities and exposure to credit losses arising from possible financial difficulties of borrowers may affect the ability of a bank or financial institution to meet its obligations with respect to a participation interest. A Fund which purchases a participation interest must receive an opinion of counsel or a ruling of the Internal Revenue Service stating that interest earned by it on the tax-exempt securities in which it holds such participation interest is excluded from gross income for federal regular income tax purposes and applicable state income taxes.

Prices and yields on tax-exempt securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions in the market for tax-exempt obligations, the size of a particular offering, the maturity of the obligation and ratings of particular issues, and are subject to change from time to time. Information about the financial condition of an issuer of tax-exempt bonds or notes may not be as extensive as that which is made available by corporations whose securities are publicly traded.

Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of tax-exempt securities. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations to pay interest on and principal of their tax-exempt securities may be materially impaired or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax exempt obligations or certain segments thereof, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of tax-exempt securities in the same manner. Obligations of issuers of tax-exempt securities are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Code, affecting the rights and remedies of creditors.

The Code imposes certain continuing requirements on issuers of tax-exempt securities regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

The Ohio Tax-Free Fund may not invest in private activity bonds if the interest is treated as a preference item for purposes of the federal alternative minimum tax (AMT). Shareholders should consult their own tax advisor regarding the potential effect on them (if any) of any investment in the Tax-Exempt Funds.










U.S. GOVERNMENT SECURITIES

U.S. Government securities are securities that are either issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Government securities are limited to: direct obligations of the U.S. Treasury, such as bills, notes, and bonds of the U.S. Treasury, and notes, bonds, and discount notes of U.S. Government agencies or instrumentalities, including certain mortgage securities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury.

Other such obligations are only supported by: the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; the discretionary authority of the U.S. Government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity ("GSE") acting under federal authority. Some GSE securities are supported by the full faith and credit of the U.S. Government and some GSE securities are not. GSE securities backed by the full faith and credit of the U.S. Government include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

GSE securities, not backed by the full faith and credit of the U.S. Government but that receive support through federal subsidies, loans or other benefits include the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

Other GSE securities are not backed by the full faith and credit of the U.S. Government and have no explicit financial support, including the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.


U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS

U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury securities futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option. U.S. Treasury security futures contracts and options on such contracts are used to hedge against movements in the value of tax-exempt securities.

Successful use of U.S. Treasury security futures contracts depends on the ability to predict the direction of interest rate movements and the effects of other factors on the value of debt securities. For example, the sale of U.S. Treasury security futures contracts is used to hedge against the possibility of an increase in interest rates which would adversely affect the value of tax-exempt securities held in a Fund's portfolio. If, unexpectedly, the prices of the tax-exempt securities increase following a decline in interest rates, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities. For example, if a Fund has hedged against a decline in the values of tax-exempt securities held by it by selling U.S. Treasury securities futures and the value of U.S. Treasury securities subsequently increases while the value of its tax-exempt securities decreases, the Fund will incur losses on both its U.S. Treasury security futures contracts and its tax-exempt securities. The Advisor will seek to reduce this risk by monitoring movements in markets for U.S. Treasury security futures and options and for tax-exempt securities closely.

WARRANTS

Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

When-issued and delayed delivery transactions are arrangements through which a Fund purchases securities with payment and delivery scheduled for a future time. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the purchasing Fund sufficient to make payment for the securities are segregated on the Fund's records at the trade date. These assets are then marked to market daily and maintained until the transaction has been settled. A seller's failure to complete a transaction may cause a Fund to miss a desired price or yield. In addition, because of delayed settlement, a Fund may pay more than market value on the settlement date. the Advisor may choose to dispose of a commitment prior to settlement.

With the exception of the Mortgage Securities Fund, which may invest up to 35% of its total assets in securities purchased on a when-issued or delayed delivery basis, the Dividend Capture Fund, the Mid Corp America Fund, the New Economy Fund, and the Situs Small Cap Fund, which may invest up to 25% of their total assets in securities purchased on a when-issued or delayed delivery basis, and the International Equity Fund and Macro 100 Fund, which have no such restrictions on total assets, none of the Funds intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of a Fund's assets.

ZERO-COUPON SECURITIES

Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the NAV of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other Funds and other mutual funds investing in securities making current distributions of interest and having similar maturities.

Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including TIGRS and CATS. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

In addition, the U.S. Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on U.S. Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal
Reserve program, as established by the U.S. Treasury Department, is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of
Securities." Under the STRIPS program, a Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidence of ownership of the underlying U.S. Treasury securities. When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons maybe sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.




                                INVESTMENT RISKS

There are many factors which may affect an investment in the Funds. The Funds' principal risks are described in the Prospectus. Additional risk factors are outlined below.

RISKS OF ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS

Because the Funds (except Mortgage Securities Fund) may invest in ADRs and other domestically traded securities of foreign companies, the Funds' Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign companies may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information concerning companies in the United States.

CALL RISK

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

CREDIT (OR DEFAULT) RISK

Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
Many fixed income securities receive credit ratings from services such as S&P and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment.
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread generally will cause the price of the security to decline.
Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

CURRENCY RISK

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of a Fund's foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

DERIVATIVE CONTRACTS RISK

The use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which a Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts may be mispriced or improperly valued and, as a result, a Fund may need to make increased cash payments to the counterparty. Fourth, derivative contracts may cause a Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and a Fund, if the value of a Fund's total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of a Fund's investments. Any such termination of the Fund's OTC derivative contracts may adversely affect a Fund (for example, by increasing losses and/or costs, and/or preventing a Fund from fully implementing its investment strategies). Finally, derivative contracts may also involve other risks described in this SAI, such as stock market, interest rate, credit, currency, liquidity and leverage risks.

DIVERSIFICATION RISK

When a Fund invests more than 25% of its net assets in securities of issuers within a particular geographic region or business sector, it is subject to increased risk. As is the case with respect to each of the single state Funds, performance will generally depend on the region's performance, which may differ in direction and degree from that of the overall stock market. In the case of the Real Asset Fund, performance may also depend on the performance of one or more business sectors. In addition, financial, economic, business and political developments affecting the region or sector may have a greater effect on these Funds.

EQUITY RISK

Equity risk is the risk that stock prices may fall quickly and dramatically over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and period of falling prices. Often, dramatic movements in prices occur in response to reports of a company's earnings, economic statistics or other factors which affect an issuer's profitability.

To the extent that a Fund invests in smaller capitalization stocks, it may be subject to greater risks than those associated with investment in larger, more established companies. Small companies tend to have limited product lines, markets or financial resources, and may be dependent on a small management group. Small company stocks may be subject to more abrupt or erratic price movements, for reasons such as lower trading volumes, greater sensitivity to changing conditions and less certain growth prospects. Additionally, there are fewer market makers for these stocks and wider spreads between quoted bid and asked prices in the over-the-counter market for these stocks. Small cap stocks also tend to be subject to greater liquidity risk, particularly during periods of market disruption, and there is often less publicly available information concerning these securities.










EXTENSION RISK

Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

FOREIGN CUSTODIAL SERVICES AND RELATED INVESTMENT COSTS

Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

FOREIGN INVESTMENT RISK

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These risks are greater in emerging markets.

INDEX-BASED SECURITIES RISK

An investment in index-based securities generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of index-based securities can fluctuate up or down, and the Funds could lose money investing in index-based securities if the prices of the securities owned by the index-based security go down. In addition, index-based securities that are exchange-traded may be subject to the following risks that do not apply to conventional funds: (i) the market price of an index-based security's shares may trade above or below their NAV; (ii) an active trading market for an index-based security's shares may not develop or be maintained; or (iii) trading of an index-based security's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit-breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

INTEREST RATE RISK

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

INVESTMENT STYLE RISK

The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

LEVERAGE RISK

Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

LIQUIDITY RISK

Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

MARKET RISK

Market risk is the risk that the value of a security will move up or down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy or the market as a whole. Market risk is common to most investments, including stocks and bonds, and the mutual funds that invest in them. Bonds and other fixed income securities generally involve less market risk than stocks. The risks of investing in bonds, however, can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

PREPAYMENT RISK

Many types of fixed-income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Generally,  mortgage-backed  securities   compensate   for  the  increased  risk
associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread may cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

SECURITY-SPECIFIC RISK

Security-specific risk is the risk that the value of a particular security may or may not move in the same direction as the market as a whole. All Funds are subject to this type of risk.

SPECIAL RISK FACTORS APPLICABLE TO THE OHIO MUNICIPAL MONEY MARKET FUND AND THE OHIO TAX-FREE FUND

Since these Funds invest primarily in issuers from Ohio, the Funds may be subject to additional risks compared to funds that invest in multiple states. Ohio's economy is relatively diversified across the manufacturing, agriculture and services sectors. However, the manufacturing sector, in particular automobile manufacturing related industries, is still a major employer within Ohio and exposes the state to the economic dislocations which occur within cyclical industries.

SPECIAL RISK FACTORS APPLICABLE TO THE MICHIGAN TAX-FREE FUND

Since the Fund invests primarily in issuers from Michigan, the Fund may be subject to additional risks compared to funds that invest in multiple states. Although it has diversified, Michigan's economy is still heavily dependent upon certain industries, especially automobile, manufacturing and related industries. Any downturn in these industries may adversely affect the economy of the state.

SPECIAL RISK FACTORS APPLICABLE TO THE FLORIDA TAX-FREE MONEY FUND

Since the Fund invests primarily in issuers located in Florida, the Fund may be subject to additional risks compared to funds that invest in multiple states. Florida's economy is centered on the trade and services industry; it is also influenced by agriculture and tourism, which is the main driver of the state's economy.





                            INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental and may not be changed without a vote of a majority of the outstanding Shares of a Fund. The investment restrictions pertain to each Fund unless otherwise noted. Each Fund:

      (1) May not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

      (2) May issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

      (3) May lend or borrow money to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

      (4) May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

      (5) May underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

        (6) May pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

      (7) May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time. (For all Funds except Florida Tax-Free Money Fund, Ohio Municipal Money Market Fund, Michigan Tax-Free Fund, Ohio Tax-Free Fund and Real Asset
            Fund).

The fundamental limitations of the Funds have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Funds also have adopted non-fundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in a Fund's non-fundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

Note, with respect to the Rotating Markets Fund, the Fund will not invest more than 25% of its total assets in the securities of exchange-traded funds which concentrate (i.e., invest more than 25% of their assets) in the same industry, provided that (i) through its investment in index-based securities, the Fund indirectly may invest more than 25% of its assets in one industry, and (ii) the Fund will concentrate more than 25% of its assets in investment companies. The Real Asset Fund may also indirectly invest more than 25% of its assets in one industry indirectly through investments in index-based securities.



1940 Act Restrictions. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its totals assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. For the Tax-Exempt Funds only, as a matter of non-fundamental policy, they will comply with the diversification requirements of Rule 2a-7, which are more rigorous. "Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

Additionally, the 1940 Act limits the Funds ability to borrow money prohibiting the Fund from issuing senior securities, except the Fund may borrow from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

Regulatory Compliance. The Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the Prospectuses and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Money Market Funds will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Funds will determine the effective maturity of its investments according to the Rule. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

THE FOLLOWING ARE NON-FUNDAMENTAL POLICIES OF THE INDICATED FUND:

U.S. TREASURY MONEY MARKET FUND*

{circle}under normal circumstances, the U.S. Treasury Money Market Fund will invest at least 80% of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in direct obligations of the U.S. Treasury and repurchase agreements collateralized by such obligations.

INCOME EQUITY FUND*

{circle}under normal  circumstances, the Income Equity Fund will invest at least
   80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in equity securities.

MACRO 100 FUND

{circle}under normal circumstances, the Macro 100 Fund will invest at least 80% of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in equity securities.

MID CORP AMERICA FUND*

{circle}under normal circumstances, the Mid Corp America Fund will invest at least 80% of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in common stocks of mid-cap companies.

{circle}under normal circumstances, the Mid Corp America Fund will invest at least 80% of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in investments in the United States of America.

INTERNATIONAL EQUITY FUND*

{circle}under normal circumstances, the International Equity Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in equity securities.

ROTATING MARKETS FUND

{circle}under normal circumstances, the Rotating Markets Fund will invest at least 80% of its "Assets" (net assets plus the amount of any borrowings for investment purposes) directly, or indirectly through index-based securities, in equity stocks comprising the equity market segment chosen by the Advisor.

SITUS SMALL CAP FUND*

{circle}under normal  circumstances,  the  Situs  Small  Cap Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in equity securities of small capitalization companies.

FIXED INCOME SECURITIES FUND*

{circle}under normal circumstances, the Fixed Income Securities Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in fixed income securities.

INTERMEDIATE GOVERNMENT INCOME FUND*

{circle}under normal circumstances, the Intermediate Government Income Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in U.S. Government securities.

MORTGAGE SECURITIES FUND*

{circle}under normal circumstances, the Mortgage Securities Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in mortgage-related securities, including mortgage REITs.

* Except for Rotating Markets Fund and Macro 100 Fund, the above Funds will provide shareholders with at least 60 days prior notice of any change in these policies as required by SEC Rule 35d-1. These policies shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1. However, the Rotating Markets Fund and Macro 100 Fund will propose the same shareholder notice on a voluntary basis.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NON-FUNDAMENTAL POLICIES OF THE FUNDS:

      (1) The Funds will not invest more than 15% of net assets in illiquid securities (10% in the case of money market funds).

      (2) In applying the concentration restriction: (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); (b) financial service companies will be
classified according  to  the  end  users  of their       services (for example,
automobile finance, bank finance and diversified finance will each be considered a separate industry); (c) asset-backed securities will be classified
according to the       underlying assets securing such securities; and  (d) with
respect  to  the Tax-Exempt Funds, municipal       securities will not be deemed
to constitute an industry. Also, to conform to the current view of the       SEC
that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, a Fund will not exclude
foreign bank instruments from industry       concentration limits as long as the
policy of the SEC remains in effect. Moreover, investments in bank instruments, and investments in certain industrial development bonds funded by
activities  in  a single       industry, will be deemed to constitute investment
in an industry, except  when  held  for  temporary       defensive purposes. The
investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

THE FOLLOWING INVESTMENT LIMITATIONS OF THE DIVIDEND CAPTURE FUND, INTERNATIONAL EQUITY FUND, MACRO 100 FUND, MID CORP AMERICA FUND, NEW ECONOMY FUND, ROTATING MARKETS FUND AND SITUS SMALL CAP FUND ARE NON-FUNDAMENTAL POLICIES. THE FUNDS WILL NOT:

      (1)   Invest in companies for the purpose of exercising control.

      (2) Pledge, mortgage or hypothecate assets, except to secure temporary borrowings permitted by the Fund's fundamental limitation, in aggregate amounts not to exceed 15% of total assets taken at current value at the time of the incidence of such loan, except as permitted with respect to securities lending.

      (3) Purchase or sell real estate, real estate limited partnership interest, commodities or commodities contracts (except that the Funds may invest in futures contracts and options on futures contracts, as disclosed in the Prospectuses) and interest in a pool of securities that are secured by interests in real estate. However, subject to its permitted investments, the Funds may invest in companies which invest in real estate, commodities or commodities contracts.

      (4) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Funds may obtain short-term credits as necessary for the clearance of security transactions.

      (5) Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

                               PORTFOLIO TURNOVER

TO BE UPDATED BY AMENDMENT
The portfolio turnover rate of a Fund is defined by the SEC as the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio, excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. Under that definition, the Money Market Funds will have no portfolio turnover. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transactions costs on the sale of securities and reinvestment in other securities.

For the fiscal years ended December 31, 2006 and 2005, the portfolio turnover rates for each of the following Funds were as follows:

---------------------------------------------------------------
|FUND                                           |2006|2005    |
---------------------------------------------------------------
|Dividend Capture Fund                          |    |131% (1)|
---------------------------------------------------------------
|Growth Fund                                    |    |20%     |
---------------------------------------------------------------
|Income Equity Fund                             |    |33%     |
---------------------------------------------------------------
|International Equity Fund                      |    |21%     |
---------------------------------------------------------------
|Macro 100 Fund                                 |    |87% (2) |
---------------------------------------------------------------
|Mid Corp America Fund                          |    |7%      |
---------------------------------------------------------------
|New Economy Fund                               |    |61%     |
---------------------------------------------------------------
|Real Asset Fund*                               |N/A |N/A     |
---------------------------------------------------------------
|Rotating Markets Fund                          |    |48%     |
---------------------------------------------------------------
|Situs Small Cap Fund                           |    |14%     |
---------------------------------------------------------------
|Fixed Income Securities Fund                   |    |59%     |
---------------------------------------------------------------
|Intermediate Government Income Fund            |    |34%     |
---------------------------------------------------------------
|Michigan Tax-Free Fund                         |    |49%     |
---------------------------------------------------------------
|Mortgage Securities Fund                       |    |29%     |
---------------------------------------------------------------
|Ohio Tax-Free Fund                             |    |45%     |
---------------------------------------------------------------
|Short/Intermediate Fixed Income Securities Fund|    |31%     |
---------------------------------------------------------------

*Because the Real Asset Fund is just commencing operations, no data is available for these time periods.

(1) The increase in these Funds' portfolio turnover rate in [ ] is due to the Funds' investment policy which by nature is conducive to higher portfolio turnover when appropriate under market conditions.

(2) The increase in the Fund's portfolio turnover rate in [ ] was due to the fact that the Fund had only a partial operating year in 2004. The Fund experienced more typical portfolio changes over the course of [ ].





 WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?   - TO BE UPDATED BY AMENDMENT

TRUSTEES AND OFFICERS
The following tables give information about Independent Trustees, Interested Trustees and the senior officers of the Trust. Each Trustee oversees all portfolios of the Trust and serves for an indefinite term (subject to mandatory retirement provisions). Information about each Trustee is provided below and includes each person's: name, address, age (as of the date of the Funds' most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years and total compensation received as a Trustee for the most recent fiscal year. Please note that the information consolidates and includes historical information from their service as Trustee or Officer of the Original Trusts. Unless otherwise noted, the business address of each person listed below is c/o The Huntington Funds, 5800 Corporate Drive, Pittsburgh, PA. Unless otherwise noted, each officer is elected annually. The Huntington Funds consists of 30 portfolios. Each Trustee serves as Trustee for all portfolios of The Huntington Funds.

As of April [ ], 2007, the Trustees and officers as a group owned less than 1% of Shares of the Trust.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                                       TOTAL
NAME                                                                                                                   COMPENSATION
AGE                                                                                                                    FROM TRUST
POSITIONS HELD WITH TRUST           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS, PREVIOUS POSITION(S) AND OTHER     (PAST
LENGTH OF TIME SERVED               DIRECTORSHIPS HELD                                                                 CALENDAR
                                                                                                                       YEAR)
THOMAS J. WESTERFIELD {dagger}      PRINCIPAL OCCUPATION: Since August 2005, of Counsel, Dinsmore & Shohl LLP (law
Age: 51                             firm).
TRUSTEE
Began serving: January 2001         PREVIOUS POSITION: From 1993 to 2005, of Counsel, Cors & Bassett LLC (law firm).

                                    OTHER DIRECTORSHIPS HELD:  None.

{dagger} Thomas J. Westerfield has been deemed an Interested Trustee due to the position he holds with Dinsmore & Shohl LLP, which may be retained to provide legal services to Huntington.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

NAME            PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS, PREVIOUS POSITION(S) AND OTHER DIRECTORSHIPS HELD
AGE                                                                                                                     TOTAL
POSITIONS                                                                                                               COMPENSATION
HELD WITH                                                                                                               FROM TRUST
TRUST                                                                                                                   (PAST
DATE                                                                                                                    CALENDAR
SERVICE                                                                                                                 YEAR)
BEGAN
DAVID S.        PRINCIPAL OCCUPATION: Since 1965, Chairman of the Board, Schoedinger Funeral Service.  Since 1987, CEO, $
SCHOEDINGER     Schoedinger Financial Services, Inc.
Age: 64
CHAIRMAN OF     PREVIOUS POSITION: From 1992 to 1993, President, Board of Directors of National Selected Morticians
THE BOARD       (national trade association for morticians).
AND TRUSTEE
Began           OTHER DIRECTORSHIPS HELD: None.
serving:
May 1990
JOHN M.         PRINCIPAL OCCUPATIONS: Retired.                                                                         $
SHARY*
Age: 76         PREVIOUS POSITIONS: Member, Business Advisory Board, HIE-HEALTHCARE.COM (formerly Hublink, Inc.) (1993-
TRUSTEE         1997)(database integration software); Member, Business Advisory Board, Mind Leaders, Inc. (formerly
Began           DPEC - Data Processing Education Corp.) (1993-1996) (data processing education); Member, Business
serving:        Advisory Board, Miratel Corporation (1993-1995)(research and development firm for CADCAM); Chief
October         Financial Officer of OCLC Online Computer Library Center, Inc. (1978-1993); Member, Board of Directors,
1991            Applied Information Technology Research Center (1987-1990); Member, Board of Directors, AIT (1987-1990)
                technology.

                OTHER DIRECTORSHIPS HELD: None.
WILLIAM R.      PRINCIPAL OCCUPATIONS: Retired.                                                                         $
WISE*
Age: 75         PREVIOUS POSITIONS: Corporate Director of Financial Services and Treasurer, Children's Hospital,
TRUSTEE         Columbus, Ohio; Associate Executive Director and Treasurer, Children's Hospital, Columbus, Ohio (1985-
Began           1989).
serving:
April 1991      OTHER DIRECTORSHIPS HELD:  None.
TADD C.         PRINCIPAL OCCUPATION:  Retired.                                                                         $0
SEITZ           PREVIOUS POSITIONS:  Chairman and Chief Executive Officer, The Scotts Company (June 1983-March 1995);
Age: 65         Interim, Chief Executive Officer (February 1996-July 1996).
TRUSTEE         OTHER DIRECTORSHIPS HELD:  None.
Began
serving:
June 2006
MARK D.         PRINCIPAL OCCUPATIONS:  Chief Executive Officer and President, BestTransport.com, Inc. (2003 to         $
SHARY**         present).
Age: 47         PREVIOUS POSITION:  President, Bostech Corporation (2000-2002).
TRUSTEE
Began           OTHER DIRECTORSHIPS HELD: None.
serving:
June 2006
WILLIAM H.      PRINCIPAL OCCUPATION: Assistant Treasurer, Dana Corporation (September 2006 to Present)                 $0
ZIMMER, III     (manufacturing).
Age: 53         PREVIOUS POSITIONS: Vice President and Manager, Global Trust Management, National City Bank (January
TRUSTEE         2004 to January 2006); Vice President, Treasury Management Operations, Provident Bank (June 2003 to
Began           January 2004); Financial Consultant (April 2001 to June 2003).
Serving:        OTHER DIRECTORSHIPS HELD: None
December
2006

*      Messrs. John M. Shary and William R. Wise are expected to retire as of
___.
**   Family relationship: Mark D. Shary is the nephew of John M. Shary, an
Independent Trustee of the Trusts.

Carl A. Nelson served as Independent Trustee from June 2006 to October 2006 and received $12,500.

OFFICERS*

NAME             PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITIONS
AGE
ADDRESS
POSITIONS
HELD WITH
TRUST
B. RANDOLPH      PRINCIPAL OCCUPATIONS: President and Chief Investment Officer, Huntington Asset Advisors, Inc. (February 2001 to
BATEMAN          present); Chief Investment Officer, Huntington National Bank (October 2000 to present).
Age: 51
41 South         PREVIOUS POSITIONS: Senior Vice President, Star Bank (June 1988 - October 2000).
High Street
Columbus, OH
PRESIDENT
Began
Serving:
September
2005
CHARLES L.       PRINCIPAL OCCUPATIONS:  Senior Vice President, Federated Securities Corp. (2007); Director of Mutual Fund Services,
DAVIS, JR.       Federated Services Company (2003 to present); Director of Sales Administration, Federated Securities Corp. (2006 to
Age: 46          present); President, Edgewood Services, Inc. (2004 to present); President, Southpointe Distribution Services, Inc.
1001 Liberty     (2005 to present).
Avenue
Pittsburgh,      PREVIOUS POSITIONS: Managing Director, Edgewood Services, Inc. (2000 to 2003); Director of Business Development,
PA               Federated Services Company (1998 to 1999); Business Manager, Mutual Fund Services, Federated Services Company (1993
CHIEF            to 1998); Director of Investor Relations, MNC Financial, Inc. (1991 to 1993).
EXECUTIVE
OFFICER
Began
Serving:
April 2003
DAVID R.         PRINCIPAL OCCUPATIONS: Chief Compliance Officer, and Anti-Money Laundering Officer of The Huntington Funds
CARSON           (September 2005 to present).
Age: 48
3805 Edwards     PREVIOUS POSITIONS: Treasurer and Assistant Treasurer of The Huntington Funds, Huntington Asset Advisors, Inc.
Road             (February 2002 to February 2005); Vice President and Private Financial Group Marketing Manager,
Suite 3805       Huntington National Bank (June 2001 to September 2005); Trust Officer, Firstar Bank (October 1982 to February
Cincinnati,      2001).
OH
CHIEF
COMPLIANCE
OFFICER and
ANTI-MONEY
LAUNDERING
OFFICER
Began
Serving:
September
2005
GEORGE           PRINCIPAL OCCUPATION: Assistant Vice President, Federated Services Company; Vice President and Assistant Treasurer
POLATAS          of various funds distributed by Edgewood Services, Inc. (January 1997 to present).
Age: 44
1001 Liberty
Avenue
Pittsburgh,
PA
VICE
PRESIDENT
Began
Serving:
July 2003
CHRISTOPHER      PRINCIPAL OCCUPATION: Director-Financial Services, BISYS Fund Services Ohio, Inc. (February 1993 to present).
E. SABATO
Age: 38
3435 Stelzer
Road
Columbus, OH
TREASURER
Began
Serving: May
2005
VICTOR R.        PRINCIPAL OCCUPATIONS: Partner, Reed Smith LLP (October 2002 to present).
SICLARI
Age:  45         PREVIOUS POSITIONS: Sr. Corporate Counsel and Vice President, Federated Services Company (prior to October 2002).
1001 Liberty
Avenue
Pittsburgh,
PA
SECRETARY
Began
Serving:
August 2002

* Officers do not receive any compensation from the Funds.
COMMITTEES OF THE BOARD OF TRUSTEES - TO BE UPDATED BY AMENDMENT

BOARD          COMMITTEE        COMMITTEE FUNCTIONS                                                                        MEETINGS
COMMITTEE      MEMBERS                                                                                                     HELD
                                                                                                                           DURING
                                                                                                                           LAST
                                                                                                                           FISCAL
                                                                                                                           YEAR
Audit          David S.         The purposes of the Audit Committee are to oversee the Trust's accounting and
               Schoedinger      financial reporting policies and practices; to oversee the quality and objectivity of
               Tadd C.          the Trust's financial statements and the independent audit thereof; to consider the
               Seitz            selection of independent public accountants for the Trust and the scope of the audit;
               John M.          and to act as a liaison between the Trust's independent auditors and the full Board of
               Shary            Trustees.
               Mark D.
               Shary
               William R.
               Wise
               William H.
               Zimmer, III
Nominating     David S.         The purpose of the Nominating Committee is to nominate a person or persons to serve as
               Schoedinger      a member of the Board of Trustees.  The Nominating Committee will consider nominees
               (Chairman)       recommended by Shareholders.  The Nominating Committee shall be comprised of all
               Tadd C.          Independent Trustees. Recommendations should be submitted to the Nominating Committee
               Seitz            in care of The Huntington Funds.
               John M.
               Shary
               Mark D.
               Shary
               William R.
               Wise
               William H.
               Zimmer, III
Compliance     Thomas J.        The purpose of the Compliance Committee is to oversee the Trust's compliance with the
               Westerfield      legal and regulatory requirements of the Trust's operations including compliance with
               (Chairman)       securities laws and regulations.
               David S.
               Schoedinger
               Tadd C.
               Seitz
               John M.
               Shary
               Mark D.
               Shary
               William R.
               Wise
               William H.
               Zimmer, III
Special        David S.         The purpose of the Special Proxy Voting Committee is to consider and determine how to
Proxy          Schoedinger      vote on behalf of the Trust with respect to specific votes referred by the Trust's
Voting         Tadd C.          Advisor.
               Seitz
               John M.
               Shary
               Mark D.
               Shary
               William R.
               Wise
               William H.
               Zimmer, III

   TRUSTEES OWNERSHIP OF SHARES IN THE FUNDS AND IN THE HUNTINGTON FAMILY OF
                 INVESTMENT COMPANIES1 AS OF DECEMBER 31, 2006

                           TO BE UPDATED BY AMENDMENT

         (1)           (2)      (3) AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY
                                                    TRUSTEES IN THE HUNTINGTON FAMILY OF INVESTMENT COMPANIES



                      DOLLAR
  NAME OF TRUSTEE    RANGE OF
                      SHARES
                      OWNED
                      IN THE
                      TRUST
David S. Schoedinger                                                      Over $100,000
 Dividend Capture    $10,001-
 Fund                $50,000
 Growth Fund         $10,001-
                     $50,000
 Mid Corp America    $10,001-
 Fund                $50,000
 New Economy Fund      $1-
                     $10,000
 Situs Small Cap     $10,001-
 Fund                $50,000
John M. Shary                                                            $50,001-$100,000
 Growth Fund         $10,001-
                     $50,000
 Income Equity Fund  $10,001-
                     $50,000
Thomas J.                                                                $50,001-$100,000
Westerfield
 Money Market Fund   $10,001-
                     $50,000
 Dividend Capture      $1-
 Fund                $10,000
 Growth Fund         $10,001-
                     $50,000
 Income Equity Fund    $1-
                     $10,000
 International         $1-
 Equity Fund         $10,000
 Macro 100 Fund        $1-
                     $10,000
 Mid Corp America    $10,001-
 Fund                $50,000
 New Economy Fund      $1-
                     $10,000
 Rotating Markets      $1-
 Fund                $10,000
 Situs Small Cap       $1-
 Fund                $10,000
 Fixed Income          $1-
 Securities Fund     $10,000
 Intermediate          $1-
 Government Income   $10,000
 Fund
 Short/Intermediate    $1-
 Fixed Income        $10,000
 Securities Fund
 Mortgage Securities   $1-
 Fund                $10,000
William R. Wise                                                           Over $100,000
 Growth Fund         $10,001-
                     $50,000
 Income Equity Fund  $10,001-
                     $50,000
 Mid Corp America    $10,001-
 Fund                $50,000
 Macro 100 Fund      $10,001-
                     $50,000
 Situs Small Cap     $10,001-
 Fund                $50,000
 Fixed Income Fund   $10,001-
                     $50,000
Tadd C. Seitz
Mark D. Shary

(1) The "Huntington Family of Investment Companies" refers to the Original Trusts, as both are held out to investors as related entities for investor or investment purposes.





INVESTMENT ADVISOR

Huntington Asset Advisors, Inc. (Advisor) has served as investment advisor to the Trust since its creation on May 12, 2001, as part of a reorganization of the investment advisory services of Huntington Bank. The Advisor is a separate, wholly owned subsidiary of Huntington Bank.

Huntington Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated (HBI) and is deemed to be controlled by HBI. With $[ ] billion in assets as of December 31, 2006, HBI is a major Midwest regional bank holding company. Through its subsidiaries and affiliates, HBI offers a full range of services to the public, including: commercial lending, depository services, cash management, brokerage services, retail banking, international services, mortgage banking, investment advisory services and trust services.

Under the investment advisory agreements between the Trust and Advisor (Investment Advisory Agreements), the Advisor, at its expense, furnishes a continuous investment program for the various Funds and makes investment decisions on their behalf, all subject to such policies as the Trustees may determine. Investment decisions are subject to the provisions of the Trust's Declaration of Trust and By-laws, and of the 1940 Act. In addition, the Advisor makes decisions consistent with a Fund's investment objectives, policies, and restrictions, and such policies and instructions as the Trustees may, from time to time, establish.

Depending on the size of the Fund, fees payable under the Investment Advisory Agreements may be higher than the advisory fee paid by most mutual funds, although the Trustees believes it will be comparable to advisory fees paid by many funds having similar objectives and policies. The Advisor may from time to time agree to voluntarily reduce its advisory fee, however, it is not currently doing so for each Fund. While there can be no assurance that the Advisor will choose to make such an agreement, any voluntary reductions in the Advisor's advisory fee will lower the Fund's expenses, and thus increase the Fund's yield and total return, during the period such voluntary reductions are in effect.

The Investment Advisory Agreements provide that the Advisor shall not be subject to any liability for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Investment Advisory Agreements relate, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties on the part of the Advisor.

The Investment Advisory Agreements may be terminated without penalty with respect to any Fund at any time by the vote of the Trustees or by the shareholders of that Fund upon 60 days' written notice, or by the Advisor on 90 days' written notice. An Investment Advisory Agreement may be amended only by a vote of the shareholders of the affected Fund(s). The Investment Advisory Agreements also terminate without payment of any penalty in the event of its assignment. The Investment Advisory Agreements provide that they will continue in effect from year to year only so long as such continuance is approved at least annually with respect to each Fund by the vote of either the Trustees or the shareholders of the Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of Huntington.

From time to time, the Advisor may use a portion of its reasonable resources and profits to pay for certain administrative services provided by financial institutions on Shares of the Funds.

Because of the internal controls maintained by the Advisor to restrict the flow of non-public information, the Funds' investments are typically made without any knowledge of the Advisor's or its affiliates' lending relationships with an issuer.

SUB-ADVISOR

The Advisor has delegated daily management of the Macro 100 Fund's assets to a Sub-Advisor, Laffer Investments, Inc. (Laffer Investments). The Sub-Advisory fee is paid by the Advisor and not by the Fund. The address for Laffer Investments is 2909 Poston Avenue, 2nd Floor, Nashville, TN 37203. As of December 31, 2006, Laffer Investments had assets under management of approximately $[ ] million.

PORTFOLIO MANAGER INFORMATION - TO BE UPDATED BY AMENDMENT

The following information about the Funds' Portfolio Managers is provided as of the end of the Funds' most recently completed fiscal year. None of the other Accounts described below has an advisory fee that is based on the performance of the account.


DIVIDEND CAPTURE FUND

                                      TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                ACCOUNTS MANAGED/
 B. RANDOLPH BATEMAN                           TOTAL ASSETS
                                     -----------------------
 Registered Investment Companies         3 funds /$ million
 Other Pooled Investment Vehicles
 Other Accounts
Dollar value range of Shares owned in the Fund: none.



                                         TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                   ACCOUNTS MANAGED/
 KIRK MENTZER                                     TOTAL ASSETS
 Registered Investment Companies          3 funds/$374,805,825
 Other Pooled Investment Vehicles                         None
 Other Accounts                       18 accounts/$150,167,949
Dollar value range of Shares owned in the Fund: $50,001-$100,000.



GROWTH FUND

                                          TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                    ACCOUNTS MANAGED/
 JAMES J. GIBBONEY, JR.                            TOTAL ASSETS
 Registered Investment Companies             1 fund/$19,975,943
 Other Pooled Investment Vehicles                          None
 Other Accounts                       248 accounts/$401,000,000
Dollar value range of Shares owned in the Fund: none.

                                          TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                    ACCOUNTS MANAGED/
 MARTINA CHEUNG                                    TOTAL ASSETS
 Registered Investment Companies                           None
 Other Pooled Investment Vehicles                          None
 Other Accounts                       119 accounts/$357 million
Dollar value range of Shares owned in the Fund: $10,001-$50,000.

INCOME EQUITY FUND

                                          TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                    ACCOUNTS MANAGED/
 CRAIG J. HARDY                                    TOTAL ASSETS
 Registered Investment Companies             1 fund/$28,546,403
 Other Pooled Investment Vehicles                          None
 Other Accounts                       195 accounts/$261,567,074
Dollar value range of Shares owned in the Fund: $10,001-$50,000.

                                          TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                    ACCOUNTS MANAGED/
 CHRISTOPHER G. CWIKLINSKI                         TOTAL ASSETS
 Registered Investment Companies              1 fund/$35,344,03
 Other Pooled Investment Vehicles                          None
 Other Accounts                       177 accounts/$205,537,105
Dollar value range of Shares owned in the Fund: $50,001-$100,000.



INTERNATIONAL EQUITY FUND

                                         TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                   ACCOUNTS MANAGED/
 MADELYNN M. MATLOCK                              TOTAL ASSETS
 Registered Investment Companies             1 fund/$7,800,000
 Other Pooled Investment Vehicles                         None
 Other Accounts                       9 accounts/$14.5 million
Dollar value range of Shares owned in the Fund: $100,001-$500,000.



MACRO 100 FUND

                                                                 NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
                                TOTAL NUMBER OF OTHER                                                             PERFORMANCE FEES
OTHER ACCOUNTS MANAGED BY           ACCOUNTS MANAGED/
DR. ARTHUR B. LAFFER                     TOTAL ASSETS
Registered Investment               1 fund/$7,751,353
Companies                                     million
Other Pooled Investment                                                                                  1 account /$2.276 million
Vehicles
Other Accounts                   10 accounts/$334.422
                                              million

Dollar value range of Shares owned in the Fund: $50,001-$100,000.

                                                                  NUMBER OF OTHER ACCOUNTS MANAGED/TOTAL ASSETS THAT ARE SUBJECT TO
                                 TOTAL NUMBER OF OTHER                                                             PERFORMANCE FEES
OTHER ACCOUNTS MANAGED BY       ACCOUNTS MANAGED/TOTAL
ARTHUR B. LAFFER, JR.                           ASSETS
Registered Investment                1 fund/$7,751,353
Companies                                      million
Other Pooled Investment                                                                                   1 account /$2.276 million
Vehicles
Other Accounts                    10 accounts/$334.422
                                               million

Dollar value range of Shares owned in the Fund: $50,001-$100,000.



MID CORP AMERICA FUND

                                          TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                    ACCOUNTS MANAGED/
 CHRISTOPHER M. ROWANE                             TOTAL ASSETS
 Registered Investment Companies             1 fund/$25,206,359
 Other Pooled Investment Vehicles                          None
 Other Accounts                       320 accounts/$275 million
Dollar value range of Shares owned in the Fund: $100,001-$500,000.



NEW ECONOMY FUND

                                          TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                    ACCOUNTS MANAGED/
 DR. BERNARD SHINKEL                               TOTAL ASSETS
 Registered Investment Companies             1 fund/$10,736,757
 Other Pooled Investment Vehicles                          None
 Other Accounts                       240 accounts/$135,499,611
Dollar value range of shares owned in the Fund: $100,001-$500,000.



REAL ASSET FUND


                                         TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                   ACCOUNTS MANAGED/
 PETER SORRENTINO                                 TOTAL ASSETS
 Registered Investment Companies                          None
 Other Pooled Investment Vehicles                         None
 Other Accounts                       77 accounts/$150,000,000
Dollar value range of Shares owned in the Fund: none.


ROTATING MARKETS FUND

                                          TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                    ACCOUNTS MANAGED/
 PAUL KOSCIK                                       TOTAL ASSETS
 Registered Investment Companies            2 funds/$58,770,211
 Other Pooled Investment Vehicles                          None
 Other Accounts                       224 accounts/$363,655,970
Dollar value range of Shares owned in the Fund: $50,001-$100,000.



SITUS SMALL CAP FUND

                                        TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                  ACCOUNTS MANAGED/
 B. RANDOLPH BATEMAN                             TOTAL ASSETS
 Registered Investment Companies         3 funds/$173,104,502
 Other Pooled Investment Vehicles                        None
 Other Accounts                       10 accounts/$28 million
Dollar value range of Shares owned in the Fund: none.


FIXED INCOME SECURITIES FUND

                                         TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                   ACCOUNTS MANAGED/
 KIRK MENTZER                                     TOTAL ASSETS
 Registered Investment Companies          3 funds/$374,805,825
 Other Pooled Investment Vehicles                         None
 Other Accounts                       18 accounts/$150,167,949
Dollar value range of Shares owned in the Fund: none.



INTERMEDIATE GOVERNMENT INCOME FUND

                                           TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                     ACCOUNTS MANAGED/
 WILLIAM G. DOUGHTY                                 TOTAL ASSETS
 Registered Investment Companies          5 funds/$1,748,655,404
 Other Pooled Investment Vehicles                           None
 Other Accounts                       51 accounts/$1,234,822,315
Dollar value range of shares owned in the Fund: $50,001-$100,000.


MICHIGAN TAX FREE FUND
                                        TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                  ACCOUNTS MANAGED/
 KATHY STYLAREK                                  TOTAL ASSETS
 Registered Investment Companies         3 funds/$265,982,253
 Other Pooled Investment Vehicles                        None
 Other Accounts                       26 Accounts/$96,353,046
Dollar value range of shares owned in the Fund: none.


MORTGAGE SECURITIES FUND

                                           TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                     ACCOUNTS MANAGED/
 WILLIAM G. DOUGHTY                                 TOTAL ASSETS
 Registered Investment Companies          5 funds/$1,770,196,482
 Other Pooled Investment Vehicles                           None
 Other Accounts                       51 accounts/$1,234,822,315
Dollar value range of shares owned in the Fund: none.

                                          TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                    ACCOUNTS MANAGED/
 GUSTAVE J. SEASONGOOD                             TOTAL ASSETS
 Registered Investment Companies              1 fund/$3,210,081
 Other Pooled Investment Vehicles                          None
 Other Accounts                       280 accounts/$406,401,121
Dollar value range of shares owned in the Fund: none.



OHIO TAX FREE FUND

                                        TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                  ACCOUNTS MANAGED/
 KATHY STYLAREK                                  TOTAL ASSETS
 Registered Investment Companies         3 funds/$243,315,888
 Other Pooled Investment Vehicles                        None
 Other Accounts                       26 Accounts/$96,353,046
Dollar value range of shares owned in the Fund: none.



SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

                                           TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY                     ACCOUNTS MANAGED/
 WILLIAM G. DOUGHTY                                 TOTAL ASSETS
 Registered Investment Companies          5 funds/$1,762,932,575
 Other Pooled Investment Vehicles                           None
 Other Accounts                       51 accounts/$1,234,822,315
Dollar value range of shares owned in the Fund: $10,001-$50,000.

MR. BATEMAN is paid a fixed base salary and is eligible for a cash bonus. Base salary is determined within a market competitive salary range, based on his experience and performance, and is reviewed annually. The cash incentive is part of the Private Financial Group (PFG) Trust Incentive Plan (TIP). The TIP has a monthly and quarterly award component.
   {circle}The monthly award is based on self-generated sales or referrals that result in the opening and funding of certain types of eligible Trust account products offered by the Bank's PFG, including personal and corporate trust accounts; investment management accounts for individual, corporate and eleemosynary clients; and various retirement plans. The monthly award also is based on generating additional fees above a certain minimum amount on existing Trust accounts. Future monthly awards may be reduced to reflect prior awards paid on accounts that are subsequently lost within 12-months. The maximum monthly award is a percentage of the first year's trust fees on such self-generated business.
   {circle}The quarterly award is a maximum percentage of the portfolio manager's quarterly base salary, and is determined on whether he met 3 pre-determined groups of criteria categories with different assigned
      weights within his performance plan, as follows:   25% on the PFG division
      performance; 50% on the portfolio manager's assigned Region/Business Unit performance, which is measured on income meeting projections; and 25% on individual portfolio manager meeting pre-determined performance criteria jointly established by the portfolio manager and his manager, which generally include regulatory compliance, customer service factors, sales performance, and (if applicable) management performance. The payout on the last two components of the plan will be increased by a maximum of 20% if the portfolio manager outperforms the plans, but will be decreased by one-third increments to zero if the portfolio manager underperforms the goal. Performance is measured and paid quarterly.

Goals vary, but generally involve specific and general goals, such as fund and private account asset growth; growth of the Bank's Private Financial Group of which he is a manager; consistency of manager performance; performance against one or more pre-selected benchmarks, depending on the types of funds and private accounts for which he will have management responsibility. Mr. Bateman is eligible for annual awards of stock options and restricted stock units on the Bank's holding company stock, the amount of which is recommended by his manager and subject to approval by the Chief Executive Officer and the Compensation Committee of the Board of Directors of the holding company. Mr. Bateman is eligible, but has not elected, to participate in a deferred compensation program.

MESSRS. MENTZER AND ROWANE are paid fixed base salaries and are eligible for cash incentives. Base salary is determined and reviewed annually based on competition in the trust and investment management market. The cash incentive is part of the Private Financial Group (PFG) Trust Incentive Plan (TIP). The TIP has a monthly and quarterly award component.
   {circle}The monthly award is based on self-generated sales or referrals that result in the opening and funding of certain types of eligible Trust account products offered by the Bank's PFG, including personal and corporate trust accounts; investment management accounts for individual, corporate and eleemosynary clients; and various retirement plans. The monthly award also is based on generating additional fees above a certain minimum amount on existing Trust accounts. Future monthly awards may be reduced to reflect prior awards paid on accounts that are subsequently lost within 12-months. The maximum monthly award is a percentage of the first year's trust fees on such self-generated business. Mr. Rowane also receives a smaller percentage on fees generated in future years.
   {circle}The quarterly award is a maximum percentage of the portfolio manager's quarterly base salary, and is determined on whether he met 3 pre-determined groups of criteria categories with different assigned weights within his performance plan, as follows: 25% on the PFG division performance; 50% on the portfolio manager's assigned Region/Business Unit performance, which is measured on income meeting projections; and 25% on individual portfolio manager meeting pre-determined performance criteria jointly established by the portfolio manager and his manager, which generally include regulatory compliance, customer service factors, sales performance, and (if applicable) management performance. The payout on the last two components of the plan will be increased by a maximum of 10% if the portfolio manager outperforms the plans, but will be decreased by one-third increments to zero if the portfolio manager underperforms the goal. Performance is measured and paid quarterly.

MR. SORRENTINO is paid a fixed base salary and is eligible for cash incentives. Base salary is determined and reviewed annually based on competition in the trust and investment management market. The cash incentive is part of the Private Financial Group (PFG) Trust Incentive Plan (TIP). The TIP has a monthly and quarterly award component.
   {circle}The monthly award is based on self-generated sales or referrals that result in the opening and funding of certain types of eligible Trust account products offered by the Bank's PFG, including personal and corporate trust accounts; investment management accounts for individual, corporate and eleemosynary clients; and various retirement plans. The monthly award also is based on generating additional fees above a certain minimum amount on existing Trust accounts. Future monthly awards may be reduced to reflect prior awards paid on accounts that are subsequently lost within 12-months. The maximum monthly award is a percentage of the first year's trust fees on such self-generated business.
   {circle}The quarterly award is a maximum percentage of the portfolio manager's quarterly base salary, and is determined on whether he met 3 pre-determined groups of criteria categories with different assigned weights within his performance plan, as follows: 10% on the PFG division performance; 65% on the portfolio manager's assigned Region/Business Unit performance, which is measured on income meeting projections; and 25% on individual portfolio manager meeting pre-determined performance criteria jointly established by the portfolio manager and his manager, which generally include regulatory compliance, customer service factors, sales performance, and (if applicable) management performance. The payout on the last two components of the plan will be increased by a maximum of 20% if the portfolio manager outperforms the plans, but will be decreased by one-third increments to zero if the portfolio manager underperforms the goal. Performance is measured and paid quarterly.

MS. CHEUNG, MR. CWIKLINSKI, MR. DOUGHTY, MR. GIBBONEY, MR. HARDY, MR. KOSCIK, MS. MATLOCK, MR. SEASONGOOD, DR. SHINKEL and MS. STYLAREK are paid fixed base salaries and are eligible for several cash incentives, as described below. Base salary is determined within a market competitive salary range, based on the portfolio manager's experience and performance, and is reviewed annually.

Ms. Cheung, Mr. Cwiklinski, Mr. Doughty, Mr. Gibboney, Mr. Hardy, Mr. Koscik, Ms. Matlock, Mr. Seasongood, Dr. Shinkel and Ms. Stylarek are each eligible for a monthly award based on self-generated sales or referrals that result in the opening and funding of certain types of eligible Trust account products offered by the Bank's PFG, including personal and corporate trust accounts; investment management accounts for individual, corporate and eleemosynary clients; and various retirement plans. The monthly award also is based on generating additional fees above a certain minimum amount on existing Trust accounts. Future monthly awards may be reduced to reflect prior awards paid on accounts that are subsequently lost within 12 months. The maximum monthly award is a percentage of the first year's trust fees on such self-generated business.

Quarterly, if the Funds' assets collectively grow at least 3.0% over the previous calendar quarter as a result of new portfolio placements, retail sales, or general fund performance, an incentive pool is funded at a rate of 10% of the annualized incremental advisory fees for the quarter. Assets derived from employee benefit accounts and irrevocable trusts and performance of all money market funds do not count toward asset growth for purposes of this bonus. Further, beginning January 1, 2005, assets in Florida Tax Free Fund, Money Market Fund, Ohio Municipal Money Market Fund and U.S. Treasury Money Market Fund do not count toward asset growth for purposes of this bonus. Ms. Cheung, Mr. Cwiklinski, Mr. Doughty, Mr. Gibboney, Mr. Hardy, Mr. Koscik, Ms. Matlock, Mr. Seasongood, Dr. Shinkel and Ms. Stylarek are eligible to receive equal shares of 75% of this pool along with others eligible for this incentive. The remaining 25% of this pool is distributed at the Advisor's Chief Investment Officer's total discretion based on his assessment of the following criteria:
(1) use of the Funds in individual investment accounts, (2) development of publicity of the Funds, (3) coordination of relationships with the brokers who sell the Funds and (4) excellence in trading and placement within the Funds.

Ms. Cheung, Mr. Cwiklinski, Mr. Gibboney, Mr. Hardy, Mr. Koscik, Ms. Matlock, Mr. Seasongood and Dr. Shinkel are each responsible for researching and making buy, hold and sell recommendations for individually- assigned industries. Based on the Advisor's Chief Investment Officer's and the Director of Research's assessment, and at their discretion, each of these portfolio managers may be awarded an incentive of a certain percentage of his or her quarterly base salary for his or her performance as an analyst. Each portfolio manager's performance in this regard is assessed quarterly by the Advisor's Chief Investment Officer and the Director of Research by comparing the performance of a selected group of that portfolio manager's recommended industry stocks to the relevant industry sector or peer group. Such industry sector or peer group is selected and changed by the Chief Investment Officer from time to time at his sole discretion.

As noted above, Ms. Cheung, Mr. Cwiklinski, Mr. Doughty, Mr. Gibboney, Mr. Hardy, Mr. Koscik, Ms. Matlock, Mr. Seasongood, Dr. Shinkel and Ms. Stylarek are the portfolio managers for other accounts in addition to the portfolios of the Funds they manage. Each such account is assigned a "Category" (such as Income, Growth, etc.) by the Advisor, and each such Category has defined ranges and targets for securities weightings, and is assigned a benchmark which is statistically calculated by the Advisor based on the Advisor's "Tactical Asset Allocation Model" as compared to the objective of the account. At the beginning of the calendar year, each of these portfolio managers selects 50 of his or her accounts for review. Of these 50 accounts, the portfolio manager's manager and the Advisor's Chief Investment Officer jointly select ten accounts to review for adherence to the Category's defined ranges and targets. Each of these portfolio managers is eligible for a quarterly bonus equal to a certain percentage of his or her quarterly base salary if 60% of the selected accounts exceed the Advisor's Category benchmark. In addition, these 50 accounts are monitored for retention. If all of a portfolio manager's 50 accounts remain with the Advisor for the entire calendar year, that portfolio manager will receive a bonus equal to a certain percentage of his or her annual base salary.

Quarterly, if the Growth Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500/Citigroup Growth Index, and the Growth Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Gibboney's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Growth Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Mr. Gibboney on a quarterly basis.

Quarterly, if the Growth Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500/Citigroup Growth Index, and the Growth Fund's assets grow at least 3.0% over the previous calendar quarter under Ms. Cheung's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Growth Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Ms. Cheung on a quarterly basis.

Quarterly, if the Income Equity Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500/ Citigroup Value Index, and the Income Equity Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Cwiklinski's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Income Equity Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Mr. Cwiklinski on a quarterly basis.

Quarterly, if the Income Equity Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500/ Citigroup Value Index, and the Income Equity Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Hardy's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Income Equity Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Mr. Hardy on a quarterly basis.

Quarterly, if the International Equity Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the MSCI-EAFE Index, and the International Equity Fund's assets grow at least 3.0% over the previous calendar quarter under Ms. Matlock's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the International Equity Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Ms. Matlock on a quarterly basis.

Quarterly, if the Michigan Tax Free Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Lehman Brothers 7-Year Municipal Bond Index, and the Michigan Tax Free Fund's assets grow at least 3.0% over the previous calendar quarter under Ms. Stylarek's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Michigan Tax Free Fund's 3% minimum asset growth threshold is met. Quarterly, if the Ohio Tax Free Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Lehman Brothers 7-Year Municipal Bond Index, and the Ohio Tax Free Fund's assets grow at least 3.0% over the previous calendar quarter under Ms. Stylarek's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Ohio Tax Free Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of these bonuses. These pools, if funded, are distributed directly to Ms. Stylarek on a quarterly basis.

Quarterly, if the Mortgage Securities Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Lehman Brothers Mortgage-Backed Securities Index, and the Mortgage Securities Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Doughty's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Mortgage Securities Fund's 3% minimum asset growth threshold is met. Quarterly, if the Intermediate Government Income Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Lehman Brothers Intermediate Government/Credit Index, and the Intermediate Government Income Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Doughty's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Intermediate Government Income Fund's 3% minimum asset growth threshold is met. Quarterly, if the Short/Intermediate Fixed Income Securities Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Merrill Lynch 1-5 Year U.S. Corporate/Government Credit Index, and the Short/Intermediate Fixed Income Securities Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Doughty's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Short/Intermediate Fixed Income Securities Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of these bonus. These pools, if funded, are distributed directly to Mr. Doughty on a quarterly basis.

Quarterly, if the Mortgage Securities Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Lehman Brothers Mortgage-backed Securities Index, and the Mortgage Securities Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Seasongood's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Mortgage Securities Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Mr. Seasongood on a quarterly basis.

Quarterly, if the New Economy Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Russell 3000 Index, and the New Economy Fund's assets grow at least 3.0% over the previous calendar quarter under Dr. Shinkel's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the New Economy Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Dr. Shinkel on a quarterly basis.

Quarterly, if the Rotating Markets Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500 Index, and the Rotating Markets Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Koscik's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Rotating Markets Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus. The pool, if funded, is distributed directly to Mr. Koscik on a quarterly basis.

Mr. Cwiklinski, Mr. Doughty, Mr. Gibboney, Mr. Hardy, Mr. Koscik, Ms. Matlock, Mr. Seasongood, Dr. Shinkel and Ms. Stylarek are each eligible for an annual award of options on the Bank's holding company stock, the amount of which is recommended by the portfolio manager's manager and approved by the Chief Executive Officer and Compensation Committee of the holding company.

All portfolio managers are eligible for awards of stock options and/or restricted stock units on the Bank's holding company stock, the amount of which is recommended by their manager and subject to approval by the Chief Executive Officer and the Compensation Committee of the Board of Directors of the holding company.

DR. LAFFER and MR. LAFFER are each paid a fixed base salary and a variable annual cash bonus. As co-owners of the Sub-Advisor, both the base salary and annual cash bonus are entirely within their mutual discretion, and are negotiated between them based on the Sub-Advisor's profitability and success. Consideration is given to several factors in making these subjective, discretionary determinations, as follows: performance of investment products under the portfolio manager's management, long term contribution to accounts under his discretion, long term contribution to the Sub-Advisor's investment committee, and contribution to the development and profitability of the Sub-Advisor.

ADVISOR CONFLICTS OF INTEREST

As a general matter, certain actual or apparent conflicts of interest may arise in connection with a portfolio manager's management of a Fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, the management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although the Advisor does not track the time a portfolio manager spends on a single portfolio, the Advisor does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible. It is also possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. All individual trust accounts are reviewed at least annually to assure that investment decisions are consistent with the stated objectives and investment strategy of the trust, with legal and regulatory limitations, and with the current fundamental strategy of the Advisor.

Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars").

The Advisor has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Advisor monitors a variety of areas, including compliance with account investment guidelines and compliance with the Advisor's Code of Ethics. Finally, the Advisor has structured the portfolio managers' compensation in a manner, and the Funds have adopted policies and procedures, reasonably designed to safeguard a Fund from being negatively affected as a result of any such potential conflicts.

SUB-ADVISOR CONFLICTS OF INTEREST

As indicated above, portfolio managers at Laffer may manage different accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., private funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers at Laffer make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although Laffer does not track the time a portfolio manager spends on a single portfolio, Laffer does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible. Laffer seeks to manage competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines. Most accounts within a particular investment discipline are managed using the same investment model. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, Laffer may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account. Accordingly, the performance of each account managed by a portfolio manager may vary.

Conflicts of interest may arise where some accounts managed by a particular portfolio manager may have higher fees than the fees paid by other accounts or where a certain accounts pays performance based fees while another does not. Because a portfolio manager's compensation may be affected by revenues earned by Laffer, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts.
In addition, to the extent that trade orders are aggregated, which typically occurs in limited circumstances involving participation in initial public offerings or secondary offerings, conflicts may arise when aggregating and/or allocating aggregated trades. Laffer may aggregate multiple trade orders for a single security in several accounts into a singlet trade order, absent specific client directions to the contrary. When a decision is made to aggregate transaction on behalf of more than one account, the transactions will be allocated to all participating client accounts in a fair and equitable manner.

Laffer has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Laffer monitors a variety of areas, including compliance with account investment guidelines, the allocation of initial public offerings, and compliance with Laffer's Code of Ethics. Furthermore, Laffer's President periodically reviews the performance of all portfolio managers.





                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Under Rule 206(4)-6 of the Advisers Act, it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of section 206(4) of the Adviser's Act for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

The Trustees have delegated to the Advisor authority to vote proxies on the securities held in the Funds' portfolios. The Advisor's proxy voting policies and procedures are set forth below, and shall govern its voting of such proxies.

I.    PROXY VOTING POLICIES

It is the policy of the Advisor to vote proxies in the best interest of the shareholders of the Trust. The Advisor will employ an independent third party (currently Institutional Shareholder Services ("ISS")) to (i) research all proxies for which the Advisor has authority to vote (except, as described below, for proxy votes which pertain to the Funds or which are required to be voted in a particular manner under applicable law), (ii) to recommend a vote according to the guidelines published by the independent third party and/or according the these Policies, and (iii) to cast a vote consistent with the recommendation of the independent third party (unless the Special Proxy Voting Committee overrides the recommendation of the independent third party), or as required by applicable law (as described below). Proxy voting matters which pertain to the Funds for which a vote has already been cast by the Board of Trustees of the Trust, will be cast according to the vote of the independent Trustees of the Board of Trustees of the Trust.

Certain Funds may be required to vote proxies in a manner specified under the 1940 Act. In particular, a Fund that relies on Section 12(d)(1)(F) of the 1940 Act to invest in the securities of other investment companies must vote its shares in an underlying investment company in accordance with Section 12(d)(1)(E) of the 1940 Act or Rule 12d1-3 thereunder. With respect to those Funds that rely on Section 12(d)(1)(F), the Advisor and the independent third party will have no discretion in voting proxies and the Advisor will instruct the independent third party to vote those Funds' proxies on underlying investment companies in the same proportion as the vote of all other holders of such securities (commonly referred to as "echo" or "mirror" voting).

The President of the Advisor will appoint a Proxy Review Committee to monitor the recommendations made and votes cast by the independent third party to assure that votes are consistent with, as applicable,: (i) the Advisor's fiduciary duty, (ii) the best interest of the shareholders of the Funds, (iii) the guidelines published by the independent third party, and (iv) these Proxy Voting Policies.

The Advisor may refer, to the Special Proxy Voting Committee, any proxy vote that would be impractical or inappropriate to resolve by following the voting recommendation of the independent third party vote.

II.   COMMITTEES

   1.Proxy Review Committee
         a. The purpose of the Proxy Review Committee is to monitor the recommendations made and votes cast by the independent third party to assure that such votes are consistent with, as applicable, (i) the Advisor's fiduciary duty, (ii) the best interest of the shareholders of the Funds, (iii) the guidelines published by the independent third party, and (iv) these Proxy Voting Policies.
         b. The Proxy Review Committee will report, to the President of the
            Advisor, on a quarterly basis the results of its monitoring activities. Any votes that appear inconsistent with these Policies will be reported to the Advisor immediately.
         c. The Proxy Review Committee will provide the Special Proxy Voting Committee with the information it needs for the Committee to determine how to vote a proxy, including information pertaining to any possible conflict of interest.
         d. The President of the Advisor will appoint the members of the Proxy Review Committee.


   2.Special Proxy Voting Committee
         a. The purpose of the Special Proxy Voting Committee is to consider and determine how to vote on behalf of the Funds with respect to specific votes referred by the Funds' Advisor.
         b. The Special Proxy Voting Committee shall be composed exclusively of the independent Trustees of the Board of Trustees of the Funds.

The Special Proxy Voting Committee will conduct its activities according to the Special Proxy Voting Committee Charter.

III.  CONFLICTS OF INTEREST

The Advisor will ensure that proxy votes are voted in the Funds' best interest and are not affected by the Advisor's conflicts of interest. Proxy votes cast based upon the recommendations of an independent third party will be cast according to that party's pre-determined proxy voting policy and therefore will involve little discretion on the part of the Advisor. For proxy votes for which the Advisor overrides the recommendation of the independent third party, the Advisor will grant voting authority to the Special Proxy Voting Committee.

IV.   GUIDELINES

The Advisor has adopted ISS's proxy voting guidelines, as they may be amended by ISS from time to time, to further the interest of the Funds' shareholders with respect to proxy voting matters. A current summary of the pre-determined proxy voting guidelines adopted by ISS can be found at www.issproxy.com. The Proxy Review Committee will review the ISS proxy voting guidelines no less frequently than annually to assure that votes continue to be cast in the best interest of shareholders of the Funds. Any changes in the guidelines will be communicated at least annually by the Proxy Review Committee to the Advisor's Investment Policy Committee and the Chief Compliance Officer of the Funds.

V.    RECORDKEEPING

In  accordance with Rule 204-2 under the Advisers Act, the Advisor  must  retain
(i) its proxy voting policies and procedures; (ii) proxy statements received regarding Fund securities; (iii) records of votes on behalf of the Funds; (iv) records of Fund requests for proxy voting information, and (v) any documents prepared by the Advisor that were material to making a decision how to vote, or that memorialized the basis for the decision. The Advisor may rely on proxy statements filed on the SEC's EDGAR system (instead of keeping its own copies), and may rely on proxy statements and records of its votes cast that are maintained with an independent third party such as ISS, provided that the Advisor obtains an undertaking from the independent third party to provide a copy of the documents promptly upon request.

PROXY VOTING REPORT

A report on "Form N-PX" of how the Funds voted any proxies during the most recent 12-month period ended June 30 is available through The Huntington Funds' website. Go to www.huntingtonfunds.com; select "Fund Shareholders;" then use the link to "Proxy Voting Record" and select a Fund. Form N-PX filings are also available at the SEC's website at www.sec.gov.




                         PORTFOLIO HOLDINGS INFORMATION

The disclosure policy of the Funds and the Advisor generally prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Advisor or its affiliates who have access to nonpublic information concerning the Funds' portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for certain personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. All of these service providers are identified elsewhere in the Prospectus or SAI. The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. These organizations are Lipper and Morningstar, who receive a full portfolio holdings listing each month. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. The Advisor also discloses nonpublic portfolio holdings information of the Funds no less often than monthly to Citigroup Global Markets Inc., KeyBanc Capital Markets (McDonald Inc.), RBC Dain Rauscher Inc., Mesirow Financial Inc., Advest, Inc. so that they can provide the Advisor with portfolio and trading analysis and comparative information based on proprietary modeling software to assist the Advisor in its investment management process.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the Advisor's Chief Compliance Officer and the authorization of the Funds' Chief Executive Officer or Chief Financial Officer. Approval to furnish nonpublic portfolio holdings information to a third party will be given only if there is a legitimate business purpose and such disclosure is subject to a confidentiality agreement to safeguard the confidentiality of the information so that the information will be used only for the purposes for which it was furnished and otherwise protect against misuse of such information. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Advisor and its affiliates, the following procedures apply. No consideration may be received by a Fund, the Advisor, any affiliate of the Advisor or any of their employees in connection with the disclosure of portfolio holdings information. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Trustees receive and review periodically and at least annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

PORTFOLIO TRANSACTIONS

The Advisor may place portfolio transactions with broker-dealers which furnish, without cost, certain research, statistical, and quotation services of value to the Advisor and its affiliates in advising the Trust and other clients, provided that they shall always seek best price and execution with respect to the transactions. Certain investments may be appropriate for the Trust and for other clients advised by the Advisor. Investment decisions for the Trust and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of an investment advisor on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Trust. Purchase and sale orders for the Trust may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results for the Trust.

As part of its regular banking operations, Huntington Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of the Huntington Bank. The lending relationship will not be a factor in the selection of securities for the Funds.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

The Advisor places all orders for the purchase and sale of portfolio securities for a Fund and buys and sells securities for a Fund through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain for a Fund the best price and execution available. In seeking the best price and execution, the Advisor, having in mind a Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers that execute portfolio transactions for the clients of such advisors. Consistent with this practice, the Advisor receives research, statistical, and quotation services from many broker-dealers with which it places a Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to the Advisor and its affiliates in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The fee paid by a Fund to the Advisor is not reduced because the Advisor and its affiliates receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and by the Investment Advisory Agreements, the Advisor may cause a Fund to pay a broker-dealer that provides the brokerage and research services described above an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer may charge for effecting that transaction. The Advisor 's authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.


On December 31, 2006, certain Funds owned securities of the following regular broker/dealers:
TO BE FILED BY AMENDMENT
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|FUND                 |SECURITY TYPE|SECURITY|HOLDINGS|
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|Dividend Capture Fund|             |        |        |
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|Dividend Capture Fund|             |        |        |
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|Income Equity Fund   |             |        |        |
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|Macro 100 Fund       |             |        |        |
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|Fixed Income Fund    |             |        |        |
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                                 CODE OF ETHICS

Each of the Trust, the Advisor, the Sub-Advisor and the Distributor maintain Codes of Ethics which permit Fund Trustees and certain employees to invest in securities for their own accounts, including securities that may be purchased or held by the Fund, subject to certain preclearance and blackout provisions that minimize potential conflicts of interest. Although they do permit these people to trade in securities, including those that the Trust could buy, they also contain significant safeguards designed to protect the Trust and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions. As of the date of this SAI, copies of these Codes of Ethics have been filed with the SEC as exhibits to the Trust's Registration Statement.




ADMINISTRATOR

Huntington Bank provides administrative personnel and services necessary to operate the Funds. Huntington Bank provides these at the following annual rate:

------------------------------------------------------------------
|MAXIMUM ADMINISTRATIVE FEE|AVERAGE DAILY NET ASSETS OF THE FUNDS|
------------------------------------------------------------------
|        .135 of 1%        |  on the first $4 billion            |
------------------------------------------------------------------
|        .125 of 1%        |  on the next $3 billion             |
------------------------------------------------------------------
|        .115 of 1%        |  on assets in excess of $7 billion  |
------------------------------------------------------------------

There is no minimum annual fee per Fund or class of Shares.

SUB-ADMINISTRATOR

Federated Services Company, a subsidiary of Federated Investors, Inc., serves as sub-administrator to the Funds, assisting with the provision of administrative services (including certain legal services) necessary to operate the Funds. Federated Services Company receives a fee from the Huntington Bank at the following annual rate of the average daily net assets of the Funds.

----------------------------------------------------------------------
|MAXIMUM SUB-ADMINISTRATIVE FEE|AVERAGE DAILY NET ASSETS OF THE FUNDS|
----------------------------------------------------------------------
|             .05%             |        on the first $3 billion      |
----------------------------------------------------------------------
|             .04%             |        on the next $2 billion       |
----------------------------------------------------------------------
|             .03%             |   on assets in excess of $5 billion |
----------------------------------------------------------------------
There is a minimum annual fee per Fund of $50,000.

FINANCIAL ADMINISTRATOR

Huntington Bank also serves as the financial administrator providing administrative and portfolio accounting services to the Funds. For its services, Huntington Bank receives a fee equal to 0.0425 of 1% of the average daily net assets of the Funds, subject to a minimum annual fee of $9,000 for each additional class of Shares of any Fund having more than one class of Shares.

SUB FINANCIAL ADMINISTRATOR

The Huntington Bank has sub-contracted certain fund accounting services to BISYS Fund Services Ohio, Inc. ("BISYS"). Out of the fees paid by the Funds, The Huntington Bank pays BISYS for these services. The fees paid for administrative, sub-administrative and financial administrative services are based on the level of average net assets of each Fund for the period, subject to minimum fees in certain circumstances.

BISYS charges the Funds directly or indirectly for certain operational and expenses tax services.

ADMINISTRATIVE SERVICES AGREEMENT

The Trust has entered into an Administrative Services Agreement with Huntington Bank pursuant to which Huntington Bank will perform certain shareholder support services with respect to the Trust Shares and Investment A Shares of each of the Funds. Such shareholder support services may include, but are not limited to,
(i) establishing and maintaining shareholder accounts and records pertaining to such accounts; (ii) processing dividend and distribution payments from the Funds on behalf of shareholders; (iii) providing periodic shareholder account statements of holdings in each of the Funds and integrating such information with holdings maintained in other accounts serviced by Huntington Bank; (iv) arranging for bank wires; (v) responding to shareholder inquiries regarding services performed; (vi) responding to shareholder inquiries regarding their investments; (vii) providing sub-accounting with respect to omnibus accounts held by Huntington through which shareholders are invested in the Funds and other sub-accounting requested by the Trust; (viii) where required by law, forwarding shareholder communications from the Trust (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and other tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders; (x) assisting in processing changes in shareholder dividend options, account designations and addresses of record; (xi) processing shareholder participation in systematic investment and systematic withdrawal programs; and (xii) such other similar services as the Trust may reasonably request to the extent permitted under applicable laws.

In consideration for such services, Huntington is paid a fee by the Funds at a maximum annual rate of up to 0.25% of the average daily NAV of such Shares of each Fund.

The Administrative Services Agreement became effective on June 23, 2006 and will continue through October 31, 2006 ("Initial Term"). Thereafter, the agreement will automatically renew for successive 12-month terms (a "Renewal Term") unless Huntington Bank receives written notice of termination from the Funds no less than 90 days prior to the expiration of the Initial Term or a Renewal Term. The termination date for all original or after-added Funds that are, or become, covered under this Agreement shall be coterminous.

EXPENSES

The Trust's service providers bear all expenses in connection with the performance of their respective services, except that each Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of the Trustees who are not partners, officers, directors, shareholders or employees of Huntington Bank, SEC fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by the Trust, inside auditing and legal fees and expenses, fees charged by rating agencies in having the Fund's Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, typesetting and printing Prospectuses for regulatory purposes and for distribution to current shareholders, costs and expenses of shareholders and Trustee reports and meetings and any extraordinary expenses.

DISTRIBUTOR

The Funds' Distributor, Edgewood Services, Inc., (Distributor) offers Shares on a continuous, best-efforts basis and markets the Shares to institutions or to individuals, directly or through investment professionals. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. From time to time, the Distributor, may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Funds. The Distributor is a wholly-owned subsidiary of Federated Investors, Inc. and an affiliate of the Sub-Administrator.



FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to financial intermediaries for sales and/or administrative services. Any payments to financial intermediaries in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to a financial intermediary, and makes this available for marketing and sales-related activities and expenses, including those of the Advisor and its affiliates.










RULE 12B-1 PLAN (INVESTMENT A AND INVESTMENT B SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay a financial intermediary (including the Distributor, the Advisor and their affiliates) for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Distribution Plan, the Distributor or the Funds may enter into agreements with brokers and dealers relating to distribution and/or marketing services with respect to the Investment A and Investment B Shares of the Funds. The Distributor or the Funds may also enter into Rule 12b-1 related agreements with administrators (including financial intermediaries, fiduciaries, custodians for public funds, and investment advisers) to provide distribution related and other services with respect to Investment A and Investment B Shares. The Rule 12b-1 Plan is expected to benefit the Funds in a number of ways. For example, it is anticipated that the Plan will help the Funds attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

In addition, the Plan is integral to the multiple class structure of the Funds, which promotes the sale of Shares by providing a range of options to investors. The Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate a financial intermediary more or less than its actual marketing and administrative expenses. In no event will a Fund pay for any expenses of a financial intermediary that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the financial intermediary has incurred. Therefore, it may take the financial intermediary a number of years to recoup these expenses.

The Distributor, the Advisor and their affiliates may benefit from arrangements where the Rule 12b-1 Plan fees related to Investment B Shares may be paid to third parties who have provided the funds to make advance commission payments to financial intermediaries.

SHAREHOLDER SERVICES

The Funds may pay financial intermediaries, including the Distributor, the Advisor and their affiliates for providing shareholder services and maintaining shareholder accounts. The financial intermediary may select others to perform these services for their customers and may pay them fees.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

In addition to the Rule 12b-1 and/or shareholder services fees that a Fund may pay to financial intermediaries, the Distributor, the Advisor and their affiliates may pay out of their own resources and reasonable profits amounts (including items of material value) to certain financial intermediaries. While National Association of Securities Dealers (NASD) regulations limit the sales charges that you may bear as a Fund shareholder, there are no limits with regard to the amounts that the Distributor, the Advisor and its affiliates may pay out of their own resources and reasonable profits. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor and their affiliates for any service the financial intermediary provides.

The following examples illustrate the types of instances in which the Distributor, the Advisor and their affiliates may make additional payments to a financial intermediary.

SUPPLEMENTAL PAYMENTS

Financial intermediaries may be paid fees out of the assets of the Distributor, the Advisor and their affiliates (but not out of Fund assets).

Financial intermediaries may receive fees for providing distribution-related, recordkeeping or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, financial intermediaries may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Funds or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the financial intermediary sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial intermediary.

PROCESSING SUPPORT PAYMENTS

The Distributor, the Advisor and their affiliates may make payments to financial intermediaries that sell Fund Shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that they may make under this category include: payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediaries' mutual fund trading system.

RETIREMENT PLAN PROGRAM SERVICING PAYMENTS

The Distributor, the Advisor and their affiliates may make payments to certain financial intermediaries who sell Fund Shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.



OTHER BENEFITS TO FINANCIAL INTERMEDIARIES

From time to time, the Distributor, the Advisor and their affiliates, at their expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor, the Advisor and their affiliates to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor, the Advisor and their affiliates also may hold or sponsor, at their expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor, the Advisor and their affiliates also may provide, at their expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

For the fiscal year ended December 31, 2006, the Funds named below paid the following fees pursuant to the Distribution Plan for Investment A and Investment B Shares:
TO BE FILED BY AMENDMENT


FEES PAID FOR THE FISCAL YEAR ENDED DECEMBER     FLORIDA TAX-    MONEY MARKET FUND     OHIO MUNICIPAL MONEY    U.S. TREASURY MONEY
31, 2006                                        FREE MONEY FUND                            MARKET FUND             MARKET FUND
                                                         A SHARES   A SHARES   B             A SHARES               A SHARES
                                                                             SHARES
12b-1 Fees Paid                                           $18,100   $555,508  $552           $234,045               $125,833
(12b-1 Fees Waived)                                        $ --       $ --   $(443)            $ --                   $ --


FEES PAID FOR THE FISCAL YEAR ENDED DECEMBER 31,     DIVIDEND CAPTURE  GROWTH FUND  INCOME EQUITY    INTERNATIONAL EQUITY
2006                                                       FUND                          FUND                FUND
                                        A SHARES         B SHARES     A       B    A SHARES    B     A SHARES    B SHARES
                                                                   SHARES  SHARES           SHARES
12b-1 Fees Paid                         $22,817          $131,561  $26,939 $47,120 $14,924  $63,990   $3,778      $7,206


FEES PAID FOR THE FISCAL YEAR ENDED DECEMBER 31,       MACRO 100 FUND     MID CORP AMERICA     NEW ECONOMY    ROTATING MARKETS
2006                                                                            FUND              FUND              FUND
                                                        A       B      A SHARES      B SHARES       A       B       A       B
                                                     SHARES  SHARES                              SHARES  SHARES  SHARES  SHARES
12b-1 Fees Paid                                      $3,584  $9,380     $9,695        $58,621    $7,685  $21,866 $4,336

-------------------------------------------------------------------------
|FEES PAID FOR THE FISCAL YEAR ENDED DECEMBER 31, 2006  REAL ASSET FUND |
-------------------------------------------------------------------------
|                                                     |A SHARES|B SHARES|
-------------------------------------------------------------------------
|12b-1 Fees Paid                                      |  N/A   |  N/A   |
-------------------------------------------------------------------------



FEES PAID FOR THE FISCAL YEAR ENDED DECEMBER 31,   SITUS SMALL       FIXED INCOME       INTERMEDIATE GOVERNMENT   MICHIGAN TAX-FREE
2006                                                 CAP FUND      SECURITIES FUND            INCOME FUND                FUND
                                                    A       B     A SHARES  B SHARES      A SHARES        B SHARES       A      B
                                                  SHARES SHARES                                                       SHARES  SHARES
12b-1 Fees Paid                                   $7,438 $16,560   $4,671    $23,527       $9,754          $3,897     $13,141 $5,223

FEES PAID FOR THE FISCAL YEAR ENDED DECEMBER 31,        MORTGAGE       OHIO TAX-FREE   SHORT/INTERMEDIATE FIXED INCOME SECURITIES
2006                                                SECURITIES FUND        FUND                           FUND
                                                   A SHARES  B SHARES    A       B                      A SHARES
                                                                      SHARES  SHARES
12b-1 Fees Paid                                     $3,745    $4,841  $10,010 $12,257                    $9,583

UNDERWRITING COMMISSIONS - TO BE FILED BY AMENDMENT
The following chart reflects the total front-end sales charges [and][/][or] contingent deferred sales charges paid in connection with the sale of [Fund/Share Class list] of the Fund and the amount retained by the Distributor for the last three fiscal years ended [fiscal year end month/day]:

                       [INSERT CURRENT YEAR]                  [INSERT PRIOR YEAR]                   [INSERT PRIOR YEAR]
                 TOTAL SALES                           TOTAL SALES                           TOTAL SALES          AMOUNT
                 CHARGES              AMOUNT           CHARGES              AMOUNT           CHARGES              RETAINED
                                      RETAINED                              RETAINED
Fund                         $000             $000                 $000             $000                 $000             $000
Name/Class

CUSTODIANS

For each of the Funds, except the International Equity Fund, Huntington Bank acts as custodian. For an annual fee of 0.026% of each Fund's average daily net assets, Huntington Bank is generally responsible as custodian for the safekeeping of Fund assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the appropriate Fund name or the name of a nominee, maintenance of bank accounts on behalf of the Funds. In addition, Huntington is responsible as record keeper for the creation and maintenance of all Fund accounting records relating to custodian activities required by the 1940 Act.

State Street Bank and Trust Company, Quincy, MA, is the custodian for the International Equity Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

The Bank of New York is sub-custodian of the foreign assets of the Situs Small Cap Fund and Real Asset Fund.

The Funds have entered into an agreement with PFPC Trust Company ("PFPC") to lend portfolio securities for the purpose of generating additional income. PFPC is responsible for administering each security loan, monitoring the appropriateness and adequacy of collateral, calculating fees and income and maintaining all records necessary to account for the loans. The Advisor provides oversight of PFPC's activities. The fee structure established in the contract with PFPC sets up an arrangement whereby PFPC receives 30% of the proceeds and the Funds receive 70%. Any fees associated with lending the securities are paid for by PFPC out of its 30% share. The Funds' 70% share is allocated back to the earning fund on a pro-rata basis.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Unified Fund Services, Inc. ("Unified"), Indianapolis, IN, serves as the transfer agent and dividend disbursing agent for the Trust.

Pursuant to a definitive agreement of purchase signed on December 31, 2006, Unified became a wholly owned subsidiary of HBI. As transfer agent for the Funds, Unified is entitled to receive a yearly fixed amount per shareholder account, subject to a yearly minimum fee of $12,000 per portfolio and/or share class ($6,000 per variable annuity portfolio). Unified is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP is the independent registered public accounting firm for the Trust.

LEGAL COUNSEL

Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, DC 20006, are counsel to the Trust and Independent Trustees and will pass upon the legality of the Shares offered hereby.

       FEES PAID BY THE FUNDS FOR SERVICES* -  - TO BE FILED BY AMENDMENT

                                    FLORIDA TAX-FREE MONEY FUND     MONEY MARKET FUND            OHIO MUNICIPAL
                                                                                               MONEY MARKET FUND
                                    FOR THE FISCAL YEARS ENDED  FOR THE FISCAL YEARS ENDED FOR THE FISCAL YEARS ENDED
                                           DECEMBER 31,                DECEMBER 31,               DECEMBER 31,
                                     2006     2005      2004    2006    2005       2004     2006    2005      2004
ADVISORY FEE PAID                           $81,776   $77,954        $1,967,432 $1,917,817        $503,770  $503,182
ADVISORY FEE WAIVED                         $ --      $185           $ --       $ --              $ --      $ --
ADMINISTRATIVE FEE PAID                     $23,356   $19,963        $588,743   $511,388          $143,896  $128,477
SUB-ADMINISTRATIVE FEE PAID
                                            $13,444   $15,116        $338,685   $389,230          $82,804   $97,955
FINANCIAL ADMINISTRATION FEE PAID
                                            $19,849   $23,708        $301,133   $313,234          $74,433   $85,601
FINANCIAL ADMINISTRATION FEE WAIVED
                                            $11,232   $ --           $55,238    $ --              $27,275   $ --
BROKERAGE COMMISSIONS PAID
                                            $ --      $ --           $ --       $ --              $ --      $ --

                                          U.S. TREASURY          DIVIDEND CAPTURE FUND           GROWTH FUND
                                        MONEY MARKET FUND
                                    FOR THE FISCAL YEARS ENDED FOR THE FISCAL YEARS ENDED FOR THE FISCAL YEARS ENDED
                                           DECEMBER 31,               DECEMBER 31,               DECEMBER 31,
                                    2006     2005       2004    2006    2005      2004    2006    2005       2004
ADVISORY FEE PAID                         $1,093,957  $995,322        $892,153  $657,432       $1,588,019 $1,582,723
ADVISORY FEE WAIVED                       $ --        $ --            $ --      $ --           $ --       $ --
ADMINISTRATIVE FEE PAID                   $468,844    $381,044        $101,962  $67,471        $226,821   $202,335
SUB-ADMINISTRATIVE FEE PAID
                                          $269,585    $290,792        $58,629   $50,866        $130,490   $153,776
FINANCIAL ADMINISTRATION FEE PAID
                                          $238,796    $218,555        $60,993   $61,255        $126,589   $134,837
FINANCIAL ADMINISTRATION FEE WAIVED
                                          $27,898     $ --            $19,124   $ --           $19,289    $ --
BROKERAGE COMMISSIONS PAID
                                          $ --        $ --            $494,411  $303,488       $138,206   $82,963


                                        INCOME EQUITY FUND     INTERNATIONAL EQUITY FUND        MACRO 100 FUND
                                    FOR THE FISCAL YEARS ENDED FOR THE FISCAL YEARS ENDED FOR THE FISCAL YEARS ENDED
                                           DECEMBER 31,               DECEMBER 31,               DECEMBER 31,
                                    2006    2005       2004    2006    2005       2004     2006    2005    2004 (1)
ADVISORY FEE PAID                        $1,301,982 $1,279,831      $1,588,742 $1,063,417        $187,318  $71,934
ADVISORY FEE WAIVED                      $ --       $ --            $ --       $ --              $ --      $ --
ADMINISTRATIVE FEE PAID                  $185,965   $163,638        $136,165   $81,869           $21,409   $7,510
SUB-ADMINISTRATIVE FEE PAID
                                         $106,986   $124,322        $78,319    $61,962           $12,309   $5,438
FINANCIAL ADMINISTRATION FEE PAID
                                         $107,255   $113,336        $92,478    $67,361           $31,291   $18,501
FINANCIAL ADMINISTRATION FEE WAIVED
                                         $10,784    $ --            $1,239     $ --              $300      $ --
BROKERAGE COMMISSIONS PAID
                                         $488,146   $394,913        $214,403   $220,999          $17,460   $10,559

----------------------------------------------------------------
|                                   |  MID CORP AMERICA FUND   |
                                    ----------------------------
|                                   |FOR THE FISCAL YEARS ENDED|
|                                   |       DECEMBER 31,       |
                                    ----------------------------
|                                   |2006|   2005   |   2004   |
----------------------------------------------------------------
|ADVISORY FEE PAID                  |    |$1,144,461|$1,072,470|
|ADVISORY FEE WAIVED                |    |$ --      |$ --      |
----------------------------------------------------------------
|ADMINISTRATIVE FEE PAID            |    |$130,781  |$109,654  |
----------------------------------------------------------------
|SUB-ADMINISTRATIVE FEE PAID        |    |$75,226   |$83,389   |
----------------------------------------------------------------
|FINANCIAL ADMINISTRATION FEE PAID  |    |$82,912   |$86,837   |
----------------------------------------------------------------
|FINANCIAL ADMINISTRATION FEE WAIVED|    |          |          |
|                                   |    |$7,980    |$ --      |
----------------------------------------------------------------
|BROKERAGE COMMISSIONS PAID         |    |$42,191   |$41,855   |
----------------------------------------------------------------

----------------------------------------------------------------
|                                   |     REAL ASSET FUND      |
                                    ----------------------------
|                                   |FOR THE FISCAL YEARS ENDED|
|                                   |       DECEMBER 31,       |
                                    ----------------------------
|                                   |  2006   |  2005  | 2004  |
----------------------------------------------------------------
|ADVISORY FEE PAID                  |N/A      |N/A     |N/A    |
|ADVISORY FEE WAIVED                |N/A      |N/A     |N/A    |
----------------------------------------------------------------
|ADMINISTRATIVE FEE PAID            |N/A      |N/A     |N/A    |
----------------------------------------------------------------
|SUB-ADMINISTRATIVE FEE PAID        |N/A      |N/A     |N/A    |
----------------------------------------------------------------
|FINANCIAL ADMINISTRATION FEE PAID  |N/A      |N/A     |N/A    |
----------------------------------------------------------------
|FINANCIAL ADMINISTRATION FEE WAIVED|N/A      |N/A     |N/A    |
----------------------------------------------------------------
|BROKERAGE COMMISSIONS PAID         |N/A      |N/A     |N/A    |
----------------------------------------------------------------

                                         NEW ECONOMY FUND        ROTATING MARKETS FUND       SITUS SMALL CAP FUND
                                    FOR THE FISCAL YEARS ENDED FOR THE FISCAL YEARS ENDED FOR THE FISCAL YEARS ENDED
                                           DECEMBER 31,               DECEMBER 31,               DECEMBER 31,
                                     2006    2005      2004     2006    2005      2004     2006    2005      2004
ADVISORY FEE PAID                          $642,344  $423,443         $137,603  $109,353         $547,117  $327,692
ADVISORY FEE WAIVED                        $ --      $ --             $--       $ --             $ --      $ --
ADMINISTRATIVE FEE PAID                    $64,772   $38,352          $23,587   $16,811          $62,520   $33,736
SUB-ADMINISTRATIVE FEE PAID
                                           $37,250   $28,900          $13,566   $12,715          $35,963   $25,248
FINANCIAL ADMINISTRATION FEE PAID
                                           $53,810   $47,884          $22,048   $21,017          $53,405   $40,007
FINANCIAL ADMINISTRATION FEE WAIVED
                                           $2,811    $ --             $1,252    $ --             $1,156    $ --
BROKERAGE COMMISSIONS PAID
                                           $213,654  $49,589          $32,281   $45,437          $56,703   $58,483

                                    FIXED INCOME SECURITIES FUND  INTERMEDIATE GOVERNMENT     MICHIGAN TAX-FREE FUND
                                                                        INCOME FUND
                                     FOR THE FISCAL YEARS ENDED  FOR THE FISCAL YEARS ENDED FOR THE FISCAL YEARS ENDED
                                            DECEMBER 31,                DECEMBER 31,               DECEMBER 31,
                                     2006     2005       2004    2006   2005       2004      2006    2005      2004
ADVISORY FEE PAID                          $846,510   $844,559        $523,959 $461,580$ --        $156,726  $151,691
ADVISORY FEE WAIVED                        $ --       $ --            $ --                         $ --      $ --
ADMINISTRATIVE FEE PAID                    $145,086   $129,498        $89,822  $69,237             $26,863   $23,277
SUB-ADMINISTRATIVE FEE PAID
                                           $83,477    $98,531         $51,650  $55,388             $15,454   $17,679
FINANCIAL ADMINISTRATION FEE PAID
                                           $100,528   $104,965        $71,604  $61,278             $48,721   $48,673
FINANCIAL ADMINISTRATION FEE WAIVED
                                           $5,800     $ --            $7,800   $ --                $7,790    $ --
BROKERAGE COMMISSIONS PAID
                                           $6,490     $2,320          $ --     $ --                $ --      $ --
                                      MORTGAGE SECURITIES FUND       OHIO TAX-FREE FUND      SHORT/INTERMEDIATE FIXED
                                                                                              INCOME SECURITIES FUND
                                     FOR THE FISCAL YEARS ENDED  FOR THE FISCAL YEARS ENDED FOR THE FISCAL YEARS ENDED
                                            DECEMBER 31,                DECEMBER 31,               DECEMBER 31,
                                     2006     2005       2004    2006   2005       2004      2006    2005      2004
ADVISORY FEE PAID                          $383,620   $275,762        $279,729 $317,947            $717,267  $807,436
ADVISORY FEE WAIVED                        $ --       $ --            $ --     $ --                $ --      $$ --
ADMINISTRATIVE FEE PAID                    $65,768    $42,435         $47,940  $48,680             $122,918  $123,716
SUB-ADMINISTRATIVE FEE PAID                $37,812    $32,020         $27,588  $37,166             $70,749   $94,290
FINANCIAL ADMINISTRATION FEE PAID
                                           $60,524    $48,290         $64,545  $69,741             $78,455   $91,033
FINANCIAL ADMINISTRATION FEE WAIVED
                                           $2,659     $ --            $6,554   $ --                $5,100    $ --
BROKERAGE COMMISSIONS PAID
                                           $5,353     $8,810          $188     $ --                $ --      $ --

 (1)  The Macro 100 Fund commenced operations on April 30, 2004.





PRINCIPAL HOLDERS OF SECURITIES - TO BE UPDATED BY AMENDMENT

Information is provided below regarding each person who owns of record or is known by the Trust to own beneficially 5% or more of any class of Shares of any Fund. The Advisor is a wholly owned subsidiary of Huntington Bank. Huntington Bank, a national banking association, is an indirect wholly-owned subsidiary of HBI, a bank holding company organized under the laws of Ohio. By virtue of Huntington's affiliation with Huntington Bank, Huntington may be deemed to control the Funds.










                    5% OR MORE OWNERS AS OF APRIL [ ], 2007

                         FUND                                 SHAREHOLDER NAME         SHARES OWNED PERCENTAGE OWNED
                     SHARE CLASS                                   ADDRESS
Florida Tax-Free Money Fund - Investment A Shares                          Carey & Co.
                                                                          Columbus, OH
Florida Tax-Free Money Fund - Trust Shares                                 Carey & Co.
                                                                          Columbus, OH
Money Market Fund - Investment A Shares                                    Carey & Co.
                                                                          Columbus, OH
                                                       National Financial Services LLC
                                                                          New York, NY
                                                           Unified Fund Services, Inc.
                                                                      Indianapolis, IN
Money Market Fund - Investment B Shares                National Financial Services LLC
                                                                          New York, NY
Money Market Fund - Trust Shares                                           Carey & Co.
                                                                          Columbus, OH
Money Market Fund - Interfund Shares                                       Carey & Co.
                                                                          Columbus, OH
Ohio Municipal Money Market Fund - Investment A Shares National Financial Services LLC
                                                                          New York, NY
                                                                           Carey & Co.
                                                                          Columbus, OH
                                                                         M P Asset Co.
                                                                             Akron, OH
Ohio Municipal Money Market Fund - Trust Shares                            Carey & Co.
                                                                          Columbus, OH
U.S. Treasury Money Market Fund - Investment A Shares  National Financial Services LLC
                                                                          New York, NY
                                                                           Carey & Co.
                                                                          Columbus, OH
U.S. Treasury Money Market Fund - Trust Shares                             Carey & Co.
                                                                          Columbus, OH
Dividend Capture - Investment A Shares                 National Financial Services LLC
                                                                          New York, NY
Dividend Capture - Investment B Shares                 National Financial Services LLC
                                                                          New York, NY
Dividend Capture - Trust Shares                                                   FMCO
                                                                          Columbus, OH
                                                                           Carey & Co.
                                                                          Columbus, OH
Growth Fund - Investment A Shares                      National Financial Services LLC
                                                                          New York, NY
Growth Fund - Investment B Shares                      National Financial Services LLC
                                                                          New York, NY
Growth Fund - Trust Shares                                                        FMCO
                                                                          Columbus, OH
                                                                           Carey & Co.
                                                                          Columbus, OH
Income Equity Fund - Investment A Shares               National Financial Services LLC
                                                                          New York, NY
Income Equity Fund - Investment B Shares               National Financial Services LLC
                                                                          New York, NY
Income Equity Fund - Trust Shares                                          Carey & Co.
                                                                          Columbus, OH
                                                                                  FMCO
                                                                          Columbus, OH
International Equity Fund - Investment A Shares                                   FMCO
                                                                          Columbus, OH
                                                       National Financial Services LLC
                                                                          New York, NY
                                                                           Carey & Co.
                                                                          Columbus, OH
International Equity Fund - Investment B Shares        National Financial Services LLC
                                                                          New York, NY
International Equity Fund - Trust Shares                                   Carey & Co.
                                                                          Columbus, OH
Macro 100 Fund- Investment A Shares                    National Financial Services LLC
                                                                          New York, NY
Macro 100 Fund- Investment B Shares                    National Financial Services LLC
                                                                          New York, NY
Macro 100 Fund - Trust Shares                                              Carey & Co.
                                                                          Columbus, OH
                                                             McDonald Investments Inc.
                                                                          Brooklyn, OH
Mid Corp America Fund - Investment A Shares            National Financial Services LLC
                                                                          New York, NY
                                                                           Carey & Co.
                                                                          Columbus, OH
Mid Corp America Fund - Investment B Shares            National Financial Services LLC
                                                                          New York, NY
Mid Corp America Fund - Trust Shares                                       Carey & Co.
                                                                          Columbus, OH
New Economy Fund - Investment A Shares                 National Financial Services LLC
                                                                          New York, NY
                                                                                  FMCO
                                                                          Columbus, OH
New Economy Fund - Investment B Shares                 National Financial Services LLC
                                                                          New York, NY
New Economy Fund - Trust Shares                                            Carey & Co.
                                                                          Columbus, OH
                                                                                  FMCO
                                                                          Columbus, OH
Rotating Markets Fund - Investment A Shares            National Financial Services LLC
                                                                          New York, NY
                                                                                  FMCO
                                                                          Columbus, OH
Rotating Markets Fund - Trust Shares                                       Carey & Co.
                                                                          Columbus, OH
                                                                                  FMCO
                                                                          Columbus, OH
Situs Small Cap Fund - Investment A Shares             National Financial Services LLC
                                                                          New York, NY
                                                                                  FMCO
                                                                          Columbus, OH
Situs Small Cap Fund - Investment B Shares             National Financial Services LLC
                                                                          New York, NY
Situs Small Cap Fund - Trust Shares                                        Carey & Co.
                                                                          Columbus, OH
                                                                                  FMCO
                                                                          Columbus, OH
                                                                      Key Bank NA TTEE
                                                                         Cleveland, OH
Fixed Income Securities Fund - Investment A Shares     National Financial Services LLC
                                                                          New York, NY
                                                                     William J. Umberg
                                                                        Cincinnati, OH
Fixed Income Securities Fund - Investment B Shares     National Financial Services LLC
                                                                          New York, NY









                          FUND                                           SHAREHOLDER NAME SHARES OWNED PERCENTAGE OWNED
                       SHARE CLASS                                                ADDRESS
Fixed Income Securities Fund - Trust Shares                                     SEI-Trust
                                                                                 Oaks, PA
                                                                              Carey & Co.
                                                                             Columbus, OH
                                                                                     FMCO
                                                                             Columbus, OH
Intermediate Government Income Fund - Investment A Shares National Financial Services LLC
                                                                             New York, NY
Intermediate Government Income Fund - Investment B Shares National Financial Services LLC
                                                                             New York, NY
Intermediate Government Income Fund - Trust Shares                                   FMCO
                                                                             Columbus, OH
                                                                              Carey & Co.
                                                                             Columbus, OH
Michigan Tax-Free Fund - Investment A Shares                           Welland W. Sprague
                                                                             Portland, MI
                                                          National Financial Services LLC
                                                                             New York, NY
Michigan Tax-Free Fund - Investment B Shares              National Financial Services LLC
                                                                             New York, NY
Michigan Tax-Free Fund - Trust Shares                                         Carey & Co.
                                                                             Columbus, OH
Mortgage Securities Fund - Investment A Shares            National Financial Services LLC
                                                                             New York, NY
Mortgage Securities Fund - Investment B Shares            National Financial Services LLC
                                                                             New York, NY
Mortgage Securities Fund - Trust Shares                                       Carey & Co.
                                                                             Columbus, OH
Ohio Tax-Free Fund - Investment A Shares                  National Financial Services LLC
                                                                             New York, NY
                                                                              Carey & Co.
                                                                             Columbus, OH
                                                                      John. W. Warbritton
                                                                          Westerville, OH
                                                                      Ursula E. M. Umberg
                                                                           Cincinnati, OH









                                FUND                                                 SHAREHOLDER NAME SHARES OWNED PERCENTAGE OWNED
                             SHARE CLASS                                                      ADDRESS
Ohio Tax-Free Fund - Investment B Shares                              National Financial Services LLC
                                                                                         New York, NY
Ohio Tax-Free Fund - Trust Shares                                                         Carey & Co.
                                                                                         Columbus, OH
Short/Intermediate Fixed Income Securities Fund - Investment A Shares National Financial Services LLC
                                                                                         New York, NY
Short/Intermediate Fixed Income Securities Fund - Trust Shares                            Carey & Co.
                                                                                         Columbus, OH

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.



SHAREHOLDER RIGHTS

The Trust is an open-end management investment company, whose Declaration of Trust permits the Trust to offer separate series of Shares of beneficial interest, representing interests in separate portfolios of securities. The Shares in any one portfolio may be offered in two or more separate classes. As of the date of this SAI, the Trustees have established four classes of Shares, known as Investment A Shares, Investment B Shares, Trust Shares, and Interfund Shares. Interfund Shares are offered only by the Money Market Fund. All of the Income Funds (except Short/Intermediate Fixed Income Securities Fund), the Equity Funds and the Money Market Fund offer Investment B Shares.

Investment A Shares, Investment B Shares, Trust Shares, and Interfund Shares of a Fund are fully transferable. Each class is entitled to dividends from the respective class assets of the Fund as declared by the Trustees, and if the Trust (or a Fund) were liquidated, the shareholders of each class would receive the net assets of the Fund attributable to each respective class.

All shareholders are entitled to one vote for each Share held on the record date for any action requiring a vote by the shareholders, and a proportionate fractional vote for each fractional Share held. Shareholders of the Trust will vote in the aggregate and not by Fund or class except (i) as otherwise expressly required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular Fund or class, or
(ii) only holders of Investment A Shares and/or Investment B Shares will be entitled to vote on matters submitted to shareholder vote with respect to the Rule 12b-1 Plan applicable to such class or classes.

The rights of shareholders cannot be modified without a majority vote.

The Trust is not required to hold annual meetings of shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a shareholder meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and
(ii) if, as a result of a vacancy on the Board, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, a Trustee may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting must be held upon written request of not less than 10% of the outstanding Shares of the Trust. Upon written request by the holders of Shares representing 1% of the outstanding Shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, a Trustee may continue to hold office and may appoint successor Trustees.

Shareholder inquiries regarding the Funds should be directed to the Trust, c/o Unified Fund Services, Inc., P.O. Box 6110, Indianapolis, IN 46206-6110.

Additional Information on Purchases, Exchanges and Redemptions

Investment A Shares and Investment B Shares of each of the Funds may be purchased, exchanged or redeemed by contacting the Trust, The Huntington Investment Company or a Huntington Licensed Personal Banker. Investment A Shares may also be offered through other financial intermediaries.

Trust Shares may be purchased only through fiduciary, advisory, agency and other similar accounts maintained by or on behalf of Huntington or its affiliates or correspondent banks as well as similar customers of third party financial institutions. Individuals who receive Trust Shares as a result of a Trust distribution or similar transaction or by operation of law, will be permitted to retain such Shares, but may not purchase additional Trust Shares, except by means of the reinvestment of dividends or distributions. Exchanges of Trust Shares, if permitted by the account agreement, as well as redemptions of Trust Shares, are made by contacting the Trust.

Interfund Shares are available only for purchase by the Funds and may be purchased, exchanged or redeemed by contacting the Trust.

Telephone purchase, exchange or redemption requests may be recorded and will be binding upon an investor. Use of the telephone for exchanges or redemptions involves the possible risk of loss, since anyone providing the required information may be able to use the service without the shareholder's permission. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In times of extreme economic or market conditions, shareholders may have difficulty making redemptions or exchanges by telephone. If a shareholder cannot make contact by telephone, redemption or exchange requests should be made in writing and sent by overnight mail to the Trust.

In connection with certain redemption or exchange requests, a shareholder may be required to obtain a signature guarantee for authentication purposes. Only New Technology Medallion imprints will be accepted as signature guarantees.



OTHER PURCHASE INFORMATION

Purchases of all classes of Shares are made at NAV, plus (for Investment A Shares only) any applicable sales charge. All purchases, except for of Interfund Shares, are subject to minimum purchase requirements, but these requirements may be waived by the Distributor. Payment for Investment A Shares or Investment B Shares may not be by third party check, and any checks drawn from a bank located outside the U.S. will result in a delay in processing until the check has cleared.

If at any time the right to purchase Shares is suspended, although no new purchases may be made, in some circumstances existing shareholders may be permitted to purchase additional Shares and have dividends reinvested.

Payment in Kind. In addition to payment by check, Shares of a Fund may be purchased by customers of the Advisor in exchange for securities held by an investor which are acceptable to that Fund. Investors interested in exchanging securities must first telephone Huntington at (800) 253-0412 for instructions regarding submission of a written description of the securities the investor wishes to exchange. Within five business days of the receipt of the written description, Huntington will advise the investor by telephone whether the securities to be exchanged are acceptable to the Fund whose Shares the investor desires to purchase and will instruct the investor regarding delivery of the securities. There is no charge for this review. Securities which have been accepted by a Fund must be delivered within five days following acceptance.

Securities accepted by a Fund are valued in the manner and on the days described in the section entitled "Determination of Net Asset Value" as of 4:00 p.m. (Eastern Time).

The value of the securities to be exchanged and of the Shares of the Fund may be higher or lower on the day Fund Shares are offered than on the date of receipt by Huntington of the written description of the securities to be exchanged. The basis of the exchange of such securities for Shares of the Fund will depend on the value of the securities and the NAV of Fund Shares next determined following acceptance on the day Fund Shares are offered. Securities to be exchanged must be accompanied by a transmittal form which is available from Huntington.

A gain or loss for federal income tax purposes may be realized by the investor upon the securities exchange depending upon the cost basis of the securities tendered. All interest, dividends, subscription or other rights with respect to accepted securities which go "ex" (the interval between the announcement and the payments of the next dividend or right) after the time of valuation become the property of the Fund and must be delivered to the Fund by the investor forthwith upon receipt from the issuer. Further, the investor must represent and agree that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise.


Sales Charge Reductions/Waivers (Investment A Shares). Investment A Shares may be purchased without an initial sales charge by any investor who buys Investment A Shares through an investment professional that does not accept a sales commission from the Funds' Distributor. Investment professionals wishing to offer this sales charge waiver should call the Trust. Also, sales charges applicable to purchases of Investment A Shares may be reduced for certain investors or groups of investors who make larger investments. Investors wishing to take advantage of these sales charge reductions should call the Trust.

Reinstatement Privilege. Every shareholder has a one-time right, within 60 days of redeeming Investment A Shares or Investment B Shares of an Equity or Income Fund, to reinvest the redemption proceeds at the next-determined NAV in Investment A Shares without any sales charge. The investor must notify the Trust in writing of the reinvestment by the shareholder in order to eliminate a sales charge.

If the shareholder redeems Investment A Shares and utilizes the reinstatement privilege, there may be tax consequences.

OTHER EXCHANGE INFORMATION

Exchanges   may   only  be  made  between  Funds  having  identical  shareholder registrations. For any other exchanges you must obtain a New Technology Medallion Signature Guarantee.

Unless   otherwise   specified   in   writing,  the  existing  registration  and
reinvestment options relating to a Fund being exchanged will be used for any new Fund accounts required to be opened in the exchange.

Exchanges will not be available for Shares purchased by check until the check has cleared.



OTHER REDEMPTION INFORMATION

Redemptions of all classes of Shares are made at NAV, less (for Investment B Shares only) any applicable CDSC. If you make exchanges of your Investment B Shares among the Funds, the holding period for purposes of determining the applicable CDSC will be determined based on the purchase date of your original Shares.

If a shareholder wishes to wire redemption proceeds to a bank other than the one previously designated, redemption may be delayed by as much as seven days. To change the name of the bank account to which redemption proceeds will be wired, a shareholder should send a written request (and, if necessary, with a New Technology Medallion Signature Guarantee) to the Trust, c/o The Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110.

Proceeds from the redemption of Shares purchased by check will not be available until the check has cleared.

Shareholders of the Money Market Funds who write checks to redeem Investment A Shares may be subject to certain checking account fees. Checks written on these accounts may be negotiated through the shareholder's local bank and should not be sent to the issuing bank in order to redeem Investment A Shares. Canceled checks are sent to the shareholder each month.

Redemption in kind. Although the Funds intend to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund determines that payment should be in kind. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as a Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Trustees deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.



                        DETERMINATION OF NET ASSET VALUE

NAV is calculated at 10:30 a.m. Eastern time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund and at 1:00 p.m. Eastern time for the Money Market Fund and the U.S. Treasury Money Market Fund. In addition, these Money Market Funds and all the other Funds calculate their NAV as of the close of the NYSE every Monday through Friday except (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its NAV might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of an emergency, the Money Market Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing.

For valuing securities in calculating NAV, the Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. The process of selecting securities is consistent with the credit quality and diversification requirements of Rule 2a-7. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The value of securities in a Fund can be expected to vary inversely with changes in prevailing interest rates. Pursuant to Rule 2a-7, each of the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to maintaining a stable NAV per Share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (except as described below) nor maintain a dollar-weighted average maturity of greater than 90 days. Repurchase agreements involving the purchase of securities with remaining maturities of greater than 397 days will be treated as having a maturity equal to the period remaining until the date on which the repurchase is scheduled to occur or, where no date is specified and the agreement is subject to a demand feature, the notice period applicable to the demand to repurchase those securities. A variable rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount may be recovered through exercise of the demand feature. A floating rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

The Trustees have undertaken to establish procedures reasonably designed, taking into account current market conditions and each of the Money Market Funds' investment objective, to stabilize the NAV per Share of each Money Market Fund for purposes of sales and redemptions at $1.00. These procedures include a review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the NAV per Share of each Fund, calculated by using available market quotations, deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to investors, the Trustees will take such steps as they deem appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the Fund's average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a NAV per Share based on available market quotations. In addition, if the Advisor becomes aware that any Second Tier Security or Unrated Security held by a Fund has received a rating from any NRSRO below the NRSRO's two highest rating categories, the procedures adopted by the Trustees in accordance with Rule 2a-7 require the Advisor to dispose of such security unless (i) the sale would cause the deviation between the Fund's amortized cost and market-determined values per Share to exceed 0.40 of 1% (in which case the Trustees will meet to determine what action to take) or (ii) the Trustees reassess the credit quality of the security and determine that it is in the best interests of shareholders to retain the investment. In the event a Fund holds a defaulted security, a security that has ceased to be an Eligible Security, or a security that has been determined to no longer present minimal credit risks, Rule 2a-7 requires the Fund to dispose of the security unless the Trustees determine that such action is not in the best interest of shareholders. The Rule requires each Fund to limit its investments to securities determined to present minimal credit risks based on factors in addition to ratings assigned a security by an NRSRO and which are at the time of acquisition Eligible Securities.

Rule 2a-7, as amended, defines the terms NRSRO, Requisite NRSROs, Eligible Securities, Rated Securities, Unrated Securities, Demand Features, Guarantees, Unconditional Demand Features, First Tier Securities and Second Tier Securities in establishing risk limiting conditions for money market mutual funds.

Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events. U.S. Government obligations held by the Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE (generally 4:00 p.m., Eastern Time) on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest-volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV. In certain limited circumstances such as when a security's closing price versus the prior day's closing price exceeds a defined variance tolerance, or when a security's closing price is unchanged as compared to the prior day's closing price, a financial intermediary's good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security's market price is readily available. Additionally, should the Trust's sub-financial administrator determine that the intermediary's fair value determination does not accurately reflect a security's fair value, then the Trust's sub-financial administrator may request that the Trust's Pricing Committee make its own fair value determination. In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund.

A summary of those definitions follows:

"NRSRO" is any nationally recognized statistical rating organization as that term is used in the Securities Exchange Act of 1934, that is not an affiliated person of the issuer, guarantor or provider of credit support for the instrument. While the Appendix to the SAI identifies each NRSRO, examples include S&P, Moody's and Fitch Ratings (Fitch).

"REQUISITE NRSROs" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or class of debt obligations of an issuer at the time the fund acquired the security, that NRSRO.

"ELIGIBLE SECURITIES" are defined as (i) Rated Securities with a remaining maturity of 397 or less days and which have received rating in one of the two highest rating categories; (ii) Unrated Securities that are of comparable equality, provided that an Unrated Security is not an Eligible Security if the security has received a long-term rating from any NRSRO that is not within the NRSRO's three highest long-term rating categories, unless the security has received a long-term rating from an NRSRO in one of the three highest rating categories, and provided that certain asset backed securities shall not be Eligible Securities unless they have received a rating from an NRSRO; and (iii)a security that is subject to a Demand Feature or Guarantee whether the Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee.

"RATED SECURITIES" include (i) securities that have received a short-term rating from an NRSRO, or have been issued by an issuer that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security, or
(ii) securities that are subject to a Guarantee that has received a short-term rating from an NRSRO, or a Guarantee issued by a guarantor that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and a security with the Guarantee. In either case, a security is not a Rated Security if it is subject to an external credit support agreement that was no in effect when the security was assigned its rating, unless the security has received a short-term rating reflecting the existence of the credit support or the credit support itself has received a short-term rating.

"UNRATED SECURITIES" are any securities that are not Rated Securities.

"DEMAND FEATURE" is (i) a feature permitting the holder of a security to sell the security at an exercise price equal to the approximate amortized cost of the security plus accrued interest, if any, at the time of exercise, provided that such feature must be exercisable either at any time on no more than 30 calendar days' notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 calendar days' notice; or (ii) a feature permitting the holder of certain asset backed securities unconditionally to receive principal and interest within 397 calendar days of making demand.

"GUARANTEE" is an unconditional obligation of a person other than the issuer of the security to undertake to pay, upon presentment by the holder of the Guarantee (if required), the principal amount of the underlying security plus accrued interest when due or upon default, or, in the case of an Unconditional Demand Feature, an obligation that entitles the holder to receive upon exercise the approximate amortized cost of the underlying security or securities, plus accrued interest, if any. A Guarantee includes a letter of credit, financial guaranty (bond) insurance, and an Unconditional Demand Feature (other than an Unconditional Demand Feature provided by the issuer of the security).

"UNCONDITIONAL DEMAND FEATURE" means a Demand Feature that by its terms would be readily exercisable in the event of a default in payment of principal or interest on the underlying security or securities.

"FIRST TIER SECURITY" means any (i) Rated Security which has received the highest short-term rating by the Requisite NRSROs for debt obligations, (ii) any Unrated Security that is of comparable quality, (iii) any security issued by a registered investment company that is a money market fund, or (iv) certain government securities.

"SECOND TIER SECURITY" means any Eligible Security that is not a First Tier Security.





                                     TAXES
FEDERAL INCOME TAXATION

Each Fund has elected to be treated, and intends to qualify each year, as a regulated investment company (a "RIC") under Subchapter M of the Code. Qualification as a RIC requires, among other things, that the Fund:

      (i)   derive in each taxable year at least 90%  of  its gross income from:
            (a) dividends, interest, payments with respect to certain securities loans, and gains from the sales or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) net income derived from interests in certain publicly traded partnerships that are treated as partnerships for U.S. federal income tax purposes and that derive less than 90% of their gross income from the items described in (a) above (each a "Qualified Publicly Traded Partnership"); and

      (ii) diversify its holdings so that, at the end of each quarter of each taxable year: (a) at least 50% of the value of the Fund's total assets is represented by (I) cash and cash items, U.S. government securities, the securities of other regulated investment companies and (II) other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (I) any one issuer, (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or (III) any one or more Qualified Publicly Traded Partnerships.

As a RIC, a Fund will not be subject to federal income tax on its "net investment income" (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and "net capital gain" (the excess of the Fund's net long-term capital gain over net short-term capital loss), if any, that it distributes in each taxable year to its shareholders, provided that it distributes at least 90% of the sum of its investment company taxable income for such taxable year and its net tax-exempt interest income for such taxable year. However, a Fund will be subject to federal corporate income tax (currently at a maximum rate of 35%) on any undistributed income other than tax-exempt income from Municipal Obligations and to alternative minimum tax (currently at a maximum rate of 20% for corporations such as the Fund) on alternative minimum taxable income.

If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its income at corporate rates, and all distributions from earnings and profits, including any distribution of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize net unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the under-distributed amounts.
A dividend paid to shareholders by a Fund in January is generally deemed to have been paid by a Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Fund distributions. Distributions from a Fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of net capital gains (that is, the excess of net gains from capital assets held more than one year over net losses from capital assets held by a Fund for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held the Shares in a Fund. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions from capital gains are generally made after applying any available capital loss carryovers. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares through the Dividend Reinvestment Plan. Any gain resulting from the sale of exchange of Fund Shares generally will be taxable as capital gains. Long-term capital gain rates have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets - through December 31, 2008. For taxable years beginning on or before December 31, 2008, distributions of investment income properly designated by a Fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gains. In order for some portion of the dividends received by a Fund shareholder to be "qualified dividend income," the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's Shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the Unites States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to a Fund's Shares. Only qualified dividend income received by a Fund after December 31, 2002 is eligible for pass-through treatment. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by a Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be "debt-financed" (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that a Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that a Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) by application of the Code.

Due to certain of a Fund's hedging and other investment activities, the net investment income calculated for accounting purposes and distributed to shareholders may in certain circumstances exceed or be less than a Fund's net tax exempt and taxable income. If a Fund distributes amounts in excess of the Fund's "earnings and profits" (which provide a measure of a Fund's dividend paying capacity for tax purposes), such excess distributions to shareholders will be treated as a return of capital to the extent of a shareholder's basis in his or her Shares, and thereafter as gain from the sale or exchange of a capital asset. A return of capital is not taxable to a shareholder but has the effect of reducing the shareholder's basis in the relevant Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by a shareholder of his or her Shares. However, because a Fund's expenses attributable to earning tax exempt income do not reduce the Fund's current earnings and profits, a portion of any distribution in excess of a Fund's net tax exempt and taxable income may be considered paid out of the Fund's earnings and profits and may therefore be treated as a taxable dividend (even though that portion economically represents a return of the Fund's capital). Dividends and distributions on a Fund's Shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's NAV reflects gains that are either unrealized, or realized but not distributed.

Exempt-interest dividends. A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the Fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal AMT purposes and for state and local purposes (see below). If a Fund intends to pay only exempt-interest dividends, the Fund may be limited in its ability to engage in such taxable transactions as forward commitments, repurchase agreements, financial futures, and options contracts on financial futures, tax-exempt bond indices, and other assets. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry Shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of Shares. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity bonds and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such bonds or who are "related persons" of such substantial users (within the meaning of Section 147(a) of the
Code). Recipients of certain Social Security and Railroad Retirement benefits may have to take into account exempt-interest dividends from the Fund in determining the taxability of such benefits. Shareholders should consult their own tax advisor regarding the potential effect on them (if any) of any investment in the Fund. A Fund which is qualified to pay exempt-interest dividends will inform investors within 60 days of the Fund's fiscal year end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of a Fund's income that was tax-exempt during the period covered by the distribution. The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority, except as otherwise provided herein (see below). You are advised to consult with your tax advisor about state and local tax matters.

Hedging transactions. Certain investment and hedging activities of a Fund, including transactions in options, futures contracts, straddles, forward contracts, foreign currencies, foreign securities, or other similar transactions, will be subject to special tax rules (including sale, mark-to-market, straddle, wash sale and short-sale rules). In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of the Fund's income and distributions to shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income (or, in the case of a tax-exempt Fund, the sum of its net tax-exempt and taxable income). If a Fund's book income exceeds its taxable income (or, in the case of a tax-exempt Fund, its tax-exempt income) the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income),
(ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If a Fund's book income in less than its taxable income (or, in the case of a tax-exempt Fund, the sum of its net tax-exempt and taxable income), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Foreign currency-denominated securities and related hedging transactions. A Fund's transactions in foreign currency-denominated debt securities, certain foreign currency options, futures contracts, and forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Tax Credit. If more than 50% of a Fund's assets at year end consists of the stock or securities in foreign corporations, that Fund intends to qualify for and make the election permitted under Section 853 of the Code so that shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amount distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, as a result of which shareholders may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Investment by a Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons. A Fund's investments in foreign securities may be subject to withholding taxes at the source on dividends or interest payments.

Sale or redemption of Shares. The sale, exchange or redemption of a Fund's Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of a Fund's Shares will be treated as short-term capital gain or loss. However, if a shareholder sells Shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such Shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of Shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the Shares. All or a portion of any loss realized upon a taxable disposition of a Fund's Shares will be disallowed if other Shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased Shares will be adjusted to reflect the disallowed loss.

Backup Withholding. In general, a Fund is required to withhold and remit to the U.S. Treasury a percentage of the proceeds of Share sales, exchanges, or redemptions made by and taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is a United States person and is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate is 28% for amounts paid through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

The Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

Securities issued or purchased at a discount. The Funds' investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Shares purchased through tax-qualified plans. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

Unrelated Business Taxable Income. Under current law, a Fund generally serves to block unrelated business taxable income ("UBTI") from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if either: (1) a Fund invests in real estate investment trusts ("REITs") that hold residual interests in real estate mortgage investment conduits ("REMICs"); or
(2) shares in a Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). If a charitable remainder trust (as defined in Code Section 664) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting purchases of Shares of a Fund. No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, investors are urged to consult their tax advisors with specific reference to their own tax situation.

STATE TAXATION

Florida. Florida currently does not impose an income tax on individuals. Thus, individual shareholders of the Florida Tax-Free Money Fund are not subject to any Florida state or local income taxes on distributions received from the Florida Tax-Free Money Fund, and as noted below are no longer subject to the state intangibles tax.

On July 27, 2006, the Florida state intangibles tax was repealed, effective as of January 1, 2007. The Florida state intangibles tax was, subject to certain exceptions or exemptions, an annual tax based on the market value, as of January 1, of intangible personal property owned, managed or controlled by Florida residents or persons doing business in Florida. The legislation repealing the Florida state intangibles tax declared it to be the Florida legislature's intent to assess and collect all annual intangible personal property taxes due for calendar year 2006 and prior years. As a result of the repeal of the Florida state intangibles tax, the Fund's investment portfolio will not be subject to the Florida state intangibles tax starting in 2007. Shareholders of the Fund should consult their tax advisors regarding the consequences that the repeal of the Florida state intangibles tax will have on their taxes and financial condition.

In a majority of states that have an income tax, dividends paid by a mutual fund attributable to investments in a particular state's municipal obligations are exempt from both federal and such state's income tax. If Florida were to adopt an income tax in the future, and assuming that its income tax policy with respect to mutual funds investing in Florida state and local municipal obliga-tions would be similar to the general tax policy of other states, dividends paid by the Fund would be exempt from Florida state income tax. A constitutional amendment approved by referendum would be required before an individual tax could be imposed.

Shareholders of the Florida Tax-Free Money Fund should consult their tax advisors about other state and local tax consequences of their investments in the Florida Tax-Free Money Fund.

Michigan. Under existing Michigan laws, distributions made by the Michigan Tax-Free Fund will not be subject to Michigan personal income taxes to the extent that such distributions qualify as exempt-interest dividends under the Code and represent: (i) income and dividends from obligations of Michigan, which obligations are excluded from federal adjusted gross income; or (ii) income from obligations of the United States government which Michigan is prohibited by law from subjecting to a net income tax.

Distributions by the Fund are not subject to the Michigan Single Business Tax to the extent that such distributions are derived from interest on obligations that would be exempt if owned directly by the shareholder, such as obligations of Michigan and the United States government.

Certain municipalities in Michigan also impose an income tax on individuals and corporations. However, to the extent that the dividends from the Fund are exempt from federal regular income taxes, such dividends also will be exempt from Michigan municipal income taxes.

Shareholders of the Michigan Tax-Free Fund should consult their tax advisors about other state and local tax consequences of their investments in the Michigan Tax-Free Fund.

Ohio. Under current Ohio law, individuals and estates that are subject to Ohio personal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions with respect to Shares of the Ohio Municipal Money Market Fund or the Ohio Tax-Free Fund (Distributions) to the extent that such Distributions are properly attributable to interest on obligations of the State of Ohio, political or governmental subdivisions thereof as defined in Section 5709.76(D)(10) of the Ohio Revised Code, nonprofit corporations authorized to issue public securities for or on behalf of Ohio or a subdivision or agencies or instrumentalities of Ohio or its political subdivisions (Ohio Obligations). Corporations that are subject to the Ohio corporation franchise tax will not have to include Distributions in their tax base for purposes of calculating the Ohio corporation franchise on the net income basis to the extent that such Distributions either constitute exempt-interest dividends for federal income tax purposes or are properly attributable to interest on Ohio Obligations. However, Shares of the Ohio Municipal Money Market Fund and the Ohio Tax Free Fund will be included in a corporation's tax base for purposes of calculating the Ohio corporation franchise tax on the net worth basis.

Distributions that consist of interest on obligations of the United States or its territories or possessions or of any authority, commission, or instrumentality of the United States ("Territorial Obligations") the interest on which is exempt from state income taxes under the laws of the United States are exempt from the Ohio personal income tax, and municipal and school district income taxes in Ohio. In addition, net interest on Territorial Obligations is excluded from the net income base of the Ohio corporation franchise tax to the extent such interest is excluded from gross income for federal income tax purposes.

Distributions properly attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources generally will not be exempt from the Ohio personal income tax, municipal or school district income taxes in Ohio or the net income base of the Ohio corporation franchise tax.

The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are not subject to the Ohio personal income tax or school district or municipal income taxes in Ohio. The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are not subject to the Ohio corporation franchise tax or the Ohio dealers in intangibles tax, provided that, if there is a sufficient nexus between the State of Ohio and such entity that would enable the State to tax such entity, the Fund timely files the annual report required by Section 5733.09 of the Ohio Revised Code. The Ohio Tax Commissioner has waived this annual filing requirement for each tax year since 1990, the first tax year to which such requirement applied.

This discussion of Ohio taxes assumes that the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund will each continue to qualify as a regulated investment company under the Code and that at all times at least 50% of the value of the total assets of each of the Funds consists of Ohio Obligations or similar obligations of other states or their subdivisions.

Shareholders of the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund should consult their tax advisors about other state and local tax consequences of their investments in the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund.


DIVIDENDS AND DISTRIBUTIONS

MONEY MARKET FUNDS

The net investment income of each class of Shares of each Money Market Fund is determined as of 4:00 p.m. (Eastern Time) each Business Day. All of the net investment income so determined normally will be declared as a dividend daily to shareholders of record of each class as of the close of business and prior to the determination of NAV. However, if you purchase Shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust. Unless the Business Day before a weekend or holiday is the last day of an accounting period, the dividend declared on that day will include an amount in respect of the Fund's income for the subsequent non-business day or days. No daily dividend will include any amount of net income in respect of a subsequent semiannual accounting period. Dividends declared during any month will be invested as of the close of business on the last calendar day of that month (or the next Business Day after the last calendar day of the month if the last calendar day of the month is a non-business day) in additional Shares of the same class of the Fund at the NAV per Share, normally $1.00, determined as of the close of business on that day, unless payment of the dividend in cash has been requested.

Net income of a class of Shares of a Money Market Fund consists of all interest income accrued on portfolio assets less all expenses of the Fund and the class and amortized market premium. Amortized market discount is included in interest income. None of the Money Market Funds anticipates that it will normally realize any long-term capital gains with respect to its portfolio securities.

Normally each class of Shares of the Money Market Funds will have a positive net income at the time of each determination thereof. Net income may be negative if an unexpected liability must be accrued or a loss realized. If the net income of a class or classes of Shares of a Money Market Fund determined at any time is a negative amount, the NAV per Share of such class or classes will be reduced below $1.00 unless one or more of the following steps, for which the Trustees have authority, are taken: (1) reduce the number of Shares in each shareholder's account of the applicable class or classes, (2) offset each shareholder's pro rata portion of negative net income against the shareholder's accrued dividend account or against future dividends with regard to the applicable class or classes, or (3) combine these methods in order to seek to obtain the NAV per Share of the applicable class or classes at $1.00. The Trustees may endeavor to restore a Fund's NAV per Share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the NAV per Share will increase to the extent of positive net income which is not declared as a dividend.

Should a Money Market Fund incur or anticipate, with respect to its portfolio, any unusual or unexpected significant expense or loss which would affect disproportionately the Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate, to the extent possible, the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the Shares are held and receiving upon redemption a price per Share lower than that which was paid.

OTHER FUNDS

Each of the Funds, other than the Money Market Funds, will declare and distribute dividends from net investment income of each class of Shares, if any, and will distribute its net realized capital gains, with respective to each class of Shares, if any, at least annually.


                            PERFORMANCE INFORMATION

TO BE UPDATED BY AMENDMENT

From time to time the Trust may advertise the performance of one or more of the Funds. All data is based on past performance and is not intended to indicate future results. Performance of Trust Shares, as compared to Investment A Shares or Investment B Shares, will normally be higher because Investment A Shares and Investment B Shares are subject to distribution (12b-1) fees.

MONEY MARKET FUNDS

Generally, the Money Market Funds will advertise 7-day yields and 7-day effective yields. In addition, the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund may also advertise tax-equivalent yields.

The yield for each class of Shares of a Money Market Fund is computed by determining the percentage net change, excluding capital changes and any income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Share at the beginning of the period, subtracting a charge reflecting any deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 (or approximately 52 weeks).

The effective yield for each class of Shares of a Fund represents a compounding of the base period return by adding 1, raising the sum to a power equal to 365/7, and subtracting 1 from the result, according to the following formula:

             Effective Yield = [(Base Period Return +1) 365/7 ] -1

Tax-equivalent yield is computed by dividing the portion of a Fund's yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund's yield that is not tax-exempt.

Based on the 7-day period ended December 31, 2006 (the "base period"), the yield and effective yield of the Trust Shares of each of the Money Market Funds were as follows:

      FUND-TRUST SHARES                                  YIELD   EFFECTIVE YIELD

      Florida Tax-Free Money Fund......................
      Money Market Fund................................
      Ohio Municipal Money Market Fund.................
      U.S. Treasury Money Market Fund..................

Based on the 7-day period ended December 31, 2006 (the "base period"), the yield and effective yield of the Investment A, B and Interfund Shares of the Money Market Funds listed below were as follows:

      FUND-INVESTMENT A SHARES                                YIELDEFFECTIVE
YIELD

      Florida Tax-Free Money Fund......................
      Money Market Fund................................
      Ohio Municipal Money Market Fund.................
      U.S. Treasury Money Market Fund..................

      MONEY MARKET INVESTMENT B SHARES                        YIELDEFFECTIVE
YIELD

      Money Market Investment B Shares.................

      MONEY MARKET INTERFUND SHARES                           YIELDEFFECTIVE
      YIELD

      Money Market Interfund Shares....................

The tax-equivalent yield for Trust Shares of the Florida Tax-Free Money Fund for the 7-day period ended December 31, 2006, was 4.01% (assuming a 39.6% federal income tax bracket).

The tax-equivalent yield for Investment A Shares of the Florida Tax-Free Money Fund for the 7-day period ended December 31, 2006, was 3.59 % (assuming a 39.6 % federal income tax bracket).

The tax-equivalent yield for Trust Shares of the Ohio Municipal Money Market Fund for the 7-day period ended December 31, 2006, was 4.74% (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

The tax-equivalent yield for Investment A Shares of the Ohio Municipal Money Market Fund for the 7-day period ended December 31, 2006, was 4.27% (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

OTHER FUNDS

Generally, the Equity and Income Funds will advertise average annual total returns. In addition, the Ohio Tax-Free Fund and the Michigan Tax-Free Fund may advertise thirty-day tax-equivalent yields.

                                         ERV 1
                        Average Annual Return = ( ) n - 1
                                          P

In accordance with SEC guidelines, the average annual total return for each class of Shares is calculated according to the following formula: where p = a hypothetical initial of $1,000; n = number of years; and ERV = ending redeemable value of the hypothetical $1,000 investment after the investment period.

In accordance with SEC guidelines, the yield for each class of Shares of an Equity or Income Fund is computed by dividing the net investment income per Share earned during the period by the maximum offering price per Share on the last day of the period, according to the following formula:

                                         a - b
                           Yield = 2[ (      +1 ) (6) +1]
                                          cd

Where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

In accordance with SEC guidelines, the tax-equivalent yield for each class of the Equity and Income Funds is computed by dividing the portion of the yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the yield that is not tax-exempt.

The average annual total returns for Investment A Shares and Investment B Shares of each of the following Funds (including the effect of the currently effective maximum sales load) for the one-year, five-year and ten-year periods and for the life of the respective Fund through December 31, 2006, were as follows:

                                              FISCAL YEAR ENDED      FIVE YEARS ENDED      TEN YEARS ENDED      INCEPTION THROUGH
                                                  12/31/2006            12/31/2006            12/31/2006            12/31/2006
FUND INVESTMENT A SHARES
DIVIDEND CAPTURE FUND
  Before Taxes
  After Taxes on Distributions
  After  Taxes on Distributions and Sale of
  Shares
GROWTH FUND
  Before Taxes
  After Taxes on Distributions
  After Taxes  on Distributions and Sale of
  Shares
INCOME EQUITY FUND
  Before Taxes
  After Taxes on Distributions
  After Taxes on  Distributions and Sale of
  Shares
INTERNATIONAL EQUITY FUND
  Before Taxes
  After Taxes on Distributions
  After Taxes on Distributions  and Sale of
  Shares
MACRO 100 FUND
  Before Taxes
  After Taxes on Distributions
  After Taxes on Distributions and  Sale of
  Shares
MID CORP AMERICA FUND
  Before Taxes
  After Taxes on Distributions
  After Taxes on Distributions and Sale  of
  Shares
NEW ECONOMY FUND
  Before Taxes
  After Taxes on Distributions
  After  Taxes on Distributions and Sale of
  Shares
REAL ASSET FUND
  Before Taxes
  After Taxes on Distributions
  After Taxes  on Distributions and Sale of
  Shares
ROTATING MARKETS FUND
  Before Taxes
  After Taxes on Distributions
  After Taxes on  Distributions and Sale of
  Shares


                                              FISCAL YEAR ENDED      FIVE YEARS ENDED      TEN YEARS ENDED      INCEPTION THROUGH
                                                  12/31/2006            12/31/2006            12/31/2006            12/31/2006
FUND INVESTMENT A SHARES
SITUS SMALL CAP FUND
  Before Taxes
  After Taxes on Distributions
  After Taxes on Distributions  and Sale of
  Shares
FIXED INCOME SECURITIES FUND
  Before Taxes
  After Taxes on Distributions
  After Taxes on Distributions and  Sale of
  Shares
INTERMEDIATE GOVERNMENT INCOME FUND
  Before Taxes
  After Taxes on Distributions
  After Taxes on Distributions and Sale  of
  Shares
MICHIGAN TAX-FREE FUND
  Before Taxes
  After Taxes on Distributions
  After  Taxes on Distributions and Sale of
  Shares
MORTGAGE SECURITIES FUND
  Before Taxes
  After Taxes on Distributions
  After Taxes  on Distributions and Sale of
  Shares
OHIO TAX-FREE FUND
  Before Taxes
  After Taxes on Distributions
  After Taxes on  Distributions and Sale of
  Shares
SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
  Before Taxes
  After Taxes on Distributions
  After Taxes on Distributions  and Sale of
  Shares

(1)   Since March 1, 2001.
(2)   Since May 1, 1991.
(3) Performance shown represents combined performance of the Trust Shares class from July 3, 1989 to May 14, 1997 (adjusted to reflect expenses associated with Investment A Shares) and the Investment A Shares class since its May 14, 1997 inception.
(4)   Since April 30, 2004.
(5)   Since May 1, 2001.
(6)   Since September 30, 2002.
(7) Performance shown includes the applicable predecessor FMB Fund, effective April 13, 1998. Performance shown since inception date of December 2, 1991.
(8)   Since June 2, 1992.
(9) Performance shown represents combined performance of the Trust Shares class from July 3, 1989 to May 9, 2003 (adjusted to reflect expenses associated with Investment A Shares) and the Investment A Shares class since its May 9, 2003 inception.

                                              FISCAL YEAR ENDED      FIVE YEARS ENDED      TEN YEARS ENDED      INCEPTION THROUGH
                                                  12/31/2006            12/31/2006            12/31/2006            12/31/2006
FUND INVESTMENT B SHARES
DIVIDEND CAPTURE FUND
  Before Taxes
  After Taxes on Distributions
  After  Taxes on Distributions and Sale of
  Shares
GROWTH FUND+
  Before Taxes
  After Taxes on Distributions
  After Taxes  on Distributions and Sale of
  Shares
INCOME EQUITY FUND +
  Before Taxes
  After Taxes on Distributions
  After Taxes on  Distributions and Sale of
  Shares
INTERNATIONAL EQUITY FUND
  Before Taxes
  After Taxes on Distributions
  After Taxes on Distributions  and Sale of
  Shares
MACRO 100 FUND
  Before Taxes
  After Taxes on Distributions
  After Taxes on Distributions and  Sale of
  Shares
MID CORP AMERICA FUND
  Before Taxes
  After Taxes on Distributions
  After Taxes on Distributions and Sale  of
  Shares
NEW ECONOMY FUND
  Before Taxes
  After Taxes on Distributions
  After  Taxes on Distributions and Sale of
  Shares
REAL ASSET FUND
  Before Taxes
  After Taxes on Distributions
  After Taxes  on Distributions and Sale of
  Shares
ROTATING MARKETS FUND
  Before Taxes
  After Taxes on Distributions
  After Taxes on  Distributions and Sale of
  Shares
SITUS SMALL CAP FUND
  Before Taxes
  After Taxes on Distributions
  After Taxes on Distributions  and Sale of
  Shares
FIXED INCOME SECURITIES FUND+
  Before Taxes
  After Taxes on Distributions
  After Taxes on Distributions and  Sale of
  Shares

                                              FISCAL YEAR ENDED     FIVE YEARS ENDED     TEN YEARS ENDED     INCEPTION THROUGH
                                                 12/31/2006            12/31/2006          12/31/2006           12/31/2006
FUND INVESTMENT B SHARES
INTERMEDIATE GOVERNMENT INCOME FUND++
  Before Taxes
  After Taxes on Distributions
  After Taxes on Distributions and Sale  of
  Shares
MICHIGAN TAX-FREE FUND+++
  Before Taxes
  After Taxes on Distributions
  After  Taxes on Distributions and Sale of
  Shares
MORTGAGE SECURITIES FUND++++
  Before Taxes
  After Taxes on Distributions
  After Taxes  on Distributions and Sale of
  Shares
OHIO TAX-FREE FUND+++++
  Before Taxes
  After Taxes on Distributions
  After Taxes on  Distributions and Sale of
  Shares

(1)   Since March 1, 2001.
(2)   Since May 1, 1991.
(3)   Since July 3, 1989.
(4)   Since April 30, 2004.
(5)   Since September 30, 2002.
(6)   Since December 2, 1991.
(7)   Since June 2, 1992.

+ Prior to May 1, 2000 (the inception date for Investment B Shares), performance for Investment B Shares includes performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

++  Prior  to  May  12,  2003  (the  inception date for  Investment  B  Shares),
performance  for  Investment  B Shares includes   performance  of  Investment  A
Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

+++  Prior  to  May 19, 2003 (the  inception  date  for  Investment  B  Shares),
performance for Investment  B  Shares  includes   performance  of  Investment  A
Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

++++ Prior to May 13, 2003 (the inception date for Investment B Shares), performance for Investment B Shares includes performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

+++++  Prior  to  May 2, 2003 (the inception  date  for  Investment  B  Shares),
performance for Investment  B  Shares  includes   performance  of  Investment  A
Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

The average annual total returns for Trust Shares of each of the following Funds for the one-year, five-year and ten-year periods and for the life of the respective Fund through December 31, 2006, were as follows:

                                              FISCAL YEAR ENDED      FIVE YEARS ENDED      TEN YEARS ENDED      INCEPTION THROUGH
                                                  12/31/2006            12/31/2006            12/31/2006            12/31/2006
FUND TRUST SHARES
DIVIDEND CAPTURE FUND
  Before Taxes
  After Taxes on Distributions
  After  Taxes on Distributions and Sale of
  Shares
GROWTH FUND
  Before Taxes
  After Taxes on Distributions
  After Taxes  on Distributions and Sale of
  Shares
INCOME EQUITY FUND
  Before Taxes
  After Taxes on Distributions
  After Taxes on  Distributions and Sale of
  Shares
INTERNATIONAL EQUITY FUND
  Before Taxes
  After Taxes on Distributions
  After Taxes on Distributions  and Sale of
  Shares
MACRO 100 FUND
  Before Taxes
  After Taxes on Distributions
  After Taxes on Distributions and  Sale of
  Shares
MID CORP AMERICA FUND
  Before Taxes
  After Taxes on Distributions
  After Taxes on Distributions and Sale  of
  Shares
NEW ECONOMY FUND
  Before Taxes
  After Taxes on Distributions
  After  Taxes on Distributions and Sale of
  Shares
REAL ASSET FUND
  Before Taxes
  After Taxes on Distributions
  After Taxes  on Distributions and Sale of
  Shares
ROTATING MARKETS FUND
  Before Taxes
  After Taxes on Distributions
  After Taxes on  Distributions and Sale of
  Shares
SITUS SMALL CAP FUND
  Before Taxes
  After Taxes on Distributions
  After Taxes on Distributions  and Sale of
  Shares
FIXED INCOME SECURITIES FUND
  Before Taxes
  After Taxes on Distributions
  After Taxes on Distributions and  Sale of
  Shares

                                              FISCAL YEAR ENDED      FIVE YEARS ENDED      TEN YEARS ENDED      INCEPTION THROUGH
                                                  12/31/2006            12/31/2006            12/31/2006            12/31/2006
FUND TRUST SHARES
INTERMEDIATE GOVERNMENT INCOME FUND
  Before Taxes
  After Taxes on Distributions
  After Taxes on Distributions and Sale  of
  Shares
MICHIGAN TAX-FREE FUND
  Before Taxes
  After Taxes on Distributions
  After  Taxes on Distributions and Sale of
  Shares
MORTGAGE SECURITIES FUND
  Before Taxes
  After Taxes on Distributions
  After Taxes  on Distributions and Sale of
  Shares
OHIO TAX-FREE FUND
  Before Taxes
  After Taxes on Distributions
  After Taxes on  Distributions and Sale of
  Shares
SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
  Before Taxes
  After Taxes on Distributions
  After Taxes on Distributions  and Sale of
  Shares

(1)   Since March 1, 2001.
(2)   Since July 3, 1989.
(3)   Since April 30, 2004.
(4)   Since May 1, 2001.
(5)   Since September 30, 2002.
(6) Performance shown includes the applicable predecessor FMB Fund, effective March 13, 1998. Performance shown since inception date of December 2, 1991.
(7)   Since June 2, 1992.
(8)   Since October 18, 1988.

The tax-equivalent yield for the Investment A Shares of the Ohio Tax-Free Fund for the thirty-day period ended December 31, 2006, was 4.74% (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

The tax-equivalent yield for Investment A Shares of the Michigan Tax-Free Fund for the thirty-day period ended December 31, 2006, was 3.67% (assuming a 39.6% federal income tax bracket and a 4.2% Michigan income tax bracket).

The tax-equivalent yield for the Trust Shares of the Ohio Tax-Free Fund for the thirty-day period ended December 31, 2006, was 5.20% (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

The tax-equivalent yield for the Trust Shares of the Michigan Tax-Free Fund for the thirty-day period ended December 31, 2006, was 4.11% (assuming a 39.6% federal income tax bracket and a 4.2% Michigan income tax bracket).



              TAX-EQUIVALENCY TABLES - TO BE UPDATED BY AMENDMENT

            OHIO TAX-FREE FUND AND OHIO MUNICIPAL MONEY MARKET FUND

The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund, with respect to each class of Shares offered, may use a tax equivalency table in advertising and sales literature. The interest earned on tax-exempt securities in either Fund's portfolio generally remains free from federal regular income tax and is free from Ohio personal income taxes. The tables below provide tax-equivalent yields for selected tax-exempt yields. Some portion of either Fund's income may result in liability under the federal AMT and may be subject to state and local taxes.
                                 STATE OF OHIO

                          TAXABLE YIELD EQUIVALENT FOR 2006 STATE OF OHIO
TAX BRACKET:
FEDERAL                       10.00%      15.00%      25.00%       28.00%       33.00%       35.00%
COMBINED FEDERAL
& STATE
                             12.722%     19.083%     30.444%      34.320%      39.870%      41.870%
Single Return:                    $0 -    $7,551 -   $30,651 -    $74,201 -   $154,801 -       Over
                              $7,550     $30,650     $74,200     $154,800     $336,550     $336,550
TAX-EXEMPT YIELD
                                                  TAXABLE YIELD EQUIVALENT
0.50%                          0.57%       0.62%       0.72%        0.76%        0.83%        0.86%
1.00%                          1.15%       1.24%       1.44%        1.52%        1.66%        1.72%
1.50%                          1.72%       1.85%       2.16%        2.28%        2.49%        2.58%
2.00%                          2.29%       2.47%       2.88%        3.05%        3.33%        3.44%
2.50%                          2.86%       3.09%       3.59%        3.81%        4.16%        4.30%
3.00%                          3.44%       3.71%       4.31%        4.57%        4.99%        5.16%
3.50%                          4.01%       4.33%       5.03%        5.33%        5.82%        6.02%
4.00%                          4.58%       4.94%       5.75%        6.09%        6.65%        6.88%
4.50%                          5.16%       5.56%       6.47%        6.85%        7.48%        7.74%
5.00%                          5.73%       6.18%       7.19%        7.61%        8.32%        8.60%
5.50%                          6.30%       6.80%       7.91%        8.37%        9.15%        9.46%
6.00%                          6.87%       7.42%       8.63%        9.14%        9.98%       10.32%
6.50%                          7.45%       8.03%       9.34%        9.90%       10.81%       11.18%
7.00%                          8.02%       8.65%      10.06%       10.66%       11.64%       12.04%
7.50%                          8.59%       9.27%      10.78%       11.42%       12.47%       12.90%
8.00%                          9.17%       9.89%      11.50%       12.18%       13.30%       13.76%
8.50%                          9.74%      10.50%      12.22%       12.94%       14.14%       14.62%
9.00%                         10.31%      11.12%      12.94%       13.70%       14.97%       15.48%

Note:The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.


                          TAXABLE YIELD EQUIVALENT FOR 2006 STATE OF OHIO
TAX BRACKET:
FEDERAL                       10.00%      15.00%       25.00%       28.00%       33.00%       35.00%
COMBINED FEDERAL
& STATE
                             14.083%     19.764%      31.320%      34.870%      39.870%      41.870%
Joint Return:                     $0 -   $15,101 -    $61,301 -   $123,701 -   $188,451 -       Over
                             $15,100     $61,300     $123,700     $188,450     $336,550     $336,550
TAX-EXEMPT YIELD
                                                  TAXABLE YIELD EQUIVALENT
0.50%                          0.58%       0.62%        0.73%        0.77%        0.83%        0.86%
1.00%                          1.16%       1.25%        1.46%        1.54%        1.66%        1.72%
1.50%                          1.75%       1.87%        2.18%        2.30%        2.49%        2.58%
2.00%                          2.33%       2.49%        2.91%        3.07%        3.33%        3.44%
2.50%                          2.91%       3.12%        3.64%        3.84%        4.16%        4.30%
3.00%                          3.49%       3.74%        4.37%        4.61%        4.99%        5.16%
3.50%                          4.07%       4.36%        5.10%        5.37%        5.82%        6.02%
4.00%                          4.66%       4.99%        5.82%        6.14%        6.65%        6.88%
4.50%                          5.24%       5.61%        6.55%        6.91%        7.48%        7.74%
5.00%                          5.82%       6.23%        7.28%        7.68%        8.32%        8.60%
5.50%                          6.40%       6.85%        8.01%        8.44%        9.15%        9.46%
6.00%                          6.98%       7.48%        8.74%        9.21%        9.98%       10.32%
6.50%                          7.57%       8.10%        9.46%        9.98%       10.81%       11.18%
7.00%                          8.15%       8.72%       10.19%       10.75%       11.64%       12.04%
7.50%                          8.73%       9.35%       10.92%       11.52%       12.47%       12.90%
8.00%                          9.31%       9.97%       11.65%       12.28%       13.30%       13.76%
8.50%                          9.89%      10.59%       12.38%       13.05%       14.14%       14.62%
9.00%                         10.48%      11.22%       13.10%       13.82%       14.97%       15.48%

Note:The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

The charts above are for illustrative purposes only. They are not indicators of past or future performance.

*The income brackets applicable to the state of Ohio do not correspond to the Federal taxable income brackets. In addition, Ohio taxable income will likely be different than Federal taxable income because it is computed by reference to Federal adjusted gross income (AGI) with specifically-defined Ohio modifications and exemptions, and does not consider many of the deductions allowed from Federal AGI in computing Federal taxable income. No other state tax credits, exemptions, or local taxes have been taken into account in arriving at the combined marginal tax rate. The income amount shown is income subject to federal income tax reduced by adjustments to income, exemptions, and itemized deductions (including the deduction for state and local income taxes). If the standard deduction is taken for Federal income tax purposes, the taxable equivalent yield required to equal a specified tax-exempt yield is at least as great as that shown in the table. It is assumed that the investor is not subject to the AMT. Where applicable, investors should consider the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher income individuals.

                             MICHIGAN TAX-FREE FUND
The Michigan Tax-Free Fund, with respect to each class of Shares offered, may use a tax equivalency table in advertising and sales literature. The interest earned on tax-exempt securities in this Fund's portfolio generally remains free from federal regular income tax and is free from Michigan personal income taxes. Some portion of this Fund's income may result in liability under the federal AMT and may be subject to state and local taxes. The table below provides tax-equivalent yields for selected tax-exempt yields.

                               STATE OF MICHIGAN

                       TAXABLE YIELD EQUIVALENT FOR 2006 STATE OF MICHIGAN
TAX BRACKET:
FEDERAL                    10.00%      15.00%       25.00%       28.00%       33.00%       35.00%
COMBINED FEDERAL
& STATE
                            3.90%      18.90%       28.90%       31.90%       36.90%       38.90%
Joint Return:                  $0 -   $15,101 -    $61,301 -   $123,701 -   $188,451 -       Over
                          $15,100     $61,300     $123,700     $188,450     $336,550     $336,550
Single Return:                 $0 -    $7,551 -    $30,651 -    $74,201 -   $154,801 -       Over
                           $7,550     $30,650      $74,200     $154,800     $336,550     $336,550
TAX-EXEMPT YIELD                               TAXABLE YIELD EQUIVALENT
0.50%                       0.58%        062%        0.70%        0.73%        0.79%        0.82%
1.00%                       1.16%       1.23%        1.41%        1.47%        1.58%        1.64%
1.50%                       1.74%       1.85%        2.11%        2.20%        2.38%        2.45%
2.00%                       2.32%       2.47%        2.81%        2.94%        3.17%        3.27%
2.50%                       2.90%       3.08%        3.52%        3.67%        3.96%        4.09%
3.00%                       3.48%       3.70%        4.22%        4.41%        4.75%        4.91%
3.50%                       4.07%       4.32%        4.92%        5.14%        5.55%        5.73%
4.00%                       4.65%       4.93%        5.63%        5.87%        6.34%        6.55%
4.50%                       5.23%       5.55%        6.33%        6.61%        7.13%        7.36%
5.00%                       5.81%       6.17%        7.03%        7.34%        7.92%        8.18%
5.50%                       6.39%       6.78%        7.74%        8.08%        8.72%        9.00%
6.00%                       6.97%       7.40%        8.44%        8.81%        9.51%        9.82%
6.50%                       7.55%       8.01%        9.14%        9.54%       10.30%       10.64%
7.00%                       8.13%       8.63%        9.85%       10.28%       11.09%       11.46%
7.50%                       8.71%       9.25%       10.55%       11.01%       11.89%       12.27%
8.00%                       9.29%       9.86%       11.25%       11.75%       12.68%       13.09%
8.50%                       9.87%      10.48%       11.95%       12.48%       13.47%       13.91%
9.00%                      10.45%      11.10%       12.66%       13.22%       14.26%       14.73%

Note:The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
     Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                              FLORIDA TAX-FREE MONEY FUND

The Florida Tax-Free Money Fund, with respect to each class of Shares offered, may use a tax equivalency table in advertising and sales literature. The interest earned on tax-exempt securities in this Fund's portfolio generally remains free from federal regular income tax. Some portion of this Fund's income may result in liability under the federal AMT. The table below provides tax-equivalent yields for selected tax-exempt yields.

                                STATE OF FLORIDA

                      TAXABLE YIELD EQUIVALENT FOR 2006 STATE OF FLORIDA
TAX BRACKET:
FEDERAL               10.00%      15.00%       25.00%         28.00%       33.00%       35.00%
Joint                     $0 -   $15,101 -    $61,301 -     $123,701 -   $188,451 -       Over
Return:              $15,100     $61,300     $123,700       $188,450     $336,550     $336,550
Single                    $0 -    $7,551 -    $30,651 -      $74,201 -   $154,801 -       Over
Return:               $7,550     $30,650      $74,200       $154,800     $336,550     $336,550
TAX-EXEMPT YIELD
                                             TAXABLE YIELD EQUIVALENT
0.50%                  0.61%       0.64%        0.72%      0.74%            0.80%        0.82%
1.00%                  1.16%       1.23%        1.38%      1.44%            1.54%        1.59%
1.50%                  1.72%       1.81%        2.05%      2.13%            2.29%        2.36%
2.00%                  2.27%       2.40%        2.72%      2.83%            3.04%        3.13%
2.50%                  2.83%       2.99%        3.38%      3.52%            3.78%        3.90%
3.00%                  3.38%       3.58%        4.05%      4.22%            4.53%        4.67%
3.50%                  3.94%       4.17%        4.72%      4.91%            5.27%        5.43%
4.00%                  4.49%       4.76%        5.38%      5.61%            6.02%        6.20%
4.50%                  5.05%       5.34%        6.05%      6.30%            6.77%        6.97%
5.00%                  5.61%       5.93%        6.72%      6.99%            7.51%        7.74%
5.50%                  6.16%       6.52%        7.38%      7.69%            8.26%        8.51%
6.00%                  6.72%       7.11%        8.05%      8.38%            9.01%        9.28%
6.50%                  7.27%       7.70%        8.72%      9.08%            9.75%       10.05%
7.00%                  7.83%       8.29%        9.38%      9.77%           10.50%       10.82%
7.50%                  8.38%       8.87%       10.05%     10.47%           11.24%       11.59%
8.00%                  8.94%       9.46%       10.72%     11.16%           11.99%       12.36%
8.50%                  9.49%      10.05%       11.38%     11.86%           12.74%       13.13%
9.00%                 10.05%      10.64%       12.05%     12.55%           13.48%       13.90%

Note:The state of Florida levies a tax on intangible personal property, such as stocks, bonds and other evidences of indebtedness. For individual filers the first $250,000 of total taxable assets are exempt. Assets above $250,000 are taxed at $0.50 per $1,000 of value as of January 1st. For joint filers the first $500,000 of total taxable assets are exempt. Assets above $500,000 are taxed at $0.50 per $1,000 of value as of January 1st. Because this is a tax on the value of an investment as opposed to the income generated therefrom, it becomes more difficult to include its effect in an income-derived equivalent yield table. In an effort to simplify your analysis, this table has been prepared assuming an across-the-board 5 basis point incremental benefit resulting from the avoidance of this tax.


     On July 27, 2006, the Florida state intangibles tax was repealed, effective as of January 1, 2007. As a result of this repeal, the Fund's investment portfolio will not be subject to the Florida state intangibles tax starting in 2007.


                              FINANCIAL STATEMENTS

The audited financial statements of the Funds for the fiscal year ended December 31, 2006, and the report of Ernst & Young LLP, independent registered public accounting firm, are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 2006, which has been previously sent to shareholders of each Fund pursuant to Section 30(d) of the 1940 Act and previously filed with the SEC. A copy of the Annual Report to Shareholders may be obtained without charge by contacting the Trust.


                               INVESTMENT RATINGS

The NRSROs that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's, S&P, Fitch, and Thomson BankWatch, Inc. (TBW). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this SAI, and may subsequently change.

MOODY'S LONG-TERM DEBT RATINGS
AAA-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.


S&P LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

FITCH LONG-TERM DEBT RATING DEFINITIONS
AAA--HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--SPECULATIVE. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--HIGHLY SPECULATIVE. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

MOODY'S COMMERCIAL PAPER RATINGS
PRIME-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

FITCH SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

MOODY'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

TBW SHORT-TERM DEBT RATINGS
TBW assigns Short-Term Debt Ratings to specific debt instruments with original maturities of one year or less. These ratings incorporate basically the same factors used for the BANKWATCH Issuer Ratings. There is one major difference, however: the Short-Term Debt Ratings put a greater emphasis on the likelihood of government support. TBW ratings represent an assessment of the likelihood of an untimely payment of principal and interest. Important factors that may influence this assessment are the overall financial health of the particular company, and the probability that the government will come to the aid of a troubled institution in order to avoid a default or failure. The probability of government intervention stems from four primary factors:

{circle}Government guarantees
{circle}Government or quasi-government ownership or control
{circle}The degree of concentration in the banking system
{circle}Government precedent

As with the Issuer Ratings, the Short-Term Debt Ratings incorporate both qualitative and quantitative factors. The ratings are not meant to be "pass/fail" but rather to provide a relative indication of creditworthiness. Therefore, obligations rated TBW-3 are still considered investment-grade.

These Short-Term Debt Ratings can also be restricted to local currency instruments. In such cases, the ratings will be preceded by the designation LC for Local Currency. Short-Term Debt Ratings are based on the following scale and the definitions are:

TBW-1 OR LC-1 - The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 OR LC-2 - The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 OR LC-3 - The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 OR LC-4 - The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.










APPENDIX
The following is a list of persons other than the Advisor, affiliates of the Advisor, and the Sub-Advisor that may receive nonpublic portfolio holdings information concerning the Funds:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
PFPC

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Reed Smith LLP

Sullivan & Worcester LLP

SERVICE PROVIDERS
Lehman Brothers
Thomson ONE
Abel/Noser Corp.
BISYS Fund Services Ohio, Inc.
Citigroup Global Markets Inc.
Edgewood Services, Inc.
Federated Services Company
KeyBanc Capital Markets (McDonald Inc.)
Mesirow Financial Inc.
RBC Dain Rauscher Inc.
Unified Fund Services, Inc.
SECURITY PRICING SERVICES
Interactive Data Corporation
Bloomberg

PROXY VOTING SERVICES
Institutional Shareholder Services
Automatic Data Processing (ADP)
RATINGS AGENCIES
Duff & Phelps
Fitch Ratings
Moody's
S&P
Thomson BankWatch, Inc.

PERFORMANCE REPORTING/PUBLICATIONS
Bloomberg
Lipper
McGraw-Hill
Morningstar
S&P
Thomson Financial
Vickers














                                   ADDRESSES


THE HUNTINGTON FUNDS                         CUSTODIAN FOR HUNTINGTON INTERNATIONAL EQUITY FUND
5800 Corporate Drive                         State Street Bank and Trust Company
Pittsburgh, PA  15237-7010                   Two Heritage Drive
                                             Quincy, MA  02171
DISTRIBUTOR                                  SUB-CUSTODIAN FOR HUNTINGTON SITUS SMALL CAP FUND AND REAL ASSET FUND
Edgewood Services, Inc.                      The Bank of New York
5800 Corporate Drive                         100 Church Street, 10th Floor
Pittsburgh, PA 15237-7000                    New York, NY 10286
INVESTMENT ADVISOR                           TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Huntington Asset Advisors, Inc.              Unified Fund Services, Inc.
41 South High Street                         P.O. Box 6110
Columbus, OH  43287                          Indianapolis, IN  46206-6110
CUSTODIAN, ADMINISTRATOR AND FUND ACCOUNTANT INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Huntington National Bank                 Ernst & Young LLP
41 South High Street                         1100 Huntington Center
Columbus, OH  43287                          41 South High Street
                                             Columbus, OH  43215
SUB-ADMINISTRATOR                            SUB-FUND ACCOUNTANT
Federated Services Company                   BISYS Fund Services Ohio, Inc.
1001 Liberty Avenue                          3435 Stelzer Road
Pittsburgh, PA 15222-3779                    Columbus, OH 43219

Cusip 446327108                Cusip 446327546
Cusip 446327686                Cusip 446327595
Cusip 446327207                Cusip 446327587
Cusip 446327496                Cusip 446327579
Cusip 446327306                Cusip 446327488
Cusip 446327405                Cusip 446327470
Cusip 446327504                Cusip 446327462
Cusip 446327603                Cusip 446327843
Cusip 446327702                Cusip 446327439
Cusip 446327801                Cusip 446327835
Cusip 446327884                Cusip 446327827
Cusip 446327678                Cusip 446327421
Cusip 446327876                Cusip 446327819
Cusip 446327868                Cusip 446327793
Cusip 446327710                Cusip 446327447
Cusip 446327850                Cusip 446327785
Cusip 446327520                Cusip 446327777
Cusip 446327538                Cusip 446327694
Cusip 446327660                Cusip 446327769
Cusip 446327652                Cusip 446327736
Cusip 446327637                Cusip 446327454
Cusip 446327629                Cusip 446327728
Cusip 446327611                Cusip 446327413
Cusip 446327561                Cusip 446327744
Cusip 446327553                Cusip 446327322
Cusip 446327330                Cusip 446327314
Cusip 446327645

Cusips for Real Asset Fund and Class B Shares of Rotating Markets to be added











PART C.      OTHER INFORMATION.

Item 23.     Exhibits

             (a)    (i)          Conformed copy of Agreement and
                                 Declaration of Trust of the Registrant,
                                 dated April 27, 2006; (9)
                    (ii)         Conformed copy of Amendment No. 1 to
                                 Agreement and Declaration of Trust of
                                 the Registrant, dated May 15, 2006; (9)
             (b)    (i)          Copy of By-Laws of the Registrant,
                                 dated April 27, 2006; (9)
             (c)                 Conformed copy of Specimen Certificate
                                 for Shares of Beneficial Interest of
                                 the Registrant, dated April 18, 2006,
                                 including Certificate of Amendment
                                 dated May 17, 2006; (9)
             (d)    (i)          Conformed copy of Investment Advisory
                                 Agreement dated June 23, 2006, between
                                 the Registrant and Huntington Asset
                                 Advisors, Inc., relating to the
                                 Dividend Capture Fund, International
                                 Equity Fund, Mid Corp America Fund, New
                                 Economy Fund, Rotating Index Fund and
                                 the Situs Small Cap Fund; (9)
                    (ii)         Conformed copy of Amendment to Investment
                                 Advisory Agreement dated June 23, 2006,
                                 between the Registrant and Huntington
                                 Asset Advisors, Inc., relating to the
                                 Dividend Capture Fund, International
                                 Equity Fund, Mid Corp America Fund, New
                                 Economy Fund, Rotating Index Fund and the
                                 Situs Small Cap Fund; (9)
                    (iii)        Conformed copy of Investment Advisory
                                 Agreement dated June 23, 2006, between the
                                 Registrant and Huntington Asset Advisors,
                                 Inc., relating to the U.S. Treasury Money
                                 Market Fund, Growth Fund, Income Equity
                                 Fund, Fixed Income Securities Fund,
                                 Short/Intermediate Fixed Income Securities
                                 Fund, Money Market Fund, Ohio Municipal
                                 Money Market Fund, Ohio Tax-Free Fund,
                                 Michigan Tax-Free Fund, Mortgage Securities
                                 Fund, Florida Tax-Free Fund and Intermediate
                                 Government Income Fund; (9)
                    (iv)         Conformed Copy of Amendment to Investment
                                 Advisory Agreement dated June 23, 2006,
                                 between the Registrant and Huntington Asset
                                 Advisors, Inc., relating to the U.S.
                                 Treasury Money Market Fund, Growth Fund,
                                 Income Equity Fund, Fixed Income Securities
                                 Fund, Short/Intermediate Fixed Income
                                 Securities Fund, Money Market Fund, Ohio
                                 Municipal Money Market Fund, Ohio Tax-Free
                                 Fund, Michigan Tax-Free Fund, Mortgage
                                 Securities Fund, Florida Tax-Free Fund and
                                 Intermediate Government Income Fund; (9)
                    (v)          Conformed copy of Investment Advisory
                                 Agreement dated June 23, 2006, between the
                                 Registrant and Huntington Asset Advisors,
                                 Inc., relating to the VA Dividend Capture
                                 Fund, VA Growth Fund, VA Income Equity Fund,
                                 VA International Equity Fund, VA Macro 100
                                 Fund, VA Mid Corp America Fund, VA Mortgage
                                 Securities Fund, VA New Economy Fund, VA
                                 Rotating Markets Fund and VA Situs Small Cap
                                 Fund; (+)
                    (vi)         Conformed copy of Amendment to Investment
                                 Advisory Agreement dated June 23, 2006,
                                 between the Registrant and Huntington Asset
                                 Advisors, Inc., relating to the VA Dividend
                                 Capture Fund, VA Growth Fund, VA Income
                                 Equity Fund, VA International Equity Fund,
                                 VA Macro 100 Fund, VA Mid Corp America Fund,
                                 VA Mortgage Securities Fund, VA New Economy
                                 Fund, VA Rotating Markets Fund and VA Situs
                                 Small Cap Fund; (+)
                    (vii)        Conformed copy of Letter Agreement to the
                                 Investment Advisory Agreement dated June 23,
                                 2006, between the Registrant and Huntington
                                 Asset Advisors, Inc., relating to the VA
                                 Dividend Capture Fund, VA Growth Fund, VA
                                 Income Equity Fund, VA International Equity
                                 Fund, VA Macro 100 Fund, VA Mid Corp America
                                 Fund, VA Mortgage Securities Fund, VA New
                                 Economy Fund, VA Rotating Markets Fund and
                                 VA Situs Small Cap Fund; (+)
                    (viii)       Conformed copy of Subadvisory Agreement
                                 dated June 23, 2006, between the Registrant,
                                 Huntington Asset Advisors, Inc. and Laffer
                                 Investments, Inc.; (9)
             (e)    (i)          Conformed copy of Distributor's
                                 Contract dated June 23, 2006, between
                                 the Registrant and Edgewood Services
                                 Inc.; (9)
                    (ii)         Conformed copy of Exhibit A to the
                                 Distributor's Contract dated June 23,
                                 2006, between the Registrant and
                                 Edgewood Services Inc.; (9)
                    (iii)        Conformed copy of Exhibit B to the
                                 Distributor's Contract dated June 23,
                                 2006, between the Registrant and
                                 Edgewood Services Inc.; (9)
                    (iv)         Conformed copy of Exhibit C to the
                                 Distributor's Contract dated June 23,
                                 2006, between the Registrant and
                                 Edgewood Services Inc.; (9)
                    (v)          Conformed copy of Exhibit D to the
                                 Distributor's Contract dated June 23,
                                 2006, between the Registrant and
                                 Edgewood Services Inc.; (9)
                    (vi)         Conformed copy of Exhibit E to the
                                 Distributor's Contract dated June 23,
                                 2006, between the Registrant and
                                 Edgewood Services Inc.; (9)
                    (vii)        Conformed copy of Amendment to the
                                 Distributor's Contract dated June 23,
                                 2006, between the Registrant and
                                 Edgewood Services Inc.; (9)
             (f)                 Not applicable;
             (g)    (i)          Conformed copy of Custodian Agreement,
                                 dated June 23, 2006, between the
                                 Registrant and The Huntington National
                                 Bank; (9)
                    (ii)         Conformed copy of Schedule A to
                                 Custodian Agreement, dated June 23,
                                 2006, between the Registrant and The
                                 Huntington National Bank; (9)
                    (iii)        Copy of Schedule B to Custodian
                                 Agreement, dated June 23, 2006, between
                                 the Registrant and The Huntington
                                 National Bank; (9)
                    (iv)         Conformed copy of Amendment to
                                 Custodian Agreement, dated June 23,
                                 2006, between the Registrant and The
                                 Huntington National Bank; (9)
                    (v)          Conformed copy of Foreign Custody
                                 Manager Agreement between the
                                 Registrant and The Bank of New York,
                                 dated June 23, 2006; (9)
                    (vi) Copy of Exhibit A to Foreign Custody Manager  Agreement
                         between the Registrant and The Bank of New York, dated June 23, 2006; (9)
                    (vii) Conformed  copy  of  Schedule  I  to  Foreign  Custody
                         Agreement between the Registrant and The Bank of New York, dated June 23, 2006; (9)
                    (viii) Copy of  Schedule  II to  Foreign  Custody  Agreement between the Registrant and The Bank of New York, dated June 23, 2006; (9)
                    (ix) Copy  of  Schedule  III to  Foreign  Custody  Agreement
                         between the Registrant and The Bank of New York, dated June 23, 2006; (9)
                    (x) Conformed copy of Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006; (9)
                    (xi) Conformed  copy  of  Appendix  I  to  Foreign   Custody
                         Agreement between the Registrant and The Bank of New York, dated June 23, 2006; (9)
                    (xii) Conformed  copy of Sub-Custody  Agreement  between the
                         Registrant, The Huntington National Bank and PFPC Trust Company dated June 23, 2006; (+)
             (h)    (i)          Conformed copy of Mutual Fund Services
                                 Agreement, dated June 23, 2006, between
                                 the Registrant and Unified Funds
                                 Services, Inc.; (9)
                    (ii)         Copy of Exhibit A to the Mutual Fund
                                 Services Agreement, dated June 23,
                                 2006, between the Registrant and
                                 Unified Funds Services, Inc.; (9)
                    (iii)        Copy of Exhibit B to the Mutual Fund
                                 Services Agreement, dated June 23,
                                 2006, between the Registrant and
                                 Unified Funds Services, Inc.; (9)
                    (iv)         Copy of Exhibit C to the Mutual Fund
                                 Services Agreement, dated June 23,
                                 2006, between the Registrant and
                                 Unified Funds Services, Inc.; (9)
                    (v)          Copy of Exhibit D to the Mutual Fund
                                 Services Agreement, dated June 23,
                                 2006, between the Registrant and
                                 Unified Funds Services, Inc.; (9)
                    (vi)         Form of Administration Agreement dated
                                 June 23, 2006, between the Registrant
                                 and Huntington National Bank; (+)
                    (vii)        Copy of Investment Company Exhibit to
                                 Administration Agreement dated June 23,
                                 2006, between the Registrant and
                                 Huntington National Bank; (+)
                    (viii)       Form of Administrative Services Fee
                                 Exhibit to Administration Agreement
                                 dated June 23, 2006, between the
                                 Registrant and Huntington National
                                 Bank; (+)
                    (ix)         Conformed copy of Agreement for Sub-
                                 Administrative Services, dated June 23,
                                 2006, between the Registrant and
                                 Federated Services Company; (9)
                    (x)          Copy of Investment Company Exhibit to
                                 Agreement for Sub-Administrative
                                 Services, dated June 23, 2006, between
                                 the Registrant and Federated Services
                                 Company; (9)
                    (xi)         Conformed copy of Sub-Administrative
                                 Services Fee Exhibit to Agreement for
                                 Sub-Administrative Services, dated June
                                 23, 2006, between the Registrant and
                                 Federated Services Company; (9)
                    (xii)        Conformed copy of Financial
                                 Administration and Accounting Services
                                 Agreement dated December 1, 2001,
                                 including Exhibit A dated December 1,
                                 2001 as amended April 30, 2004, and
                                 Letter of Assignment dated August 8,
                                 2006; (9)
                    (xiii)       Conformed copy of Fund Accounting
                                 Agreement dated June 23, 2006, between
                                 the Registrant and BISYS Fund Services
                                 Ohio, Inc.; (+)
                    (xiv)        Conformed copy of Amendment #1 to Fund
                    Accounting Agreement dated June 23,   2006, between the
                    Registrant and   BISYS Fund Services Ohio, Inc.; (+)
                    (xv)         Conformed copy of Amendment #2 to Fund
                                 Accounting Agreement dated June 23,
                                 2006, between the Registrant and BISYS
                                 Fund Services Ohio, Inc.; (+)
                   (xvi)         Conformed copy of Amendment #3 to Fund
                                 Accounting Agreement dated June 23,
                                 2006, between the Registrant and BISYS
                                 Fund Services Ohio, Inc.; (+)
                 (xvii)          Conformed copy of Administrative
                                 Services Agreement between the
                                 Registrant and Huntington National
                                 Bank, dated June 23, 2006; (9)
                 (xviii)         Conformed copy of Exhibit A to
                                 Administrative Services Agreement
                                 between the Registrant and Huntington
                                 National Bank, dated June 23, 2006; (9)
                    (ix) Conformed copy of Fund  Participation  Agreement  among
                         the  Registrant,   Huntington  Asset  Advisors,   Inc.,
                         Edgewood Services, Inc. and Hartford Life Insurance Company, dated June 23, 2006; (+)
                    (xx) Form of Fund  Participation  Agreement among Nationwide
                         Life Insurance Company and Nationwide Life and Annuity Insurance Company; the Registrant; Huntington Asset Advisors, Inc.; and Edgewood Services, Inc., dated June 23, 2006, including Exhibits A through E; (+)
                    (xxi) Conformed copy of Fund  Participation  Agreement among the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc., and Transamerica Life Insurance Company, dated June 23, 2006; (+)
                    (i) Conformed copy of Opinion of Counsel as to legality of shares being offered; (9)
             (j)    (i)          Conformed copy of Consent of
                                 Independent Registered Public
                                 Accounting Firm; (9)
                    (ii)         Conformed copy of Consent of Counsel;
                                 (9)
             (k)                 Not applicable;
             (l)                 Conformed copy of Initial Capital
                                 Understanding; (1)
             (m)    (i)          Copy of the Distribution Plan of the
                                 Registrant, dated June 23 2006; (9)
                    (ii)         Copy of Exhibit A to Distribution Plan
                                 of the Registrant, dated June 23, 2006;
                                 (9)
             (n)    (i)          Conformed copy of Multiple Class Plan, dated
                                 June 23, 2006; (9)
                    (ii)         Conformed copy of Exhibit to Multiple Class
                                 Plan, dated June 23, 2006 (9)
             (o)    (i)          Conformed copy of Power of Attorney of
                                 Charles Davis, Daniel Benhase, John
                                 Shary, Thomas Westerfield, David
                                 Schoedinger and William R. Wise; (9)
                    (ii)         Conformed copy of Power of Attorney of
                                 Chief Executive Officer and Vice
                                 President of the Registrant; (9)
                    (iii)        Conformed copy of Power of Attorney of
                                 President of the Registrant; (9)
                    (iv)         Conformed copy of Power of Attorney of
                                 the Treasurer of the Registrant; (9)
             (p)    (i)          Copy of Code of Ethics of Edgewood
                                 Services, Inc.; (2)
                    (ii)         Copy of Code of Ethics of The
                                 Huntington Funds, dated May 4, 2006;
                                 (9)
                    (iii)        Copy of Code of Ethics of Huntington
                                 Asset Advisors, Inc., dated February 1,
                                 2006; (9)
                    (iv)         Copy of Code of Ethics for Federated
                                 Investors, Inc., dated January 1, 2005,
                                 revised January 26, 2005; (9)
                    (v)          Copy of Code of Ethics for Laffer
                                 Investments, Inc.; (9)

_________________________________________________________________
+            All exhibits have been filed electronically.

(1)    Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 20 on Form N-1A filed April 26,   1996 (File
Nos. 33-11905 and 811-5010).

(2)    Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 38 on Form N-1A filed February 21,   2002 (File
Nos. 33-11905 and 811-5010).

(3)
       Response is incorporated by reference to Registrant's Amendment No. 1 on Form N-14 filed February 3, 1998 (File Nos. 33-11905 and 811-5010).

(4)    Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 43 on Form N-1A filed February 2,   2004 (File
Nos. 33-11905 and 811-5010).

(5)    Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 44 on Form N-1A filed February 23,   2004 (File
Nos. 33-11905 and 811-5010).

(6)    Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 45 on Form N-1A filed April 29,   2004 (File
Nos. 33-11905 and 811-5010).

(7)    Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 47 on Form N-1A filed April 29,   2005 (File
Nos. 33-11905 and 811-5010).

(8)    Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 47 on Form N-1A filed April 28,   2006 (File
Nos. 33-11905 and 811-5010)

(9)  Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 50 on Form N-1A filed August 24, 2006 (File Nos. 33-11905 and 811-5010)

Item 24.     Persons Controlled by or Under Common Control with the
             Registrant:

             None

Item 25.     Indemnification: (3)

+      All Exhibits filed electronically.

Item 26.     Business and Other Connections of the Investment Adviser:

       Huntington Asset Advisors, Inc., ("Huntington") serves as the investment adviser to the Registrant. Huntington is a wholly owned subsidiary of Huntington Bancshares Incorporated ("HBI"). Huntington conducts a variety of trust activities. To the knowledge of the Registrant, none of the directors or executive officers of Huntington, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and executive officers also hold various positions with and engage business for HBI.





                                       1






                                       POSITION WITH HUNTINGTON
       NAME                            ASSET ADVISORS, INC.

       B. Randolph Bateman             President and
                                       Chief Investment Officer

       Douglas Brooks                  Senior Vice President

       James J. Gibboney, Jr.          Senior Vice President

       Kirk Mentzer                    Senior Vice President

       Christopher M. Rowane           Senior Vice President

       Paul Koscik                     Vice President

       Christopher G. Cwiklinski       Vice President

       Patrick J. Fraker               Vice President

       Craig J. Hardy                  Vice President

       Madelynn Matlock                Vice President

       Dr. Bernard Shinkel             Vice President

       William G. Doughty              Vice President

       Gustave Seasongood              Vice President

       Kathy Stylarek                  Vice President

       Martina Cheung                  Vice President

       Ronald J. Corn                  Secretary and Chief
                                       Compliance Officer

       David Castor                    Treasurer and Chief
                                       Financial Officer






                                       2





Item 27.     Principal Underwriters:

             (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: BBH Fund, Inc., BBH Trust, Hibernia Funds, The Huntington Funds, Huntington VA Funds, MTB Group of Funds and WesMark Funds.

             (b)

          (1)                              (2)                         (3)
Name and Principal              Positions and Offices      Positions and Offices
 Business Address                   With Distributor            With Registrant

Charles L. Davis, Jr.            President,
5800 Corporate Drive             Edgewood Services, Inc.
--
Pittsburgh, PA 15237-7002

Thomas R. Donahue                Director and Executive
--
5800 Corporate Drive             Vice President,
Pittsburgh, PA 15237-7002        Edgewood Services, Inc.

Peter J. Germain                 Director,
--
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas E. Territ                 Director,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley II                 Director and Treasurer
--
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Christine Johnston               Vice President,
--
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

C. Todd Gibson                   Secretary,
--
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Lori A. Hensler                  Assistant Treasurer,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak                 Assistant Treasurer,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Ned Bartley                      Assistant Secretary,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

       (c)   Not applicable





                                       3






Item 28.     Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                             41 South High Street
                                       Columbus, OH  43287

(Notices should be sent to the Agent for Service at the address above)

Edgewood Services, Inc.                5800 Corporate Drive
("Distributor")                        Pittsburgh, PA  15237-7002

Huntington Asset Advisors, Inc.        41 South High Street
("Advisor")                            Columbus, OH  43287

The Huntington National Bank           41 South High Street
("Custodian" and                       Columbus, OH  43287
"Administrator")

Federated Services Company             Federated Investors Tower
("Sub-Administrator")                  1001 Liberty Avenue
                                       Pittsburgh, PA  15222-3779

Unified Fund Services, Inc.            P.O. Box 6110
("Transfer Agent and                   Indianapolis, IN 46206-6110
Dividend Disbursing Agent")

BISYS Fund Services Ohio, Inc.         3435 Stelzer Road
("Sub-Fund Accountant")                Suite 1000
                                       Columbus, OH  43219


Item 29.     Management Services:  Not applicable.

Item 30.     Undertakings:  Not applicable.





                                       4






                               SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE HUNTINGTON FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 8th day of February, 2007.

                          THE HUNTINGTON FUNDS

                          BY: /s/ Alicia G. Powell
                          Alicia G. Powell, Assistant Secretary
                          February 8, 2007

       Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                         TITLE                  DATE

By: /s/ Alicia G. Powell         Attorney In Fact      February 8, 2007
Alicia G. Powell                 For the Persons
ASSISTANT SECRETARY              Listed Below

       NAME                         TITLE

B. Randolph Bateman*             President
                                 (Principal Executive Officer)

Charles L. Davis, Jr.*           Chief Executive Officer

Christopher E. Sabato*           Treasurer
                                 (Principal Financial Officer)

George Polatas*                  Vice President

David S. Schoedinger*            Trustee

John M. Shary*                   Trustee

Thomas J. Westerfield*           Trustee

William R. Wise*                 Trustee

Carl A. Nelson                   Trustee

Tadd C. Seitz                    Trustee

Mark D. Shary                    Trustee


* By Power of Attorney filed herewith